UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1. Reports to Stockholders

Delaware VIP® Trust

Delaware VIP Diversified Income Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$1,057.50	0.60%	$3.07
Service Class	1,000.00	1,054.80	0.90%	4.60

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.88	0.60%	$3.02
Service Class	1,000.00	1,020.39	0.90%	4.52

*“ExpensesPaid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†Becauseactual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Security type / sector allocation

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	1.82%
Agency Commercial Mortgage-Backed Securities	0.77%
Agency Mortgage-Backed Securities	15.26%
Collateralized Debt Obligations	1.90%
Corporate Bonds	51.65%
Banking	8.95%
Basic Industry	4.00%
Brokerage	0.37%
Capital Goods	3.58%
Communications	7.84%
Consumer Cyclical	2.75%
Consumer Non-Cyclical	5.94%
Electric	5.42%
Energy	5.24%
Finance Companies	0.97%
Insurance	0.90%
Natural Gas	0.37%
Real Estate Investment Trusts	0.69%
Technology	2.84%
Transportation	1.40%
Utilities	0.39%
Loan Agreements	4.24%
Municipal Bonds	0.08%
Non-Agency Asset-Backed Securities	1.81%
Non-Agency Collateralized Mortgage Obligations	1.64%
Non-Agency Commercial Mortgage-Backed Securities	8.29%
Sovereign Bonds	2.23%
Supranational Banks	0.05%

Security type / sector	Percentage of net assets
US Treasury Obligations	9.14%
Common Stock	0.00%
Preferred Stock	0.01%
Short-Term Investments	1.91%
Total Value of Securities	100.80%
Liabilities Net of Receivables and Other Assets	(0.80%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Schedule of investments

June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Security – 0.00%
Fannie Mae REMIC Trust
Series 2002-W11 AV1 0.525% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 •	592	$580

Total Agency Asset-Backed Security (cost $592)		580

Agency Collateralized Mortgage Obligations – 1.82%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.185% (LIBOR01M + 3.00%) 10/25/29 •	3,000,000	3,017,155
Series 2017-C04 2M2 3.035% (LIBOR01M + 2.85%) 11/25/29 •	947,194	930,577
Series 2018-C01 1M2 2.435% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	2,383,541	2,325,729
Series 2018-C02 2M2 2.385% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	1,191,567	1,164,725
Series 2018-C03 1M2 2.335% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	1,645,255	1,616,849
Series 2018-C05 1M2 2.535% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,186,779	1,160,342
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	229	252
Series 2004-T1 1A2 6.50% 1/25/44	3,228	3,813
Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42 •	10,715	12,255
Series 2004-W11 1A2 6.50% 5/25/44	17,733	21,040
Fannie Mae REMICs
Series 2010-116 Z 4.00% 10/25/40	19,567	21,654
Series 2013-44 Z 3.00% 5/25/43	94,242	96,007
Series 2017-40 GZ 3.50% 5/25/47	902,559	1,002,172
Series 2017-77 HZ 3.50% 10/25/47	1,290,231	1,419,239
Series 2017-94 CZ 3.50% 11/25/47	808,989	881,320
Freddie Mac REMICs
Series 4676 KZ 2.50% 7/15/45	876,659	919,110
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.035% (LIBOR01M + 2.85%) 4/25/28 •	97,384	97,525
Series 2016-DNA4 M2 1.485% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 •	37,928	37,886

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.435% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	2,250,000	$2,269,652
Series 2017-DNA3 M2 2.685% (LIBOR01M + 2.50%) 3/25/30 •	6,530,000	6,562,136
Series 2017-HQA2 M2AS 1.235% (LIBOR01M + 1.05%) 12/25/29 •	621,617	621,192
Series 2018-HQA1 M2 2.485% (LIBOR01M + 2.30%) 9/25/30 •	1,603,002	1,579,661
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 2.135% (LIBOR01M + 1.95%) 10/25/49 #•	3,283,917	3,218,535
Series 2019-HQA4 M2 144A 2.235% (LIBOR01M + 2.05%) 11/25/49 #•	4,000,000	3,879,779
Series 2020-DNA2 M1 144A 0.935% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #•	2,431,829	2,409,529
Series 2020-DNA2 M2 144A 2.035% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #•	1,700,000	1,611,777
Series 2020-HQA2 M1 144A 1.285% (LIBOR01M + 1.10%) 3/25/50 #•	3,451,553	3,437,275
Freddie Mac Structured Agency Credit Risk Trust
Series 2018-HQA2 M1 144A 0.935% (LIBOR01M + 0.75%) 10/25/48 #•	463,715	462,992
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	8,535	10,465
Series T-58 2A 6.50% 9/25/43 ◆	2,789	3,248
GNMA
Series 2013-113 LY 3.00% 5/20/43	378,000	412,401
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,341,554
Series 2017-107 QZ 3.00% 8/20/45	586,041	631,128
Series 2017-130 YJ 2.50% 8/20/47	665,000	725,523
Series 2018-34 TY 3.50% 3/20/48	476,000	519,833

Total Agency Collateralized Mortgage Obligations (cost $43,631,146)		45,424,330

Agency Commercial Mortgage-Backed Securities – 0.77%
Freddie Mac Multifamily Structured Pass Through Certificates
Series X3FX A2FX 3.00% 6/25/27 ◆	2,545,000	2,724,670
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.129% 8/25/44 #•	195,000	201,065

Diversified Income Series-3

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K18 B 144A 4.394% 1/25/45 #•	2,000,000	$2,072,866
Series 2012-K22 B 144A 3.81% 8/25/45 #•	1,730,000	1,772,248
Series 2013-K25 C 144A 3.744% 11/25/45 #•	1,500,000	1,531,972
Series 2013-K28 B 144A 3.609% 6/25/46 #•	2,400,000	2,507,058
Series 2014-K37 B 144A 4.715% 1/25/47 #•	1,500,000	1,639,823
Series 2014-K717 B 144A 3.754% 11/25/47 #•	3,205,000	3,272,805
Series 2014-K717 C 144A 3.754% 11/25/47 #•	1,055,000	1,061,705
Series 2016-K53 B 144A 4.158% 3/25/49 #•	530,000	566,320
Series 2016-K722 B 144A 3.975% 7/25/49 #•	580,000	607,075
Series 2017-K71 B 144A 3.882% 11/25/50 #•	1,175,000	1,249,391

Total Agency Commercial Mortgage-Backed Securities (cost $18,565,462)		19,206,998

Agency Mortgage-Backed Securities – 15.26%
Fannie Mae S.F. 30 yr
3.00% 10/1/46	13,311,243	14,135,197
3.00% 4/1/47	1,703,314	1,803,120
3.00% 11/1/48	8,719,094	9,199,850
3.00% 10/1/49	8,188,173	8,627,139
3.00% 12/1/49	19,999,616	21,246,492
3.00% 1/1/50	14,609,675	15,392,896
3.50% 7/1/47	7,862,071	8,508,789
3.50% 2/1/48	5,391,406	5,856,089
3.50% 3/1/48	8,702,063	9,202,542
3.50% 7/1/48	16,578,001	17,464,691
3.50% 11/1/48	7,175,184	7,596,708
3.50% 11/1/49	13,876,057	14,585,955
3.50% 1/1/50	12,277,784	12,911,536
3.50% 2/1/50	9,982,307	10,493,370
3.50% 3/1/50	5,088,656	5,585,427
4.00% 4/1/47	2,211,750	2,444,933
4.00% 4/1/48	15,741,612	16,755,454
4.00% 9/1/48	1,717,306	1,849,495
4.00% 10/1/48	9,873,379	10,908,671
4.00% 4/1/49	14,129,657	14,970,755
4.50% 6/1/40	738,498	820,803
4.50% 7/1/40	653,058	721,708
4.50% 2/1/41	2,395,846	2,665,720

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 8/1/41	1,630,684	$1,852,391
4.50% 5/1/46	897,796	996,594
4.50% 4/1/48	732,833	815,730
4.50% 12/1/48	528,657	567,903
4.50% 1/1/49	15,744,491	17,411,356
4.50% 11/1/49	6,119,961	6,570,104
4.50% 1/1/50	4,544,289	4,938,841
5.00% 6/1/44	1,670,723	1,921,739
5.00% 7/1/49	4,866,441	5,361,836
5.50% 5/1/44	17,420,915	20,001,438
6.00% 6/1/41	3,697,366	4,312,816
6.00% 7/1/41	18,884,534	22,024,624
6.00% 1/1/42	3,143,924	3,666,860
Freddie Mac S.F. 30 yr
3.00% 11/1/49	10,973,430	11,561,712
3.00% 12/1/49	4,343,652	4,601,530
3.00% 1/1/50	3,212,939	3,407,382
3.50% 11/1/48	6,029,237	6,587,395
4.00% 12/1/45	2,990,455	3,298,650
4.00% 7/1/47	1,031,496	1,099,323
4.00% 10/1/47	9,025,104	9,600,125
4.00% 10/1/48	219,433	232,393
4.50% 7/1/45	5,129,979	5,706,290
4.50% 3/1/49	3,722,629	4,034,498
4.50% 4/1/49	4,455,374	4,876,532
4.50% 8/1/49	7,706,171	8,540,770
5.50% 6/1/41	3,226,274	3,706,594
5.50% 9/1/41	5,828,062	6,699,288
GNMA I S.F. 30 yr 3.00% 3/15/50	3,129,874	3,331,301
GNMA II S.F. 30 yr 5.50% 5/20/37	206,531	235,957

Total Agency Mortgage-Backed Securities (cost $369,373,133)		381,709,312

Collateralized Debt Obligations – 1.90%
Apex Credit CLO
Series 2017-1A A1 144A 2.49% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #•	3,379,836	3,326,066
Series 2018-1A A2 144A 2.021% (LIBOR03M + 1.03%) 4/25/31 #•	6,200,000	5,919,903
Atlas Senior Loan Fund X
Series 2018-10A A 144A 2.309% (LIBOR03M + 1.09%) 1/15/31 #•	3,374,907	3,276,148
CFIP CLO
Series 2017-1A A 144A 2.355% (LIBOR03M + 1.22%) 1/18/30 #•	6,300,000	6,192,969

Diversified Income Series-4

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Galaxy XXI CLO Series 2015-21A AR 144A 2.155% (LIBOR03M + 1.02%) 4/20/31 #•	3,000,000	$2,896,176
KKR Financial CLO Series 2013-1A A1R 144A 2.509% (LIBOR03M + 1.29%) 4/15/29 #•	3,000,000	2,933,286
Man GLG US CLO Series 2018-1A A1R 144A 2.275% (LIBOR03M + 1.14%) 4/22/30 #•	8,200,000	7,891,787
Mariner CLO 5 Series 2018-5A A 144A 2.101% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #•	4,600,000	4,495,023
Midocean Credit CLO IX Series 2018-9A A1 144A 2.285% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #•	3,000,000	2,934,606
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.527% (LIBOR03M + 1.15%) 2/20/31 #•	3,000,000	2,939,829
Saranac CLO VII Series 2014-2A A1AR 144A 1.607% (LIBOR03M + 1.23%) 11/20/29 #•	2,975,936	2,906,388
Steele Creek CLO Series 2017-1A A 144A 2.469% (LIBOR03M + 1.25%) 10/15/30 #•	2,000,000	1,935,342

Total Collateralized Debt Obligations (cost $49,034,143)		47,647,523

Corporate Bonds – 51.65%
Banking – 8.95%
Akbank T.A.S. 144A 6.80% 2/6/26 #	1,135,000	1,134,887
144A 7.20% 3/16/27 #µ	595,000	577,150
Banco de Credito del Peru 144A 2.70% 1/11/25 #	1,500,000	1,505,347
Banco del Estado de Chile 144A 2.704% 1/9/25 #	530,000	545,569
Banco General 144A 4.125% 8/7/27 #	976,000	1,039,264
Banco Mercantil del Norte 144A 6.75% #µy	700,000	663,009
Banco Santander Mexico 144A 5.375% 4/17/25 #	520,000	570,063
144A 5.95% 10/1/28 #µ	660,000	678,850
Bancolombia 3.00% 1/29/25	1,215,000	1,191,964
4.625% 12/18/29 µ	1,185,000	1,119,825
Bangkok Bank 144A 3.733% 9/25/34 #µ	1,255,000	1,201,170

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #µ	3,290,000	$3,205,694
Bank of America 2.496% 2/13/31 µ	8,530,000	8,952,528
2.592% 4/29/31 µ	1,730,000	1,833,891
2.676% 6/19/41 µ	2,990,000	3,082,297
3.458% 3/15/25 µ	8,325,000	9,034,384
4.083% 3/20/51 µ	2,025,000	2,538,568
Bank of China 144A 5.00% 11/13/24 #	1,120,000	1,249,872
Bank of Georgia 144A 6.00% 7/26/23 #	1,360,000	1,355,085
Bank of Montreal 1.85% 5/1/25	4,960,000	5,138,638
Bank of New York Mellon 4.70% µy	1,800,000	1,876,500
Barclays Bank 1.70% 5/12/22	1,960,000	1,995,040
BBVA Bancomer 144A 5.125% 1/18/33 #µ	1,104,000	1,030,965
144A 6.75% 9/30/22 #	610,000	651,062
BBVA USA 2.875% 6/29/22	3,505,000	3,588,574
3.875% 4/10/25	2,530,000	2,674,429
Citizens Financial Group 5.65% µy	2,015,000	2,047,744
Credit Suisse Group 144A 2.593% 9/11/25 #µ	5,300,000	5,484,410
144A 4.194% 4/1/31 #µ	3,035,000	3,470,538
144A 6.25%#µy	8,870,000	9,278,712
144A 7.25%#µy	2,585,000	2,657,884
DBS Group Holdings 144A 4.52% 12/11/28 #µ	1,175,000	1,271,879
Development Bank of Mongolia 144A 7.25% 10/23/23 #	1,310,000	1,275,362
Emirates NBD Bank 2.625% 2/18/25	930,000	940,044
Fifth Third Bancorp 2.55% 5/5/27	3,205,000	3,431,660
3.65% 1/25/24	820,000	895,038
3.95% 3/14/28	2,985,000	3,495,699
Goldman Sachs Group 2.60% 2/7/30	1,915,000	2,001,660
3.50% 4/1/25	3,640,000	3,995,613
ICICI Bank 144A 4.00% 3/18/26 #	1,180,000	1,222,805
Itau Unibanco Holding 144A 3.25% 1/24/25 #	1,330,000	1,310,050
JPMorgan Chase & Co. 2.522% 4/22/31 µ	2,905,000	3,074,681
3.109% 4/22/41 µ	1,290,000	1,393,857
3.109% 4/22/51 µ	1,935,000	2,092,829
3.702% 5/6/30 µ	230,000	264,355
4.023% 12/5/24 µ	8,915,000	9,828,138
4.60%µy	2,405,000	2,147,304
5.00%µy	2,495,000	2,401,879
Morgan Stanley 1.668% (LIBOR03M + 1.22%) 5/8/24 •	3,945,000	3,975,255

Diversified Income Series-5

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley 2.188% 4/28/26 µ	6,680,000	$6,955,229
3.622% 4/1/31 µ	1,835,000	2,100,174
5.00% 11/24/25	6,125,000	7,162,659
NBK Tier 1 Financing 2 144A 4.50% #µy	660,000	628,980
Northern Trust 1.95% 5/1/30	3,135,000	3,229,615
PNC Bank 2.70% 11/1/22	490,000	512,855
4.05% 7/26/28	4,705,000	5,518,455
PNC Financial Services Group 2.60% 7/23/26	5,655,000	6,140,376
Popular 6.125% 9/14/23	680,000	689,279
QNB Finance 3.50% 3/28/24	1,175,000	1,243,870
Royal Bank of Scotland Group 8.625% µy	6,095,000	6,350,807
Shinhan Financial Group 144A 3.34% 2/5/30 #µ	890,000	930,044
Truist Bank 2.25% 3/11/30	4,195,000	4,242,046
2.636% 9/17/29 µ	10,165,000	10,204,575
Truist Financial 4.95% µy	2,145,000	2,198,625
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #	595,000	596,047
144A 5.875% 3/16/23 #	585,000	586,907
UBS Group 144A 4.125% 9/24/25 #	5,765,000	6,542,142
6.875%µy	5,110,000	5,185,040
7.125%µy	785,000	802,375
US Bancorp 1.45% 5/12/25	2,975,000	3,066,466
3.00% 7/30/29	2,380,000	2,586,202
3.10% 4/27/26	195,000	216,685
3.375% 2/5/24	4,245,000	4,642,872
3.60% 9/11/24	2,640,000	2,946,324
3.95% 11/17/25	4,130,000	4,772,495
US Bank 3.40% 7/24/23	2,360,000	2,553,721
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	2,690,000	2,226,634
Wells Fargo & Co. 3.068% 4/30/41 µ	1,325,000	1,383,848
Woori Bank 144A 4.75% 4/30/24 #	1,250,000	1,366,976

		223,974,344

Basic Industry – 4.00%
Air Products and Chemicals 1.50% 10/15/25	460,000	476,040
1.85% 5/15/27	5,120,000	5,368,846
2.05% 5/15/30	1,735,000	1,825,535
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	6,170,000	6,211,308
Bioceanico Sovereign Certificate 144A 2.884% 6/5/34 #^	1,435,821	1,015,843

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Chemours 7.00% 5/15/25	2,306,000	$2,208,733
Corp Nacional del Cobre de Chile 144A 3.15% 1/14/30 #	525,000	547,205
144A 4.25% 7/17/42 #	200,000	220,298
CSN Islands XI 144A 6.75% 1/28/28 #	760,000	651,700
CSN Resources 144A 7.625% 2/13/23 #	350,000	325,937
144A 7.625% 4/17/26 #	240,000	207,900
Equate Petrochemical 144A 3.00% 3/3/22 #	695,000	704,139
First Quantum Minerals 144A 7.50% 4/1/25 #	685,000	656,994
Freeport-McMoRan 4.125% 3/1/28	2,445,000	2,377,359
4.25% 3/1/30	2,451,000	2,379,774
5.45% 3/15/43	1,105,000	1,086,640
Georgia-Pacific 144A 1.75% 9/30/25 #	1,770,000	1,827,339
144A 2.10% 4/30/27 #	1,405,000	1,460,175
144A 2.30% 4/30/30 #	3,765,000	3,927,395
8.00% 1/15/24	5,305,000	6,635,044
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,755,000	2,011,757
Hudbay Minerals 144A 7.625% 1/15/25 #	395,000	379,241
Inversiones 144A 3.85% 1/13/30 #	695,000	710,766
Israel Chemicals 6.375% 5/31/38 #	2,630,000	3,145,956
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	440,000	450,729
Klabin Austria 144A 7.00% 4/3/49 #	1,010,000	1,054,187
LYB International Finance III 2.875% 5/1/25	5,939,000	6,331,557
MEGlobal Canada 144A 5.875% 5/18/30 #	640,000	725,549
Methanex 5.25% 12/15/29	5,515,000	4,880,665
Metinvest 144A 8.50% 4/23/26 #	695,000	683,776
Minera Mexico 144A 4.50% 1/26/50 #	1,445,000	1,443,078
Newmont 2.25% 10/1/30	4,215,000	4,280,193
2.80% 10/1/29	7,585,000	8,013,405
Nexa Resources 144A 6.50% 1/18/28 #	635,000	644,843
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	1,865,000	1,979,977
Nutrien 2.95% 5/13/30	2,120,000	2,251,182
OCP 144A 4.50% 10/22/25 #	2,064,000	2,156,620
Olin 5.00% 2/1/30	3,705,000	3,287,502
5.625% 8/1/29	1,415,000	1,303,604
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	407,000	418,565
PolyOne 144A 5.75% 5/15/25 #	3,214,000	3,312,429

Diversified Income Series-6

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Sasol Financing USA
5.875% 3/27/24	5,525,000	$4,944,875
6.50% 9/27/28	595,000	529,050
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	665,000	688,371
Steel Dynamics 5.50% 10/1/24	595,000	611,734
Syngenta Finance
144A 3.933% 4/23/21 #	1,615,000	1,630,979
144A 4.441% 4/24/23 #	960,000	1,008,348
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	1,345,000	958,985

		99,952,127

Brokerage – 0.37%
Charles Schwab 5.375% µy	4,755,000	5,091,749
Jefferies Group
4.15% 1/23/30	2,135,000	2,319,735
6.45% 6/8/27	893,000	1,048,337
6.50% 1/20/43	750,000	873,526

		9,333,347

Capital Goods – 3.58%
Amphenol 2.05% 3/1/25	1,150,000	1,201,632
Ashtead Capital 144A 5.25% 8/1/26 #	885,000	932,569
BMC East 144A 5.50% 10/1/24 #	645,000	652,189
Boise Cascade 144A 5.625% 9/1/24 #	265,000	267,953
Bombardier 144A 6.00% 10/15/22 #	685,000	481,178
Caterpillar
2.60% 4/9/30	4,740,000	5,160,739
3.25% 4/9/50	2,335,000	2,620,499
Cemex 144A 7.375% 6/5/27 #	1,680,000	1,711,080
Covanta Holding 5.875% 7/1/25	600,000	609,687
EnPro Industries 5.75% 10/15/26	240,000	240,854
General Dynamics
3.25% 4/1/25	2,920,000	3,240,467
4.25% 4/1/40	3,030,000	3,781,665
4.25% 4/1/50	1,755,000	2,290,114
General Electric
3.45% 5/1/27	1,490,000	1,529,756
3.625% 5/1/30	2,435,000	2,442,188
4.35% 5/1/50	4,675,000	4,640,805
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	855,000	864,529
HTA Group 144A 7.00% 12/18/25 #	1,395,000	1,415,862
Hutama Karya Persero 144A 3.75% 5/11/30 #	4,760,000	5,010,200
L3Harris Technologies
2.90% 12/15/29	4,525,000	4,881,576
3.85% 6/15/23	1,425,000	1,550,392
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	3,435,000	3,381,285
Otis Worldwide 144A 2.056% 4/5/25 #	1,680,000	1,762,572

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Otis Worldwide
144A 2.565% 2/15/30 #	11,370,000	$11,947,934
144A 3.112% 2/15/40 #	1,725,000	1,775,030
144A 3.362% 2/15/50 #	1,035,000	1,100,708
Roper Technologies
2.35% 9/15/24	1,415,000	1,492,229
2.95% 9/15/29	5,240,000	5,733,805
Standard Industries 144A 5.00% 2/15/27 #	2,100,000	2,132,351
TransDigm 144A 6.25% 3/15/26 #	3,738,000	3,742,112
United Rentals North America 5.50% 5/15/27	1,470,000	1,519,884
Waste Management
2.95% 6/15/24	900,000	921,864
3.45% 6/15/29	1,556,000	1,611,272
4.15% 7/15/49	739,000	927,894
WESCO Distribution 144A 7.125% 6/15/25 #	405,000	428,166
144A 7.25% 6/15/28 #	5,285,000	5,586,615

		89,589,655

Communications – 7.84%
Altice Financing 144A 5.00% 1/15/28 #	3,175,000	3,158,982
Altice France Holding
144A 6.00% 2/15/28 #	2,400,000	2,283,012
144A 10.50% 5/15/27 #	3,665,000	4,053,215
Amazon.com
1.20% 6/3/27	1,155,000	1,164,228
1.50% 6/3/30	1,865,000	1,895,618
2.50% 6/3/50	2,700,000	2,744,962
AMC Networks 4.75% 8/1/25	750,000	738,079
America Movil 2.875% 5/7/30	830,000	877,663
AT&T
2.30% 6/1/27	1,575,000	1,628,654
3.50% 6/1/41	1,260,000	1,328,097
3.65% 6/1/51	850,000	890,838
4.35% 3/1/29	1,642,000	1,915,481
4.50% 3/9/48	1,285,000	1,510,383
4.90% 8/15/37	3,115,000	3,740,161
C&W Senior Financing 144A 7.50% 10/15/26 #	570,000	584,481
Charter Communications Operating
2.80% 4/1/31	1,135,000	1,153,146
3.70% 4/1/51	2,025,000	1,980,562
4.464% 7/23/22	5,555,000	5,924,786
4.80% 3/1/50	1,635,000	1,860,769
4.908% 7/23/25	760,000	872,084
5.05% 3/30/29	5,770,000	6,811,041
Clear Channel Worldwide Holdings 9.25% 2/15/24	1,780,000	1,655,818
Comcast 3.20% 7/15/36	3,455,000	3,849,963

Diversified Income Series-7

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Comcast
3.70% 4/15/24	7,050,000	$7,827,669
3.75% 4/1/40	835,000	985,666
Connect Finco 144A 6.75% 10/1/26 #	3,520,000	3,333,088
Crown Castle International
3.80% 2/15/28	5,075,000	5,710,630
4.30% 2/15/29	2,155,000	2,502,088
5.25% 1/15/23	2,190,000	2,437,822
CSC Holdings
5.875% 9/15/22	1,118,000	1,170,798
144A 7.75% 7/15/25 #	1,080,000	1,126,451
Digicel Group 0.5 PIK 10.00% 4/1/24 T	709,514	493,077
Discovery Communications
4.125% 5/15/29	11,195,000	12,788,937
5.20% 9/20/47	2,760,000	3,214,783
Frontier Communications 144A 8.00% 4/1/27 #‡	5,289,000	5,377,221
Gray Television 144A 5.875% 7/15/26 #	885,000	883,730
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	1,275,000	1,300,500
Millicom International Cellular 144A 6.25% 3/25/29 #	1,365,000	1,456,885
Netflix 144A 3.625% 6/15/25 #	3,445,000	3,485,909
Ooredoo International Finance 144A 5.00% 10/19/25 #	605,000	693,340
Sable International Finance 144A 5.75% 9/7/27 #	545,000	556,685
Sirius XM Radio 144A 4.625% 7/15/24 #	3,160,000	3,249,870
Sprint Spectrum 144A 4.738% 3/20/25 #	2,130,000	2,313,489
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	870,000	909,150
Terrier Media Buyer 144A 8.875% 12/15/27 #	2,175,000	2,090,719
Time Warner Cable 7.30% 7/1/38	5,775,000	8,014,216
Time Warner Entertainment 8.375% 3/15/23	2,495,000	2,925,838
T-Mobile USA
144A 1.50% 2/15/26 #	1,520,000	1,523,694
144A 3.50% 4/15/25 #	1,750,000	1,910,816
144A 3.75% 4/15/27 #	2,405,000	2,671,354
144A 3.875% 4/15/30 #	6,025,000	6,726,581
144A 4.375% 4/15/40 #	1,305,000	1,515,229
6.50% 1/15/26	1,110,000	1,161,265
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,720,000	1,817,613
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,300,000	1,293,227
VEON Holdings 144A 4.00% 4/9/25 #	1,482,000	1,534,752

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Verizon Communications
3.15% 3/22/30	955,000	$1,081,701
4.00% 3/22/50	650,000	822,101
4.50% 8/10/33	12,400,000	15,457,412
ViacomCBS
4.375% 3/15/43	5,775,000	6,045,623
4.95% 1/15/31	4,620,000	5,413,823
Vodafone Group
4.25% 9/17/50	2,090,000	2,459,679
4.875% 6/19/49	8,605,000	10,827,707
VTR Comunicaciones 144A 5.125% 1/15/28 #	615,000	630,683
VTR Finance 144A 6.375% 7/15/28 #	445,000	458,915
Weibo 3.375% 7/8/30	4,030,000	4,003,281
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,465,000	1,427,232

		196,253,272

Consumer Cyclical – 2.75%
Allison Transmission 144A 5.875% 6/1/29 #	335,000	349,373
Aramark Services 144A 5.00% 2/1/28 #	2,365,000	2,252,178
Boyd Gaming 144A 4.75% 12/1/27 #	1,635,000	1,406,656
CK Hutchison International 20 144A 2.50% 5/8/30 #	1,430,000	1,467,931
Colt Merger Sub 144A 6.25% 7/1/25 #	2,670,000	2,655,849
Costco Wholesale
1.60% 4/20/30	2,540,000	2,571,838
1.75% 4/20/32	805,000	820,210
El Puerto de Liverpool 144A 3.95% 10/2/24 #	1,170,000	1,197,793
Ford Motor Credit 4.542% 8/1/26	4,740,000	4,544,475
Future Retail 144A 5.60% 1/22/25 #	1,250,000	827,674
General Motors
5.00% 10/1/28	2,289,000	2,432,445
5.40% 10/2/23	1,300,000	1,409,314
6.125% 10/1/25	1,300,000	1,462,580
General Motors Financial
5.20% 3/20/23	2,455,000	2,628,395
5.25% 3/1/26	2,986,000	3,256,557
Home Depot
2.70% 4/15/30	1,535,000	1,688,738
3.35% 4/15/50	1,345,000	1,541,308
Kia Motors 144A 3.00% 4/25/23 #	535,000	552,035
Lowe’s
4.05% 5/3/47	925,000	1,085,933
4.55% 4/5/49	8,649,000	10,969,932
5.125% 4/15/50	3,635,000	5,039,387
MGM China Holdings 144A 5.25% 6/18/25 #	1,055,000	1,081,375
MGM Resorts International 5.75% 6/15/25	2,242,000	2,223,806

Diversified Income Series-8

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Murphy Oil USA 5.625% 5/1/27	775,000	$802,947
Prime Security Services Borrower 144A 5.75% 4/15/26 #	185,000	192,139
144A 6.25% 1/15/28 #	4,610,000	4,355,021
Resorts World Las Vegas 144A 4.625% 4/16/29 #	800,000	784,995
Sands China 144A 3.80% 1/8/26 #	750,000	774,383
144A 4.375% 6/18/30 #	940,000	982,601
Scientific Games International 144A 8.25% 3/15/26 #	480,000	426,818
Shimao Group Holdings 5.60% 7/15/26	1,315,000	1,386,503
TJX 3.875% 4/15/30	1,870,000	2,201,552
4.50% 4/15/50	1,000,000	1,284,328
VF 2.40% 4/23/25	2,015,000	2,123,628

		68,780,697

Consumer Non-Cyclical – 5.94%
AbbVie 144A 2.95% 11/21/26 #	5,100,000	5,585,287
144A 4.05% 11/21/39 #	6,371,000	7,399,208
Amgen 2.20% 2/21/27	1,070,000	1,129,987
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	5,540,000	6,225,159
4.15% 1/23/25	5,315,000	6,034,766
Bausch Health 144A 5.50% 11/1/25 #	2,669,000	2,730,547
144A 6.25% 2/15/29 #	3,316,000	3,338,797
Biogen 2.25% 5/1/30	3,210,000	3,246,325
3.15% 5/1/50	7,485,000	7,240,755
BRF 144A 4.875% 1/24/30 #	880,000	830,500
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	7,560,000	8,187,603
Centene 3.375% 2/15/30	1,980,000	2,002,325
144A 5.375% 8/15/26 #	1,645,000	1,717,832
Charles River Laboratories International 144A 5.50% 4/1/26 #	795,000	829,109
Cigna 2.109% (LIBOR03M + 0.89%) 7/15/23 •	1,770,000	1,779,734
2.40% 3/15/30	1,360,000	1,412,776
3.20% 3/15/40	1,295,000	1,376,312
4.125% 11/15/25	6,384,000	7,342,063
Coca-Cola 1.45% 6/1/27	815,000	837,829
2.50% 6/1/40	940,000	974,971
Cott Holdings 144A 5.50% 4/1/25 #	645,000	649,963

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health 3.75% 4/1/30	1,535,000	$1,768,666
4.30% 3/25/28	16,475,000	19,273,315
4.78% 3/25/38	2,055,000	2,555,951
5.05% 3/25/48	65,000	84,688
DP World Crescent 144A 3.908% 5/31/23 #	400,000	416,560
Encompass Health 4.50% 2/1/28	2,065,000	1,984,073
4.75% 2/1/30	545,000	521,396
5.75% 9/15/25	610,000	629,145
Gilead Sciences 4.15% 3/1/47	8,220,000	10,483,964
HCA 5.875% 2/15/26	1,225,000	1,346,232
7.58% 9/15/25	80,000	92,400
JBS Investments II 144A 5.75% 1/15/28 #	845,000	836,761
144A 7.00% 1/15/26 #	815,000	857,197
JBS USA LUX 144A 5.75% 6/15/25 #	1,015,000	1,030,225
Kernel Holding 144A 6.50% 10/17/24 #	855,000	851,794
144A 8.75% 1/31/22 #	785,000	813,660
Kroger 2.20% 5/1/30	1,365,000	1,422,420
MHP 144A 7.75% 5/10/24 #	965,000	1,013,250
New York and Presbyterian Hospital 4.063% 8/1/56	1,630,000	2,035,613
Pfizer 2.55% 5/28/40	1,610,000	1,674,799
Post Holdings 144A 5.75% 3/1/27 #	720,000	747,292
Rede D’or Finance 144A 4.50% 1/22/30 #	1,245,000	1,100,655
Stryker 1.95% 6/15/30	4,058,000	4,080,480
Takeda Pharmaceutical 2.05% 3/31/30	1,120,000	1,110,999
3.025% 7/9/40	1,845,000	1,865,903
3.175% 7/9/50	1,845,000	1,861,036
Tenet Healthcare 5.125% 5/1/25	3,982,000	3,847,448
Teva Pharmaceutical Finance
Netherlands III 6.75% 3/1/28	2,071,000	2,192,578
Universal Health Services 144A 5.00% 6/1/26 #	485,000	498,706
Upjohn 144A 1.65% 6/22/25 #	595,000	607,287
144A 2.30% 6/22/27 #	495,000	511,827
144A 2.70% 6/22/30 #	3,640,000	3,747,766
144A 4.00% 6/22/50 #	845,000	908,436
US Foods 144A 6.25% 4/15/25 #	4,813,000	4,918,284

		148,562,654

Electric – 5.42%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	980,000	915,965
AEP Texas 3.45% 1/15/50	685,000	744,875

Diversified Income Series-9

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Electric (continued)
AES Gener 144A 7.125% 3/26/79 #µ	1,115,000	$1,153,206
American Transmission Systems 144A 5.25% 1/15/22 #	3,930,000	4,164,470
Appalachian Power 3.70% 5/1/50	835,000	919,678
Berkshire Hathaway Energy 144A 4.25% 10/15/50 #	1,645,000	2,069,739
Calpine 144A 4.50% 2/15/28 #	896,000	879,585
144A 5.25% 6/1/26 #	649,000	657,187
CenterPoint Energy 3.85% 2/1/24	1,645,000	1,800,609
4.25% 11/1/28	5,198,000	6,046,884
Centrais Eletricas Brasileiras 144A 3.625% 2/4/25 #	226,000	221,367
144A 4.625% 2/4/30 #	950,000	909,031
CLP Power Hong Kong Financing 2.875% 4/26/23	545,000	564,108
Comision Federal de Electricidad 144A 4.875% 1/15/24 #	251,000	265,092
Duke Energy 4.875% µy	3,655,000	3,655,791
Duke Energy Indiana 2.75% 4/1/50	4,280,000	4,327,369
3.25% 10/1/49	2,480,000	2,753,241
Emera 6.75% 6/15/76 µ	484,000	524,295
Engie Energia Chile 144A 4.50% 1/29/25 #	710,000	768,582
Entergy Arkansas 4.20% 4/1/49	1,930,000	2,442,367
Entergy Louisiana 4.95% 1/15/45	545,000	594,243
Entergy Mississippi 3.85% 6/1/49	3,060,000	3,663,609
Entergy Texas 3.55% 9/30/49	1,380,000	1,526,188
Evergy 4.85% 6/1/21	535,000	549,776
Evergy Kansas Central 3.45% 4/15/50	3,265,000	3,630,999
Evergy Metro 3.65% 8/15/25	3,445,000	3,886,593
Exelon 3.497% 6/1/22	2,700,000	2,819,275
3.95% 6/15/25	1,045,000	1,175,297
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,675,000	2,037,890
Interstate Power and Light 4.10% 9/26/28	6,990,000	8,105,669
Israel Electric 144A 5.00% 11/12/24 #	1,110,000	1,247,379
Kallpa Generacion 144A 4.125% 8/16/27 #	1,894,000	1,936,274
Listrindo Capital 144A 4.95% 9/14/26 #	1,190,000	1,201,900
Louisville Gas and Electric 4.25% 4/1/49	5,265,000	6,415,896
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	1,897,000	1,917,261
National Rural Utilities Cooperative Finance 4.75% 4/30/43 µ	1,090,000	1,093,213
Nevada Power 3.125% 8/1/50	3,029,000	3,292,162

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings 2.90% 4/1/22	5,230,000	$5,445,434
3.15% 4/1/24	2,530,000	2,747,484
NV Energy 6.25% 11/15/20	1,860,000	1,900,241
Pacific Gas and Electric 2.10% 8/1/27	925,000	915,815
2.50% 2/1/31	1,365,000	1,337,837
3.30% 8/1/40	580,000	565,819
PacifiCorp 2.70% 9/15/30	575,000	628,742
3.30% 3/15/51	795,000	879,814
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	475,000	501,629
144A 5.25% 5/15/47 #	528,000	596,268
PG&E 5.25% 7/1/30	3,735,000	3,763,013
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	1,135,000	1,217,905
Southern California Edison 3.65% 2/1/50	3,245,000	3,580,900
4.00% 4/1/47	1,745,000	1,996,001
4.875% 3/1/49	4,680,000	6,061,612
Southwestern Electric Power 4.10% 9/15/28	8,995,000	10,233,914
Vistra Operations 144A 5.50% 9/1/26 #	3,547,000	3,639,382
Xcel Energy 2.60% 12/1/29	845,000	910,091
3.40% 6/1/30	1,230,000	1,418,087
3.50% 12/1/49	5,630,000	6,306,529

		135,523,582

Energy – 5.24%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	780,000	925,373
AES Andres 144A 7.95% 5/11/26 #	1,535,000	1,558,025
Bayan Resources 144A 6.125% 1/24/23 #	565,000	532,204
BP Capital Markets 4.875% µy	4,840,000	5,009,400
Chevron 2.236% 5/11/30	1,765,000	1,849,972
Crestwood Midstream Partners 6.25% 4/1/23	1,030,000	919,383
Ecopetrol 5.375% 6/26/26	445,000	467,668
6.875% 4/29/30	1,375,000	1,586,063
Energy Transfer Operating 5.25% 4/15/29	3,485,000	3,805,723
6.25% 4/15/49	8,255,000	8,760,303
Equinor 1.75% 1/22/26	1,235,000	1,265,994
Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	1,395,000	1,391,513
Geopark 144A 5.50% 1/17/27 #	1,195,000	1,030,699
144A 6.50% 9/21/24 #	330,000	304,605

Diversified Income Series-10

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Energy (continued)
Gran Tierra Energy 144A 7.75% 5/23/27 #	1,420,000	$645,213
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,185,000	1,172,879
KazMunayGas National JSC 144A 6.375% 10/24/48 #	481,000	608,220
KazTransGas JSC 144A 4.375% 9/26/27 #	3,125,000	3,375,937
Lukoil Securities 144A 3.875% 5/6/30 #	3,090,000	3,225,187
Marathon Oil 4.40% 7/15/27	9,190,000	9,024,380
MPLX
4.00% 3/15/28	720,000	759,077
4.125% 3/1/27	3,915,000	4,180,153
5.50% 2/15/49	6,320,000	7,181,716
Murphy Oil 5.875% 12/1/27	3,362,000	2,961,720
Noble Energy
3.25% 10/15/29	3,785,000	3,424,608
3.90% 11/15/24	2,320,000	2,339,794
4.20% 10/15/49	5,680,000	4,720,274
4.95% 8/15/47	3,145,000	2,807,278
5.05% 11/15/44	665,000	605,095
NuStar Logistics 5.625% 4/28/27	420,000	406,923
Oil and Gas Holding 144A 7.625% 11/7/24 #	404,000	438,803
ONEOK 7.50% 9/1/23	5,305,000	6,074,874
Pertamina Persero 144A 3.65% 7/30/29 #	410,000	430,481
Petrobras Global Finance
144A 5.093% 1/15/30 #	4,854,000	4,844,292
6.75% 6/3/50	520,000	536,120
6.90% 3/19/49	223,000	235,377
7.25% 3/17/44	615,000	670,811
Petroleos Mexicanos
6.50% 3/13/27	244,000	220,574
6.50% 1/23/29	3,984,000	3,479,785
6.75% 9/21/47	1,433,000	1,104,313
Petronas Capital 144A 3.50% 4/21/30 #	500,000	556,726
Precision Drilling 144A 7.125% 1/15/26 #	420,000	257,695
PTTEP Treasury Center 144A 2.587% 6/10/27 #	4,563,000	4,676,514
ReNew Power 144A 5.875% 3/5/27 #	925,000	898,165
Sabine Pass Liquefaction 5.625% 3/1/25	3,420,000	3,911,140
5.75% 5/15/24	5,868,000	6,611,523
Saudi Arabian Oil 144A 2.875% 4/16/24 #	1,030,000	1,071,867
144A 4.25% 4/16/39 #	1,280,000	1,428,194
Schlumberger Holdings 144A 4.30% 5/1/29 #	4,475,000	4,948,889

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Energy (continued)
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	600,000	$623,197
Southwestern Energy 7.75% 10/1/27	2,790,000	2,436,102
Targa Resources Partners 5.375% 2/1/27	855,000	827,054
Tecpetrol 144A 4.875% 12/12/22 #	1,680,000	1,586,063
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	3,528,000	3,622,229
Transocean Proteus 144A 6.25% 12/1/24 #	513,500	474,987
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	880,000	753,399
Tullow Oil 144A 7.00% 3/1/25 #	815,000	513,951
YPF 144A 8.50% 6/27/29 #	1,245,000	923,248

		131,001,752

Finance Companies – 0.97%
AerCap Ireland Capital DAC
3.65% 7/21/27	5,100,000	4,514,712
6.50% 7/15/25	1,125,000	1,179,830
Air Lease
3.00% 2/1/30	3,525,000	3,273,228
3.375% 7/1/25	1,255,000	1,256,109
Ally Financial 5.75% 11/20/25	3,090,000	3,304,873
China Overseas Finance Cayman V 3.95% 11/15/22	870,000	914,482
GE Capital Funding 144A 3.45% 5/15/25 #	2,975,000	3,118,952
International Lease Finance 8.625% 1/15/22	6,210,000	6,674,426

		24,236,612

Insurance – 0.90%
AIA Group
3.125% 3/13/23	890,000	927,197
144A 3.20% 3/11/25 #	210,000	224,422
144A 3.375% 4/7/30 #	705,000	771,086
American International Group 3.40% 6/30/30	2,765,000	3,001,386
Aon 2.80% 5/15/30	295,000	316,005
AssuredPartners 144A 7.00% 8/15/25 #	569,000	570,772
Brighthouse Financial 5.625% 5/15/30	1,610,000	1,787,262
HUB International 144A 7.00% 5/1/26 #	2,490,000	2,492,502
MetLife 144A 9.25% 4/8/38 #	2,655,000	3,686,640
Prudential Financial 3.70% 3/13/51	3,275,000	3,620,298
5.375% 5/15/45 µ	2,755,000	2,916,904
USI 144A 6.875% 5/1/25 #	2,183,000	2,208,901

		22,523,375

Natural Gas – 0.37%
Brooklyn Union Gas 144A 3.865% 3/4/29 #	6,330,000	7,274,240

Diversified Income Series-11

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
NiSource 5.65% µy	2,080,000	$1,987,419

		9,261,659

Real Estate Investment Trusts – 0.69%
American Tower Trust #1 144A 3.07% 3/15/23 #	3,070,000	3,147,544
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	810,000	717,255
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,782,076
5.25% 2/15/24	1,755,000	1,881,540
CubeSmart
3.00% 2/15/30	3,415,000	3,629,176
3.125% 9/1/26	1,825,000	1,943,690
Kaisa Group Holdings 9.375% 6/30/24	1,180,000	1,083,997
MGM Growth Properties Operating Partnership 5.75% 2/1/27	265,000	272,040
Regency Centers 3.70% 6/15/30	2,715,000	2,924,440

		17,381,758

Technology – 2.84%
Apple 1.65% 5/11/30	1,855,000	1,919,569
Baidu 3.875% 9/29/23	1,415,000	1,509,235
Broadcom
144A 3.15% 11/15/25 #	1,610,000	1,711,431
144A 4.15% 11/15/30 #	2,169,000	2,364,885
144A 4.70% 4/15/25 #	1,724,000	1,943,085
144A 5.00% 4/15/30 #	2,770,000	3,189,210
CDK Global
5.00% 10/15/24	1,870,000	1,988,016
5.875% 6/15/26	1,268,000	1,319,906
CommScope Technologies 144A 5.00% 3/15/27 #	374,000	337,988
Equinix 5.375% 5/15/27	850,000	929,318
Fiserv 2.65% 6/1/30	2,190,000	2,315,286
Global Payments
2.65% 2/15/25	4,950,000	5,260,364
2.90% 5/15/30	2,685,000	2,811,678
3.20% 8/15/29	3,600,000	3,863,075
International Business Machines
1.95% 5/15/30	2,085,000	2,136,766
3.00% 5/15/24	9,490,000	10,282,409
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	682,000	687,838
Microchip Technology 144A 4.25% 9/1/25 #	1,580,000	1,594,526
NXP 144A 2.70% 5/1/25 #	345,000	362,971
144A 3.40% 5/1/30 #	670,000	722,435
144A 4.125% 6/1/21 #	4,875,000	5,021,572
144A 4.30% 6/18/29 #	739,000	839,875
144A 4.875% 3/1/24 #	6,435,000	7,190,413
Oracle 2.95% 4/1/30	2,665,000	2,975,134

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
PayPal Holdings 1.65% 6/1/25	2,340,000	$2,424,936
2.30% 6/1/30	2,255,000	2,348,469
Tencent Holdings 144A 3.28% 4/11/24 #	1,305,000	1,387,883
Xilinx 2.375% 6/1/30	1,565,000	1,615,574

		71,053,847

Transportation – 1.40%
Aeropuertos Argentina 2000 144A PIK 9.375% 2/1/27 #T	1,321,774	1,040,897
Aerovias de Mexico 144A 7.00% 2/5/25 #‡	1,265,000	300,437
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	1,201,000	852,710
Autoridad del Canal de Panama 144A 4.95% 7/29/35 #	1,127,000	1,289,632
Azul Investments 144A 5.875% 10/26/24 #	1,495,000	702,867
Delta Air Lines 144A 7.00% 5/1/25 #	11,085,000	11,454,340
FedEx 4.05% 2/15/48	9,855,000	10,140,957
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,100,000	1,176,087
Rumo Luxembourg 144A 5.25% 1/10/28 #	1,395,000	1,395,000
Rutas 2 and 7 Finance 144A 3.314% 9/30/36 #^	1,240,000	812,200
Southwest Airlines 5.125% 6/15/27	2,515,000	2,611,134
Union Pacific 3.25% 2/5/50	2,910,000	3,197,704

		34,973,965

Utilities – 0.39%
Aegea Finance 144A 5.75% 10/10/24 #	855,000	868,984
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	1,345,000	1,352,310
Essential Utilities 2.704% 4/15/30	1,345,000	1,408,875
3.351% 4/15/50	1,315,000	1,376,697
Grupo Energia Bogota 144A 4.875% 5/15/30 #	1,165,000	1,225,434
Infraestructura Energetica Nova 144A 3.75% 1/14/28 #	290,000	285,232
144A 4.875% 1/14/48 #	1,280,000	1,218,298
Sempra Energy 4.875% µy	1,970,000	1,974,925

		9,710,755

Total Corporate Bonds (cost $1,232,526,665)		1,292,113,401

Loan Agreements – 4.24%
Acrisure Tranche B 3.678% (LIBOR01M + 3.50%) 2/15/27 •	1,327,299	1,257,616

Diversified Income Series-12

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Loan Agreements (continued)
American Airlines Tranche B 2.185% (LIBOR01M + 2.00%) 12/14/23 •	1,054,070	$859,820
Applied Systems 1st Lien TBD 9/19/24 X	1,586,000	1,552,297
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	3,109,023	3,116,796
Aramark Services Tranche B-3 1.928% (LIBOR03M + 1.75%) 3/11/25 •	979,296	928,862
AssuredPartners 3.678% (LIBOR01M + 3.50%) 2/12/27 •	308,914	296,171
AthenaHealth Tranche B 1st Lien 4.818% (LIBOR03M + 4.50%) 2/11/26 •	948,000	918,770
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/24/26 •	213,000	171,465
Bausch Health 3.19% (LIBOR01M + 3.00%) 6/2/25 •	658,071	639,872
Berry Global Tranche W 2.177% (LIBOR01M + 2.00%) 10/1/22 •	2,175,000	2,124,703
Berry Global Tranche Y 2.177% (LIBOR01M + 2.00%) 7/1/26 •	1,543,410	1,482,225
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	629,896	541,710
Boxer Parent 4.428% (LIBOR01M + 4.25%) 10/2/25 •	1,015,384	963,890
Buckeye Partners 2.923% (LIBOR01M + 2.75%) 11/1/26 •	1,052,789	1,015,152
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 •	483,606	436,696
Caesars Resort Collection Tranche B-1 TBD 7/21/25 X	1,105,000	1,042,055
Calpine
2.43% (LIBOR01M + 2.25%) 1/15/24 •	712,666	689,356
2.43% (LIBOR01M + 2.25%) 4/5/26 •	594,000	574,377
Carnival TBD 6/30/25 X	950,000	921,500
Change Healthcare Holdings 3.50% (LIBOR03M + 2.50%) 3/1/24 •	530,370	510,703
Charter Communications Operating Tranche B2 1.93% (LIBOR01M + 1.75%) 2/1/27 •	1,158,417	1,116,585
Chemours Tranche B-2 1.93% (LIBOR01M + 1.75%) 4/3/25 •	1,826,430	1,736,630
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	1,361,449	1,241,188
Connect US Finco 5.50% (LIBOR03M + 4.50%) 12/12/26 •	1,305,728	1,233,260
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	1,475,940	1,411,367
CPI Holdco 1st Lien 4.428% (LIBOR01M + 4.25%) 11/4/26 •	311,220	301,105

	Principal	Value
	amount°	(US $)

Loan Agreements (continued)
CSC Holdings
2.435% (LIBOR01M + 2.25%) 7/17/25 •	785,700	$747,201
2.685% (LIBOR01M + 2.50%) 4/15/27 •	788,025	751,382
DaVita Tranche B-1 1.928% (LIBOR01M + 1.75%) 8/12/26 •	1,628,713	1,583,109
Edgewater Generation 3.928% (LIBOR01M + 3.75%) 12/15/25 •	265,094	253,827
Ensemble RCM 4.437% (LIBOR03M + 3.75%) 8/1/26 •	782,090	763,515
ESH Hospitality 2.178% (LIBOR01M + 2.00%) 9/18/26 •	845,088	806,003
ExamWorks Group Tranche B-1 4.322% (LIBOR03M + 3.25%) 7/27/23 •	1,970,981	1,932,793
Frontier Communications Tranche B-1 5.352% (LIBOR03M + 3.75%) 6/17/24 •	1,450,272	1,419,816
Garda World Security Tranche B 1st Lien 4.93% (LIBOR01M + 4.75%) 10/30/26 •	383,943	378,184
Gardner Denver Tranche B-1 1.928% (LIBOR01M + 1.75%) 3/1/27 •	1,494,988	1,423,976
Gentiva Health Services Tranche B 3.438% (LIBOR01M + 3.25%) 7/2/25 •	1,959,360	1,905,478
Granite US Holdings Tranche B 6.322% (LIBOR06M + 5.25%) 9/30/26 •	278,264	244,872
Gray Television Tranche B-2 2.423% (LIBOR01M + 2.25%) 2/7/24 •	1,592,396	1,541,307
GVC Holdings Tranche B3 3.308% (LIBOR06M + 2.25%) 3/29/24 •	1,418,353	1,368,710
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	1,745,000	1,707,191
HCA Tranche B-12 1.928% (LIBOR01M + 1.75%) 3/13/25 •	3,012,577	2,959,857
Hilton Worldwide Finance Tranche B-2 1.935% (LIBOR01M + 1.75%) 6/22/26 •	188,754	176,957
HUB International 4.02% (LIBOR02M + 3.00%) 4/25/25 •	1,960,000	1,874,250
Ineos US Finance 2.178% (LIBOR01M + 2.00%) 4/1/24 •	721,685	684,248
Informatica 3.428% (LIBOR01M + 3.25%) 2/25/27 •	2,515,513	2,526,519
Invictus US 1st Lien 4.779% (LIBOR03M + 3.00%) 3/28/25 •	598,232	557,851
IQVIA Tranche B-3 2.058% (LIBOR03M + 1.75%) 6/11/25 •	1,455,300	1,413,460

Diversified Income Series-13

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Loan Agreements (continued)
Iron Mountain Information Management Tranche B 1.928% (LIBOR01M + 1.75%) 1/2/26 •	1,934,422	$1,860,370
JBS USA LUX 3.072% (LIBOR06M + 2.00%) 5/1/26 •	385,125	369,239
Kronos 3.179% (LIBOR01M + 3.00%) 11/1/23 •	2,453,505	2,451,204
Merrill Communications Tranche B 1st Lien 6.195% (LIBOR06M + 5.00%) 10/5/26 •	424,865	418,492
Microchip Technology 2.18% (LIBOR01M + 2.00%) 5/29/25 •	1,351,108	1,311,700
Mileage Plus Holdings TBD 0.00% 6/25/27 X	2,150,000	2,138,291
NFP 3.428% (LIBOR01M + 3.25%) 2/15/27 •	604,649	565,347
Numericable US Tranche B-11 TBD 7/31/25 X	865,123	821,867
Numericable US Tranche B-13 4.185% (LIBOR01M + 4.00%) 8/14/26 •	349,675	337,611
ON Semiconductor Tranche B-4 TBD 9/16/26 X	1,695,620	1,631,328
Penn National Gaming Tranche B-1 3.00% (LIBOR03M + 2.25%) 10/15/25 •	1,403,625	1,310,986
PQ Tranche B 2.428% (LIBOR01M + 2.25%) 2/8/27 •	2,172,180	2,121,173
PQ Tranche B TBD 2/7/27 X	750,000	735,937
Prestige Brands Tranche B-4 2.178% (LIBOR01M + 2.00%) 1/26/24 •	949,374	936,320
Prime Security Services Borrower Tranche B-1 4.25% (LIBOR03M + 3.25%) 9/23/26 •	918,579	885,281
Radiate Holdco 3.75% (LIBOR01M + 3.00%) 2/1/24 •	434,877	416,817
Russell Investments US Institutional Holdco 3.822% (LIBOR03M + 2.75%) 6/1/23 •	447,494	436,120
Scientific Games International Tranche B-5 3.476% (LIBOR03M + 2.75%) 8/14/24 •	2,439,485	2,162,603
Sinclair Television Group Tranche B 2.43% (LIBOR01M + 2.25%) 1/3/24 •	1,195,220	1,145,418
Solenis International 1st Lien 4.363% (LIBOR03M + 4.00%) 6/26/25 •	1,193,909	1,147,147
SS&C Technologies Tranche B-3 1.928% (LIBOR01M + 1.75%) 4/16/25 •	700,373	670,983

	Principal	Value
	amount°	(US $)

Loan Agreements (continued)
SS&C Technologies Tranche B-4 1.928% (LIBOR01M + 1.75%) 4/16/25 •	492,061	$471,412
Stars Group Holdings 3.808% (LIBOR03M + 3.50%) 7/10/25 •	485,310	483,617
Surf Holdings 1st Lien 3.827% (LIBOR03M + 3.50%) 3/5/27 •	650,000	625,760
Tecta America TBD 11/20/25 X	490,337	456,014
Telenet Financing Tranche AR 2.185% (LIBOR01M + 2.00%) 4/30/28 •	1,480,000	1,399,922
Terrier Media Buyer 4.428% (LIBOR01M + 4.25%) 12/17/26 •	941,270	901,266
Titan Acquisition 4.45% (LIBOR06M + 3.00%) 3/28/25 •	139,436	127,793
T-Mobile USA 3.178% (LIBOR01M + 3.00%) 4/1/27 •	1,135,000	1,135,000
Transdigm Tranche F 2.428% (LIBOR01M + 2.25%) 12/9/25 •	1,767,789	1,604,637
Trident TPI Holdings Tranche B-1 4.072% (LIBOR03M + 3.00%) 10/17/24 •	650,019	623,408
Ultimate Software Group 1st Lien 3.928% (LIBOR01M + 3.75%) 5/4/26 •	3,995,617	3,876,464
Ultimate Software Group TBD 5/4/26 X	6,495,000	6,431,791
United Rentals (North America) 1.928% (LIBOR01M + 1.75%) 10/31/25 •	122,813	119,512
US Foods Tranche B 3.072% (LIBOR01M + 2.00%) 9/13/26 •	1,642,588	1,550,192
USI 4.308% (LIBOR03M + 4.00%) 12/2/26 •	345,336	335,623
USI Tranche B 3.308% (LIBOR03M + 3.00%) 5/16/24 •	2,862,487	2,725,088
USIC Holdings Tranche B 4.25% (LIBOR01M + 3.25%) 12/8/23 •	401,279	383,723
Vertical Midco Tranche B TBD 6/30/27 X	2,220,000	2,175,600
Vistra Operations 1.931% (LIBOR01M + 1.75%) 12/31/25 •	1,992,123	1,792,911
Zekelman Industries 2.43% (LIBOR01M + 2.25%) 1/24/27 •	558,600	537,652
Zelis Cost Management Buyer 4.928% (LIBOR01M + 4.75%) 9/30/26 •	452,924	445,281

Total Loan Agreements (cost $109,063,865)		106,181,577

Municipal Bonds – 0.08%
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	423,477

Diversified Income Series-14

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Municipal Bonds (continued)
State of California Various Purposes (Taxable Build America Bonds) 7.55% 4/1/39	925,000	$1,651,208

Total Municipal Bonds (cost $1,753,066)		2,074,685

Non-Agency Asset-Backed Securities – 1.81%
Chesapeake Funding II Series 2017-3A A2 144A 0.525% (LIBOR01M + 0.34%) 8/15/29 #•	846,662	845,659
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.14% 11/25/36 •	1,492,289	1,540,087
CNH Equipment Trust Series 2019-B A2 2.55% 9/15/22	2,035,567	2,048,954
Ford Credit Auto Owner Trust Series 2020-A A2 1.03% 10/15/22	2,500,000	2,511,227
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	1,793,063	1,822,271
Series 2018-1A A2II 144A 4.959% 6/20/48 #	1,228,125	1,215,770
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	4,336,500	3,947,603
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	847,172	851,263
Series 2020-A A2 1.82% 3/15/22	1,150,000	1,156,301
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 0.525% (LIBOR01M + 0.34%) 5/15/23 #•	1,000,000	984,314
Series 2019-AA A 144A 0.535% (LIBOR01M + 0.35%) 5/15/23 #•	5,675,000	5,654,949
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 0.815% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #•	950,000	946,523
Nissan Master Owner Trust Receivables Series 2019-B A 0.615% (LIBOR01M + 0.43%) 11/15/23 •	1,250,000	1,242,750
PFS Financing Series 2018-E A 144A 0.635% (LIBOR01M + 0.45%) 10/17/22 #•	5,500,000	5,465,536
Taco Bell Funding Series 2016-1A A2II 144A 4.377% 5/25/46 #	1,697,500	1,702,881
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #•	394,992	397,639

	Principal	Value
	amount°	(US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	541,465	$550,649
Series 2016-1 A1B 144A 2.75% 2/25/55 #•	286,478	289,880
Series 2016-2 A1 144A 3.00% 8/25/55 #•	362,461	371,857
Series 2016-3 A1 144A 2.25% 4/25/56 #•	436,923	439,414
Series 2017-1 A1 144A 2.75% 10/25/56 #•	455,733	466,332
Series 2017-2 A1 144A 2.75% 4/25/57 #•	247,478	251,835
Series 2017-4 M1 144A 3.25% 6/25/57 #•	1,505,000	1,549,717
Series 2018-1 A1 144A 3.00% 1/25/58 #•	479,583	496,826
Trafigura Securitisation Finance Series 2018-1A A1 144A 0.915% (LIBOR01M + 0.73%) 3/15/22 #•	3,340,000	3,328,624
Vantage Data Centers Issuer Series 2018-1A A2 144A 4.072% 2/16/43 #	561,583	577,143
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 0.685% (LIBOR01M + 0.50%) 11/15/22 #•	3,500,000	3,497,886
Wendy’s Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	1,145,625	1,187,383

Total Non-Agency Asset-Backed Securities (cost $45,434,152)		45,341,273

Non-Agency Collateralized Mortgage Obligations – 1.64%
Chase Home Lending Mortgage Trust Series 2019-ATR2 A3 144A 3.50% 7/25/49 #•	842,457	862,840
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	47,434	47,193
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.585% (LIBOR01M + 2.40%) 4/25/31 #•	1,540,798	1,523,427
Series 2019-R01 2M2 144A 2.635% (LIBOR01M + 2.45%) 7/25/31 #•	951,447	928,193
Series 2019-R02 1M2 144A 2.485% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #•	3,437,095	3,385,394

Diversified Income Series-15

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Flagstar Mortgage Trust Series 2018-5 A7 144A 4.00% 9/25/48 #•	235,299	$237,278
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #•	421,241	425,453
Holmes Master Issuer Series 2018-2A A2 144A 1.639% (LIBOR03M + 0.42%) 10/15/54 #•	959,103	957,433
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.396% 6/25/29 #•	502,318	501,897
Series 2014-2 B2 144A 3.396% 6/25/29 #•	187,760	187,505
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	987,412	999,772
Series 2015-1 B2 144A 2.241% 12/25/44 #•	1,242,837	1,200,543
Series 2015-4 B1 144A 3.617% 6/25/45 #•	1,011,878	1,026,273
Series 2015-4 B2 144A 3.617% 6/25/45 #•	725,912	733,487
Series 2015-5 B2 144A 2.755% 5/25/45 #•	1,174,486	1,193,707
Series 2015-6 B1 144A 3.591% 10/25/45 #•	692,700	704,470
Series 2015-6 B2 144A 3.591% 10/25/45 #•	671,053	678,688
Series 2016-4 B1 144A 3.885% 10/25/46 #•	493,493	513,478
Series 2016-4 B2 144A 3.885% 10/25/46 #•	846,634	866,030
Series 2017-1 B3 144A 3.52% 1/25/47 #•	1,664,285	1,653,810
Series 2017-2 A3 144A 3.50% 5/25/47 #•	537,707	550,165
Series 2020-1 A4 144A 3.50% 6/25/50 #•	2,978,141	3,037,018
Series 2020-2 A3 144A 3.50% 7/25/50 #•	1,185,487	1,213,338
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #•	728,632	777,338
Permanent Master Issuer Series 2018-1A 1A1 144A 1.599% (LIBOR03M + 0.38%) 7/15/58 #•	500,000	499,697
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #•	347,584	357,892

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.87% 1/25/45 #•	720,535	$729,449
Series 2015-2 B2 144A 3.738% 5/25/45 #•	4,651,253	4,734,599
Series 2017-4 A1 144A 3.50% 7/25/47 #•	482,595	497,815
Series 2017-5 B1 144A 3.839% 8/25/47 #•	3,469,499	3,578,998
Series 2018-5 A4 144A 3.50% 5/25/48 #•	595,219	603,489
Series 2020-3 A1 144A 3.00% 4/25/50 #•	1,517,457	1,577,498
Silverstone Master Issuer Series 2018-1A 1A 144A 1.499% (LIBOR03M + 0.39%) 1/21/70 #•	2,240,000	2,230,238
Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ◆	3,009	168
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.995% 4/25/36 •	89,445	83,052
Series 2007-AR10 2A1 4.31% 1/25/38 •	476,343	415,496
Series 2020-1 A1 144A 3.00% 12/25/49 #•	1,359,127	1,405,837

Total Non-Agency Collateralized Mortgage Obligations (cost $40,413,886)		40,918,958

Non-Agency Commercial Mortgage-Backed Securities – 8.29%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	4,050,382
Series 2017-BNK5 B 3.896% 6/15/60 •	1,500,000	1,517,452
Series 2017-BNK7 A5 3.435% 9/15/60	2,645,000	2,956,193
Series 2019-BN20 A3 3.011% 9/15/62	1,850,000	2,048,225
Series 2019-BN21 A5 2.851% 10/17/52	5,000,000	5,470,029
Series 2020-BN25 A5 2.649% 1/15/63	13,000,000	14,060,223
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	1,270,000	1,438,309
Series 2018-B3 A5 4.025% 4/10/51	1,075,000	1,247,689
Series 2019-B9 A5 4.016% 3/15/52	8,710,000	10,212,080

Diversified Income Series-16

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust Series 2020-B17 A5 2.289% 3/15/53	1,400,000	$1,466,583
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	5,060,000	5,813,229
Series 2019-CF2 A5 2.874% 11/15/52	6,500,000	6,717,454
Series 2019-CF3 A4 3.006% 1/15/53	1,500,000	1,638,331
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	12,150,000	13,087,352
Series 2019-CD8 A4 2.912% 8/15/57	2,650,000	2,890,330
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.93% 12/15/47 #•	880,000	899,676
Series 2016-C7 A3 3.839% 12/10/54	5,695,000	6,356,150
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	1,935,000	2,091,819
Series 2015-GC27 A5 3.137% 2/10/48	2,780,000	2,951,907
Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,368,073
Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,735,127
Series 2018-C5 A4 4.228% 6/10/51 •	725,000	846,414
Series 2019-C7 A4 3.102% 12/15/72	1,450,000	1,615,516
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	3,050,000	3,100,172
Series 2013-WWP A2 144A 3.424% 3/10/31 #	2,540,000	2,698,865
Series 2014-CR19 A5 3.796% 8/10/47	9,707,000	10,570,624
Series 2014-CR20 AM 3.938% 11/10/47	7,775,000	8,213,991
Series 2015-3BP A 144A 3.178% 2/10/35 #	3,960,000	4,189,945
Series 2015-CR23 A4 3.497% 5/10/48	1,910,000	2,075,117
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	1,790,000	1,944,721
Series 2016-C3 A5 2.89% 8/10/49	1,985,000	2,127,067
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.876% 11/10/46 #•	1,265,000	1,272,489
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	1,010,000	1,002,958
Series 2015-GC32 A4 3.764% 7/10/48	1,240,000	1,365,716
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	3,312,916
Series 2017-GS6 A3 3.433% 5/10/50	4,410,000	4,904,947

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2018-GS9 A4 3.992% 3/10/51 •	1,370,000	$1,563,747
Series 2019-GC39 A4 3.567% 5/10/52	820,000	933,199
Series 2019-GC42 A4 3.001% 9/1/52	3,750,000	4,130,078
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	3,395,000	3,744,419
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	5,215,626
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	2,080,000	2,246,182
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,809,399
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,353,109
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,773,457
Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	5,317,468
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	3,164,477
Series 2016-WIKI A 144A 2.798% 10/5/31 #	1,610,000	1,600,056
Series 2016-WIKI B 144A 3.201% 10/5/31 #	1,490,000	1,468,582
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	1,015,520	587,532
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,769,279
Series 2015-C26 A5 3.531% 10/15/48	1,970,000	2,152,831
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,764,747
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	1,604,590	1,581,692
Series 2006-T21 B 144A 5.682% 10/12/52 #•	639,984	637,169
Series 2019-L3 A4 3.127% 11/15/52	2,400,000	2,675,755
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	2,498,820	2,574,042
Series 2018-C9 A4 4.117% 3/15/51 •	2,365,000	2,694,107
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #•	1,000,000	991,993
Wells Fargo Commercial Mortgage Trust Series 2014-LC18 A5 3.405% 12/15/47	1,175,000	1,225,756

Diversified Income Series-17

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57		1,250,000	$1,365,997
Series 2016-BNK1 A3 2.652% 8/15/49		2,575,000	2,699,224
Series 2017-C38 A5 3.453% 7/15/50		2,240,000	2,501,551
WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45		3,605,000	3,696,540

Total Non-Agency Commercial Mortgage-Backed Securities (cost $197,528,796)			207,496,085

Sovereign Bonds – 2.23% Δ
Albania – 0.02%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	350,000	391,918

			391,918

Angola – 0.01%
Angolan Government International Bond 8.25% 5/9/28		353,000	292,212

			292,212

Argentina – 0.06%
Argentine Republic Government International Bond
5.625% 1/26/22		3,252,000	1,359,385
6.875% 1/11/48		328,000	128,986

			1,488,371

Azerbaijan – 0.04%
Republic of Azerbaijan International Bond 144A 4.75% 3/18/24 #		861,000	919,402

			919,402

Bahrain – 0.03%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		600,000	685,020

			685,020

Belarus – 0.01%
Republic of Belarus International Bond 144A 6.20% 2/28/30 #		200,000	191,764

			191,764

Brazil – 0.03%
Brazilian Government International Bond
3.875% 6/12/30		200,000	193,210
4.75% 1/14/50		525,000	494,616

			687,826

	Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Chile – 0.03%
Chile Government International Bond 3.50% 1/25/50	701,000	$789,684

		789,684

Colombia – 0.05%
Colombia Government International Bond
4.00% 2/26/24	732,000	768,831
5.00% 6/15/45	442,000	498,043

		1,266,874

Dominican Republic – 0.07%
Dominican Republic International Bond
144A 4.50% 1/30/30 #	544,000	494,768
144A 6.00% 7/19/28 #	1,176,000	1,187,243

		1,682,011

Diversified Income Series-18

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Ecuador – 0.02%
Ecuador Government International Bond 144A 10.65% 1/31/29 #	1,237,000	$513,664

		513,664

Egypt – 0.29%
Egypt Government International Bond
144A 5.577% 2/21/23 #	5,915,000	6,062,875
144A 5.75% 5/29/24 #	275,000	276,222
144A 8.70% 3/1/49 #	879,000	865,301

		7,204,398

El Salvador – 0.02%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	609,000	498,467

		498,467

Gabon – 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	275,000	246,391

		246,391

Ghana – 0.03%
Ghana Government International Bond 144A 7.875% 3/26/27 #	752,000	747,519

		747,519

Guatemala – 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #	387,000	414,090

		414,090

Honduras – 0.02%
Honduras Government International Bond 144A 5.625% 6/24/30 #	600,000	611,700

		611,700

Indonesia – 0.02%
Indonesia Government International Bond
144A 3.375% 4/15/23 #	250,000	260,721
144A 4.625% 4/15/43 #	230,000	264,562

		525,283

Ivory Coast – 0.04%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	892,000	892,410

		892,410

Jordan – 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #	244,000	253,789

		253,789

Kenya – 0.08%
Kenya Government International Bond
144A 6.875% 6/24/24 #	523,000	532,767
144A 8.00% 5/22/32 #	1,585,000	1,569,657

		2,102,424

		Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Lebanon – 0.01%
Lebanon Government International Bond 6.25% 5/27/22 ‡		1,351,000	$259,054

			259,054

Mexico – 0.03%
Mexico Government International Bond
3.25% 4/16/30		500,000	495,975
4.60% 2/10/48		378,000	393,798

			889,773

Mongolia – 0.03%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		769,000	771,884

			771,884

Nigeria – 0.03%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		852,000	806,222

			806,222

North Macedonia – 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	250,000	286,071

			286,071

Oman – 0.02%
Oman Government International Bond 144A 6.75% 1/17/48 #		630,000	547,627

			547,627

Panama – 0.07%
Panama Government International Bond
144A 3.75% 4/17/26 #		1,411,000	1,478,679
4.50% 5/15/47		218,000	267,986

			1,746,665

Paraguay – 0.31%
Paraguay Government International Bond
144A 4.95% 4/28/31 #		6,500,000	7,271,875
144A 5.40% 3/30/50 #		445,000	516,999

			7,788,874

Peru – 0.04%
Peruvian Government International Bond
2.844% 6/20/30		644,000	692,983
5.625% 11/18/50		182,000	287,887

			980,870

Philippines – 0.04%
Philippine Government International Bond
2.457% 5/5/30		200,000	210,182
5.50% 3/30/26		762,000	916,440

			1,126,622

Diversified Income Series-19

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

		Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Qatar – 0.12%
Qatar Government International Bond
144A 3.40% 4/16/25 #		1,170,000	$1,275,305
144A 4.00% 3/14/29 #		1,205,000	1,388,930
144A 4.40% 4/16/50 #		200,000	248,036

			2,912,271

Republic of Vietnam – 0.01%
Vietnam Government International Bond 144A 4.80% 11/19/24 #		200,000	219,497

			219,497

Romania – 0.02%
Romanian Government International Bond 144A 3.375% 1/28/50 #		478,000	522,819

			522,819

Russia – 0.09%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #		1,600,000	1,792,000
144A 5.25% 6/23/47 #		400,000	529,000

			2,321,000

Saudi Arabia – 0.05%
Saudi Government International Bond
144A 2.90% 10/22/25 #		500,000	531,475
144A 3.625% 3/4/28 #		730,000	803,956

			1,335,431

Senegal – 0.03%
Senegal Government International Bond 144A 6.75% 3/13/48 #		873,000	846,264

			846,264

Serbia – 0.02%
Serbia International Bond 144A 3.125% 5/15/27 #	EUR	400,000	471,331

			471,331

South Africa – 0.01%
Republic of South Africa Government International Bond 5.75% 9/30/49		413,000	360,264

			360,264

Sri Lanka – 0.04%
Sri Lanka Government International Bond
144A 5.875% 7/25/22 #		409,000	319,020
144A 6.20% 5/11/27 #		742,000	487,904
144A 7.55% 3/28/30 #		200,000	131,515

			938,439

Trinidad & Tobago – 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		250,000	246,250

			246,250

	Principal amount°	Value (US $)

Sovereign Bonds Δ (continued)
Turkey – 0.05%
Turkey Government International Bond
5.75% 5/11/47	220,000	$180,306
7.625% 4/26/29	922,000	973,013

		1,153,319

Ukraine – 0.13%
Ukraine Government International Bond
144A 7.75% 9/1/26 #	1,720,000	1,797,751
144A 9.75% 11/1/28 #	1,220,000	1,393,945

		3,191,696

Uruguay – 0.10%
Uruguay Government International Bond
4.375% 1/23/31	2,017,110	2,363,196
4.50% 8/14/24	120,000	131,689

		2,494,885

Uzbekistan – 0.05%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,094,000	1,198,160

		1,198,160

Total Sovereign Bonds (cost $55,921,089)		55,820,505

Supranational Banks – 0.05%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #	508,000	513,740
144A 5.00% 7/27/27 #	589,000	616,006

Total Supranational Banks (cost $1,085,656)		1,129,746

US Treasury Obligations – 9.14%
US Treasury Inflation Indexed Notes
0.125% 10/15/24	12,131,624	12,722,242
0.125% 1/15/30	128,461,393	138,956,920
US Treasury Note 0.375% 4/30/25	49,675,000	49,906,883

Diversified Income Series-20

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Strip Principal 2.26% 5/15/44 ^	38,400,000	$27,177,888

Total US Treasury Obligations (cost $217,126,884)		228,763,933

	Number of shares
Common Stock – 0.00%
Adelphia Recovery Trust =†	1	0
Century Communications =†	2,500,000	0

Total Common Stock (cost $75,684)		0

Preferred Stock – 0.01%
USB Realty 144A 2.366% (LIBOR03M + 1.147%) #•	300,000	239,774

Total Preferred Stock (cost $241,347)		239,774

Short-Term Investments – 1.91%
Money Market Mutual Funds – 1.91%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	9,560,013	9,560,013

	Number of shares	Value (US $)

Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	9,560,013	$9,560,013
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	9,560,013	9,560,013
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	9,560,013	9,560,013
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	9,560,013	9,560,013

Total Short-Term Investments (cost $47,800,065)		47,800,065

Total Value of Securities – 100.80% (cost $2,429,575,631)	$2,521,868,745

Diversified Income Series-21

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $626,134,919, which represents 25.03% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

T	PIK. The first payment of cash and/or principal will be made after Oct. 1, 2020.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
y	No contractual maturity date.
T	PIK. 100% of the income received was in the form of cash.
†	Non-income producing security.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2020:1

Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(1,375,000)	USD	1,564,189	9/25/20	$16,804

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Broker
(885)	US Treasury 10 yr Notes	$(123,167,110)	$(122,909,103)	9/21/20	$—	$(258,007)	$138,281
231	US Treasury 10 yr Ultra Notes	36,378,892	36,280,204	9/21/20	98,688	—	(57,750)
(21)	US Treasury 10 yr Ultra Notes	(3,307,172)	(3,297,881)	9/21/20	—	(9,291)	5,250
428	US Treasury Long Bonds	76,424,750	76,479,328	9/21/20	—	(54,578)	(200,625)

Total Futures Contracts			$(13,447,452)		$98,688	$(321,876)	$(114,844)

Diversified Income Series-22

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter/ Protection Purchases Moody’s Ratings:
JPMCB-Mexico 6/20/25 – Quarterly	6,339,000	1.00%	$172,894	$450,877	$(277,983)	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Series’ net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(9,815).

Summary of abbreviations:

BB – Barclays Bank

CDS – Credit Default Swap

CLO – Collateralized Loan Obligation

DB – Deutsche Bank

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

ICE – Intercontinental Exchange

JPM – JPMorgan

JPMCB – JPMorgan Chase Bank, National Association

LB – Lehman Brothers

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR02M – ICE LIBOR USD 2 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

RBS – Royal Bank of Scotland

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBD – To be determined

Diversified Income Series-23

Delaware VIP® Diversified Income Series

Schedule of investments (continued)

Summary of abbreviations (continued):

USD – US Dollar

WF – Wells Fargo

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-24

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of assets and liabilities

Assets:
Investments, at value[1]	$2,521,868,745
Cash	1,537,616
Foreign currencies, at value[2]	30,431
Cash collateral due from brokers	2,060,234
Receivable for securities sold	18,459,591
Dividends and interest receivable	16,231,914
Receivable for series shares sold	2,286,368
Upfront payments paid on over the counter credit default swap contracts	450,877
Unrealized appreciation on foreign currency exchange contracts	16,804
Swap payments receivable	877

Total assets	2,562,943,457

Liabilities:
Payable for securities purchased	58,136,860
Management fees payable to affiliates	1,075,220
Other accrued expenses payable	613,190
Distribution fees payable to affiliates	523,315
Unrealized depreciation on over the counter credit default swap contracts	277,983
Variation margin due to broker on futures contracts	114,844
Audit and tax fees payable	29,430
Trustees’ fees and expenses payable to affiliates	18,648
Dividend disbursing and transfer agent fees and expenses payable to affiliates	15,257
Accounting and administration expenses payable to affiliates	7,355
Legal fees payable to affiliates	5,534
Reports and statements to shareholders expenses payable to affiliates	4,175
Payable for series shares redeemed	1,039
Cash collateral due to brokers	200,000

Total liabilities	61,022,850

Total Net Assets	$2,501,920,607

Net Assets Consist of:
Paid-in capital	$2,348,058,411
Total distributable earnings (loss)	153,862,196

Total Net Assets	$2,501,920,607

Net Asset Value:
Standard Class:
Net assets	$355,948,396
Shares of beneficial interest outstanding, unlimited authorization, no par	32,342,688
Net asset value per share	$11.01

Service Class:
Net assets	$2,145,972,211
Shares of beneficial interest outstanding, unlimited authorization, no par	196,290,933
Net asset value per share	$10.93

[1] Investments, at cost	$2,429,575,631
[2] Foreign currencies, at cost	32,166

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-25

Delaware VIP® Trust —

Delaware VIP Diversified Income Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$37,424,798
Dividends	249,499

37,674,297

Expenses:
Management fees	7,272,639
Distribution expenses – Service Class	3,245,349
Accounting and administration expenses	230,965
Reports and statements to shareholders expenses	199,958
Dividend disbursing and transfer agent fees and expenses	104,664
Trustees’ fees and expenses	73,789
Legal fees	46,355
Custodian fees	36,717
Audit and tax fees	27,642
Registration fees	4
Other	68,556

11,306,638
Less expenses waived	(506,027)
Less expenses paid indirectly	(17,734)

Total operating expenses	10,782,877

Net Investment Income	26,891,420

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	38,532,069
Foreign currencies	(16,569)
Foreign currency exchange contracts	(26,565)
Futures contracts	14,371,075
Swap contracts	512,292

Net realized gain	53,372,302

Net change in unrealized appreciation (depreciation) of:
Investments	48,400,870
Foreign currencies	10,197
Foreign currency exchange contracts	16,804
Futures contracts	2,585,304
Swap contracts	(287,798)

Net change in unrealized appreciation (depreciation)	50,725,377

Net Realized and Unrealized Gain	104,097,679

Net Increase in Net Assets Resulting from Operations	$130,989,099

Delaware VIP Trust —

Delaware VIP Diversified Income Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase in Net Assets from Operations:
Net investment income	$26,891,420	$65,350,737
Net realized gain	53,372,302	83,911,177
Net change in unrealized appreciation (depreciation)	50,725,377	85,133,119

Net increase in net assets resulting from operations	130,989,099	234,395,033

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(9,603,347)	(9,363,664)
Service Class	(53,757,035)	(55,710,819)

	(63,360,382)	(65,074,483)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	20,875,602	37,866,692
Service Class	71,967,159	127,564,154
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	9,603,347	9,363,664
Service Class	53,757,035	55,710,819

	156,203,143	230,505,329

Cost of shares redeemed:
Standard Class	(32,232,913)	(44,539,571)
Service Class	(237,549,533)	(164,435,773)

	(269,782,446)	(208,975,344)

Increase (Decrease) in net assets derived from capital share transactions	(113,579,303)	21,529,985

Net Increase (Decrease) in Net Assets	(45,950,586)	190,850,535

Net Assets:
Beginning of period	2,547,871,193	2,357,020,658

End of period	$2,501,920,607	$2,547,871,193

1 Includes $97,784 capital gains taxes paid.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-26

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$10.71	$9.99	$10.54	$10.29	$10.29	$10.84

Income (loss) from investment operations:
Net investment income[2]	0.13	0.31	0.34	0.34	0.27	0.35
Net realized and unrealized gain (loss)	0.48	0.71	(0.56)	0.19	0.09	(0.45)

Total from investment operations	0.61	1.02	(0.22)	0.53	0.36	(0.10)

Less dividends and distributions from:
Net investment income	(0.31)	(0.30)	(0.33)	(0.28)	(0.36)	(0.33)
Net realized gain	—	—	—	—	—	(0.12)

Total dividends and distributions	(0.31)	(0.30)	(0.33)	(0.28)	(0.36)	(0.45)

Net asset value, end of period	$11.01	$10.71	$9.99	$10.54	$10.29	$10.29

Total return[3]	5.75%[4]	10.43%[4,5]	(2.12%)	5.22%	3.52%	(1.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$355,949	$348,697	$323,184	$333,226	$322,535	$339,023
Ratio of expenses to average net assets[6]	0.60%	0.62%	0.65%	0.66%	0.67%	0.67%
Ratio of expenses to average net assets prior to fees waived[6]	0.64%	0.64%	0.65%	0.66%	0.67%	0.67%
Ratio of net investment income to average net assets	2.40%	2.92%	3.38%	3.22%	2.63%	3.29%
Ratio of net investment income to average net assets prior to fees waived	2.36%	2.90%	3.38%	3.22%	2.63%	3.29%
Portfolio turnover	79%	171%	143%	145%	247%	250%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower. See Note 11 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-27

Delaware VIP® Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$10.63	$9.92	$10.46	$10.22	$10.22	$10.77

Income (loss) from investment operations:
Net investment income[2]	0.11	0.27	0.31	0.31	0.25	0.32
Net realized and unrealized gain (loss)	0.46	0.71	(0.55)	0.18	0.08	(0.45)

Total from investment operations	0.57	0.98	(0.24)	0.49	0.33	(0.13)

Less dividends and distributions from:
Net investment income	(0.27)	(0.27)	(0.30)	(0.25)	(0.33)	(0.30)
Net realized gain	—	—	—	—	—	(0.12)

Total dividends and distributions	(0.27)	(0.27)	(0.30)	(0.25)	(0.33)	(0.42)

Net asset value, end of period	$10.93	$10.63	$9.92	$10.46	$10.22	$10.22

Total return[3]	5.48%	10.08%[4]	(2.29%)	4.89%	3.28%	(1.34%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,145,972	$2,199,174	$2,033,837	$2,185,214	$1,914,341	$1,831,388
Ratio of expenses to average net assets[5]	0.90%	0.92%	0.93%	0.91%	0.92%	0.92%
Ratio of expenses to average net assets prior to fees waived[5]	0.94%	0.94%	0.95%	0.96%	0.97%	0.97%
Ratio of net investment income to average net assets	2.10%	2.62%	3.10%	2.97%	2.38%	3.04%
Ratio of net investment income to average net assets prior to fees waived	2.06%	2.60%	3.08%	2.92%	2.33%	2.99%
Portfolio turnover	79%	171%	143%	145%	247%	250%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 0.13% lower. See Note 11 in “Notes to financial statements.”
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-28

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the

Diversified Income Series-29

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $17,733 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.60% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

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Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $45,186 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $94,233 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $43,421 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2019 through April 30, 2021.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$764,888,153
Purchases of US government securities	1,202,458,266
Sales other than US government securities	396,186,203
Sales of US government securities	1,604,440,802

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of Investments and Derivatives	Aggregate Unrealized Appreciation of Investments and Derivatives	Aggregate Unrealized Depreciation of Investments and Derivatives	Net Unrealized Appreciation of Investments and Derivatives
$2,429,592,917	$116,361,422	$(24,569,960)	$91,791,462

At Dec. 31, 2019, capital loss carryforwards available to offset future realized gains were as follows:

Loss carryforward character
No Expiration

Short-term	Long-term	Total
$—	$19,106,100	$19,106,100

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Notes to financial statements (continued)

3. Investments (continued)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$740,097,536	$—	$740,097,536
Collateralized Debt Obligations	—	47,647,523	—	47,647,523
Corporate Debt	—	1,292,113,401	—	1,292,113,401
Foreign Debt	—	56,950,251	—	56,950,251
Municipal Bonds	—	2,074,685	—	2,074,685
Loan Agreements	—	106,181,577	—	106,181,577
US Treasury Obligations	—	228,763,933	—	228,763,933
Common Stock	—	—	—	—
Preferred Stock	—	239,774	—	239,774
Short-Term Investments	47,800,065	—	—	47,800,065

Total Value of Securities	$47,800,065	$2,474,068,680	$—	$2,521,868,745

Derivatives:[1]
Foreign Currency Exchange Contracts	$—	$16,804	$—	$16,804
Futures Contracts	98,688	—	—	98,688
Liabilities:
Futures Contracts	(321,876)	—	—	(321,876)
Swap Contracts	—	(277,983)	—	(277,983)

1Foreign currency exchange Contracts, Futures Contracts, and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the period.

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Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	1,912,926	3,615,992
Service Class	6,668,174	12,272,389

Shares issued upon reinvestment of dividends and distributions:
Standard Class	904,270	927,095
Service Class	5,090,628	5,548,886

	14,575,998	22,364,362

Shares redeemed:
Standard Class	(3,028,034)	(4,329,285)
Service Class	(22,414,781)	(15,958,571)

	(25,442,815)	(20,287,856)

Net increase (decrease)	(10,866,817)	2,076,506

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

During the six months ended June 30, 2020, the Series entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

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Notes to financial statements (continued)

6. Derivatives (continued)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2020, the Fund posted $2,060,234 in cash as margin for open futures contracts, which is included in ”Cash collateral due from brokers“ on the ”Statement of assets and liabilities.“

During the six months ended June 30, 2020, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Series may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may invest in interest rate swap contracts to manage the Series’ sensitivity to interest rates or to hedge against changes in interest rates. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC. (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2020, the Series did not enter into interest rate swap contracts.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2020, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2020, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the

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Notes to financial statements (continued)

6. Derivatives (continued)

buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2020, the Series entered into CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

At June 30, 2020, the Fund received $200,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due to brokers” on the ”Statement of assets and liabilities.“

Fair values of derivative instruments as of June 30, 2020 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$16,804	$—	$16,804
Variation margin due from broker on futures contracts*	—	98,688	98,688

Total	$16,804	$98,688	$115,492

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$(321,876)	$—	$(321,876)
Unrealized depreciation on over the counter credit default swap contracts	—	(277,983)	(277,983)

Total	$(321,876)	$(277,983)	$(599,859)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2020. Only current day variation margin is reported on the “Statement of assets and liabilities.”

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Notes to financial statements (continued)

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2020 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts	Total
Currency contracts	$(26,565)	$—	$—	$(26,565)
Interest rate contracts	—	14,371,075	—	14,371,075
Credit contracts	—	—	512,292	512,292

Total	$(26,565)	$14,371,075	$512,292	$14,856,802

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swaps Contracts	Total
Currency contracts	$16,804	$—	$—	$16,804
Interest rate contracts	—	2,585,304	—	2,585,304
Credit contracts	—	—	(287,798)	(287,798)

Total	$16,804	$2,585,304	$(287,798)	$2,314,310

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2020:

	Long Derivatives Volume		Short Derivatives Volume
Foreign currency exchange contracts (average notional value)	USD	24,694	USD	526,188
Futures contracts (average notional value)		146,491,607		75,971,712
CDS contracts (average notional value)*		4,372,536		—

* Long represents buying protection and short represents selling protection.

7. Offsetting

The Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Series does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

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Notes to financial statements (continued)

7. Offsetting (continued)

At June 30, 2020, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$16,804	$(277,983)	$(261,179)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(261,179)	$—	$—	$—	$—	$(261,179)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent, and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

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Notes to financial statements (continued)

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Diversified Income Series-39

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

9. Credit and Market Risk (continued)

The Series invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations}

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Series received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Series in 2009. Because it was believed that the Series was a secured creditor, the Series received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust sought to recover such amounts arguing that the Series was an unsecured creditor and, as an unsecured creditor, the Series should not have received payment in full. Based on available information related to the litigation and the Series’ potential exposure, the Series previously recorded a contingent liability of $4,351,308 and an asset of $1,305,392 based on the potential recoveries by the estate that resulted in a net decrease in the Series’ NAV to reflect this potential recovery.

The plaintiff and the term loan lenders, which included the Series, reached an agreement that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Series recognizing a gain in the amount of the liability reversed.

12. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

Diversified Income Series-40

Delaware VIP® Diversified Income Series

Notes to financial statements (continued)

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Diversified Income Series-41

Delaware VIP® Trust — Delaware VIP Diversified Income Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPDIVINC 22628 (8/20) (1268922)	Diversified Income Series-42

Delaware VIP® Trust

Delaware VIP Emerging Markets Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP Emerging Market Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$ 934.50	1.28%	$6.16
Service Class	1,000.00	933.00	1.58%	7.59

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,018.50	1.28%	$6.42
Service Class	1,000.00	1,017.01	1.58%	7.92

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Security type / country and sector allocations

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Common Stock by Country	95.03%
Argentina	0.66%
Bahrain	0.06%
Brazil	9.68%
Chile	0.42%
China/Hong Kong	34.18%
India	9.72%
Indonesia	0.36%
Japan	0.29%
Malaysia	0.08%
Mexico	3.10%
Peru	0.57%
Republic of Korea	17.57%
Russia	5.55%
South Africa	0.04%
Taiwan	11.89%
Turkey	0.71%
United Kingdom	0.15%
United States	0.00%
Convertible Preferred Stock	0.03%
Preferred Stock by Country	5.28%
Brazil	0.75%
Republic of Korea	3.34%
Russia	1.19%
Participation Notes	0.00%
Total Value of Securities	100.34%
Liabilities Net of Receivables and Other Assets	(0.34%)
Total Net Assets	100.00%

Common stock, convertible preferred stock, preferred stock, and participation notes by sector²	Percentage of net assets
Communication Services	20.41%
Consumer Discretionary	11.59%
Consumer Staples	11.68%
Energy	15.40%
Financials	4.04%
Healthcare	1.05%
Industrials	0.99%
Information Technology[1]	31.80%
Materials	2.05%
Real Estate	0.56%
Utilities	0.77%
Total	100.34%

² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

1 To monitor compliance with the Series’ concentration guidelines, the Information Technology sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, Electronics, Internet and Semiconductors. As of June 30, 2020, such amounts, as a percentage of total net assets, were 2.15%, 5.58%, and 24.07%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the “Information Technology sector” for financial reporting purposes may exceed 25%.

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 95.03% Δ
Argentina – 0.66%
Cablevision Holding GDR	262,838	$1,523,886
Cresud ADR †	352,234	1,042,613
Grupo Clarin GDR Class B 144A #=†	77,680	68,135
IRSA Inversiones y Representaciones ADR †	430,000	1,302,900
IRSA Propiedades Comerciales ADR	16,271	103,484

		4,041,018

Bahrain – 0.06%
Aluminium Bahrain GDR 144A #	91,200	399,100

		399,100

Brazil – 9.68%
AES Tiete Energia	334,917	961,991
Arcos Dorados Holdings Class A Class A	449,841	1,884,834
B2W Cia Digital †	1,700,000	33,886,836
Banco Bradesco ADR	789,888	3,009,473
Banco Santander Brasil ADR	53,466	279,093
BRF ADR †	788,900	3,131,933
Itau Unibanco Holding ADR	1,049,325	4,921,334
Petroleo Brasileiro ADR	83,906	693,903
Rumo †	234,448	971,747
Telefonica Brasil ADR	294,192	2,606,541
TIM Participacoes ADR	264,100	3,417,454
Vale	161,197	1,665,000
Vale ADR †	197,300	2,034,163

		59,464,302

Chile – 0.42%
Sociedad Quimica y Minera de Chile ADR	100,000	2,607,000

		2,607,000

China/Hong Kong – 34.18%
Alibaba Group Holding ADR †	137,900	29,745,030
Baidu ADR †	53,600	6,426,104
BeiGene †	182,800	2,689,301
BeiGene ADR †	11,002	2,072,777
China Mengniu Dairy	780,000	2,990,973
China Mobile ADR	425,200	14,303,728
China Petroleum & Chemical ADR	42,234	1,772,139
CNOOC	3,334,000	3,741,842
iQIYI ADR †	59,542	1,380,779
JD.com ADR †	350,000	21,063,000
Kunlun Energy	3,622,900	2,372,736
Kweichow Moutai Class A	120,613	25,047,423
Ping An Insurance Group Co. of China Class H	324,000	3,229,953
SINA †	200,000	7,182,000
Sohu.com ADR †	491,279	4,524,680
Tencent Holdings	720,000	46,136,097
Tencent Music Entertainment Group ADR †	159	2,140

	Number of shares	Value (US $)

Common Stock Δ (continued)
China/Hong Kong (continued)
Tianjin Development Holdings	35,950	$8,109
Tingyi Cayman Islands Holding	1,706,000	2,657,547
Trip.com Group ADR †	130,000	3,369,600
Tsingtao Brewery Class H	1,243,429	9,279,916
Uni-President China Holdings	2,800,000	2,800,856
Weibo ADR †	40,000	1,344,000
Wuliangye Yibin Class A	630,892	15,328,745
ZhongAn Online P&C Insurance Class H 144A #†	109,400	545,699

		210,015,174

India – 9.72%
Indiabulls Real Estate GDR †	44,628	29,455
Natco Pharma	200,000	1,681,159
Reliance Industries	1,012,000	23,019,377
Reliance Industries GDR 144A #	756,027	34,944,930
Sify Technologies ADR †	91,200	70,862

		59,745,783

Indonesia – 0.36%
Astra International	6,500,000	2,198,544

		2,198,544

Japan – 0.29%
Renesas Electronics †	350,000	1,799,141

		1,799,141

Malaysia – 0.08%
UEM Sunrise †	4,748,132	486,747

		486,747

Mexico – 3.10%
America Movil ADR Class L	213,289	2,706,637
Banco Santander Mexico ADR	276,900	999,609
Becle	1,571,000	3,019,721
Cemex ADR	506,188	1,457,821
Coca-Cola Femsa ADR	81,700	3,582,545
Fomento Economico Mexicano ADR	25,684	1,592,665
Grupo Financiero Banorte Class O	475,400	1,644,959
Grupo Lala	606,200	322,294
Grupo Televisa ADR †	707,700	3,708,348

		19,034,599

Peru – 0.57%
Cia de Minas Buenaventura ADR	384,440	3,513,782

		3,513,782

Republic of Korea – 17.57%
KB Financial Group ADR	42,000	1,168,440
LG Display ADR †	188,309	909,533
LG Electronics	62,908	3,333,854
LG Uplus	270,507	2,764,372
Lotte	46,206	1,221,989
Lotte Chilsung Beverage	14,210	1,210,880
Lotte Confectionery	8,599	760,732
Samsung Electronics	907,636	40,178,897
Samsung Life Insurance	71,180	2,676,241

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Common Stock Δ (continued)
Republic of Korea (continued)
SK Hynix	360,000	$25,703,465
SK Telecom	52,491	9,244,629
SK Telecom ADR	971,935	18,777,784

		107,950,816

Russia – 5.55%
ENEL RUSSIA PJSC GDR	15,101	10,596
Etalon Group GDR 144A #=	354,800	480,754
Gazprom PJSC ADR	1,043,900	5,636,990
LUKOIL PJSC ADR (London International Exchange)	72,953	5,422,900
Mobile TeleSystems PJSC ADR	53,402	490,764
Rosneft Oil PJSC GDR	1,449,104	7,282,781
Sberbank of Russia PJSC	2,219,648	6,325,143
Surgutneftegas PJSC ADR	294,652	1,588,002
T Plus PJSC =	25,634	0
VEON ADR	756,988	1,362,578
Yandex Class A †	109,855	5,494,947

		34,095,455

South Africa – 0.04%
Sun International †	210,726	204,017
Tongaat Hulett †	182,915	57,449

		261,466

Taiwan – 11.89%
Hon Hai Precision Industry	4,184,564	12,286,530
MediaTek	1,045,000	20,660,307
Taiwan Semiconductor Manufacturing	3,756,864	40,121,505

		73,068,342

Turkey – 0.71%
Turkcell Iletisim Hizmetleri	730,024	1,740,459
Turkiye Sise ve Cam Fabrikalari	3,243,612	2,631,266

		4,371,725

United Kingdom – 0.15%
Griffin Mining †	1,642,873	905,879

		905,879

United States – 0.00%
Legend Biotech ADR †	293	12,465

		12,465

Total Common Stock (cost $518,050,607)		583,971,338

	Number of shares	Value (US $)

Convertible Preferred Stock – 0.03%
CJ y	KRW 4,204	208,984

Total Convertible Preferred Stock (cost $470,722)		208,984

Preferred Stock – 5.28% Δ
Brazil – 0.75%
Centrais Eletricas Brasileiras Class B 5.18%	233,700	1,379,913
Petroleo Brasileiro ADR 4.59%	403,795	3,218,246

		4,598,159

Republic of Korea – 3.34%
CJ 4.21%	28,030	1,046,042
Samsung Electronics 2.23%	499,750	19,467,414

		20,513,456

Russia – 1.19%
Transneft PJSC 7.80%	3,887	7,326,955

		7,326,955

Total Preferred Stock (cost $19,715,786)		32,438,570

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO 144A =	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =	146,971	0

Total Participation Notes (cost $4,952,197)		0

Total Value of Securities – 100.34% (cost $543,189,312)	$616,618,892

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $36,438,618, which represents 5.93% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page x in “Security type / country and sector allocations.”
y	Exercise price and conversion date to be announced.

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series

Schedule of investments (continued)

†	Non-income producing security.

Summary of Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

GS – Goldman Sachs

KRW – South Korean Won

LEPO – Low Exercise Price Option

PJSC – Public Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$616,618,892
Foreign currencies, at value[2]	1,396,762
Dividends and interest receivable	2,520,317
Receivable for securities sold	2,397,038
Foreign tax reclaims receivable	49,093
Receivable for series shares sold	5,116

Total assets	622,987,218

Liabilities:
Cash due to custodian	4,626,503
Payable for series shares redeemed	1,608,678
Investment management fees payable	581,913
Other accrued expenses	277,752
Distribution fees payable to affiliates	78,045
Audit and tax fees payable	23,190
Trustees’ fees and expenses payable	4,320
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,758
Accounting and administration expenses payable to affiliates	2,059
Reports and statements to shareholders expenses payable to affiliates	997
Unrealized loss on foreign currency exchange contracts	154
Capital gains tax payable	1,267,053

Total liabilities	8,474,422

Total Net Assets	$614,512,796

Net Assets Consist of:
Paid-in capital	$546,673,914
Total distributable earnings (loss)	67,838,882

Total Net Assets	$614,512,796

Standard Class:
Net assets	$294,992,172
Shares of beneficial interest outstanding, unlimited authorization, no par	13,418,264
Net asset value per share	$21.98

Service Class:
Net assets	$319,520,624
Shares of beneficial interest outstanding, unlimited authorization, no par	14,566,995
Net asset value per share	$21.93

[1] Investments, at cost	$543,189,312
[2] Foreign currencies, at cost	1,366,999

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust — Delaware VIP Emerging Markets Series Statement of operations Six months ended June 30, 2020 (Unaudited)	Delaware VIP Trust — Delaware VIP Emerging Markets Series Statements of changes in net assets

Investment Income:
Dividends	$5,804,803
Foreign tax withheld	(712,542)

5,092,261

Expenses:
Management fees	3,665,119
Distribution expenses - Service Class	460,345
Custodian fees	195,805
Accounting and administration expenses	68,655
Reports and statements to shareholders	40,347
Dividend disbursing and transfer agent fees and expenses	24,593
Audit and tax	23,000
Legal fees	18,717
Trustees’ fees and expenses	17,116
Registration fees	4
Other	12,954

4,526,655
Less expenses waived	(291,320)
Less expenses paid indirectly	(2)

Total operating expenses	4,235,333

Net Investment Income	856,928

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,148,666
Foreign currencies	(155,957)
Foreign currency exchange contracts	(31,709)

Net realized gain	4,961,000

Net change in unrealized appreciation (depreciation) of:
Investments*	(49,588,737)
Foreign currencies	(300,331)
Foreign currency exchange contracts	(154)

Net change in unrealized appreciation (depreciation)	(49,889,222)

Net Realized and Unrealized Loss	(44,928,222)

Net Decrease in Net Assets Resulting from Operations	$(44,071,294)

*Includes $1,721,827 increase in capital gains taxes accrued.

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$856,928	$4,376,258
Net realized gain	4,961,000	12,238,870
Net change in unrealized appreciation
(depreciation)	(49,889,222)	110,762,472

Net increase (decrease) in net assets resulting from operations	(44,071,294)	127,377,600

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(8,232,867)	(8,257,932)
Service Class	(7,811,796)	(8,689,861)

	(16,044,663)	(16,947,793)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	17,923,115	70,533,764
Service Class	12,110,394	23,247,432

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	8,232,867	8,257,932
Service Class	7,811,796	8,689,861

	46,078,172	110,728,989

Cost of shares redeemed:
Standard Class	(29,874,774)	(36,839,690)
Service Class	(28,263,663)	(57,751,699)

	(58,138,437)	(94,591,389)

Increase (decrease) in net assets derived from capital share transactions	(12,060,265)	16,137,600

Net Increase (Decrease) in Net Assets	(72,176,222)	126,567,407

Net Assets:
Beginning of period	686,689,018	560,121,611

End of period	$614,512,796	$686,689,018

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class

	Six months ended 6/30/20[1]		Year ended
	(Unaudited)		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$24.27		$20.36	$25.06	$17.94	$16.27	$19.54

Income (loss) from investment operations:
Net investment income[2]	0.05		0.19	0.16	0.53	0.09	0.13
Net realized and unrealized gain (loss)	(1.74)		4.35	(3.98)	6.72	2.15	(2.86)

Total from investment operations	(1.69)		4.54	(3.82)	7.25	2.24	(2.73)

Less dividends and distributions from:
Net investment income	(0.18)		(0.15)	(0.80)	(0.13)	(0.19)	(0.16)
Net realized gain	(0.42)		(0.48)	(0.08)	—	(0.38)	(0.38)

Total dividends and distributions	(0.60)		(0.63)	(0.88)	(0.13)	(0.57)	(0.54)

Net asset value, end of period	$21.98		$24.27	$20.36	$25.06	$17.94	$16.27

Total return[3]	(6.55%	)[4]	22.63% [4]	(15.81% )	40.55% [4]	13.93% [4]	(14.51% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294,992		$328,524	$236,592	$291,019	$196,918	$172,098
Ratio of expenses to average net assets	1.28%		1.30%	1.34%	1.36%	1.37%	1.37%
Ratio of expenses to average net assets prior to fees waived	1.38%		1.34%	1.34%	1.38%	1.40%	1.37%
Ratio of net investment income to average net assets	0.45%		0.86%	0.71%	2.40%	0.53%	0.70%
Ratio of net investment income to average net assets prior to fees waived	0.35%		0.82%	0.71%	2.38%	0.50%	0.70%
Portfolio turnover	2%		20%	11%	6%	8%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Emerging Markets Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class

	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$24.17	$20.28	$24.97	$17.88	$16.21	$19.48

Income (loss) from investment operations:
Net investment income[2]	— [3]	0.12	0.10	0.48	0.05	0.08
Net realized and unrealized gain (loss)	(1.71)	4.34	(3.97)	6.69	2.14	(2.86)

Total from investment operations	(1.71)	4.46	(3.87)	7.17	2.19	(2.78)

Less dividends and distributions from:
Net investment income	(0.11)	(0.09)	(0.74)	(0.08)	(0.14)	(0.11)
Net realized gain	(0.42)	(0.48)	(0.08)	—	(0.38)	(0.38)

Total dividends and distributions	(0.53)	(0.57)	(0.82)	(0.08)	(0.52)	(0.49)

Net asset value, end of period	$21.93	$24.17	$20.28	$24.97	$17.88	$16.21

Total return[4]	(6.70% )	22.25%	(16.03% )	40.22%	13.68%	(14.77% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$319,521	$358,165	$323,530	$386,207	$310,258	$310,063
Ratio of expenses to average net assets	1.58%	1.60%	1.62%	1.61%	1.62%	1.62%
Ratio of expenses to average net assets prior to fees waived	1.68%	1.64%	1.64%	1.68%	1.70%	1.67%
Ratio of net investment income to average net assets	0.15%	0.56%	0.43%	2.15%	0.28%	0.45%
Ratio of net investment income to average net assets prior to fees waived	0.05%	0.52%	0.41%	2.08%	0.20%	0.40%
Portfolio turnover	2%	20%	11%	6%	8%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-9

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series received no earnings credits under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $2 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily and paid monthly net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 1.28% of the Series’ average daily net assets from April 30, 2019 through June 30, 2020.*

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $12,112 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $22,130 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $11,212 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

* The aggregate contractual waiver period covering this report is from May 1, 2019 through April 30, 2021.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$11,581,703
Sales	44,872,421

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$543,189,312	$240,607,870	$(167,178,444)	$73,429,426

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Argentina	$2,448,997	$1,523,886	$68,135	$4,041,018
Bahrain	—	399,100	—	399,100
Brazil	59,464,302	—	—	59,464,302
Chile	2,607,000	—	—	2,607,000
China/Hong Kong	93,185,977	116,829,197	—	210,015,174
India	100,317	59,645,466	—	59,745,783
Indonesia	—	2,198,544	—	2,198,544
Japan	—	1,799,141	—	1,799,141
Malaysia	—	486,747	—	486,747
Mexico	19,034,599	—	—	19,034,599
Peru	3,513,782	—	—	3,513,782
Republic of Korea	20,855,757	87,095,059	—	107,950,816
Russia	7,348,289	26,266,412	480,754	34,095,455
South Africa	261,466	—	—	261,466
Taiwan	—	73,068,342	—	73,068,342
Turkey	—	4,371,725	—	4,371,725
United Kingdom	905,879	—	—	905,879
United States	12,465	—	—	12,465
Convertible Preferred Stock	—	208,984	—	208,984
Preferred Stock[1]	4,598,159	27,840,411	—	32,438,570
Participation Notes	—	—	—	—

Total Value of Securities	$214,336,989	$401,733,014	$548,889	$616,618,892

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 14.17% and 85.83%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

As a result of utilizing international fair value pricing at June 30, 2020, a portion of the common stock in the portfolio was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	878,840	3,214,805
Service Class	640,669	1,082,423
Shares issued upon reinvestment of dividends and distributions:
Standard Class	432,398	373,662
Service Class	410,931	394,098

	2,362,838	5,064,988

Shares redeemed:
Standard Class	(1,426,943)	(1,672,952)
Service Class	(1,303,332)	(2,612,730)

	(2,730,275)	(4,285,682)

Net increase (decrease)	(367,437)	779,306

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also enter these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts and foreign cross currency contracts were outstanding at June 30, 2020.

During the six months ended June 30, 2020, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Emerging Markets Series-14

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

6. Derivatives (continued)

At June 30, 2020, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2020.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$—	$79,418

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned securities is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

Emerging Markets Series-15

Delaware VIP® Emerging Markets Series

Notes to financial statements (continued)

8. Credit and Market Risk (continued)

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Emerging Markets Series-16

Delaware VIP® Trust — Delaware VIP Emerging Markets Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPEM 22629 (8/20) (1268922)	Emerging Markets Series-17

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Delaware VIP® Trust

Delaware VIP High Yield Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series

Disclosure of Series expenses

For the six-month period January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$ 965.10	0.74%	$3.62
Service Class	1,000.00	963.70	1.04%	5.08
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.18	0.74%	$3.72
Service Class	1,000.00	1,019.69	1.04%	5.22

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series

Security type / sector allocation

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.55%
Corporate Bonds	88.61%
Banking	4.27%
Basic Industry	9.78%
Capital Goods	6.42%
Communications	11.67%
Consumer Cyclical	6.06%
Consumer Non-Cyclical	4.26%
Energy	10.19%
Financial Services	2.35%
Healthcare	6.96%
Insurance	1.84%
Media	8.74%
Real Estate	0.75%
Services	4.32%
Technology & Electronics	5.66%
Transportation	1.78%
Utilities	3.56%
Loan Agreements	8.32%
Common Stock	0.00%
Short-Term Investments	3.35%
Total Value of Securities	100.83%
Liabilities Net of Receivables and Other Assets	(0.83)%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series

Schedule of investments

June 30, 2020 (Unaudited)

	Principal	Value
	amount°	(US $)

Convertible Bond – 0.55%
Cheniere Energy 144A 4.875% exercise price $93.64, maturity date 5/28/21 #T	965,000	$979,185

Total Convertible Bond (cost $965,000)		979,185

Corporate Bonds – 88.61%
Banking – 4.27%
Ally Financial 8.00% 11/1/31	770,000	995,301
Citizens Financial Group 5.65%µy	790,000	802,838
Credit Suisse Group 144A 6.25%#µy	635,000	664,260
Deutsche Bank 6.00%µy	1,200,000	993,240
Popular 6.125% 9/14/23	2,360,000	2,392,203
Royal Bank of Scotland Group 8.625%µy	1,385,000	1,443,128
Truist Financial 4.95%µy	400,000	410,000

		7,700,970

Basic Industry – 9.78%
Allegheny Technologies 5.875% 12/1/27	1,385,000	1,290,439
Blue Cube Spinco 10.00% 10/15/25	340,000	354,414
BMC East 144A 5.50% 10/1/24 #	855,000	864,529
Boise Cascade 144A 5.625% 9/1/24 #	289,000	292,221
Cemex 144A 7.375% 6/5/27 #	520,000	529,620
First Quantum Minerals
144A 7.25% 4/1/23 #	865,000	831,537
144A 7.50% 4/1/25 #	745,000	714,541
Freeport-McMoRan 5.45% 3/15/43	1,873,000	1,841,880
Hudbay Minerals 144A 7.625% 1/15/25 #	455,000	436,848
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	487,000	498,876
Kraton Polymers 144A 7.00% 4/15/25 #	960,000	968,170
M/I Homes 4.95% 2/1/28	1,193,000	1,189,272
Mattamy Group
144A 4.625% 3/1/30 #	290,000	278,899
144A 5.25% 12/15/27 #	775,000	773,547
New Gold
144A 6.375% 5/15/25 #	210,000	212,865
144A 7.50% 7/15/27 #	340,000	352,050
Novelis 144A 5.875% 9/30/26 #	700,000	700,819
Olin 5.00% 2/1/30	460,000	408,165
PolyOne 144A 5.75% 5/15/25 #	1,287,000	1,326,414
PowerTeam Services 144A 9.033% 12/4/25 #	1,185,000	1,213,884
Standard Industries 144A 4.375% 7/15/30 #	370,000	367,110
Tronox 144A 6.50% 4/15/26 #	670,000	628,058
WESCO Distribution 144A 7.25% 6/15/28 #	1,145,000	1,210,345

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Basic Industry (continued)
WR Grace & Co. 144A 4.875% 6/15/27 #	340,000	$346,130

		17,630,633

Capital Goods – 6.42%
ARD Finance 144A PIK 6.50% 6/30/27 #T	820,000	812,673
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	590,000	580,153
Berry Global 144A 5.625% 7/15/27 #	1,160,000	1,195,560
Bombardier
144A 7.50% 3/15/25 #	615,000	403,271
144A 7.875% 4/15/27 #	505,000	331,626
EnPro Industries 5.75% 10/15/26	940,000	943,346
Gates Global 144A 6.25% 1/15/26 #	634,000	628,979
Griffon 5.75% 3/1/28	975,000	965,250
Intertape Polymer Group 144A 7.00% 10/15/26 #	760,000	783,758
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	334,000	328,777
Terex 144A 5.625% 2/1/25 #	500,000	457,500
Titan Acquisition 144A 7.75% 4/15/26 #	335,000	317,967
TransDigm
5.50% 11/15/27	1,025,000	897,608
144A 6.25% 3/15/26 #	1,354,000	1,355,489
144A 8.00% 12/15/25 #	170,000	179,412
United Rentals North America 5.25% 1/15/30	950,000	983,074
Vertical Holdco 144A 7.625% 7/15/28 #	200,000	200,000
Vertical US Newco 144A 5.25% 7/15/27 #	205,000	205,000

		11,569,443

Communications – 11.67%
Altice France Holding
144A 6.00% 2/15/28 #	1,230,000	1,170,044
144A 10.50% 5/15/27 #	904,000	999,756
C&W Senior Financing 144A 6.875% 9/15/27 #	1,221,000	1,212,935
CenturyLink 144A 5.125% 12/15/26 #	1,470,000	1,468,611
Cincinnati Bell 144A 7.00% 7/15/24 #	1,140,000	1,166,351
Connect Finco 144A 6.75% 10/1/26 #	1,990,000	1,884,331
Consolidated Communications 6.50% 10/1/22	1,592,000	1,471,605
Frontier Communications 144A 8.00% 4/1/27 #‡	1,976,000	2,008,960
Level 3 Financing 144A 4.25% 7/1/28 #	1,045,000	1,048,846
Sprint
7.125% 6/15/24	405,000	458,031
7.625% 3/1/26	555,000	656,390
7.875% 9/15/23	1,650,000	1,860,367
Sprint Capital 8.75% 3/15/32	200,000	286,098

High Yield Series-3

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
6.00% 4/15/24	685,000	$701,998
6.50% 1/15/26	1,189,000	1,243,914
Uniti Group 144A 7.875% 2/15/25 #	1,031,000	1,048,151
Vodafone Group 7.00% 4/4/79 µ	725,000	850,396
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,540,000	1,500,299

		21,037,083

Consumer Cyclical – 6.06%
Allison Transmission 144A 5.875% 6/1/29 #	785,000	818,680
Boyd Gaming
144A 4.75% 12/1/27 #	965,000	830,228
144A 8.625% 6/1/25 #	365,000	382,109
Colt Merger Sub
144A 6.25% 7/1/25 #	935,000	930,046
144A 8.125% 7/1/27 #	995,000	970,125
Ford Motor
8.50% 4/21/23	680,000	720,375
9.00% 4/22/25	210,000	227,456
Ford Motor Credit
4.542% 8/1/26	510,000	488,963
5.584% 3/18/24	460,000	465,412
5.875% 8/2/21	425,000	429,981
L Brands
144A 6.875% 7/1/25 #	660,000	683,100
144A 9.375% 7/1/25 #	385,000	386,444
MGM Growth Properties Operating Partnership 5.75% 2/1/27	600,000	615,939
MGM Resorts International 5.75% 6/15/25	1,166,000	1,156,538
Scientific Games International 144A 8.25% 3/15/26 #	778,000	691,801
William Carter 144A 5.625% 3/15/27 #	1,090,000	1,125,866

		10,923,063

Consumer Non-Cyclical – 4.26%
JBS USA LUX
144A 5.50% 1/15/30 #	525,000	539,012
144A 6.50% 4/15/29 #	720,000	765,763
Kraft Heinz Foods
144A 3.875% 5/15/27 #	835,000	873,693
5.00% 7/15/35	460,000	506,510
5.20% 7/15/45	765,000	830,519
Pilgrim’s Pride 144A 5.75% 3/15/25 #	945,000	943,620
Post Holdings 144A 5.50% 12/15/29 #	1,035,000	1,072,063
Spectrum Brands
144A 5.00% 10/1/29 #	995,000	986,105
144A 5.50% 7/15/30 #	255,000	255,956
US Foods 144A 6.25% 4/15/25 #	888,000	907,425

		7,680,666

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Energy – 10.19%
Continental Resources 5.00% 9/15/22	970,000	$955,998
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,140,000	954,003
DCP Midstream Operating 5.125% 5/15/29	1,085,000	1,038,009
EQM Midstream Partners 144A 6.50% 7/1/27 #	675,000	693,110
Genesis Energy 6.50% 10/1/25	1,480,000	1,270,010
Murphy Oil 5.875% 12/1/27	1,410,000	1,242,125
Murphy Oil USA
4.75% 9/15/29	435,000	445,795
5.625% 5/1/27	855,000	885,831
NuStar Logistics 6.00% 6/1/26	1,340,000	1,315,498
Occidental Petroleum
2.70% 8/15/22	1,095,000	1,021,411
2.70% 2/15/23	1,010,000	925,413
3.50% 8/15/29	510,000	375,309
PDC Energy 6.125% 9/15/24	941,000	878,560
Precision Drilling 144A 7.125% 1/15/26 #	1,725,000	1,058,391
Southwestern Energy 7.75% 10/1/27	1,150,000	1,004,128
Targa Resources Partners
5.375% 2/1/27	925,000	894,766
5.875% 4/15/26	775,000	769,064
Transocean 144A 7.25% 11/1/25 #	720,000	403,200
Western Midstream Operating 4.75% 8/15/28	935,000	899,938
WPX Energy
5.25% 10/15/27	1,025,000	959,274
5.875% 6/15/28	390,000	374,400

		18,364,233

Financial Services – 2.35%
AerCap Holdings 5.875% 10/10/79 µ	620,000	441,003
AerCap Ireland Capital DAC 6.50% 7/15/25	910,000	954,351
DAE Funding
144A 4.50% 8/1/22 #	250,000	238,904
144A 5.75% 11/15/23 #	1,675,000	1,601,543
Stena International 144A 6.125% 2/1/25 #	330,000	316,181
VistaJet Malta Finance 144A 10.50% 6/1/24 #	750,000	676,954

		4,228,936

Healthcare – 6.96%
Bausch Health 144A 6.25% 2/15/29 #	1,310,000	1,319,006
Centene 4.625% 12/15/29	615,000	652,681
CHS 144A 8.00% 3/15/26 #	1,030,000	974,586
Encompass Health 4.75% 2/1/30	1,269,000	1,214,040
Hadrian Merger Sub 144A 8.50% 5/1/26 #	920,000	836,225

High Yield Series-4

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Healthcare (continued)
HCA
5.375% 2/1/25	925,000	$993,501
5.875% 2/1/29	460,000	521,316
7.58% 9/15/25	580,000	669,900
Jaguar Holding II
144A 4.625% 6/15/25 #	465,000	474,102
144A 5.00% 6/15/28 #	850,000	871,781
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	950,000	967,219
Surgery Center Holdings 144A 10.00% 4/15/27 #	450,000	451,602
Tenet Healthcare
5.125% 5/1/25	455,000	439,626
144A 6.25% 2/1/27 #	935,000	930,905
6.875% 11/15/31	415,000	372,902
8.125% 4/1/22	815,000	857,217

		12,546,609

Insurance – 1.84%
GTCR AP Finance 144A 8.00% 5/15/27 #	368,000	380,118
HUB International 144A 7.00% 5/1/26 #	1,325,000	1,326,332
USI 144A 6.875% 5/1/25 #	1,585,000	1,603,806

		3,310,256

Media – 8.74%
Altice Financing 144A 5.00% 1/15/28 #	620,000	616,872
CCO Holdings
144A 4.50% 8/15/30 #	2,040,000	2,089,276
144A 5.375% 6/1/29 #	995,000	1,050,859
Clear Channel Worldwide Holdings 9.25% 2/15/24	1,011,000	940,468
CSC Holdings
144A 5.75% 1/15/30 #	2,065,000	2,159,773
144A 7.50% 4/1/28 #	945,000	1,033,976
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	945,000	874,564
Gray Television 144A 7.00% 5/15/27 #	900,000	924,885
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	580,000	592,580
Netflix
144A 4.875% 6/15/30 #	520,000	556,951
144A 5.375% 11/15/29 #	365,000	401,398
Nexstar Broadcasting 144A 5.625% 7/15/27 #	1,290,000	1,293,264
Radiate Holdco 144A 6.625% 2/15/25 #	960,000	958,901
Sirius XM Radio 144A 4.125% 7/1/30 #	850,000	841,679
Terrier Media Buyer 144A 8.875% 12/15/27 #	845,000	812,256
VTR Finance 144A 6.875% 1/15/24 #	585,000	598,408

		15,746,110

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate – 0.75%
HAT Holdings I 144A 5.25% 7/15/24 #	1,330,000	$1,359,233

		1,359,233

Services – 4.32%
Clean Harbors 144A 5.125% 7/15/29 #	610,000	634,458
Covanta Holding 6.00% 1/1/27	1,015,000	1,031,402
Gartner 144A 4.50% 7/1/28 #	765,000	775,863
GFL Environmental 144A 4.25% 6/1/25 #	870,000	879,244
Iron Mountain 144A 5.25% 7/15/30 #	595,000	584,483
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	500,000	504,280
Prime Security Services Borrower
144A 5.75% 4/15/26 #	1,030,000	1,069,748
144A 6.25% 1/15/28 #	1,270,000	1,199,756
Tms International Holding 144A 7.25% 8/15/25 #	560,000	459,200
United Rentals North America 5.875% 9/15/26	610,000	639,960

		7,778,394

Technology & Electronics – 5.66%
Banff Merger Sub 144A 9.75% 9/1/26 #	1,025,000	1,033,774
Camelot Finance 144A 4.50% 11/1/26 # .	855,000	854,863
CommScope Technologies 144A 5.00% 3/15/27 #	847,000	765,442
Microchip Technology 144A 4.25% 9/1/25 #	1,365,000	1,377,549
Open Text 144A 3.875% 2/15/28 #	295,000	284,536
Open Text Holdings 144A 4.125% 2/15/30 #	1,280,000	1,260,602
RP Crown Parent 144A 7.375% 10/15/24 #	1,638,000	1,639,876
Science Applications International 144A 4.875% 4/1/28 #	920,000	918,694
SS&C Technologies 144A 5.50% 9/30/27 #	1,024,000	1,047,496
Verscend Escrow 144A 9.75% 8/15/26 #	950,000	1,026,309

		10,209,141

Transportation – 1.78%
Delta Air Lines
144A 7.00% 5/1/25 #	865,000	893,821
7.375% 1/15/26	1,230,000	1,191,224
Mileage Plus Holdings 144A 6.50% 6/20/27 #	595,000	597,975
Southwest Airlines 5.125% 6/15/27	510,000	529,494

		3,212,514

Utilities – 3.56%
Calpine 144A 5.25% 6/1/26 #	965,000	977,173
Pacific Gas and Electric 6.05% 3/1/34 ‡	1,550,000	1,850,661
PG&E 5.25% 7/1/30	1,870,000	1,884,025

High Yield Series-5

Delaware VIP® High Yield Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 5.00% 7/31/27 #	494,000	$502,769
144A 5.50% 9/1/26 #	570,000	584,846
144A 5.625% 2/15/27 #	605,000	622,206

		6,421,680

Total Corporate Bonds (cost $160,883,248)		159,718,964

Loan Agreements – 8.32%
Air Medical Group Holdings 4.25% (LIBOR03M + 3.25%) 4/28/22 •	1,029,861	993,816
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	1,940,398	1,945,250
Apro 5.00% (LIBOR01M + 4.00%) 11/14/26 •	410,430	403,247
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/15/21 •	357,005	307,024
Boxer Parent TBD 10/2/25 X	282,996	268,644
BW Gas & Convenience Holdings 6.43% (LIBOR01M + 6.25%) 11/18/24 •	199,885	195,887
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 •	593,470	535,904
Calpine 2.43% (LIBOR01M + 2.25%) 1/15/24 •	128,076	123,887
Granite US Holdings Tranche B 6.322% (LIBOR06M + 5.25%) 9/30/26 •	955,109	840,496
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	970,000	948,983
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%) 2/14/25 •	1,046,000	1,001,545
Kronos 2nd Lien 9.25% (LIBOR01M + 8.25%) 11/1/24 •	1,002,000	1,002,537
LCPR Loan Financing 5.185% (LIBOR01M + 5.00%) 10/15/26 •	396,000	395,010
Merrill Communications Tranche B 1st Lien 6.195% (LIBOR06M + 5.00%) 10/5/26 •	731,325	720,355
Scientific Games International Tranche B-5 3.476% (LIBOR03M + 2.75%) 8/14/24 •	515,846	457,297
Stars Group Holdings 3.808% (LIBOR03M + 3.50%) 7/10/25 •	547,128	545,219

	Principal	Value
	amount°	(US $)

Loan Agreements (continued)
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	1,034,341	$917,331
Terrier Media Buyer 4.428% (LIBOR01M + 4.25%) 12/17/26 •	994,005	951,760
The Ultimate Software Group TBD 5/3/27 X	1,320,000	1,345,575
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/20/25 •	570,000	410,400
Verscend Holding Tranche B 4.678% (LIBOR01M + 4.50%) 8/27/25 •	707,825	690,129

Total Loan Agreements (cost $15,368,128)		15,000,296

	Number of shares
Common Stock – 0.00%
Century Communications =†	2,820,000	0

Total Common Stock (cost $85,371)		0

Short-Term Investments – 3.35%
Money Market Mutual Funds – 3.35%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	1,208,128	1,208,128
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	1,208,128	1,208,128
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	1,208,128	1,208,128
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,208,128	1,208,128
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	1,208,127	1,208,127

Total Short-Term Investments (cost $6,040,639)		6,040,639

Total Value of Securities – 100.83% (cost $183,342,386)	$181,739,084

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $101,378,199, which represents 56.24% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

High Yield Series-6

Delaware VIP® High Yield Series

Schedule of investments (continued)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
y	No contractual maturity date.
†	Non-income producing security.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Payment-in-kind

TBD – To be determined

USD – US dollar

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-7

Delaware VIP® Trust—Delaware VIP High Yield Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$181,739,084
Cash	107,037
Receivable for securities sold	2,955,332
Dividend and interest receivable	2,465,150
Receivable for series shares sold	41,980

Total assets	187,308,583

Liabilities:
Payable for securities purchased	6,707,016
Payable for series shares redeemed	123,227
Other accrued expenses	108,789
Investment management fees payable to affiliates	93,312
Distribution fees payable to affiliates	27,712
Trustees’ fees and expenses payable	1,392
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,138
Accounting and administration expenses payable to affiliates	852
Legal fees payable to affiliates	383
Reports and statements to shareholders expenses payable to affiliates	307

Total liabilities	7,064,128

Total Net Assets	$180,244,455

Net Assets Consist of:
Paid-in capital	$217,231,029
Total distributable earnings (loss)	(36,986,574)

Total Net Assets	$180,244,455

Net Asset Value:
Standard Class:
Net assets	$71,816,334
Shares of beneficial interest outstanding, unlimited authorization, no par	15,639,577
Net asset value per share	$4.59

Service Class:
Net assets	$108,428,121
Shares of beneficial interest outstanding, unlimited authorization, no par	23,671,388
Net asset value per share	$4.58
[1] Investments, at cost	$183,342,386

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® Trust —

Delaware VIP High Yield Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$5,503,396
Dividends	39,460

5,542,856

Expenses:
Management fees	601,629
Distribution expenses – Service Class	167,895
Accounting and administration expenses	34,896
Reports and statements to shareholders expenses	23,086
Audit and tax fees	21,353
Dividend disbursing and transfer agent fees and expenses	7,733
Trustees’ fees and expenses	5,444
Custodian fees	4,239
Legal fees	2,050
Registration fees	4
Other	12,392

880,721
Less expenses waived	(27,774)
Less expenses paid indirectly	(429)

Total operating expenses	852,518

Net Investment Income	4,690,338

Net Realized and Unrealized Loss:
Net realized loss on investments	(3,444,253)
Net change in unrealized appreciation (depreciation) of:
Investments	(8,838,668)
Foreign currencies	(1,410)

Net change in unrealized appreciation (depreciation)	(8,840,078)

Net Realized and Unrealized Loss	(12,284,331)

Net Decrease in Net Assets Resulting from Operations	$(7,593,993)

Delaware VIP Trust —

Delaware VIP High Yield Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,690,338	$10,476,624
Net realized loss	(3,444,253)	(1,923,638)
Net change in unrealized appreciation (depreciation)	(8,840,078)	21,590,972

Net increase (decrease) in net assets resulting from operations	(7,593,993)	30,143,958

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(4,405,630)	(5,240,447)
Service Class	(6,607,380)	(8,090,946)

	(11,013,010)	(13,331,393)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,861,448	5,881,247
Service Class	13,394,498	14,379,364

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	4,405,630	5,240,447
Service Class	6,607,380	8,090,946

	29,268,956	33,592,004

Cost of shares redeemed:
Standard Class	(9,356,139)	(13,886,413)
Service Class	(24,211,242)	(27,423,040)

	(33,567,381)	(41,309,453)

Decrease in net assets derived from capital share transactions	(4,298,425)	(7,717,449)

Net Increase (Decrease) in Net Assets	(22,905,428)	9,095,116

Net Assets:
Beginning of period	203,149,883	194,054,767

End of period	$180,244,455	$203,149,883

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® Trust — Delaware VIP High Yield Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six months ended 6/30/20[1] (unaudited)		Year ended
			12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$5.08		$4.67	$5.20	$5.14	$4.89	$5.67

Income (loss) from investment operations:
Net investment income[2]	0.12		0.26	0.28	0.28	0.29	0.34
Net realized and unrealized gain (loss)	(0.31)		0.48	(0.50)	0.09	0.32	(0.67)

Total from investment operations	(0.19)		0.74	(0.22)	0.37	0.61	(0.33)

Less dividends and distributions from:
Net investment income	(0.30)		(0.33)	(0.31)	(0.31)	(0.36)	(0.37)
Net realized gain	—		—	—	—	—	(0.08)

Total dividends and distributions	(0.30)		(0.33)	(0.31)	(0.31)	(0.36)	(0.45)

Net asset value, end of period	$4.59		$5.08	$4.67	$5.20	$5.14	$4.89

Total return[3]	(3.49%	)[4]	16.43% [4,5]	(4.47% )	7.49%	13.16% [4]	(6.60%	)[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,816		$79,463	$75,568	$102,359	$112,614	$111,748
Ratio of expenses to average net assets[6]	0.74%		0.74%	0.75%	0.75%	0.74%	0.75%
Ratio of expenses to average net assets prior to fees waived[6]	0.77%		0.76%	0.75%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	5.25%		5.32%	5.60%	5.35%	5.95%	6.25%
Ratio of net investment income to average net assets prior to fees waived	5.22%		5.30%	5.60%	5.35%	5.94%	6.24%
Portfolio turnover	74%		87%	96%	86%	112%	99%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower. See Note 9 in “Notes to financial statements.”
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-10

Delaware VIP® High Yield Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six months ended 6/30/20[1] (unaudited)	Year ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$5.06	$4.65	$5.18	$5.12	$4.87	$5.65

Income (loss) from investment operations:
Net investment income[2]	0.12	0.25	0.26	0.26	0.28	0.32
Net realized and unrealized gain (loss)	(0.32)	0.48	(0.49)	0.10	0.32	(0.66)

Total from investment operations	(0.20)	0.73	(0.23)	0.36	0.60	(0.34)

Less dividends and distributions from:
Net investment income	(0.28)	(0.32)	(0.30)	(0.30)	(0.35)	(0.36)
Net realized gain	—	—	—	—	—	(0.08)

Total dividends and distributions	(0.28)	(0.32)	(0.30)	(0.30)	(0.35)	(0.44)

Net asset value, end of period	$4.58	$5.06	$4.65	$5.18	$5.12	$4.87

Total return[3]	(3.63% )	16.12% [4]	(4.76% )	7.26%	12.91%	(6.87% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,428	$123,687	$118,487	$149,616	$160,831	$162,513
Ratio of expenses to average net assets[5]	1.04%	1.04%	1.03%	1.00%	0.99%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.07%	1.06%	1.05%	1.05%	1.05%	1.06%
Ratio of net investment income to average net assets	4.95%	5.02%	5.32%	5.10%	5.70%	6.00%
Ratio of net investment income to average net assets prior to fees waived	4.92%	5.00%	5.30%	5.05%	5.64%	5.94%
Portfolio turnover	74%	87%	96%	86%	112%	99%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	General Motors term loan litigation were included in total return. If excluded, the impact on the total return would be 1.11% lower. See Note 9 in “Notes to financial statements.”
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-11

Delaware VIP® Trust — Delaware VIP High Yield Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $428 under this arrangement.

High Yield Series-12

Delaware VIP® High Yield Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.74% of the Series’ average daily net assets from Jan. 31, 2020 through June 30, 2020.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $5,168 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $6,942 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $2,936 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2019 through April 30, 2021.

High Yield Series-13

Delaware VIP® High Yield Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$130,551,802
Sales	135,629,192

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Depreciation of Investments
$183,705,744	$3,121,365	$(5,088,025)	$(1,966,660)

At Dec. 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
	No Expiration

Short-term	Long-term	Total
$13,574,333	$22,159,206	$35,733,539

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

High Yield Series-14

Delaware VIP® High Yield Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1	Level 2	Level 3	Total

Assets:

Corporate Debt	$—	$160,698,149	$—	$160,698,149
Loan Agreements[1]	—	15,000,296	—	15,000,296
Common Stock	—	—	—	—
Short-Term Investments	6,040,639	—	—	6,040,639

Total Value of Securities	$6,040,639	$175,698,445	$—	$181,739,084

1Loan agreements are valued across Level 2 and Level 3.

The securities that have been valued at zero on the “Schedule of investments” are considered to be a Level 3 investments in this table.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Series’ net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	1,006,817	1,198,436
Service Class	2,828,338	2,929,268

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,008,153	1,103,252
Service Class	1,515,454	1,706,951

	6,358,762	6,937,907

Shares redeemed:
Standard Class	(2,024,392)	(2,832,201)
Service Class	(5,136,558)	(5,651,948)

	(7,160,950)	(8,484,149)

Net decrease	(802,188)	(1,546,242)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

High Yield Series-15

Delaware VIP® High Yield Series

Notes to financial statements (continued)

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties,

High Yield Series-16

Delaware VIP® High Yield Series

Notes to financial statements (continued)

7. Credit and Market Risk (continued)

through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. General Motors Term Loan Litigation

The Series received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Series in 2009. Because it was believed that the Series was a secured creditor, the Series received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust sought to recover such amounts arguing that the Series was an unsecured creditor and, as an unsecured creditor, the Series should not have received payment in full. Based on available information related to the litigation and the Series’ potential exposure, the Series previously recorded a contingent liability of $3,069,708 and an asset of $920,913 based on the potential recoveries by the estate that resulted in a net decrease in the Series’ NAV to reflect this potential recovery.

The plaintiff and the term loan lenders, which included the Series, reached an agreement that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Series recognizing a gain in the amount of the liability reversed.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers

High Yield Series-17

Delaware VIP® High Yield Series

Notes to financial statements (continued)

10. Recent Accounting Pronouncements (continued)

between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

High Yield Series-18

Delaware VIP® Trust — Delaware VIP High Yield Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPHY 22630 (8/20) (1268922)	High Yield Series-19

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Delaware VIP® Trust

Delaware VIP International Value Equity Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Disclosure of Series expenses	1

Security type / country and sector allocations	2

Schedule of investments	3

Statement of assets and liabilities	6

Statement of operations	7

Statements of changes in net assets	7

Financial highlights	8

Notes to financial statements	10

Other Series information	17

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term growth without undue risk to principal.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*
Actual Series return†
Standard Class	$1,000.00	$915.10	1.04%	$4.95
Service Class	1,000.00	913.70	1.34%	6.38
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,019.69	1.04%	$5.22
Service Class	1,000.00	1,018.20	1.34%	6.72

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Fund.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Security type / country and sector allocations

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock by Country	97.34%
Denmark	7.53%
France	22.17%
Germany	9.54%
Ireland	1.55%
Japan	21.43%
Netherlands	7.11%
Sweden	4.43%
Switzerland	15.90%
United Kingdom	7.68%
Exchange-Traded Fund	2.27%
Short-Term Investments	0.15%
Securities Lending Collateral	0.00%
Total Value of Securities	99.76%
Obligation to Return Securities Lending Collateral	0.00%
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Consumer Discretionary	22.45%
Consumer Staples[1]	37.13%
Healthcare	21.05%
Industrials	10.48%
Materials	6.23%
Total	97.34%

1 To monitor compliance with the Series’ concentration guidelines, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is divided into various sub-categories or “industries,” in this case, Beverages, Cosmetics/Personal Care, Food, and Retail. As of June 30, 2020, such amounts, as a percentage of total net assets, were 7.37%, 1.86%, 25.73%, and 2.17%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentage in the “Consumer Staples sector” for financial reporting purposes may exceed 25%.

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.34% Δ
Denmark – 7.53%
Novo Nordisk Class B	52,910	$3,446,967

		3,446,967

France – 22.17%
Air Liquide	19,740	2,854,145
Danone †	39,440	2,737,656
Orange	128,140	1,532,294
Publicis Groupe	53,730	1,745,420
Sodexo	18,840	1,277,502

		10,147,017

Germany – 9.54%
adidas AG †	5,570	1,468,541
Fresenius Medical Care AG & Co. †	33,660	2,895,766

		4,364,307

Ireland – 1.55%
Kerry Group Class A	5,710	709,338

		709,338

Japan – 21.43%
Asahi Group Holdings	30,800	1,081,766
Kao *	10,700	849,129
KDDI	68,500	2,043,845
Kirin Holdings	28,700	604,989
Lawson	19,700	990,920
Makita	37,800	1,374,576
Secom	8,000	701,942
Seven & i Holdings	66,100	2,162,364

		9,809,531

Netherlands – 7.11%
Koninklijke Ahold Delhaize	119,400	3,254,136

		3,254,136

Sweden – 4.43%
Hennes & Mauritz Class B	32,900	480,218
Securitas Class B †	114,360	1,546,401

		2,026,619

Switzerland – 15.90%
Nestle	26,310	2,917,006
Roche Holding	9,500	3,291,271
Swatch Group	5,330	1,069,794

		7,278,071

United Kingdom – 7.68%
Diageo	50,680	1,684,469
G4S	830,460	1,174,856
Next	10,840	656,307

		3,515,632

Total Common Stock (cost $47,096,864)		44,551,618

	Number of	Value
	shares	(US $)

Exchange-Traded Funds – 2.27%
iShares MSCI EAFE ETF*	2,710	$164,958
Vanguard FTSE Developed Markets ETF	22,520	873,551

Total Exchange-Traded Funds (cost $1,063,764)		1,038,509

Short-Term Investments – 0.15%
Money Market Mutual Funds – 0.15%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	13,315	13,315
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	13,314	13,314
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	13,314	13,314
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	13,314	13,314
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	13,314	13,314

Total Short-Term Investments (cost $66,572)		66,571

Total Value of Securities Before Securities Lending Collateral – 99.76% (cost $48,227,200)		45,656,698

	Principal
	amount°

Securities Lending Collateral – 0.00% **
Repurchase Agreements – 0.00%
Bank of Montreal 0.07%, dated 06/30/20, to be repurchased on 7/1/20, repurchase price $1 (collateralized by US government obligations 0.00%-2.875% 7/15/20-5/31/25; market value $1)	1	1
Bank of Nova Scotia 0.07%, dated 06/30/20, to be repurchased on 7/1/20, repurchase price $12 (collateralized by US government obligations 0.00%-2.75% 7/7/20-3/31/25; market value $12)	12	12

International Value Equity Series-3

Delaware VIP® International Value Equity Series

Schedule of investments (continued)

	Principal	Value
	amount°	(US $)

Securities Lending Collateral ** (continued)
Repurchase Agreements (continued)
BofA Securities 0.07%, dated 06/30/20, to be repurchased on 7/1/20, repurchase price $12 (collateralized by US government obligations 2.125% 6/30/22; market value $12)	12	$12
Credit Agricole 0.07%, dated 06/30/20, to be repurchased on 7/1/20, repurchase price $12 (collateralized by US government obligations 1.50% 10/31/24; market value $12)	12	12

	Principal	Value
	amount°	(US $)

Securities Lending Collateral ** (continued)
Repurchase Agreements (continued)
JP Morgan Securities 0.07%, dated 06/30/20, to be repurchased on 7/1/20, repurchase price $12 (collateralized by US government obligations 0.125% 5/31/22; market value $12)	12	$12

		49

Total Securities Lending Collateral (cost $49)		49

Total Value of Securities – 99.76% (cost $48,227,249)	$45,656,747∎

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
∎	Includes $960,551 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,008,008.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of abbreviations:
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International
USD – US Dollar

See accompanying notes, which are an integral part of financial statements.

International Value Equity Series-4

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Delaware VIP® Trust — Delaware VIP International Value Equity Series

Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$45,656,698
Short-term investments held as collateral for loaned securities, at value[2]	49
Foreign currencies, at value[3]	67,892
Foreign tax reclaims receivable	191,850
Dividends and interest receivable	25,995
Unrealized appreciation on foreign currency exchange contracts	364
Securities lending income receivable	217

Total assets	45,943,065

Liabilities:
Payable for securities purchased	45,053
Payable for series shares redeemed	37,346
Investment management fees payable to affiliates	28,691
Audit and tax fees payable	23,655
Accounting and administration expenses payable to non-affiliates	19,663
Reports and statements to shareholders payable to non-affiliates	8,728
Custody fees payable	7,369
Other accrued expenses	3,395
Accounting and administration expenses payable to affiliates	459
Trustees’ fees and expenses payable	341
Dividend disbursing and transfer agent fees and expenses payable to affiliates	285
Distribution fees payable to affiliates	187
Legal fees payable to affiliates	94
Due to brokers	77
Other liabilities	50

Total liabilities	175,393

Total Net Assets	$45,767,672

Net Assets Consist of:
Paid-in capital	$48,206,634
Total distributable earnings (loss)	(2,438,962)

Total Net Assets	$45,767,672

Net Assets Value:
Standard Class:
Net assets	$44,984,914
Shares of beneficial interest outstanding, unlimited authorization, no par	4,279,637
Net asset value per share	$10.51

Service Class:
Net assets	$782,758
Shares of beneficial interest outstanding, unlimited authorization, no par	74,664
Net asset value per share	$10.48

[1]Investments, at cost	$48,227,200
[2]Short-term investments held as collateral for loaned securities, at cost	49
[3]Foreign currencies, at cost	67,956

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust —

Delaware VIP International Value Equity Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$601,757
Securities lending income	1,400
Interest	491
Foreign tax withheld	(80,712)

522,936

Expenses:
Management fees	193,850
Accounting and administration expenses	23,231
Audit and tax fees	19,254
Custodian fees	10,148
Reports and statements to shareholders expenses	6,021
Dividend disbursing and transfer agent fees and expenses	1,958
Legal fees	1,394
Trustees’ fees and expenses	1,351
Distribution expenses – Service Class	1,007
Registration fees	4
Other	3,723

261,941
Less expenses waived	(23,940)

Less expenses paid indirectly	(1)

Total operating expenses	238,000

Net Investment Income	284,936

Net Realized and Unrealized Loss:
Net realized loss on:
Investments	(88,802)
Foreign currencies	(8,366)
Foreign currency exchange contracts	(5,118)

Net realized loss	(102,286)

Net change in unrealized appreciation (depreciation) of:
Investments	(4,514,470)
Foreign currencies	3,486
Foreign currency exchange contracts	357

Net change in unrealized appreciation (depreciation)	(4,510,627)

Net Realized and Unrealized Loss	(4,612,913)

Net Decrease in Net Assets Resulting from Operations	$(4,327,977)

Delaware VIP Trust —

Delaware VIP International Value Equity Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$284,936	$866,498
Net realized gain (loss)	(102,286)	2,770,230
Net change in unrealized appreciation (depreciation)	(4,510,627)	4,854,662

Net increase (decrease) in net assets resulting from operations	(4,327,977)	8,491,390

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,822,596)	(1,885,628)
Service Class	(42,149)	(27,349)

	(2,864,745)	(1,912,977)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,617,064	3,001,321
Service Class	185,386	272,794
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	2,822,595	1,885,628
Service Class	42,149	27,348

	4,667,194	5,187,091

Cost of shares redeemed:
Standard Class	(2,864,999)	(4,312,975)
Service Class	(42,382)	(201,163)

	(2,907,381)	(4,514,138)

Increase in net assets derived from capital share transactions	1,759,813	672,953

Net Increase (Decrease) in Net Assets	(5,432,909)	7,251,366

Net Assets:
Beginning of period	51,200,581	43,949,215

End of period	$45,767,672	$51,200,581

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class

	Six months ended 6/30/20[1]		Year ended
	(Unaudited)		12/31/19	12/31/18		12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$12.31		$10.73	$13.39		$11.11	$10.84	$10.99

Income (loss) from investment operations:
Net investment income[2]	0.07		0.21	0.27		0.25	0.19	0.19
Net realized and unrealized gain (loss)	(1.17)		1.83	(2.57)		2.22	0.26	(0.11)

Total from investment operations	(1.10)		2.04	(2.30)		2.47	0.45	0.08

Less dividends and distributions from:
Net investment income	(0.20)		(0.26)	(0.36)		(0.19)	(0.18)	(0.23)
Net realized gain	(0.50)		(0.20)	—		—	—	—

Total dividends and distributions	(0.70)		(0.46)	(0.36)		(0.19)	(0.18)	(0.23)

Net asset value, end of period	$10.51		$12.31	$10.73		$13.39	$11.11	$10.84

Total return[3]	(8.49%	)[4]	19.31% [4]	(17.64%	)[4]	22.51%	4.19%	0.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$44,985		$50,496	$43,416		$51,613	$65,633	$62,285
Ratio of expenses to average net assets[5]	1.04%		1.04%	1.06%		1.06%	1.02%	1.04%
Ratio of expenses to average net assets prior to fees waived[5]	1.14%		1.15%	1.10%		1.06%	1.02%	1.04%
Ratio of net investment income to average net assets	1.25%		1.77%	2.21%		2.00%	1.78%	1.66%
Ratio of net investment income to average net assets prior to fees waived	1.15%		1.66%	2.17%		2.00%	1.78%	1.66%
Portfolio turnover	7%		137%[6]	13%		15%	19%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® International Value Equity Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class

	Six months ended 6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$12.26	$10.70	$13.36	$11.09	$10.82	$10.97

Income (loss) from investment operations:
Net investment income[2]	0.05	0.17	0.24	0.22	0.16	0.16
Net realized and unrealized gain (loss)	(1.16)	1.83	(2.57)	2.21	0.26	(0.11)

Total from investment operations	(1.11)	2.00	(2.33)	2.43	0.42	0.05

Less dividends and distributions from:
Net investment income	(0.17)	(0.24)	(0.33)	(0.16)	(0.15)	(0.20)
Net realized gain	(0.50)	(0.20)	—	—	—	—

Total dividends and distributions	(0.67)	(0.44)	(0.33)	(0.16)	(0.15)	(0.20)

Net asset value, end of period	$10.48	$12.26	$10.70	$13.36	$11.09	$10.82

Total return[3]	(8.63% )	18.95%	(17.90% )	22.18%	3.92%	0.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$783	$705	$533	$361	$330	$147
Ratio of expenses to average net assets[4]	1.34%	1.34%	1.35%	1.31%	1.27%	1.29%
Ratio of expenses to average net assets prior to fees waived[4]	1.44%	1.45%	1.40%	1.36%	1.32%	1.34%
Ratio of net investment income to average net assets	0.95%	1.47%	1.92%	1.75%	1.53%	1.41%
Ratio of net investment income to average net assets prior to fees waived	0.85%	1.36%	1.87%	1.70%	1.48%	1.36%
Portfolio turnover	7%	137%[5]	13%	15%	19%	11%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-9

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2020, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency

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Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2020.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 1.04% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* This waiver and reimbursement may only be terminated by agreement of DMC and the Series. The waiver and reimbursement are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $2,772 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and

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Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $1,710 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $724 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Fund and the number of shares that are owned of the Underlying Fund at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2019 through April 30, 2021.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,437,574
Sales	4,339,086

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments in the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Depreciation of Investments
$48,227,200	$3,941,166	$(6,511,668)	$(2,570,502)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

International Value Equity Series-12

Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Denmark	—	3,446,967	3,446,967
France	—	10,147,017	10,147,017
Germany	—	4,364,307	4,364,307
Ireland	—	709,338	709,338
Japan	—	9,809,531	9,809,531
Netherlands	—	3,254,136	3,254,136
Sweden	—	2,026,619	2,026,619
Switzerland	—	7,278,071	7,278,071
United Kingdom	—	3,515,632	3,515,632
Exchange-Traded Funds	1,038,509	—	1,038,509
Securities Lending Collateral	—	49	49
Short-Term Investments	66,571	—	66,571

Total Value of Securities	$1,105,080	$44,551,667	$45,656,747

As a result of utilizing international fair value pricing at June 30, 2020, a portion of the common stock in the portfolio was categorized as Level 2.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the year in relation to net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	143,538	259,029
Service Class	16,851	22,673
Shares issued upon reinvestment of dividends and distributions:
Standard Class	286,558	161,718
Service Class	4,288	2,350

	451,235	445,770

Shares redeemed:
Standard Class	(252,192)	(365,370)
Service Class	(3,914)	(17,369)

	(256,106)	(382,739)

Net increase	195,129	63,031

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Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also enter these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts and foreign cross currency contracts were outstanding at June 30, 2020.

During the six months ended June 30, 2020, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

During the six months ended June 30, 2020, the Series experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2020.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (Average cost)	$13,863	$21,915

7. Offsetting

Securities Lending

Securities lending transactions are entered into by the Series under master securities lending agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MLSA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral (see also Note 8).

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Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

7. Offsetting (continued)

As of June 30, 2020, the following table is a summary of the Series securities lending agreement by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received - Invested in Securities(a)	Fair Value of Non-Cash Collateral Received	Net Collateral Received	Net Exposure(b)
BNY Mellon	$960,551	$—	$960,551	$960,551	$—

(a)The value of the related collateral received exceeded the value of the securities loaned at value, as applicable, as of June 30, 2020.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedule of Investments.” Securities purchased with cash collateral are valued at the market value. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

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Delaware VIP® International Value Equity Series

Notes to financial statements (continued)

8. Securities Lending (continued)

The following table reflects a breakdown of transactions in securities lending collateral accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020:

Remaining Contractual Maturity of the Agreements as of June 30, 2020

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 and 90 days	Over 90 days	Total
Repurchase Agreements	$49	$—	$—	$—	$49

At June 30, 2020, the value of securities on loan was $960,551 for which the Series received cash collateral of $49 and non-cash collateral of $1,008,008. At June 30, 2020, the value of invested collateral was $49. Investments purchased with cash collateral are presented on the “Schedule of investments” under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

10. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

International Value Equity Series-16

Delaware VIP® Trust — Delaware VIP International Value Equity Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPIVE 22631 (8/20) (1268922)	International Value Equity Series-17

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Delaware VIP® Trust

Delaware VIP Limited-Term Diversified Income Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*

Actual Series return†
Standard Class	$1,000.00	$1,028.80	0.54%	$2.72
Service Class	1,000.00	1,027.40	0.84%	4.23

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.18	0.54%	$2.71
Service Class	1,000.00	1,020.69	0.84%	4.22

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Security type / sector allocation

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets
Agency Collateralized Mortgage Obligations	0.23%
Agency Commercial Mortgage-Backed Securities	0.28%
Agency Mortgage-Backed Securities	8.91%
Corporate Bonds	38.37%
Banking	13.46%
Basic Industry	2.11%
Capital Goods	2.17%
Communications	2.95%
Consumer Cyclical	0.99%
Consumer Non-Cyclical	5.06%
Electric	4.30%
Energy	2.87%
Finance Companies	1.57%
Insurance	0.47%
Natural Gas	0.13%
Technology	1.79%
Transportation	0.50%
Non-Agency Asset-Backed Securities	16.38%
Non-Agency Collateralized Mortgage Obligations	0.34%
Non-Agency Commercial Mortgage-Backed Security	0.03%
Supranational Bank	0.80%
US Treasury Obligations	31.84%
Preferred Stock	0.19%
Short-Term Investments	1.86%
Total Value of Securities	99.23%
Receivables and Other Assets Net of Liabilities	0.77%
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Schedule of investments

June 30, 2020 (Unaudited)

	Principal	Value
	amount°	(US $)

Agency Collateralized Mortgage Obligations – 0.23%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.978% 6/19/41 ●	9,243	$10,926
FDIC Guaranteed Notes Trust Series 2010-S2 1A 144A 0.673% (LIBOR01M + 0.50%, Cap 10.00%, Floor 0.45%) 11/29/37 #●	23,642	23,642
Freddie Mac REMICs
Series 3067 FA 0.535% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 ●	516,797	515,930
Series 3800 AF 0.685% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 ●	1,072,894	1,077,940
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 3.035% (LIBOR01M + 2.85%) 4/25/28 ●	62,652	62,744
Series 2016-DNA4 M2 1.485% (LIBOR01M + 1.30%, Floor 1.30%) 3/25/29 ●	32,981	32,945
Series 2017-DNA3 M2 2.685% (LIBOR01M + 2.50%) 3/25/30 ●	450,000	452,215
Series 2017-HQA2 M2AS 1.235% (LIBOR01M + 1.05%) 12/25/29 ●	888,024	887,417
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	610	748
Series T-58 2A 6.50% 9/25/43 ◆	11,855	13,803

Total Agency Collateralized Mortgage Obligations (cost $3,065,035)		3,078,310

Agency Commercial Mortgage-Backed Securities – 0.28%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.129% 8/25/44 #●	125,000	128,888
Series 2012-K22 B 144A 3.81% 8/25/45 #●	1,115,000	1,142,229
Series 2014-K717 B 144A 3.754% 11/25/47 #●	635,000	648,434
Series 2014-K717 C 144A 3.754% 11/25/47 #●	215,000	216,367
Series 2016-K722 B 144A 3.975% 7/25/49 #●	535,000	559,974

	Principal	Value
	amount°	(US $)

Agency Commercial Mortgage-Backed Securities (continued)
NCUA Guaranteed Notes Trust Series 2011-C1 2A 0.704% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 ●	1,041,799	$1,035,832

Total Agency Commercial Mortgage-Backed Securities (cost $3,715,568)		3,731,724

Agency Mortgage-Backed Securities – 8.91%
Fannie Mae ARM 3.858%(LIBOR12M + 1.608%, Cap 9.751%, Floor 1.608%) 9/1/38 ●	114,489	115,093
Fannie Mae S.F. 30 yr
4.50% 7/1/40	413,005	456,420
4.50% 8/1/41	1,032,837	1,173,261
4.50% 2/1/46	9,326,137	10,371,800
4.50% 5/1/46	1,273,768	1,415,038
4.50% 11/1/47	10,031,999	11,235,861
4.50% 4/1/48	4,804,893	5,348,421
5.00% 6/1/44	954,699	1,098,136
5.00% 8/1/48	22,815,782	25,516,068
5.00% 12/1/48	9,990,695	11,147,387
5.50% 5/1/44	34,430,287	39,525,921
6.00% 1/1/42	1,732,543	2,020,720
Freddie Mac ARM
4.555% (LIBOR12M + 1.93%, Cap 10.015%, Floor 1.93%) 8/1/38 ●	1,550	1,556
4.65% (LIBOR12M + 1.775%, Cap 11.228%, Floor 1.775%) 10/1/37 ●	33,030	33,384
Freddie Mac S.F. 30 yr
4.50% 3/1/42	621,977	687,087
4.50% 7/1/45	1,341,594	1,492,311
5.50% 6/1/41	1,797,021	2,064,558
5.50% 9/1/41	3,081,743	3,542,426
GNMA II S.F. 30 yr
5.50% 5/20/37	134,377	153,524
6.50% 6/20/39	457,292	526,257

Total Agency Mortgage-Backed Securities (cost $112,873,188)		117,925,229

Corporate Bonds – 38.37%
Banking – 13.46%
Ally Financial 5.75% 11/20/25	3,745,000	4,005,420
Banco Santander 3.50% 4/11/22	4,800,000	4,993,613
Bank of America
3.458% 3/15/25 µ	3,825,000	4,150,933
5.625% 7/1/20	7,475,000	7,475,000
Bank of Montreal 1.85% 5/1/25	1,785,000	1,849,288
Bank of New York Mellon 1.60% 4/24/25	6,845,000	7,100,635

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Barclays Bank 1.70% 5/12/22	5,170,000	$5,262,427
BBVA USA 2.875% 6/29/22	7,470,000	7,648,116
Citigroup 4.044% 6/1/24 µ	8,670,000	9,417,460
Citizens Bank 1.144% (LIBOR03M + 0.72%) 2/14/22 ●	7,515,000	7,517,443
Citizens Financial Group 2.85% 7/27/26 .	4,550,000	4,930,699
Commonwealth Bank of Australia 2.40% 11/2/20	8,600,000	8,658,968
Credit Agricole 144A 1.907% 6/16/26 #µ.	1,895,000	1,923,321
Credit Suisse Group
144A 2.593% 9/11/25 #µ	4,680,000	4,842,837
144A 4.207% 6/12/24 #µ	2,935,000	3,157,358
144A 7.25%#µy	2,425,000	2,493,373
Credit Suisse Group Funding Guernsey 3.80% 6/9/23	1,640,000	1,767,434
Goldman Sachs Group 3.50% 4/1/25	950,000	1,042,811
JPMorgan Chase & Co.
4.023% 12/5/24 µ	13,570,000	14,959,936
4.60%µy	620,000	553,567
5.00%µy	1,050,000	1,010,811
Lloyds Banking Group 2.907% 11/7/23 µ	5,980,000	6,228,800
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 ●	6,010,000	6,056,092
2.188% 4/28/26 µ	2,150,000	2,238,584
2.75% 5/19/22	3,335,000	3,468,301
3.622% 4/1/31 µ	1,605,000	1,836,937
PNC Bank 2.70% 11/1/22	505,000	528,555
Regions Financial
2.75% 8/14/22	1,090,000	1,135,719
3.80% 8/14/23	1,975,000	2,149,008
Royal Bank of Scotland Group 8.625%µy	2,095,000	2,182,927
Santander UK
2.125% 11/3/20	3,250,000	3,268,143
144A 5.00% 11/7/23 #	1,314,000	1,435,795
Truist Bank
2.15% 12/6/24	4,955,000	5,212,782
2.636% 9/17/29 µ	9,026,000	9,061,141
UBS 144A 1.75% 4/21/22 #	925,000	942,704
UBS Group
144A 2.65% 2/1/22 #	1,795,000	1,849,299
144A 3.00% 4/15/21 #	5,915,000	6,032,307
6.875%µy	390,000	395,727
US Bancorp 3.375% 2/5/24	2,330,000	2,548,385
US Bank
2.05% 10/23/20	14,455,000	14,512,729
3.40% 7/24/23	1,340,000	1,449,994

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	1,030,000	$852,577

		178,147,956

Basic Industry – 2.11%
Air Products and Chemicals
1.50% 10/15/25	390,000	403,597
1.85% 5/15/27	500,000	524,301
DuPont de Nemours 2.169% 5/1/23	4,900,000	4,993,929
Georgia-Pacific
144A 1.75% 9/30/25 #	1,505,000	1,553,754
144A 2.10% 4/30/27 #	1,195,000	1,241,928
144A 5.40% 11/1/20 #	2,365,000	2,402,748
LYB International Finance III 2.875% 5/1/25	1,175,000	1,252,665
Nutrien 1.90% 5/13/23	3,505,000	3,619,523
PolyOne 144A 5.75% 5/15/25 #	3,276,000	3,376,327
Steel Dynamics 2.80% 12/15/24	6,000,000	6,251,990
Syngenta Finance
144A 3.933% 4/23/21 #	1,445,000	1,459,297
144A 4.441% 4/24/23 #	845,000	887,556

		27,967,615

Capital Goods – 2.17%
General Dynamics 3.00% 5/11/21	6,425,000	6,573,897
General Electric 3.45% 5/1/27	1,275,000	1,309,020
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	4,073,000	4,009,308
Otis Worldwide 144A 2.056% 4/5/25 #	2,570,000	2,696,315
Roper Technologies 2.35% 9/15/24	6,670,000	7,034,043
Standard Industries 144A 6.00% 10/15/25 #	3,200,000	3,303,632
Waste Management 2.95% 6/15/24	2,240,000	2,294,417
WESCO Distribution 144A 7.125% 6/15/25 #	1,424,000	1,505,453

		28,726,085

Communications – 2.95%
American Tower Trust #1 144A 3.07% 3/15/23 #	1,575,000	1,614,783
AT&T 1.498% (LIBOR03M + 1.18%) 6/12/24 ●	7,300,000	7,317,253
Charter Communications Operating 4.908% 7/23/25	4,810,000	5,519,371
Crown Castle International 5.25% 1/15/23	3,755,000	4,179,918
Fox 4.03% 1/25/24	4,025,000	4,464,445
Sprint Spectrum 144A 4.738% 3/20/25 #	1,745,000	1,895,323
Time Warner Entertainment 8.375% 3/15/23	8,635,000	10,126,096

Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
144A 1.50% 2/15/26 #	1,275,000	$1,278,098
144A 3.50% 4/15/25 #	1,515,000	1,654,221
Verizon Communications 3.15% 3/22/30	815,000	923,127

		38,972,635

Consumer Cyclical – 0.99%
General Motors Financial
3.45% 4/10/22	2,145,000	2,187,745
4.15% 6/19/23	1,290,000	1,348,899
5.10% 1/17/24	4,880,000	5,219,525
Mastercard 3.30% 3/26/27	870,000	986,660
Prime Security Services Borrower 144A 5.25% 4/15/24 #	1,445,000	1,481,277
VF 2.40% 4/23/25	1,715,000	1,807,455

		13,031,561

Consumer Non-Cyclical – 5.06%
AbbVie 144A 2.60% 11/21/24 #	7,125,000	7,591,918
Amgen 2.20% 2/21/27	3,620,000	3,822,947
Anheuser-Busch InBev Finance 3.30% 2/1/23	4,485,000	4,745,110
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	6,240,000	7,011,731
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	5,320,000	5,761,647
Cigna
2.109% (LIBOR03M + 0.89%) 7/15/23 ●	6,130,000	6,163,711
3.75% 7/15/23	1,084,000	1,177,527
Coca-Cola 1.45% 6/1/27	3,935,000	4,045,223
CVS Health 3.70% 3/9/23	9,115,000	9,797,684
Diageo Capital 1.375% 9/29/25	2,275,000	2,316,223
Molson Coors Beverage 2.10% 7/15/21 .	3,845,000	3,892,936
Mondelez International
1.50% 5/4/25	3,950,000	4,030,223
2.125% 4/13/23	1,680,000	1,741,174
Upjohn
144A 1.65% 6/22/25 #	500,000	510,325
144A 2.30% 6/22/27 #	415,000	429,108
US Foods 144A 6.25% 4/15/25 #	3,819,000	3,902,541

		66,940,028

Electric – 4.30%
AEP Texas 2.40% 10/1/22	5,720,000	5,943,311
Avangrid 3.20% 4/15/25	2,630,000	2,877,171
CenterPoint Energy 3.85% 2/1/24	5,050,000	5,527,706
Cleveland Electric Illuminating 5.50% 8/15/24	4,805,000	5,671,784
Duke Energy
1.80% 9/1/21	7,330,000	7,427,405
4.875%µy	3,805,000	3,805,823

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Entergy 4.00% 7/15/22	4,727,000	$5,019,130
Entergy Louisiana 4.05% 9/1/23	480,000	525,546
NextEra Energy Capital Holdings 3.15% 4/1/24	6,070,000	6,591,791
NRG Energy 144A 3.75% 6/15/24 #	3,960,000	4,188,177
NV Energy 6.25% 11/15/20	2,350,000	2,400,843
Pacific Gas and Electric 2.10% 8/1/27	780,000	772,255
Vistra Operations 144A 3.55% 7/15/24 # .	5,945,000	6,139,580

		56,890,522

Energy – 2.87%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	4,455,000	5,073,718
Continental Resources 3.80% 6/1/24	1,640,000	1,551,571
Energy Transfer Operating 5.25% 4/15/29	3,645,000	3,980,448
Marathon Oil 2.80% 11/1/22	3,980,000	3,985,777
MPLX 4.875% 12/1/24	6,200,000	6,890,049
ONEOK 7.50% 9/1/23	4,745,000	5,433,606
Sabine Pass Liquefaction 5.75% 5/15/24	4,250,000	4,788,509
Schlumberger Holdings 144A 3.75% 5/1/24 #	5,865,000	6,321,320

		38,024,998

Finance Companies – 1.57%
Aviation Capital Group 144A 2.875% 1/20/22 #	5,430,000	5,190,773
Avolon Holdings Funding 144A 3.95% 7/1/24 #	1,690,000	1,479,891
GE Capital Funding 144A 3.45% 5/15/25 #	2,530,000	2,652,419
International Lease Finance 8.625% 1/15/22	6,480,000	6,964,618
National Securities Clearing 144A 1.20% 4/23/23 #	2,700,000	2,742,786
USAA Capital 144A 1.50% 5/1/23 #	1,720,000	1,765,421

		20,795,908

Insurance – 0.47%
Equitable Holdings 3.90% 4/20/23	5,760,000	6,167,882

		6,167,882

Natural Gas – 0.13%
NiSource 5.65%µy	1,850,000	1,767,656

		1,767,656

Technology – 1.79%
Broadcom
144A 3.15% 11/15/25 #	1,365,000	1,450,996
144A 4.70% 4/15/25 #	865,000	974,924
Global Payments 2.65% 2/15/25	2,055,000	2,183,848
International Business Machines 3.00% 5/15/24	3,825,000	4,144,385

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income

Series Schedule of investments (continued)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Microchip Technology
3.922% 6/1/21	1,240,000	$1,264,449
4.333% 6/1/23	2,250,000	2,429,163
NXP
144A 2.70% 5/1/25 #	295,000	310,367
144A 4.875% 3/1/24 #	6,825,000	7,626,196
PayPal Holdings 1.35% 6/1/23	3,230,000	3,299,542

		23,683,870

Transportation – 0.50%
Delta Air Lines 144A 7.00% 5/1/25 #	6,438,000	6,652,507

		6,652,507

Total Corporate Bonds (cost $490,282,531)		507,769,223

Non-Agency Asset-Backed Securities – 16.38%
American Express Credit Account Master Trust
Series 2017-2 A 0.635% (LIBOR01M + 0.45%) 9/16/24 ●	10,260,000	10,299,753
Series 2017-5 A 0.565% (LIBOR01M + 0.38%) 2/18/25 ●	2,425,000	2,434,930
Series 2018-5 A 0.525% (LIBOR01M + 0.34%) 12/15/25 ●	13,040,000	13,028,690
Series 2019-2 A 2.67% 11/15/24	8,000,000	8,329,326
ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	4,704,626	4,760,511
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 0.505% (LIBOR01M + 0.32%) 5/15/23 #●	2,200,000	2,188,486
Chase Issuance Trust
Series 2016-A3 A3 0.735% (LIBOR01M + 0.55%) 6/15/23 ●	12,935,000	12,981,690
Series 2017-A2 A 0.585% (LIBOR01M + 0.40%) 3/15/24 ●	4,555,000	4,569,265
Chesapeake Funding II
Series 2017-2A A2 144A 0.635% (LIBOR01M + 0.45%, Floor 0.45%) 5/15/29 #●	623,313	622,164
Series 2017-4A A2 144A 0.495% (LIBOR01M + 0.31%) 11/15/29 #●	1,611,658	1,609,650
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 0.665% (LIBOR01M + 0.49%) 12/7/23 ●	15,395,000	15,471,441
Series 2017-A7 A7 0.545% (LIBOR01M + 0.37%) 8/8/24 ●	19,325,000	19,388,717
Series 2018-A1 A1 2.49% 1/20/23	1,485,000	1,502,730
Series 2018-A2 A2 0.52% (LIBOR01M + 0.33%) 1/20/25 ●	3,300,000	3,305,278

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust Series 2018-A4 A4 0.515% (LIBOR01M + 0.34%) 6/7/25 ●	1,990,000	$1,996,167
CNH Equipment Trust Series 2019-A A2 2.96% 5/16/22	2,032,435	2,043,629
Discover Card Execution Note Trust
Series 2017-A7 A7 0.545% (LIBOR01M + 0.36%) 4/15/25 ●	10,490,000	10,506,727
Series 2018-A2 A2 0.515% (LIBOR01M + 0.33%) 8/15/25 ●	9,375,000	9,404,797
Series 2018-A3 A3 0.415% (LIBOR01M + 0.23%) 12/15/23 ●	6,920,000	6,927,550
Ford Credit Auto Lease Trust Series 2019-B A2A 2.28% 2/15/22	4,416,113	4,441,914
Ford Credit Auto Owner Trust Series 2017-C A3 2.01% 3/15/22	915,777	920,210
Ford Credit Floorplan Master Owner Trust A
Series 2017-2 A2 0.535% (LIBOR01M + 0.35%) 9/15/22 ●	17,200,000	17,198,543
Series 2018-1 A2 0.465% (LIBOR01M + 0.28%) 5/15/23 ●	1,725,000	1,717,190
GreatAmerica Leasing Receivables Funding Series 2019-1 A2 144A 2.97% 6/15/21 #	2,008,605	2,018,201
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	3,150,000	3,168,993
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	323,025	294,056
Hyundai Auto Lease Securitization Trust Series 2018-A A3 144A 2.81% 4/15/21 #	349,044	349,689
Hyundai Auto Receivables Trust Series 2019-B A2 1.93% 7/15/22	2,741,738	2,761,153
Invitation Homes Trust Series 2018-SFR1 A 144A 0.894% (LIBOR01M + 0.70%) 3/17/37 #●	3,091,276	3,035,125
John Deere Owner Trust Series 2019-B A2 2.28% 5/16/22	2,392,528	2,407,167
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	847,172	851,263
Mercedes-Benz Master Owner Trust Series 2018-BA A 144A 0.525% (LIBOR01M + 0.34%) 5/15/23 #●	2,400,000	2,362,353
MMAF Equipment Finance Series 2015-AA A5 144A 2.49% 2/19/36 #	1,004,227	1,019,326

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 0.815% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	600,000	$597,804
Nissan Master Owner Trust Receivables
Series 2019-A A 0.745% (LIBOR01M + 0.56%) 2/15/24 ●	5,000,000	4,970,503
Series 2017-C A 0.505% (LIBOR01M + 0.32%) 10/17/22 ●	3,720,000	3,718,223
PFS Financing Series 2018-E A 144A 0.635% (LIBOR01M + 0.45%) 10/17/22 #●	3,090,000	3,070,637
Popular ABS Mortgage Pass Through Trust Series 2006-C A4 0.435% (LIBOR01M + 0.25%, Cap 14.00%, Floor 0.25%) 7/25/36 ◆ ●	288,292	286,956
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	2,901,930	2,943,757
Series 2019-A A2 144A 2.13% 4/20/22 #	4,150,000	4,196,507
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	249,914	251,589
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	342,589	348,400
Toyota Auto Receivables Owner Trust Series 2018-C A2B 0.305% (LIBOR01M + 0.12%) 8/16/21 ●	302,845	302,874
Trafigura Securitisation Finance Series 2018-1A A1 144A 0.915% (LIBOR01M + 0.73%) 3/15/22 #●	250,000	249,149
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	1,686,876	1,692,477
Series 2017-3A A1B 144A 0.46% (LIBOR01M + 0.27%) 4/20/22 #●	2,762,260	2,763,599
Series 2019-B A1B 0.64% (LIBOR01M + 0.45%) 12/20/23 ●	1,500,000	1,503,709
Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 0.37% (LIBOR01M + 0.18%) 7/20/21 ●	3,348	3,348
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 0.685% (LIBOR01M + 0.50%) 11/15/22 #●	15,000,000	14,990,940

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Wheels SPV 2 Series 2018-1A A2 144A 3.06% 4/20/27 #	992,639	$1,000,414

Total Non-Agency Asset-Backed Securities (cost $216,653,748)		216,807,570

Non-Agency Collateralized Mortgage Obligations – 0.34%
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #●	237,132	239,504
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	611,255	618,906
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	214,075	220,423
Series 2017-4 A1 144A 3.50% 7/25/47 #●	282,733	291,649
Silverstone Master Issuer Series 2018-1A 1A 144A 1.499% (LIBOR03M + 0.39%) 1/21/70 #●	3,080,000	3,066,578

Total Non-Agency Collateralized Mortgage Obligations (cost $4,414,599)		4,437,060

Non-Agency Commercial Mortgage-Backed Security – 0.03%
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	661,269	382,579

Total Non-Agency Commercial Mortgage-Backed Security (cost $701,236)		382,579

Supranational Bank – 0.80%
Inter-American Development Bank 0.18% (LIBOR01M + 0.00%) 10/9/20 ●	10,530,000	10,527,358

Total Supranational Bank (cost $10,517,860)		10,527,358

US Treasury Obligations – 31.84%
US Treasury Floating Rate Notes
0.264% (USBMMY3M + 0.114%) 4/30/22 ●	26,060,000	26,079,993
0.304% (USBMMY3M + 0.154%) 1/31/22 ●	130,570,000	130,761,651
US Treasury Notes 0.375% 4/30/25	164,575,000	165,343,236

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
0.625% 5/15/30	75,775,000	$75,555,965
1.625% 12/31/21	23,090,000	23,595,996

Total US Treasury Obligations (cost $420,122,289)		421,336,841

	Number of shares
Preferred Stock – 0.19%
Morgan Stanley 5.55% µ	2,500,000	2,298,005
USB Realty 144A 2.366% (LIBOR03M + 1.147%)#•	200,000	159,849

Total Preferred Stock (cost $2,655,000)		2,457,854

Short-Term Investments – 1.86%
Money Market Mutual Funds – 1.84%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	4,867,244	4,867,244
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	4,867,244	4,867,244

	Number of shares	Value (US $)

Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	4,867,244	$4,867,244
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	4,867,244	4,867,244
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	4,867,244	4,867,244

		24,336,220

	Principal amount°
US Treasury Obligation – 0.02% ≠
US Treasury Bill 2.25% 3/31/21	320,000	325,050

		325,050

Total Short-Term Investments (cost $24,655,695)		24,661,270

Total Value of Securities – 99.23% (cost $1,289,656,749)	$1,313,115,018

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $176,409,187, which represents 13.33% of the Series’ net assets. See Note 7 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counter party pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.

y	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ARM - Adjustable Rate Mortgage

BA - Bank of America

FDIC - Federal Deposit Insurance Corporation

FREMF - Freddie Mac Multifamily

GNMA - Government National Mortgage Association

GS - Goldman Sachs

ICE - Intercontinental Exchange

LB - Lehman Brothers

LIBOR - London interbank offered rate

LIBOR01M - ICE LIBOR USD 1 Month

LIBOR03M - ICE LIBOR USD 3 Month

LIBOR06M - ICE LIBOR USD 6 Month

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series

Schedule of investments (continued)

Summary of abbreviations (continued):

LIBOR12M – ICE LIBOR USD 12 Month

NCUA – National Credit Union Administration

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-9

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$1,313,115,018
Cash	6,594,451
Receivable for series shares sold	5,832,042
Dividends and interest receivable	5,037,056
Receivable for securities sold	840,674

Total assets	1,331,419,241

Liabilities:
Payable for securities purchased	6,625,248
Investment management fees payable to affiliates	494,183
Distribution payable	366,922
Other accrued expenses	311,593
Distribution fees payable to affiliates	284,086
Trustees’ fees and expenses payable to affiliates	9,831
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,010
Accounting and administration expenses payable to affiliates	4,017
Legal fees payable to affiliates	2,707
Reports and statements to shareholders expenses payable to affiliates	2,201
Payable for series shares redeemed	914

Total liabilities	8,109,712

Total Net Assets	$1,323,309,529

Net Assets Consist of:
Paid-in capital	$1,319,679,981
Total distributable earnings (loss)	3,629,548

Total Net Assets	$1,323,309,529

Net Asset Value
Standard Class:
Net assets	$151,225,275
Shares of beneficial interest outstanding, unlimited authorization, no par	15,125,150
Net asset value per share	$10.00

Service Class:
Net assets	$1,172,084,254
Shares of beneficial interest outstanding, unlimited authorization, no par	118,009,486
Net asset value per share	$9.93

[1] Investments, at cost	$1,289,656,749

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-10

Delaware VIP® Trust —

Delaware VIP Limited-Term Diversified Income Series Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$13,288,366
Dividends	84,758

13,373,124

Expenses:
Management fees	3,171,419
Distribution expenses – Service Class	1,775,039
Accounting and administration expenses	130,621
Reports and statements to shareholders expenses	88,213
Dividend disbursing and transfer agent fees and expenses	55,296
Trustees’ fees and expenses	38,811
Legal fees	36,546
Audit and tax fees	26,387
Custodian fees	19,340
Registration fees	4
Other	29,099

5,370,775
Less expenses waived	(35,432)
Less expenses paid indirectly	(1,753)

Total operating expenses	5,333,590

Net Investment Income	8,039,534

Net Realized and Unrealized Gain:
Net realized gain on investments	17,863,657
Net change in unrealized appreciation (depreciation)	9,169,183

Net Realized and Unrealized Gain	27,032,840

Net Increase in Net Assets Resulting from Operations	$35,072,374

Delaware VIP Trust —

Delaware VIP Limited-Term Diversified Income Series Statements of changes in net assets

	Six months
	ended
	6/30/20	Year ended
	(Unaudited)	12/31/19
Increase in Net Assets from Operations:
Net investment income	$8,039,534	$27,537,963
Net realized gain	17,863,657	12,583,938
Net change in unrealized appreciation (depreciation)	9,169,183	26,463,546

Net increase in net assets resulting from operations	35,072,374	66,585,447

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(1,463,793)	(4,305,301)
Service Class	(10,419,603)	(29,445,479)

	(11,883,396)	(33,750,780)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	35,463,890	28,692,698
Service Class	47,549,143	54,182,824

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	1,490,501	4,255,557
Service Class	10,716,828	29,530,672

	95,220,362	116,661,751

Cost of shares redeemed:
Standard Class	(20,255,631)	(165,315,838)
Service Class	(123,110,590)	(116,259,977)

	(143,366,221)	(281,575,815)

Decrease in net assets derived from capital share transactions	(48,145,859)	(164,914,064)

Net Decrease in Net Assets	(24,956,881)	(132,079,397)

Net Assets:
Beginning of period	1,348,266,410	1,480,345,807

End of period	$1,323,309,529	$1,348,266,410

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-11

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six months
	ended
	6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$9.82	$9.59	$9.83	$9.82	$9.78	$9.87

Income (loss) from investment operations:
Net investment income[2]	0.07	0.22	0.21	0.15	0.11	0.13
Net realized and unrealized gain (loss)	0.21	0.27	(0.19)	0.06	0.09	(0.05)

Total from investment operations	0.28	0.49	0.02	0.21	0.20	0.08

Less dividends and distributions from:
Net investment income	(0.10)	(0.26)	(0.26)	(0.20)	(0.16)	(0.17)

Total dividends and distributions	(0.10)	(0.26)	(0.26)	(0.20)	(0.16)	(0.17)

Net asset value, end of period	$10.00	$9.82	$9.59	$9.83	$9.82	$9.78

Total return[3]	2.88%[4]	5.21%	0.24%	2.17%	2.09%	0.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$151,225	$131,920	$260,009	$98,895	$81,412	$62,646
Ratio of expenses to average net assets[5]	0.54%	0.54%	0.54%	0.55%	0.55%	0.56%
Ratio of expenses to average net assets prior to fees waived[5]	0.54%	0.54%	0.54%	0.55%	0.55%	0.56%
Ratio of net investment income to average net assets	1.48%	2.27%	2.14%	1.49%	1.15%	1.36%
Ratio of net investment income to average net assets prior to fees waived	1.48%	2.27%	2.14%	1.49%	0.92%	1.36%
Portfolio turnover	97%	97%	125%	135%	143%	128%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-12

Delaware VIP® Limited-Term Diversified Income Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six months
	ended
	6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$9.75	$9.53	$9.76	$9.75	$9.72	$9.80

Income (loss) from investment operations:
Net investment income[2]	0.06	0.19	0.18	0.12	0.09	0.11
Net realized and unrealized gain (loss)	0.21	0.26	(0.18)	0.07	0.08	(0.05)

Total from investment operations	0.27	0.45	—	0.19	0.17	0.06

Less dividends and distributions from:
Net investment income	(0.09)	(0.23)	(0.23)	(0.18)	(0.14)	(0.14)

Total dividends and distributions	(0.09)	(0.23)	(0.23)	(0.18)	(0.14)	(0.14)

Net asset value, end of period	$9.93	$9.75	$9.53	$9.76	$9.75	$9.72

Total return[3]	2.74%[4]	4.81%	0.04%[4]	1.92%[4]	1.73%[4]	0.62%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,172,085	$1,216,346	$1,220,337	$1,319,169	$1,325,979	$1,370,899
Ratio of expenses to average net assets[5]	0.84%	0.84%	0.82%	0.80%	0.80%	0.81%
Ratio of expenses to average net assets prior to fees waived[5]	0.84%	0.84%	0.84%	0.85%	0.85%	0.86%
Ratio of net investment income to average net assets	1.18%	1.97%	1.86%	1.24%	0.90%	1.11%
Ratio of net investment income to average net assets prior to fees waived	1.18%	1.97%	1.84%	1.19%	0.85%	1.06%
Portfolio turnover	97%	97%	125%	135%	143%	128%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of a trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades (TBA) — The Series may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Limited-Term Diversified Income Series-14

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1,752 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.53% of the Series’ average daily net assets from April 29, 2020 through June 30, 2020. From Jan. 1, 2020 to April 28, 2020, the expenses were capped at 0.55% of the Series’ average daily net assets. These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $24,799 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $49,749 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Limited-Term Diversified Income Series-15

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $21,242 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2019 through April 30, 2021.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$259,287,948
Purchases of US government securities	984,074,381
Sales other than US government securities	313,238,985
Sales of US government securities	943,080,385

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

	Aggregate Unrealized	Aggregate Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$1,295,467,164	$23,016,765	$(5,368,911)	$17,647,854

At Dec. 31, 2019, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$5,342,921	$21,913,927	$27,256,848

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

3. Investments (continued)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Total
Securities:
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$346,362,472	$346,362,472
Corporate Debt	—	507,769,223	507,769,223
Foreign Debt	—	10,527,358	10,527,358
US Treasury Obligations	—	421,336,841	421,336,841
Preferred Stock	—	2,457,854	2,457,854
Short-Term Investments[1]	24,336,220	325,050	24,661,270

Total Value of Securities	$24,336,220	$1,288,778,798	$1,313,115,018

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-price investments. The amounts attributed to Level 1 and Level 2 investments represent 98.68% and 1.32% of the total market value of these types of securities.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end ofthe period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	3,599,300	2,945,915
Service Class	4,822,959	5,594,251

Shares issued upon reinvestment of dividends and distributions:
Standard Class	151,643	437,511
Service Class	1,097,910	3,049,373

	9,671,812	12,027,050

Shares redeemed:
Standard Class	(2,063,462)	(17,056,074)
Service Class	(12,638,406)	(12,012,320)

	(14,701,868)	(29,068,394)

Net decrease	(5,030,056)	(17,041,344)

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020 or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paidbythe borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series

Notes to financial statements (continued)

7. Credit and Market Risk (continued)

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2020, Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluatingthe impact, if any, of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Limited-Term Diversified Income Series-19

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPLTD 22632 (8/20) (1268922)	Limited-Term Diversified Income Series-20

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Delaware VIP® Trust

Delaware VIP REIT Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*

Actual Series return†
Standard Class	$1,000.00	$ 805.50	0.83%	$3.73
Service Class	1,000.00	804.10	1.13%	5.07

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.74	0.83%	$4.17
Service Class	1,000.00	1,019.24	1.13%	5.67

*“Expenses	Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets

Common Stock	96.47%
Healthcare	2.11%
Information Technology	1.35%
REIT Diversified	1.49%
REIT Healthcare	7.89%
REIT Hotel	4.30%
REIT Industrial	13.83%
REIT Information Technology	14.03%
REIT Mall	1.20%
REIT Manufactured Housing	5.89%
REIT Multifamily	15.54%
REIT Office	8.83%
REIT Self-Storage	6.24%
REIT Shopping Center	3.93%
REIT Single Tenant	5.51%
REIT Specialty	4.33%
Short-Term Investments	3.59%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets

Prologis	10.41%
Equinix	7.58%
Invitation Homes	4.14%
Sun Communities	3.63%
Camden Property Trust	3.33%
AvalonBay Communities	3.26%
UDR	3.19%
Realty Income	3.03%
Alexandria Real Estate Equities	2.97%
Welltower	2.92%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of	Value
	shares	(US $)

Common Stock – 96.47%
Healthcare – 2.11%
Brookdale Senior Living †	2,564,312	$7,564,720

		7,564,720

Information Technology – 1.35%
Switch Class A	271,023	4,829,630

		4,829,630

REIT Diversified – 1.49%
Alpine Income Property Trust	20,172	327,997
Lexington Realty Trust	476,142	5,023,298

		5,351,295

REIT Healthcare – 7.89%
Healthcare Trust of America Class A	249,932	6,628,197
Healthpeak Properties	260,030	7,166,427
Sabra Health Care REIT	279,092	4,027,298
Welltower	202,022	10,454,639

		28,276,561

REIT Hotel – 4.30%
Gaming and Leisure Properties	132,526	4,585,400
Host Hotels & Resorts	127,164	1,372,100
Pebblebrook Hotel Trust	156,147	2,132,968
VICI Properties	361,995	7,308,679

		15,399,147

REIT Industrial – 13.83%
Americold Realty Trust	113,308	4,113,080
Prologis	399,348	37,271,149
Rexford Industrial Realty	196,568	8,143,812

		49,528,041

REIT Information Technology – 14.03%
American Tower	38,141	9,860,974
Equinix	38,634	27,132,658
QTS Realty Trust Class A	91,358	5,855,134
SBA Communications	24,848	7,402,716

		50,251,482

REIT Mall – 1.20%
Simon Property Group	62,661	4,284,759

		4,284,759

REIT Manufactured Housing – 5.89%
Equity LifeStyle Properties	129,641	8,099,970
Sun Communities	95,746	12,990,817

		21,090,787

REIT Multifamily – 15.54%
American Homes 4 Rent Class A	221,357	5,954,503
Apartment Investment and Management Class A	14,656	551,652
AvalonBay Communities	75,574	11,686,763
Camden Property Trust	130,839	11,935,134
Equity Residential	73,547	4,326,034
Essex Property Trust	42,649	9,773,871
UDR	305,529	11,420,674

		55,648,631

	Number of	Value
	shares	(US $)

Common Stock (continued)
REIT Office – 8.83%
Alexandria Real Estate Equities	65,446	$10,618,613
Boston Properties	66,213	5,984,331
Cousins Properties	134,482	4,011,598
Highwoods Properties	132,429	4,943,574
Kilroy Realty	103,083	6,050,973

		31,609,089

REIT Self-Storage – 6.24%
Extra Space Storage	85,513	7,898,836
Life Storage	78,153	7,420,627
Public Storage	36,556	7,014,731

		22,334,194

REIT Shopping Center – 3.93%
Kimco Realty	333,889	4,287,135
Regency Centers	76,215	3,497,506
Retail Opportunity Investments	411,684	4,664,380
Weingarten Realty Investors	85,823	1,624,629

		14,073,650

REIT Single Tenant – 5.51%
Four Corners Property Trust	251,567	6,138,235
Realty Income	182,083	10,833,939
Spirit Realty Capital	78,823	2,747,770

		19,719,944

REIT Specialty – 4.33%
Invitation Homes	539,127	14,842,166
Outfront Media	46,337	656,595

		15,498,761

Total Common Stock (cost $355,006,501)		345,460,691

Short-Term Investments – 3.59%
Money Market Mutual Funds – 3.59%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	2,568,962	2,568,962
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	2,568,962	2,568,962
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	2,568,962	2,568,962
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,568,962	2,568,962
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	2,568,961	2,568,961

Total Short-Term Investments (cost $12,844,809)		12,844,809

REIT Series-3

Delaware VIP® REIT Series

Schedule of investments (continued)

Total Value of Securities – 100.06% (cost $367,851,310)	$358,305,500

† Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$358,305,500
Dividends and interest receivable	1,145,323
Receivable for series shares sold	258

Total assets	359,451,081

Liabilities:
Payable for series shares redeemed	950,328
Management fees payable to affiliates	228,556
Reports and statements to shareholders payable	65,362
Other accrued expenses	47,737
Distribution fees payable to affiliates	41,440
Audit and tax fees payable	20,940
Trustees’ fees and expenses payable to affiliates	2,708
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,257
Legal fees payable to affiliates	2,197
Accounting and administration expenses payable to affiliates	1,367
Reports and statements to shareholders expenses payable to affiliates	603

Total liabilities	1,363,495

Total Net Assets	$358,087,586

Net Assets Consist of:
Paid-in capital	$425,056,414
Total distributable earnings (loss)	(66,968,828)

Total Net Assets	$358,087,586

Net Asset Value
Standard Class:
Net assets	$193,489,070
Shares of beneficial interest outstanding, unlimited authorization, no par	17,799,590
Net asset value per share	$10.87

Service Class:
Net assets	$164,598,516
Shares of beneficial interest outstanding, unlimited authorization, no par	15,141,490
Net asset value per share	$10.87

[1] Investments, at cost	$367,851,310

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust —

Delaware VIP REIT Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$2,621,631
Interest	26

2,621,657

Expenses:
Management fees	1,419,942
Distribution expenses – Service Class	262,174
Accounting and administration expenses	50,972
Reports and statements to shareholders expenses	35,636
Audit and tax fees	17,448
Dividend disbursing and transfer agent fees and expenses	15,769
Legal fees	11,810
Trustees’ fees and expenses	11,152
Custodian fees	8,210
Registration fees	4
Other	5,067

1,838,184
Less expenses waived	(4,271)
Less expenses paid indirectly	(102)

Total operating expenses	1,833,811

Net Investment Income	787,846

Net Realized and Unrealized Loss:
Net realized loss on investments	(48,526,024)
Net change in unrealized appreciation (depreciation) of investments	(37,436,399)

Net Realized and Unrealized Loss	(85,962,423)

Net Decrease in Net Assets Resulting from Operations	$(85,174,577)

Delaware VIP Trust —

Delaware VIP REIT Series

Statements of changes in net assets

	Six months
	ended	Year
	6/30/20	ended
	(Unaudited)	12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$787,846	$6,657,060
Net realized gain (loss)	(48,526,024)	44,240,422
Net change in unrealized appreciation (depreciation)	(37,436,399)	46,211,888

Net increase (decrease) in net assets resulting from operations	(85,174,577)	97,109,370

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(14,728,509)	(4,838,436)
Service Class	(12,029,202)	(3,675,428)

	(26,757,711)	(8,513,864)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	10,786,196	9,282,515
Service Class	8,172,783	9,638,712

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	14,728,509	4,838,436
Service Class	12,029,202	3,675,428

	45,716,690	27,435,091

Cost of shares redeemed:
Standard Class	(8,171,815)	(24,026,313)
Service Class	(8,210,225)	(23,679,606)

	(16,382,040)	(47,705,919)

Increase (decrease) in net assets derived from capital share transactions	29,334,650	(20,270,828)

Net Increase (decrease) in Net Assets	(82,597,638)	68,324,678

Net Assets:
Beginning of period	440,685,224	372,360,546

End of period	$358,087,586	$440,685,224

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® Trust — Delaware VIP REIT Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six months
	ended
	6/30/20[1]				Year ended
	(Unaudited)		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$14.69		$11.85	$13.49	$15.57	$15.89	$15.50

Income (loss) from investment operations:
Net investment income[2]	0.03		0.24	0.28	0.27	0.22	0.21
Net realized and unrealized gain (loss)	(2.94)		2.90	(1.27)	(0.03)	0.67	0.37

Total from investment operations	(2.91)		3.14	(0.99)	0.24	0.89	0.58

Less dividends and distributions from:
Net investment income	(0.25)		(0.30)	(0.27)	(0.24)	(0.21)	(0.19)
Net realized gain	(0.66)		—	(0.38)	(2.08)	(1.00)	—

Total dividends and distributions	(0.91)		(0.30)	(0.65)	(2.32)	(1.21)	(0.19)

Net asset value, end of period	$10.87		$14.69	$11.85	$13.49	$15.57	$15.89

Total return[3]	(19.45%	)[4]	26.81%	(7.22% )	1.54%	5.87%	3.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$193,489		$236,492	$198,904	$235,390	$251,083	$244,618
Ratio of expenses to average net assets[5]	0.83%		0.83%	0.83%	0.84%	0.83%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.83%		0.83%	0.83%	0.84%	0.83%	0.85%
Ratio of net investment income to average net assets	0.55%		1.70%	2.23%	1.94%	1.39%	1.32%
Ratio of net investment income to average net assets prior to fees waived	0.55%		2.38%	2.23%	2.71%	1.39%	1.32%
Portfolio turnover	92%		98%	111%	173%	130%	75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® REIT Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six months
	ended
	6/30/20[1]					Year ended
	(Unaudited)		12/31/19	12/31/18		12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$14.66		$11.82	$13.46		$15.54	$15.86	$15.47

Income (loss) from investment operations:
Net investment income[2]	0.02		0.20	0.24		0.24	0.18	0.17
Net realized and unrealized gain (loss)	(2.94)		2.90	(1.27)		(0.03)	0.67	0.37

Total from investment operations	(2.92)		3.10	(1.03)		0.21	0.85	0.54

Less dividends and distributions from:
Net investment income	(0.21)		(0.26)	(0.23)		(0.21)	(0.17)	(0.15)
Net realized gain	(0.66)		—	(0.38)		(2.08)	(1.00)	—

Total dividends and distributions	(0.87)		(0.26)	(0.61)		(2.29)	(1.17)	(0.15)

Net asset value, end of period	$10.87		$14.66	$11.82		$13.46	$15.54	$15.86

Total return[3]	(19.59%	)[4]	26.50%	(7.52%	)[4]	1.27%[4]	5.62%[4]	3.52%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$164,599		$204,193	$173,457		$212,133	$232,062	$238,103
Ratio of expenses to average net assets[5]	1.13%		1.13%	1.11%		1.09%	1.08%	1.10%
Ratio of expenses to average net assets prior to fees waived[5]	1.13%		1.13%	1.13%		1.14%	1.13%	1.15%
Ratio of net investment income to average net assets	0.25%		1.40%	1.95%		1.69%	1.14%	1.07%
Ratio of net investment income to average net assets prior to fees waived	0.25%		1.40%	1.93%		1.64%	1.09%	1.02%
Portfolio turnover	92%		98%	111%		173%	130%	75%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-8

Delaware VIP® Trust — Delaware VIP REIT Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the

Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $101 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing

REIT Series-9

Delaware VIP® REIT Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fee, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent annual series operating expenses from exceeding 0.83% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* The waiver and reimbursement are accrued daily and received monthly. This waiver and reimbursement may only be terminated by agreement of DMC and the Series.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $8,480 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $14,199 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $7,417 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2019 through April 30, 2021.

REIT Series-10

Delaware VIP® REIT Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$343,736,888
Sales	346,803,390

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Depreciation
Investments	of Investments	of Investments	of Investments
$367,262,505	$19,895,521	$(28,852,526)	$(8,957,005)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3  investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1
Assets:
Common Stock	$345,460,691
Short-Term Investments	12,844,809

Total Value of Securities	$358,305,500

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

REIT Series-11

Delaware VIP® REIT Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	929,422	669,647
Service Class	705,055	682,206

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,434,129	373,624
Service Class	1,171,295	283,817

	4,239,901	2,009,294

Shares redeemed:
Standard Class	(657,617)	(1,734,837)
Service Class	(663,089)	(1,709,138)

	(1,320,706)	(3,443,975)

Net increase (decrease)	2,919,195	(1,434,681)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

REIT Series-12

Delaware VIP® REIT Series

Notes to financial statements (continued)

6. Securities Lending (continued)

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more widely than that of a fund that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

REIT Series-13

Delaware VIP® Trust — Delaware VIP REIT Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPREIT 22633 (8/20) (1268922)	REIT Series-14

Delaware VIP® Trust

Delaware VIP Small Cap Value Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*

Actual Series return†
Standard Class	$1,000.00	$740.60	0.78%	$3.38
Service Class	1,000.00	739.60	1.08%	4.67

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.98	0.78%	$3.92
Service Class	1,000.00	1,019.49	1.08%	5.42

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets

Common Stock²	97.17%
Basic Industry	6.53%
Business Services	1.29%
Capital Spending	8.96%
Consumer Cyclical	4.25%
Consumer Services	8.57%
Consumer Staples	3.67%
Energy	3.18%
Financial Services[1]	26.35%
Healthcare	3.17%
Real Estate	9.03%
Technology	13.50%
Transportation	3.79%
Utilities	4.88%
Short-Term Investments	3.02%
Total Value of Securities	100.19%
Liabilities Net of Receivables and Other Assets	(0.19%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of Banks, Diversified Financial Services, and Insurance. As of June 30, 2020, such amounts, as percentage of total net assets, were 18.68%, 2.10%, and 5.57%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets

East West Bancorp	2.77%
ITT	2.34%
MasTec	2.28%
Teradyne	2.15%
Berry Global Group	2.10%
Stifel Financial	1.82%
Louisiana-Pacific	1.62%
Webster Financial	1.58%
Hanover Insurance Group	1.53%
American Equity Investment Life Holding	1.52%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.17% ²
Basic Industry – 6.53%
Ashland Global Holdings	108,500	$7,497,350
Berry Global Group †	492,300	21,818,736
HB Fuller	313,400	13,977,640
Huntsman	427,200	7,676,784
Louisiana-Pacific	655,300	16,808,445

		67,778,955

Business Services – 1.29%
Deluxe	137,000	3,224,980
PAE †	162,874	1,557,075
WESCO International †	246,400	8,651,104

		13,433,159

Capital Spending – 8.96%
Altra Industrial Motion	468,470	14,925,454
Atkore International Group †	335,100	9,164,985
H&E Equipment Services	261,700	4,836,216
ITT	414,400	24,341,856
MasTec †	528,346	23,706,885
Primoris Services	350,800	6,230,208
Rexnord	336,600	9,811,890

		93,017,494

Consumer Cyclical – 4.25%
Barnes Group	236,600	9,359,896
KB Home	346,900	10,642,892
Knoll	435,393	5,307,441
Meritage Homes †	201,500	15,338,180
Standard Motor Products	84,601	3,485,561

		44,133,970

Consumer Services – 8.57%
Acushnet Holdings	160,800	5,594,232
Asbury Automotive Group †	97,800	7,562,874
Cable One	5,550	9,850,417
Choice Hotels International	148,500	11,716,650
Cracker Barrel Old Country Store	89,100	9,882,081
Steven Madden	284,150	7,015,663
TEGNA	681,100	7,587,454
Texas Roadhouse	150,800	7,927,556
UniFirst	77,700	13,904,415
Wolverine World Wide	335,575	7,990,041

		89,031,383

Consumer Staples – 3.67%
Core-Mark Holding	237,569	5,928,534
J & J Snack Foods	82,600	10,500,938
Performance Food Group †	204,995	5,973,554
Scotts Miracle-Gro	68,500	9,211,195
Spectrum Brands Holdings	142,000	6,517,800

		38,132,021

Energy – 3.18%
CNX Resources †	869,800	7,523,770
Delek US Holdings	347,600	6,051,716
Dril-Quip †	165,600	4,933,224
Helix Energy Solutions Group †	958,300	3,325,301

	Number of shares	Value (US $)

Common Stock ² (continued)
Energy (continued)
Patterson-UTI Energy	919,400	$3,190,318
WPX Energy †	1,249,800	7,973,724

		32,998,053

Financial Services – 26.35%
American Equity Investment Life Holding	638,900	15,787,219
Bank of NT Butterfield & Son	285,500	6,963,345
East West Bancorp	792,436	28,717,881
First Financial Bancorp	642,500	8,924,325
First Hawaiian	493,800	8,513,112
First Interstate BancSystem Class A	276,300	8,554,248
First Midwest Bancorp	734,300	9,802,905
FNB	1,851,201	13,884,001
Great Western Bancorp	540,000	7,430,400
Hancock Whitney	683,901	14,498,681
Hanover Insurance Group	157,100	15,918,943
Kemper	142,800	10,355,856
Legg Mason	58,300	2,900,425
NBT Bancorp	192,600	5,924,376
Prosperity Bancshares	174,800	10,379,624
S&T Bancorp	217,642	5,103,705
Sandy Spring Bancorp	131,300	3,253,614
Selective Insurance Group	298,790	15,758,185
Stifel Financial	398,500	18,900,855
Umpqua Holdings	1,259,500	13,401,080
Valley National Bancorp	1,460,100	11,417,982
Webster Financial	571,900	16,362,059
WesBanco	292,600	5,942,706
Western Alliance Bancorp	393,400	14,898,058

		273,593,585

Healthcare – 3.17%
Avanos Medical †	278,300	8,179,237
Catalent †	81,200	5,951,960
Integer Holdings †	94,800	6,925,140
Integra LifeSciences Holdings †	100,533	4,724,046
Service Corp. International	183,900	7,151,871

		32,932,254

Real Estate – 9.03%
Brandywine Realty Trust	1,089,533	11,865,014
Highwoods Properties	93,505	3,490,542
Independence Realty Trust	422,249	4,851,641
Kite Realty Group Trust	319,918	3,691,854
Lexington Realty Trust	1,239,000	13,071,450
Life Storage	128,300	12,182,085
National Health Investors	42,131	2,558,194
Outfront Media	800,900	11,348,753
RPT Realty	673,100	4,684,776
Spirit Realty Capital	347,600	12,117,336
STAG Industrial	210,466	6,170,863
Summit Hotel Properties	805,100	4,774,243

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Common Stock ² (continued)
Real Estate (continued)
Washington Real Estate Investment Trust	134,900	$2,994,780

		93,801,531

Technology – 13.50%
Cirrus Logic †	177,400	10,959,772
Coherent †	62,600	8,199,348
Diodes †	117,400	5,952,180
Flex †	1,361,057	13,950,834
NCR †	298,321	5,166,920
NetScout Systems †	313,363	8,009,558
ON Semiconductor †	605,100	11,993,082
SYNNEX	80,400	9,629,508
Tech Data †	34,629	5,021,205
Teradyne	263,800	22,293,738
Tower Semiconductor †	563,000	10,747,670
TTM Technologies †	908,712	10,777,324
Viavi Solutions †	833,700	10,621,338
Vishay Intertechnology	446,800	6,822,636

		140,145,113

Transportation – 3.79%
Kirby †	179,000	9,587,240
Saia †	87,750	9,756,045
SkyWest	154,500	5,039,790
Werner Enterprises	343,300	14,943,849

		39,326,924

	Number of shares	Value (US $)

Common Stock ² (continued)
Utilities – 4.88%
ALLETE	148,400	$8,104,124
Black Hills	213,900	12,119,574
PNM Resources	267,800	10,294,232
South Jersey Industries	274,400	6,857,256
Southwest Gas Holdings	193,300	13,347,365

		50,722,551

Total Common Stock (cost $935,646,086)		1,009,046,993

Short-Term Investments – 3.02%
Money Market Mutual Funds – 3.02%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	6,265,584	6,265,584
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	6,265,584	6,265,584
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	6,265,585	6,265,585
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	6,265,585	6,265,585
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	6,265,585	6,265,585

Total Short-Term Investments (cost $31,327,923)		31,327,923

Total Value of Securities – 100.19% (cost $966,974,009)	$1,040,374,916

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$1,040,374,916
Cash	21,838
Dividends and interest receivable	1,187,651
Receivable for securities sold	900,741
Receivable for series shares sold	161,287

Total assets	1,042,646,433

Liabilities:
Payable for securities purchased	2,762,236
Investment management fees payable to affiliates	621,203
Payable for series shares redeemed	401,548
Other accrued expenses	190,258
Distribution fees payable to affiliates	176,101
Audit and tax fees payable	20,235
Trustees’ fees and expenses payable to affiliates	7,722
Dividend disbursing and transfer agent fees and expenses payable to affiliates	6,458
Accounting and administration expenses payable to affiliates	3,302
Legal fees payable to affiliates	2,126
Reports and statements to shareholders expenses payable to affiliates	1,732

Total liabilities	4,192,921

Total Net Assets	$1,038,453,512

Net Assets Consist of:
Paid-in capital	$1,002,162,493
Total distributable earnings (loss)	36,291,019

Total Net Assets	$1,038,453,512

Net Asset Value:
Standard Class:
Net assets	$327,128,737
Shares of beneficial interest outstanding, unlimited authorization, no par	12,683,008
Net asset value per share	$25.79

Service Class:
Net assets	$711,324,775
Shares of beneficial interest outstanding, unlimited authorization, no par	27,685,237
Net asset value per share	$25.69

[1] Investments, at cost	$966,974,009

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust —

Delaware VIP Small Cap Value Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$11,317,196
Expenses:
Management fees	3,737,521
Distribution expenses – Service Class	1,060,976
Accounting and administration expenses	105,855
Reports and statements to shareholders expenses	48,888
Dividends disbursing and transfer agent fees and expenses	43,280
Trustees’ fees and expenses	30,812
Legal fees	30,602
Audit and tax fees	16,787
Custodian fees	14,042
Registration fees	4
Other	13,614

5,102,381
Less expenses paid indirectly	(9)

Total operating expenses	5,102,372

Net Investment Income	6,214,824

Net Realized and Unrealized Loss:
Net realized loss on investments	(42,951,740)
Net change in unrealized appreciation (depreciation) of investments	(284,413,282)

Net Realized and Unrealized Loss	(327,365,022)

Net Decrease in Net Assets Resulting from Operations	$(321,150,198)

Delaware VIP Trust —

Delaware VIP Small Cap Value Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,214,824	$12,411,834
Net realized gain (loss)	(42,951,740)	64,457,799
Net change in unrealized appreciation (depreciation)	(284,413,282)	215,042,792

Net increase (decrease) in net assets resulting from operations	(321,150,198)	291,912,425

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(25,011,585)	(35,845,943)
Service Class	(51,786,059)	(70,100,727)

	(76,797,644)	(105,946,670)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	45,009,600	37,861,588
Service Class	110,485,741	77,024,433
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	25,011,585	35,845,943
Service Class	51,786,059	70,100,726

	232,292,985	220,832,690

Cost of shares redeemed:
Standard Class	(50,435,736)	(57,886,800)
Service Class	(60,196,215)	(92,313,646)

	(110,631,951)	(150,200,446)

Increase in net assets derived from capital share transactions	121,661,034	70,632,244

Net Increase (Decrease) in Net Assets	(276,286,808)	256,597,999

Net Assets:
Beginning of period	1,314,740,320	1,058,142,321

End of period	$1,038,453,512	$1,314,740,320

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six months
	ended
	6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$38.30	$32.76	$42.73	$39.84	$33.72	$40.23

Income (loss) from investment operations:
Net investment income[2]	0.20	0.44	0.41	0.34	0.36	0.33
Net realized and unrealized gain (loss)	(10.50)	8.48	(7.03)	4.30	9.37	(2.43)

Total from investment operations	(10.30)	8.92	(6.62)	4.64	9.73	(2.10)

Less dividends and distributions from:
Net investment income	(0.41)	(0.40)	(0.35)	(0.35)	(0.35)	(0.28)
Net realized gain	(1.80)	(2.98)	(3.00)	(1.40)	(3.26)	(4.13)

Total dividends and distributions	(2.21)	(3.38)	(3.35)	(1.75)	(3.61)	(4.41)

Net asset value, end of period	$25.79	$38.30	$32.76	$42.73	$39.84	$33.72

Total return[3]	(25.94% )	28.14%	(16.72% )	12.05%	31.41%	(6.22% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$327,129	$435,375	$357,318	$439,612	$429,275	$343,847
Ratio of expenses to average net assets[4]	0.78%	0.77%	0.77%	0.78%	0.79%	0.80%
Ratio of net investment income to average net assets	1.40%	1.22%	1.03%	0.85%	1.05%	0.90%
Portfolio turnover	13%	17%	18%	14%	11%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Six months
	ended
	6/30/20[1]	Year ended
	(Unaudited)	12/31/19	12/31/18		12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$38.06	$32.58	$42.52		$39.67	$33.58	$40.08

Income (loss) from investment operations:
Net investment income[2]	0.16	0.33	0.29		0.24	0.27	0.24
Net realized and unrealized gain (loss)	(10.41)	8.42	(6.98)		4.27	9.34	(2.43)

Total from investment operations	(10.25)	8.75	(6.69)		4.51	9.61	(2.19)

Less dividends and distributions from:
Net investment income	(0.32)	(0.29)	(0.25)		(0.26)	(0.26)	(0.18)
Net realized gain	(1.80)	(2.98)	(3.00)		(1.40)	(3.26)	(4.13)

Total dividends and distributions	(2.12)	(3.27)	(3.25)		(1.66)	(3.52)	(4.31)

Net asset value, end of period	$25.69	$38.06	$32.58		$42.52	$39.67	$33.58

Total return[3]	(26.04% )	27.72%	(16.95%	)[4]	11.76% [4]	31.09% [4]	(6.46%	)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$711,325	$879,365	$700,824		$853,046	$794,681	$621,022
Ratio of expenses to average net assets[5]	1.08%	1.07%	1.05%		1.03%	1.04%	1.05%
Ratio of expenses to average net assets prior to fees waived[5]	1.08%	1.07%	1.07%		1.08%	1.09%	1.10%
Ratio of net investment income to average net assets	1.10%	0.92%	0.74%		0.60%	0.80%	0.65%
Ratio of net investment income to average net assets prior to fees waived	1.10%	0.92%	0.72%		0.55%	0.75%	0.60%
Portfolio turnover	13%	17%	18%		14%	11%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $5 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $4 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investments Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $19,789 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees were calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $38,968 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $16,439 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$193,854,310
Sales	133,285,950

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$966,974,009	$224,968,493	$(151,567,586)	$73,400,907

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Level 1
Securities
Assets:
Common Stock	$1,009,046,993
Short-Term Investments	31,327,923

Total Value of Securities	$1,040,374,916

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	1,757,108	1,056,698
Service Class	4,397,929	2,164,927

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,130,212	1,018,930
Service Class	2,347,509	2,000,591

	9,632,758	6,241,146

Shares redeemed:
Standard Class	(1,572,220)	(1,613,952)
Service Class	(2,163,191)	(2,575,610)

	(3,735,411)	(4,189,562)

Net increase	5,897,347	2,051,584

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series

Notes to financial statements (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2020. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management is evaluating the implications of these changes on the financial statements.

10.Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Small Cap Value Series-13

Delaware VIP® Trust — Delaware VIP Small Cap Value Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPSCV 22634 (8/20) (1268922)	Small Cap Value Series-14

Delaware VIP® Trust

Delaware VIP Smid Cap Core Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP Smid Cap Core Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*

Actual Series return†
Standard Class	$1,000.00	$858.50	0.81%	$3.74
Service Class	1,000.00	857.20	1.11%	5.13

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.84	0.81%	$4.07
Service Class	1,000.00	1,019.34	1.11%	5.57

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Smid Cap Core Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets

Common Stock	97.52%
Basic Materials	7.62%
Business Services	4.27%
Capital Goods	11.76%
Consumer Discretionary	4.17%
Consumer Services	2.27%
Consumer Staples	1.98%
Credit Cyclicals	2.09%
Energy	0.72%
Financial Services	12.66%
Healthcare	16.29%
Media	0.87%
Real Estate Investment Trusts	7.64%
Technology	18.67%
Transportation	2.03%
Utilities	4.48%
Short-Term Investments	3.16%
Total Value of Securities	100.68%
Liabilities Net of Receivables and Other Assets	(0.68%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time.

They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets

Neurocrine Biosciences	1.61%
Bio-Techne	1.56%
Paycom Software	1.53%
Tyler Technologies	1.51%
Ultragenyx Pharmaceutical	1.49%
Proofpoint	1.43%
Spire	1.41%
NorthWestern	1.32%
Knight-Swift Transportation Holdings	1.30%
Catalent	1.24%

Smid Cap Core Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.52%
Basic Materials – 7.62%
Balchem	56,102	$5,321,836
Eastman Chemical	67,044	4,668,944
Huntsman	297,369	5,343,721
Kaiser Aluminum	67,223	4,948,957
Minerals Technologies	96,535	4,530,388
Neenah	93,293	4,614,272
Reliance Steel & Aluminum	69,439	6,591,844
Worthington Industries	128,242	4,783,427

		40,803,389

Business Services – 4.27%
ABM Industries	116,521	4,229,712
Aramark	157,699	3,559,266
ASGN †	84,851	5,657,865
Casella Waste Systems Class A †	52,324	2,727,127
Mobile Mini	118,937	3,508,641
US Ecology	93,916	3,181,874

		22,864,485

Capital Goods – 11.76%
Barnes Group	59,087	2,337,482
Belden	68,329	2,224,109
BWX Technologies	79,390	4,496,650
Columbus McKinnon	36,657	1,226,177
ESCO Technologies	51,782	4,377,132
Federal Signal	68,260	2,029,370
Gates Industrial †	142,037	1,460,140
Graco	80,359	3,856,428
Jacobs Engineering Group	52,458	4,448,438
Kadant	39,174	3,904,081
KBR	96,749	2,181,690
Lincoln Electric Holdings	59,696	5,028,791
MasTec †	54,624	2,450,979
Oshkosh	63,852	4,573,080
Quanta Services	97,904	3,840,774
Rexnord	138,398	4,034,302
Spirit AeroSystems Holdings Class A	45,988	1,100,953
Tetra Tech	22,891	1,811,136
United Rentals †	29,736	4,431,853
Woodward	41,323	3,204,599

		63,018,164

Consumer Discretionary – 4.17%
American Eagle Outfitters	168,520	1,836,868
Five Below †	50,448	5,393,396
Malibu Boats Class A †	96,588	5,017,746
Steven Madden	170,935	4,220,385
Tractor Supply	44,492	5,863,601

		22,331,996

Consumer Services – 2.27%
Chuy’s Holdings †	64,829	964,656
Jack in the Box	46,762	3,464,597
Texas Roadhouse	35,334	1,857,508

	Number of shares	Value (US $)

Common Stock (continued)
Consumer Services (continued)
Wendy’s	268,757	$5,853,527

		12,140,288

Consumer Staples – 1.98%
Casey’s General Stores	43,240	6,465,245
J & J Snack Foods	32,752	4,163,762

		10,629,007

Credit Cyclicals – 2.09%
BorgWarner	113,975	4,023,317
DR Horton	58,133	3,223,475
Toll Brothers	120,329	3,921,522

		11,168,314

Energy – 0.72%
Diamondback Energy	70,254	2,938,022
Patterson-UTI Energy	22,382	77,666
PDC Energy †	66,151	822,918

		3,838,606

Financial Services – 12.66%
Axis Capital Holdings	97,424	3,951,517
East West Bancorp	127,574	4,623,282
Essent Group	138,437	5,021,110
First Financial Bancorp	233,131	3,238,190
Great Western Bancorp	119,241	1,640,756
Hamilton Lane Class A	24,746	1,667,138
Independent Bank Group	65,331	2,647,212
Kemper	48,662	3,528,968
NMI Holdings Class A †	115,718	1,860,745
Primerica	46,253	5,393,100
Reinsurance Group of America	51,229	4,018,403
RLI	35,705	2,931,381
Selective Insurance Group	73,332	3,867,530
South State	52,024	2,479,485
Sterling Bancorp	212,364	2,488,906
Stifel Financial	74,432	3,530,310
Umpqua Holdings	305,880	3,254,563
Valley National Bancorp	367,877	2,876,798
Webster Financial	103,797	2,969,632
Western Alliance Bancorp	73,403	2,779,772
WSFS Financial	107,092	3,073,540

		67,842,338

Healthcare – 16.29%
Agios Pharmaceuticals †	97,028	5,189,057
Bio-Techne	31,640	8,355,175
Catalent †	90,535	6,636,215
DexCom †	11,331	4,593,587
Encompass Health	87,617	5,426,121
Exact Sciences †	60,121	5,226,920
ICON †	34,262	5,771,777
Intercept Pharmaceuticals †	53,510	2,563,664
Ligand Pharmaceuticals †	43,466	4,861,672
Neurocrine Biosciences †	70,524	8,603,928

Smid Cap Core Series-3

Delaware VIP® Smid Cap Core Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Common Stock (continued)
Healthcare (continued)
Quidel †	18,750	$4,195,125
Repligen †	49,280	6,091,501
Supernus Pharmaceuticals †	113,710	2,700,613
Teladoc Health †	15,625	2,981,875
Ultragenyx Pharmaceutical †	102,166	7,991,424
West Pharmaceutical Services	17,820	4,048,169
Wright Medical Group †	68,243	2,028,182

		87,265,005

Media – 0.87%
Cinemark Holdings	147,932	1,708,615
Interpublic Group of Companies	173,180	2,971,769

		4,680,384

Real Estate Investment Trusts – 7.64%
American Assets Trust	69,751	1,941,868
Apartment Investment and Management Class A	119,109	4,483,263
Brixmor Property Group	164,010	2,102,608
Camden Property Trust	49,194	4,487,477
Cousins Properties	153,474	4,578,129
EastGroup Properties	36,680	4,350,615
EPR Properties	68,777	2,278,582
First Industrial Realty Trust	131,858	5,068,622
Kite Realty Group Trust	186,915	2,156,999
Lexington Realty Trust	275,274	2,904,141
Life Storage	17,079	1,621,651
Mack-Cali Realty	18,996	290,449
Pebblebrook Hotel Trust	111,998	1,529,893
Physicians Realty Trust	90,050	1,577,676
RPT Realty	220,236	1,532,843

		40,904,816

Technology – 18.67%
Blackbaud	31,815	1,816,000
Box Class A †	79,565	1,651,769
Brooks Automation	119,273	5,276,638
Chegg †	51,018	3,431,471
ExlService Holdings †	81,191	5,147,509
Guidewire Software †	58,181	6,449,364
II-VI †	101,197	4,778,522
J2 Global †	70,083	4,429,946
LendingTree †	18,748	5,428,108
MACOM Technology Solutions Holdings †	60,925	2,092,774
MaxLinear †	201,359	4,321,164
Medallia †	74,447	1,879,042

	Number of shares	Value (US $)

Common Stock (continued)
Technology (continued)
NETGEAR †	86,649	$2,243,343
Paycom Software †	26,429	8,185,854
Proofpoint †	68,882	7,654,168
PTC †	67,666	5,263,738
Rapid7 †	40,609	2,071,871
Semtech †	107,067	5,591,039
SS&C Technologies Holdings	114,650	6,475,432
Tyler Technologies †	23,357	8,102,076
WNS Holdings ADR †	95,460	5,248,391
Yelp †	106,806	2,470,423

		100,008,642

Transportation – 2.03%
Knight-Swift Transportation Holdings	167,015	6,966,196
Werner Enterprises	89,936	3,914,914

		10,881,110

Utilities – 4.48%
Black Hills	61,737	3,498,018
NorthWestern	130,120	7,094,142
South Jersey Industries	234,155	5,851,533
Spire	114,985	7,555,664

		23,999,357

Total Common Stock (cost $492,086,059)		522,375,901

Short-Term Investments – 3.16%
Money Market Mutual Funds – 3.16%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	3,388,522	3,388,522
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	3,388,521	3,388,521
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	3,388,521	3,388,521
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	3,388,521	3,388,521
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	3,388,521	3,388,521

Total Short-Term Investments (cost $16,942,606)		16,942,606

Total Value of Securities – 100.68% (cost $509,028,665)	$539,318,507

† Non-income producing security.

Smid Cap Core Series-4

Delaware VIP® Smid Cap Core Series

Schedule of investments (continued)

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$539,318,507
Cash	627,428
Receivables for securities sold	5,264,559
Foreign tax reclaims receivable	488,302
Receivable for series shares sold	170,268

Total assets	545,869,064

Liabilities:
Payable for securities purchased	9,202,153
Payable for series shares redeemed	444,664
Investment management fees payable to affiliates	333,347
Other accrued expenses	154,782
Distribution fees payable to affiliates	49,377
Trustees’ fees and expenses payable to affiliates	4,076
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,352
Accounting and administration expenses payable to affiliates	1,872
Legal fees payable to affiliates	1,122
Reports and statements to shareholders expenses payable to affiliates	904

Total liabilities	10,195,649

Total Net Assets	$535,673,415

Net Assets Consist of:
Paid-in capital	$511,081,358
Total distributable earnings (loss)	24,592,057

Total Net Assets	$535,673,415

Net Asset Value
Standard Class:
Net assets	$338,901,135
Shares of beneficial interest outstanding, unlimited authorization, no par	17,724,970
Net asset value per share	$19.12

Service Class:
Net assets	$196,772,280
Shares of beneficial interest outstanding, unlimited authorization, no par	11,173,303
Net asset value per share	$17.61

[1] Investments, at cost	$509,028,665

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-6

Delaware VIP® Trust —

Delaware VIP Smid Cap Core Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$2,350,598
Interest	45

2,350,643

Expenses:
Management fees	1,981,025
Distribution expenses – Service Class	292,170
Accounting and administration expenses	63,707
Reports and statements to shareholders expenses	41,395
Dividend disbursing and transfer agent fees and expenses	22,132
Audit and tax fees	17,317
Trustees’ fees and expenses	15,679
Legal fees	12,665
Custodian fees	6,093
Registration fees	4
Other	7,246

2,459,433
Less expenses paid indirectly	(2,364)

Total operating expenses	2,457,069

Net Investment Loss	(106,426)

Net Realized and Unrealized Loss:
Net realized loss on Investments	(4,419,113)
Net change in unrealized appreciation (depreciation) of:
Investments	(81,314,770)
Foreign currencies	(279)

Net change in unrealized appreciation (depreciation)	(81,315,049)

Net Realized and Unrealized Loss	(85,734,162)

Net Decrease in Net Assets Resulting from Operations	$(85,840,588)

Delaware VIP Trust —

Delaware VIP Smid Cap Core Series

Statements of changes in net assets

	Six months
	ended
	6/30/20	Year ended
	(Unaudited)	12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(106,426)	$2,514,851
Net realized gain (loss)	(4,419,113)	13,930,353
Net change in unrealized appreciation (depreciation)	(81,315,049)	137,373,667

Net increase (decrease) in net assets resulting from operations	(85,840,588)	153,818,871

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(10,297,921)	(23,348,937)
Service Class	(5,875,178)	(13,628,667)

	(16,173,099)	(36,977,604)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	9,610,432	10,267,377
Service Class	8,454,838	5,225,032

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	10,297,922	23,348,937
Service Class	5,875,178	13,628,667

	34,238,370	52,470,013

Cost of shares redeemed:
Standard Class	(14,850,825)	(52,540,344)
Service Class	(9,446,740)	(29,941,388)

	(24,297,565)	(82,481,732)

Increase (decrease) in net assets derived from capital share transactions	9,940,805	(30,011,719)

Net Increase (Decrease) in Net Assets	(92,072,882)	86,829,548

Net Assets:
Beginning of period	627,746,297	540,916,749

End of period	$535,673,415	$627,746,297

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-7

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Core Series Standard Class
	Six months
	ended
	6/30/20[1]			Year ended
	(Unaudited)	12/31/19	12/31/18	12/31/17[2]	12/31/16	12/31/15
Net asset value, beginning of period	$ 23.09	$ 18.92	$ 30.98	$ 28.08	$ 29.79	$ 30.20

Income (loss) from investment operations:
Net investment income[3]	0.01	0.11	0.12	0.06	0.09	0.07
Net realized and unrealized gain (loss)	(3.38)	5.37	(2.59)	4.89	2.15	2.21

Total from investment operations	(3.37)	5.48	(2.47)	4.95	2.24	2.28

Less dividends and distributions from:
Net investment income	(0.11)	(0.12)	(0.05)	(0.09)	(0.07)	(0.12)
Net realized gain	(0.49)	(1.19)	(9.54)	(1.96)	(3.88)	(2.57)

Total dividends and distributions	(0.60)	(1.31)	(9.59)	(2.05)	(3.95)	(2.69)

Net asset value, end of period	$ 19.12	$ 23.09	$ 18.92	$ 30.98	$ 28.08	$ 29.79

Total return[4]	(14.15% )	29.63%	(12.12% )	18.65%	8.29%	7.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$338,901	$399,267	$343,361	$411,087	$394,898	$394,406
Ratio of expenses to average net assets[5]	0.81%	0.81%	0.81%	0.81%	0.82%	0.83%
Ratio of net investment income to average net assets	0.07%	0.52%	0.51%	0.22%	0.33%	0.24%
Portfolio turnover	17%	14%	18%	112%	15%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2017.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-8

Delaware VIP® Smid Cap Core Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Smid Cap Core Series Service Class
	Six months
	ended
	6/30/20[1]				Year ended
	(Unaudited)	12/31/19	12/31/18		12/31/17[2]	12/31/16	12/31/15
Net asset value, beginning of period	$ 21.28	$ 17.52	$ 29.41		$ 26.75	$ 28.56	$ 29.06

Income (loss) from investment operations:
Net investment income (loss)[3]	(0.02)	0.04	0.05		(0.01)	0.02	—	[4]
Net realized and unrealized gain (loss)	(3.11)	4.97	(2.40)		4.66	2.05	2.12

Total from investment operations	(3.13)	5.01	(2.35)		4.65	2.07	2.12

Less dividends and distributions from:
Net investment income	(0.05)	(0.06)	—		(0.03)	—	(0.05)
Net realized gain	(0.49)	(1.19)	(9.54)		(1.96)	(3.88)	(2.57)

Total dividends and distributions	(0.54)	(1.25)	(9.54)		(1.99)	(3.88)	(2.62)

Net asset value, end of period	$ 17.61	$ 21.28	$ 17.52		$ 29.41	$ 26.75	$ 28.56

Total return[5]	(14.28% )	29.25%	(12.40%	)[6]	18.38%[6]	8.02%[6]	7.31%[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$196,772	$228,479	$197,556		$239,918	$231,336	$230,085
Ratio of expenses to average net assets[7]	1.11%	1.11%	1.09%		1.06%	1.07%	1.08%
Ratio of expenses to average net assets prior to fees waived[7]	1.11%	1.11%	1.11%		1.11%	1.12%	1.13%
Ratio of net investment income (loss) to average net assets	(0.23% )	0.22%	0.23%		(0.03% )	0.08%	(0.01%	)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.23% )	0.22%	0.21%		(0.08% )	0.03%	(0.06%	)
Portfolio turnover	17%	14%	18%		112%	15%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 28, 2017, Jackson Square Partners, LLC no longer serves as sub-advisor to the Series. The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2017.
[3]	The average shares outstanding method has been applied for per share information.
[4]	The amount is less than $0.005 per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[6]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Core Series-9

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Smid Cap Core Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other

Smid Cap Core Series-10

Delaware VIP® Smid Cap Core Series

Notes to financial statements

1. Significant Accounting Policies (continued)

expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $2,362 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $2 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $11,101 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $19,931 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $8,383 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Smid Cap Core Series-11

Delaware VIP® Smid Cap Core Series

Notes to financial statements

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended June 30, 2020 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. During the six months ended June 30, 2020. the Series engaged in securities purchases of $4,765,506 and no securities sales, which did not result in any realized gain (loss).

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$89,908,183
Sales	91,312,131

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$509,028,665	$105,354,350	$(75,064,508)	$30,289,842

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Smid Cap Core Series-12

Delaware VIP® Smid Cap Core Series

Notes to financial statements

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Level 1
Securities
Assets:
Common Stock	$522,375,901
Short-Term Investments	16,942,606

Total Value of Securities	$539,318,507

During the six months ended June 30, 2020, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Series’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	537,832	475,321
Service Class	547,124	267,495
Shares issued upon reinvestment of dividends and distributions:
Standard Class	629,842	1,106,060
Service Class	389,859	698,906

	2,104,657	2,547,782

Shares redeemed:
Standard Class	(735,618)	(2,434,517)
Service Class	(500,969)	(1,502,845)

	(1,236,587)	(3,937,362)

Net increase (decrease)	868,070	(1,389,580)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

Smid Cap Core Series-13

Delaware VIP® Smid Cap Core Series

Notes to financial statements

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2020. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Smid Cap Core Series-14

Delaware VIP® Smid Cap Core Series

Notes to financial statements

7. Credit and Market Risk (continued)

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Smid Cap Core Series-15

Delaware VIP® Trust — Delaware VIP Smid Cap Core Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPSCC 22635 (8/20) (1268922)	Smid Cap Core Series-16

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Delaware VIP® Trust

Delaware VIP U.S. Growth Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*

Actual Series return†
Standard Class	$1,000.00	$1,135.70	0.73%	$3.88
Service Class	1,000.00	1,133.70	1.03%	5.46

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.23	0.73%	$3.67
Service Class	1,000.00	1,019.74	1.03%	5.17

*“	Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets

Common Stock²	98.05%
Communication Services	8.59%
Consumer Discretionary	15.97%
Financial Services	18.68%
Healthcare	13.32%
Industrials	7.14%
Materials	3.60%
Technology[1]	30.75%
Short-Term Investments	1.73%
Total Value of Securities	99.78%
Receivables and Other Assets Net of Liabilities	0.22%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ prospectus and statement of additional information, the Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Technology sector consisted of Software. As of June 30, 2020, such amounts, as a percentage of total net assets, was 30.75%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	10.67%
Amazon.com	6.31%
Visa Class A	5.31%
PayPal Holdings	4.72%
Mastercard Class A	4.54%
Twilio Class A	4.34%
Charter Communications Class A	4.28%
ServiceNow	4.24%
Alphabet Class A	3.88%
IQVIA Holdings	3.85%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of	Value
	shares	(US $)

Common Stock – 98.05% ²
Communication Services – 8.59%
Alphabet Class A †	10,642	$15,090,888
Match Group †	57,084	6,110,842
Netflix †	26,684	12,142,287

		33,344,017

Consumer Discretionary – 15.97%
Amazon.com †	8,871	24,473,492
Charter Communications Class A †	32,591	16,622,714
NIKE Class B	125,368	12,292,333
Starbucks	117,004	8,610,324

		61,998,863

Financial Services – 18.68%
CME Group	22,865	3,716,477
KKR & Co.	395,179	12,203,127
Mastercard Class A	59,700	17,653,290
PayPal Holdings †	105,219	18,332,306
Visa Class A	106,726	20,616,262

		72,521,462

Healthcare – 13.32%
Illumina †	34,044	12,608,196
Intuitive Surgical †	19,519	11,122,512
IQVIA Holdings †	105,211	14,927,337
UnitedHealth Group	44,340	13,078,083

		51,736,128

Industrials – 7.14%
Uber Technologies †	474,609	14,750,848
Waste Management	122,597	12,984,248

		27,735,096

Materials – 3.60%
Ball	200,900	13,960,541

		13,960,541

	Number of	Value
	shares	(US $)

Common Stock ² (continued)
Technology – 30.75%
Adobe †	20,969	$9,128,016
Autodesk †	58,002	13,873,498
Coupa Software †	44,831	12,419,980
Microsoft	203,676	41,450,103
Paycom Software †	29,920	9,267,122
ServiceNow †	40,573	16,434,499
Twilio Class A †	76,693	16,827,978

		119,401,196

Total Common Stock (cost $246,274,749)		380,697,303

Short-Term Investments – 1.73%
Money Market Mutual Funds – 1.73%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	1,346,192	1,346,192
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	1,346,193	1,346,193
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	1,346,192	1,346,192
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,346,192	1,346,192
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	1,346,192	1,346,192

Total Short-Term Investments (cost $6,730,961)		6,730,961

Total Value of Securities – 99.78% (cost $253,005,710)	$387,428,264

  ² Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

   †  Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$387,428,264
Cash	1,818,105
Receivable for securities sold	2,599,126
Receivable for series shares sold	791,432
Foreign tax reclaims receivable	37,096
Dividends and interest receivable	31,703

Total assets	392,705,726

Liabilities:
Payable for securities purchased	3,982,516
Payable for series shares redeemed	27,995
Investment management fees payable to affiliates	205,149
Other accrued expenses	105,687
Distribution fees payable to affiliates	80,863
Audit and tax fees payable	20,235
Trustees’ fees and expenses payable	2,915
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,367
Accounting and administration expenses payable to affiliates	1,418
Legal fees payable to affiliates	803
Reports and statements to shareholders expense payable to affiliates	650

Total liabilities	4,430,598

Total Net Assets	$388,275,128

Net Assets Consist of:
Paid-in capital	$232,149,099
Total distributable earnings (loss)	156,126,029

Total Net Assets	$388,275,128

Net Asset Value:
Standard Class:
Net assets	$56,494,533
Shares of beneficial interest outstanding, unlimited authorization, no par	5,206,865
Net asset value per share	$10.85

Service Class:
Net assets	$331,780,595
Shares of beneficial interest outstanding, unlimited authorization, no par	32,142,288
Net asset value per share	$10.32

[1]Investments, at cost	$253,005,710

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust —

Delaware VIP U.S. Growth Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$1,219,302

Expenses:
Management fees	1,165,296
Distribution expenses – Service Class	459,090
Accounting and administration expenses	49,422
Reports and statements to shareholders	33,358
Audit and tax fees	16,743
Dividend disbursing and transfer agent fees and expenses	14,857
Trustees’ fees and expenses	10,451
Legal fees	9,331
Custodian fees	4,086
Registration fees	4
Other	4,315

1,766,953
Less expenses paid indirectly	(11)

Total operating expenses	1,766,942

Net Investment Loss	(547,640)

Net Realized and Unrealized Gain:
Net realized gain	22,342,605
Net change in unrealized appreciation (depreciation) of investments	25,150,715

Net Realized and Unrealized Gain	47,493,320

Net Increase in Net Assets Resulting from Operations	$46,945,680

Delaware VIP Trust—

Delaware VIP U.S. Growth Series

Statements of changes in net assets

	Six months
	ended
	6/30/20	Year ended
	(Unaudited)	12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(547,640)	$(461,994)
Net realized gain	22,342,605	23,852,476
Net change in unrealized appreciation (depreciation)	25,150,715	62,031,457

Net increase in net assets resulting from operations	46,945,680	85,421,939

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(2,919,568)	(8,687,296)
Service Class	(17,807,060)	(54,735,552)

	(20,726,628)	(63,422,848)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,450,248	6,351,775
Service Class	8,440,316	2,785,831

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	2,919,569	8,687,296
Service Class	17,807,060	54,735,552

	30,617,193	72,560,454

Cost of shares redeemed:
Standard Class	(5,043,047)	(8,398,881)
Service Class	(35,839,196)	(43,121,049)

	(40,882,243)	(51,519,930)

Increase (Decrease) in net assets derived from capital share transactions	(10,265,050)	21,040,524

Net Increase in Net Assets	15,954,002	43,039,615

Net Assets:
Beginning of period	372,321,126	329,281,511

End of period	$388,275,128	$372,321,126

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six months
	ended
	6/30/20[1]				Year ended
	(Unaudited)		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$10.15		$9.57	$11.31	$8.91	$13.31	$13.75

Income (loss) from investment operations:
Net investment income[2]	—	[3]	0.01	0.01	0.01	0.02	0.08
Net realized and unrealized gain (loss)	1.27		2.41	(0.27)	2.49	(0.75)	0.66

Total from investment operations	1.27		2.42	(0.26)	2.50	(0.73)	0.74

Less dividends and distributions from:
Net investment income	—		—	—	—	(0.08)	(0.08)
Net realized gain	(0.57)		(1.84)	(1.48)	(0.10)	(3.59)	(1.10)

Total dividends and distributions	(0.57)		(1.84)	(1.48)	(0.10)	(3.67)	(1.18)

Net asset value, end of period	$10.85		$10.15	$9.57	$11.31	$8.91	$13.31

Total return[4]	13.57%		27.25%	(3.00% )	28.28%	(5.17% )	5.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,494		$53,322	$43,417	$46,908	$47,773	$50,055
Ratio of expenses to average net assets[5]	0.73%		0.73%	0.73%	0.74%	0.74%	0.75%
Ratio of net investment income (loss) to average net assets	(0.05%	)	0.13%	0.08%	0.05%	0.22%	0.56%
Portfolio turnover	39%		33%	40%	25%	22%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six months
	ended
	6/30/20[1]				Year ended
	(Unaudited)	12/31/19	12/31/18		12/31/17	12/31/16		12/31/15
Net asset value, beginning of period	$9.70	$9.24	$11.00		$8.68	$13.07		$13.53

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	(0.02)	(0.02)		(0.02)	—	[3]	0.04
Net realized and unrealized gain (loss)	1.21	2.32	(0.26)		2.44	(0.75)		0.65

Total from investment operations	1.19	2.30	(0.28)		2.42	(0.75)		0.69

Less dividends and distributions from:
Net investment income	—	—	—		—	(0.05)		(0.05)
Net realized gain	(0.57)	(1.84)	(1.48)		(0.10)	(3.59)		(1.10)

Total dividends and distributions	(0.57)	(1.84)	(1.48)		(0.10)	(3.64)		(1.15)

Net asset value, end of period	$10.32	$9.70	$9.24		$11.00	$8.68		$13.07

Total return[4]	13.37%	26.88%[5]	(3.29%	)[5]	28.10%[5]	(5.50%	)[5]	5.08%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$331,781	$318,999	$285,865		$336,676	$316,194		$361,691
Ratio of expenses to average net assets[6]	1.03%	1.03%	1.01%		0.99%	0.99%		1.00%
Ratio of expenses to average net assets prior to fees waived and expenses paid indirectly[6]	1.03%	1.03%	1.03%		1.04%	1.04%		1.05%
Ratio of net investment income (loss) to average net assets	(0.35% )	(0.17% )	(0.20%	)	(0.20% )	(0.03%	)	0.31%
Ratio of net investment income (loss) to average net assets prior to fees waived and expenses paid indirectly	(0.35% )	(0.17% )	(0.22%	)	(0.25% )	(0.08%	)	0.26%
Portfolio turnover	39%	33%	40%		25%	22%		39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust — Delaware VIP U.S. Growth Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

U.S. Growth Series-8

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $11 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Series. For these services, DMC, not the Series, pays JSP fees based on the aggregate average daily net assets of the Series at the following annual rate: 0.39% of the first $500 million; 0.36% of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Series. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $8,147 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $13,446 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020 the Series was charged $5,677 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$138,658,182
Sales	161,652,104

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$253,005,710	$137,041,266	$(2,618,712)	$134,422,554

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investment. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1
Assets:
Common Stock	$380,697,303
Short-Term Investments	6,730,961

Total Value of Securities	$387,428,264

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	143,784	639,633
Service Class	851,058	295,305

Shares issued upon reinvestment of dividends and distributions:
Standard Class	319,078	945,299
Service Class	2,044,439	6,219,949

	3,358,359	8,100,186

Shares redeemed:
Standard Class	(509,289)	(868,468)
Service Class	(3,641,543)	(4,564,819)

	(4,150,832)	(5,433,287)

Net increase (decrease)	(792,473)	2,666,899

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series

Notes to financial statements (continued)

6. Securities Lending (continued)

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series invests in growth stocks (such as those in the financial services sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

U.S. Growth Series-12

Delaware VIP® Trust — Delaware U.S. Growth Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPUSG 22636 (8/20) (1268922)	U.S. Growth Series-13

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Delaware VIP® Trust

Delaware VIP Value Series

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Disclosure of Series expenses	1

Security type / sector allocation and top 10 equity holdings	2

Schedule of investments	3

Statement of assets and liabilities	4

Statement of operations	5

Statements of changes in net assets	5

Financial highlights	6

Notes to financial statements	8

Other Series information	13

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$849.40	0.70%	$3.22
Service Class	1,000.00	848.10	1.00%	4.60
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.38	0.70%	$3.52
Service Class	1,000.00	1,019.89	1.00%	5.02

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.93%
Communication Services	11.49%
Consumer Discretionary	6.74%
Consumer Staples	9.58%
Energy	3.10%
Financials	14.35%
Healthcare	21.16%
Industrials	8.25%
Information Technology	15.64%
Materials	3.35%
Real Estate	2.55%
Utilities	2.72%
Short-Term Investments	1.07%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Lowe’s	3.46%
Conagra Brands	3.45%
Broadcom	3.41%
CVS Health	3.38%
DuPont de Nemours	3.35%
Dollar Tree	3.28%
Oracle	3.27%
Cardinal Health	3.27%
Marsh & McLennan	3.20%
Cisco Systems	3.17%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value

Series Schedule of investments

June 30, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock - 98.93%
Communication Services - 11.49%
AT&T	600,924	$18,165,932
Comcast Class A	482,248	18,798,027
Verizon Communications	388,300	21,406,979
Walt Disney	192,584	21,475,042

		79,845,980

Consumer Discretionary - 6.74%
Dollar Tree †	245,700	22,771,476
Lowe’s	177,800	24,024,336

		46,795,812

Consumer Staples - 9.58%
Archer-Daniels-Midland	536,500	21,406,350
Conagra Brands	680,504	23,933,325
Mondelez International Class A	414,800	21,208,724

		66,548,399

Energy - 3.10%
ConocoPhillips	512,652	21,541,637

		21,541,637

Financials - 14.35%
Allstate	202,000	19,591,980
American International Group	655,500	20,438,490
Bank of New York Mellon	495,300	19,143,345
Marsh & McLennan	206,800	22,204,116
Truist Financial	487,600	18,309,380

		99,687,311

Healthcare - 21.16%
Abbott Laboratories	220,700	20,178,601
Cardinal Health	435,300	22,718,307
Cigna	104,151	19,543,935
CVS Health	361,300	23,473,661
Johnson & Johnson	148,800	20,925,744
Merck & Co.	274,700	21,242,551
Pfizer	577,541	18,885,591

		146,968,390

Industrials - 8.25%
Caterpillar	165,284	20,908,426
Northrop Grumman	57,000	17,524,080
Raytheon Technologies	305,974	18,854,118

		57,286,624

Information Technology - 15.64%
Broadcom	75,000	23,670,750
Cisco Systems	472,800	22,051,392

	Number of shares	Value (US $)

Common Stock (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	357,522	$20,314,400
Intel	332,200	19,875,526
Oracle	411,400	22,738,078

		108,650,146

Materials - 3.35%
DuPont de Nemours	438,283	23,285,976

		23,285,976

Real Estate - 2.55%
Equity Residential	300,900	17,698,938

		17,698,938

Utilities - 2.72%
Edison International	348,000	18,899,880

		18,899,880

Total Common Stock (cost $457,088,542)		687,209,093

Short-Term Investments - 1.07%
Money Market Mutual Funds - 1.07%
BlackRock FedFund - Institutional Shares (seven-day effective yield 0.10%)	1,490,304	1,490,303
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 0.06%)	1,490,304	1,490,304
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 0.15%)	1,490,304	1,490,304
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 0.03%)	1,490,304	1,490,304
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 0.04%)	1,490,304	1,490,304

Total Short-Term Investments (cost $7,451,519)		7,451,519

Total Value of Securities - 100.00% (cost $464,540,061)	$694,660,612

†	Non-income producing security.

GS - Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Value Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$694,660,612
Dividends and interest receivable	899,083
Receivable for series shares sold	13,127

Total assets	695,572,822

Liabilities:
Investment management fees payable	368,188
Payable for series shares redeemed	285,411
Distribution fees payable to affiliates	82,325
Accounting and Administration expenses payable	65,151
Reports and statements to shareholders payable	51,696
Audit and tax fees payable	20,235
Other accrued expenses	8,559
Trustees’ fees and expenses payable to affiliates	5,406
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,346
Accounting and administration expenses payable to affiliates	2,330
Legal fees payable to affiliates	1,488
Reports and statements to shareholders expenses payable to affiliates	1,187

Total liabilities	896,322

Total Net Assets	$694,676,500

Net Assets Consist of:
Paid-in capital	$489,262,245
Total distributable earnings (loss)	205,414,255

Total Net Assets	$694,676,500

Net Asset Value:
Standard Class:
Net assets	$367,800,065
Shares of beneficial interest outstanding, unlimited authorization, no par	15,092,564
Net asset value per share	$24.37

Service Class:
Net assets	$326,876,435
Shares of beneficial interest outstanding, unlimited authorization, no par	13,445,561
Net asset value per share	$24.31

[1] Investments, at cost	$464,540,061

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust —

Delaware VIP Value Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$9,947,455

Expenses:
Management fees	2,270,993
Distribution expenses-Service Class	511,459
Accounting and administration expenses	79,102
Reports and statements to shareholders expenses	30,110
Dividend disbursing and transfer agent fees and expenses	29,738
Trustees’ fees and expenses	20,978
Legal fees	20,796
Audit and tax fees	16,735
Custodian fees	9,320
Registration fees	4
Other	9,107

2,998,342
Less expenses paid indirectly	(1)

Total operating expenses	2,998,341

Net Investment Income	6,949,114

Net Realized and Unrealized Loss:
Net realized loss on investments	(27,210,124)
Net change in unrealized appreciation (depreciation) of investments	(104,185,322)

Net Realized and Unrealized Loss	(131,395,446)

Net Decrease in Net Assets Resulting from Operations	$(124,446,332)

Delaware VIP Trust —

Delaware VIP Value Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19

Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,949,114	$14,318,954
Net realized gain (loss)	(27,210,124)	35,858,393
Net change in unrealized appreciation (depreciation)	(104,185,322)	93,121,390

Net increase (decrease) in net assets resulting from operations	(124,446,332)	143,298,737

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(26,675,996)	(36,693,110)
Service Class	(23,414,377)	(32,088,566)

	(50,090,373)	(68,781,676)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	9,273,187	21,217,326
Service Class	10,264,528	20,861,629

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	26,675,995	36,693,110
Service Class	23,414,377	32,088,566

	69,628,087	110,860,631

Cost of shares redeemed:
Standard Class	(16,822,225)	(45,148,585)
Service Class	(23,490,079)	(37,921,696)

	(40,312,304)	(83,070,281)

Increase in net assets derived from capital share transactions	29,315,783	27,790,350

Net Increase (Decrease) in Net Assets	(145,220,922)	102,307,411

Net Assets:
Beginning of period	839,897,422	737,590,011

End of period	$694,676,500	$839,897,422

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Standard Class
	Six months ended 6/30/20[1] (Unaudited)
		Year ended
		12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$31.09	$28.31	$31.57	$29.25	$28.64	$29.24

Income (loss) from investment operations:
Net investment income[2]	0.27	0.57	0.54	0.48	0.52	0.55
Net realized and unrealized gain (loss)	(5.08)	4.87	(1.29)	3.38	3.39	(0.65)

Total from investment operations	(4.81)	5.44	(0.75)	3.86	3.91	(0.10)

Less dividends and distributions from:
Net investment income	(0.58)	(0.54)	(0.53)	(0.51)	(0.59)	(0.50)
Net realized gain	(1.33)	(2.12)	(1.98)	(1.03)	(2.71)	—

Total dividends and distributions	(1.91)	(2.66)	(2.51)	(1.54)	(3.30)	(0.50)

Net asset value, end of period	$24.37	$31.09	$28.31	$31.57	$29.25	$28.64

Total return[3]	(15.06% )	19.97%	(2.73% )	13.80%	14.65%	(0.41% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$367,800	$440,587	$388,644	$431,874	$439,265	$389,570
Ratio of expenses to average net assets[4]	0.70%	0.69%	0.69%	0.70%	0.70%	0.71%
Ratio of net investment income to average net assets	2.08%	1.92%	1.77%	1.64%	1.87%	1.88%
Portfolio turnover	16%	13%	13%	11%	17%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® VIP Value

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Value Series Service Class
	Six months ended 6/30/20[1] (Unaudited)
		Year ended
		12/31/19	12/31/18		12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$30.95	$28.20	$31.46		$29.15	$28.56	$29.16

Income (loss) from investment operations:
Net investment income[2]	0.23	0.48	0.45		0.41	0.45	0.47
Net realized and unrealized gain (loss)	(5.05)	4.84	(1.28)		3.37	3.37	(0.64)

Total from investment operations	(4.82)	5.32	(0.83)		3.78	3.82	(0.17)

Less dividends and distributions from:
Net investment income	(0.49)	(0.45)	(0.45)		(0.44)	(0.52)	(0.43)
Net realized gain	(1.33)	(2.12)	(1.98)		(1.03)	(2.71)	—

Total dividends and distributions	(1.82)	(2.57)	(2.43)		(1.47)	(3.23)	(0.43)

Net asset value, end of period	$24.31	$30.95	$28.20		$31.46	$29.15	$28.56

Total return[3]	(15.19% )	19.60%	(3.00%	)[4]	13.53% [4]	14.32% [4]	(0.64%	)[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$326,877	$399,310	$348,946		$372,576	$365,855	$304,570
Ratio of expenses to average net assets[5]	1.00%	0.99%	0.97%		0.95%	0.95%	0.96%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%	0.99%	0.99%		1.00%	1.00%	1.01%
Ratio of net investment income to average net assets	1.78%	1.62%	1.49%		1.39%	1.62%	1.63%
Ratio of net investment income to average net assets prior to fees waived	1.78%	1.62%	1.47%		1.34%	1.57%	1.58%
Portfolio turnover	16%	13%	13%		11%	17%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[4]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Trust — Delaware VIP Value Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020, and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares and pays distributions from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earning credits for the six months ended June 30, 2020.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1 under this arrangement.

Value Series-8

Delaware VIP® Value Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $14,262 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $26,833 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $11,289 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$111,047,379
Sales	124,307,817

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$464,540,061	$240,083,537	$(9,962,986)	$230,120,551

Value Series-9

Delaware VIP® Value Series

Notes to financial statements (continued)

3. Investments (continued)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3	–	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Level 1
Securities
Assets:
Common Stock	$687,209,093
Short-Term Investments	7,451,519

Total Value of Securities	$694,660,612

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

Value Series-10

Delaware VIP® Value Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	378,992	709,070
Service Class	431,931	699,745
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,170,000	1,274,509
Service Class	1,028,751	1,117,290

	3,009,674	3,800,614

Shares redeemed:
Standard Class	(629,713)	(1,536,732)
Service Class	(917,067)	(1,287,594)

	(1,546,780)	(2,824,326)

Net increase	1,462,894	976,288

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral

Value Series-11

Delaware VIP® Value Series

Notes to financial statements (continued)

6. Securities Lending (continued)

shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Value Series-12

Delaware VIP® Trust — Delaware VIP Value Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPV 22637 (8/20) (1268922)	Value Series-13

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Delaware VIP® Trust

Delaware VIP Covered Call Strategy Series

(formerly, First Investors Life Series Covered Call Strategy Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Covered Call Strategy Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term capital appreciation.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*

Actual Series return†
Standard Class	$1,000.00	$ 862.70	0.90%	$4.17

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.39	0.90%	$4.52

*“	Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Covered Call Strategy Series-1

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s or a sub-advisor internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	103.25%
Communication Services	8.73%
Consumer Discretionary	9.60%
Consumer Staples	11.23%
Energy	2.98%
Financials	7.45%
Healthcare	11.96%
Industrials	14.16%
Information Technology[1]	35.85%
Materials	1.29%
Exchange-Traded Fund	1.03%
Short-Term Investments	2.22%
Total Value of Securities Before Options Written	106.50%
Options Written	(6.24)%
Liabilities Net of Receivables and Other Assets	(0.26%)
Total Net Assets	100.00%

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Diversified Financial Services, Semiconductors, Software, and Telecommunications. As of June 30, 2020, such amounts, as a percentage of total net assets, were 7.09%, 6.75%, 7.99%, 11.70%, and 2.32%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	7.92%
Apple	7.10%
Home Depot	5.71%
Mastercard Class A	4.60%
BlackRock	4.23%
Broadcom	4.04%
Texas Instruments	3.95%
Alphabet Class A	3.94%
Costco Wholesale	3.88%
Oracle	3.78%

Covered Call Strategy Series-2

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 103.25%
Communication Services – 8.73%
Alphabet Class A †~	500	$709,025
AT&T ~	6,700	202,541
Facebook Class A †~	2,900	658,503

		1,570,069

Consumer Discretionary – 9.60%
Home Depot ~	4,100	1,027,091
TJX ~	6,400	323,584
Whirlpool ~	2,900	375,637

		1,726,312

Consumer Staples – 11.23%
Constellation Brands Class A ~	2,200	384,890
Costco Wholesale ~	2,300	697,383
Mondelez International Class A ~	11,200	572,656
Sysco ~	6,700	366,222

		2,021,151

Energy – 2.98%
Chevron ~	6,000	535,380

		535,380

Financials – 7.45%
BlackRock ~	1,400	761,726
Blackstone Group Class A ~	10,200	577,932

		1,339,658

Healthcare – 11.96%
Bristol-Myers Squibb ~	11,100	652,680
Medtronic ~	7,000	641,900
Merck & Co. ~	6,200	479,446
Stryker ~	2,100	378,399

		2,152,425

Industrials – 14.16%
Boeing ~	2,800	513,240
Caterpillar ~	2,900	366,850
Lockheed Martin ~	1,700	620,364
Raytheon Technologies ~	8,000	492,960
Union Pacific ~	1,700	287,419
United Parcel Service Class B ~	2,400	266,832

		2,547,665

Information Technology – 35.85%
Apple ~	3,500	1,276,800
Broadcom ~	2,300	725,903
Corning ~	16,100	416,990
Mastercard Class A ~	2,800	827,960
Microsoft ~	7,000	1,424,570
Oracle ~	12,300	679,821
Texas Instruments ~	5,600	711,032
Visa Class A ~	2,000	386,340

		6,449,416

	Number of shares	Value (US $)

Common Stock (continued)
Materials – 1.29%
Nucor ~	5,600	$231,896

		231,896

Total Common Stock (cost $15,852,266)		18,573,972

Exchange-Traded Fund – 1.03%
SPDR S&P 500 ETF Trust~	600	185,016

Total Exchange-Traded Fund (cost $151,308)		185,016

Short-Term Investments – 2.22%
Money Market Mutual Funds – 2.22%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	79,973	79,973
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	79,972	79,972
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	79,973	79,973
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	79,973	79,973
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	79,972	79,972

Total Short-Term Investments (cost $399,863)		399,863

Total Value of Securities Before Options Written – 106.50% (cost $16,403,437)		19,158,851

	Number of contracts

Options Written – (6.24%)
Equity Call Options – (6.24%)
Alphabet strike price $1,375, expiration date 1/15/21, notional amount ($275,000)	(2)	(30,520)
Alphabet strike price $1,500, expiration date 9/18/20, notional amount ($450,000)	(3)	(13,905)
Apple strike price $340, expiration date 7/17/20, notional amount ($1,190,000)	(35)	(93,275)

Covered Call Strategy Series-3

Delaware VIP® Covered Call Strategy Series

Schedule of investments (continued)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
AT&T strike price $34, expiration date 1/15/21, notional amount ($227,800)	(67)	$(5,628)
BlackRock strike price $560, expiration date 7/24/20, notional amount ($392,000)	(7)	(7,070)
BlackRock strike price $580, expiration date 9/18/20, notional amount ($406,000)	(7)	(11,690)
Blackstone Group strike price $60, expiration date 9/18/20, notional amount ($192,000)	(32)	(8,240)
Blackstone Group strike price $60, expiration date 1/15/21, notional amount ($420,000)	(70)	(32,375)
Boeing strike price $200, expiration date 10/16/20, notional amount ($240,000)	(12)	(25,500)
Boeing strike price $250, expiration date 10/16/20, notional amount ($400,000)	(16)	(15,080)
Bristol-Myers Squibb strike price $60, expiration date 9/18/20, notional amount ($174,000)	(29)	(8,178)
Bristol-Myers Squibb strike price $65, expiration date 9/18/20, notional amount ($533,000)	(82)	(8,077)
Broadcom strike price $300, expiration date 1/15/21, notional amount ($690,000)	(23)	(94,645)
Caterpillar strike price $115, expiration date 8/21/20, notional amount ($333,500)	(29)	(41,252)
Chevron strike price $90, expiration date 9/18/20, notional amount ($540,000)	(60)	(36,150)
Constellation Brands strike price $180, expiration date 10/16/20, notional amount ($90,000)	(5)	(6,100)
Constellation Brands strike price $200, expiration date 10/16/20, notional amount ($340,000)	(17)	(7,098)
Corning strike price $25, expiration date 8/21/20, notional amount ($95,000)	(38)	(8,265)
Corning strike price $29, expiration date 11/20/20, notional amount ($356,700)	(123)	(16,912)
Costco Wholesale strike price $320, expiration date 7/17/20, notional amount ($736,000)	(23)	(1,484)
Facebook strike price $240, expiration date 1/15/21, notional amount ($696,000)	(29)	(59,087)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Home Depot strike price $260, expiration date 11/20/20, notional amount ($1,066,000)	(41)	$(60,885)
Lockheed Martin strike price $420, expiration date 1/15/21, notional amount ($714,000)	(17)	(20,570)
Mastercard strike price $310, expiration date 1/15/21, notional amount ($868,000)	(28)	(64,470)
Medtronic strike price $110, expiration date 1/15/21, notional amount ($770,000)	(70)	(13,615)
Merck & Co. strike price $85, expiration date 10/16/20, notional amount ($527,000)	(62)	(8,959)
Microsoft strike price $192.50, expiration date 7/24/20, notional amount ($673,750)	(35)	(45,587)
Microsoft strike price $210, expiration date 9/18/20, notional amount ($735,000)	(35)	(29,575)
Mondelez International strike price $55, expiration date 9/18/20, notional amount ($616,000)	(112)	(8,848)
Nucor strike price $40, expiration date 10/16/20, notional amount ($224,000)	(56)	(25,620)
Oracle strike price $55, expiration date 9/18/20, notional amount ($495,000)	(90)	(28,575)
Oracle strike price $57.50, expiration date 9/18/20, notional amount ($189,750)	(33)	(6,749)
Raytheon Technologies strike price $70, expiration date 8/21/20, notional amount ($560,000)	(80)	(11,200)
SPDR S&P 500 ETF Trust strike price $314, expiration date 7/17/20, notional amount ($188,400)	(6)	(2,184)
Stryker strike price $185, expiration date 1/15/21, notional amount ($388,500)	(21)	(35,910)
Sysco strike price $60, expiration date 11/20/20, notional amount ($402,000)	(67)	(30,485)
Texas Instruments strike price $120, expiration date 9/18/20, notional amount ($672,000)	(56)	(66,640)
TJX strike price $60, expiration date 7/17/20, notional amount ($384,000)	(64)	(640)
Union Pacific strike price $180, expiration date 1/15/21, notional amount ($306,000)	(17)	(19,380)

Covered Call Strategy Series-4

Delaware VIP® Covered Call Strategy Series

Schedule of investments (continued)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
United Parcel Service strike price $100, expiration date 7/17/20, notional amount ($240,000)	(24)	$(28,380)
Visa strike price $185, expiration date 1/15/21, notional amount ($370,000)	(20)	(44,450)
Whirlpool strike price $135, expiration date 1/15/21, notional amount ($391,500)	(29)	(39,368)

Total Options Written (premium received $887,587)		(1,122,621)

†	Non-income producing security.
~	All or portion of the security has been pledged as collateral with outstanding options written.

Summary of abbreviations:

ETF – Exchange-Traded Fund

GS – Goldman Sachs

S&P – Standard & Poor’s

SPDR – S&P Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

Covered Call Strategy Series-5

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$19,158,851
Dividends and interest receivable	15,138
Receivable for series shares sold	2,023
Foreign tax reclaims receivable	1,015
Other assets	327

Total assets	19,177,354

Liabilities:
Options written, at value[2]	1,122,621
Other accrued expenses	42,751
Payable for series shares redeemed	16,116
Investment management fees payable	5,050
Accounting and administration expenses payable to affiliates	379
Distribution payable	268
Trustees’ fees and expenses payable	136
Dividend disbursing and transfer agent fees and expenses payable to affiliates	111
Legal fees payable to affiliates	38
Reports and statements to shareholders expenses payable to affiliates	30

Total liabilities	1,187,500

Total Net Assets	$17,989,854

Net Assets Consist of:
Paid-in capital	$18,063,082
Total distributable earnings (loss)	(73,228)

Total Net Assets	$17,989,854

Net Asset Value:
Standard Class:
Net assets	$17,989,854
Shares of beneficial interest outstanding, unlimited authorization, no par	1,705,093
Net asset value per share	$10.55

[1] Investments, at cost	$16,403,437
[2] Premium received	(887,587)

See accompanying notes, which are an integral part of the financial statements.

Covered Call Strategy Series-6

Delaware VIP® Trust —

Delaware VIP Covered Call Strategy Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$239,991

Expenses:
Management fees	69,371
Audit and tax fees	38,261
Accounting and administration expenses	23,297
Reports and statements to shareholders	1,142
Dividend disbursing and transfer agent fees and expenses	805
Trustees’ fees and expenses	541
Legal fees	208
Custodian fees	43
Registration fees	4
Other	1,138

134,810
Less expenses waived	(51,109)
Less expenses paid indirectly	(546)

Total operating expenses	83,155

Net Investment Income	156,836

Net Realized and Unrealized Loss:
Net realized loss on:
Investments	(522,715)
Options written	(833,250)

Net realized loss	(1,355,965)

Net change in unrealized appreciation (depreciation) of:
Investments	(1,486,990)
Options written	(218,778)

Net change in unrealized appreciation (depreciation)	(1,705,768)

Net Realized And Unrealized Loss	(3,061,733)

Net Decrease in Net Assets Resulting from Operations	$(2,904,897)

Delaware VIP Trust—

Delaware VIP Covered Call Strategy Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from
Operations:
Net investment income	$156,836	$296,574
Net realized loss	(1,355,965)	(1,244,255)
Net change in unrealized appreciation (depreciation)	(1,705,768)	4,830,741

Net increase (decrease) in net assets resulting from operations	(2,904,897)	3,883,060

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(297,991)	(214,737)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	675,189	2,910,716

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	297,723	214,737

	972,912	3,125,453

Cost of shares redeemed:
Standard Class	(1,633,962)	(2,299,235)

Increase (Decrease) in net assets derived from capital share transactions	(661,050)	826,218

Net Increase (Decrease) in Net Assets	(3,863,938)	4,494,541

Net Assets:
Beginning of period	21,853,792	17,359,251

End of period	$17,989,854	$21,853,792

See accompanying notes, which are an integral part of the financial statements.

Covered Call Strategy Series-7

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

			Delaware VIP Covered Call Strategy Series Standard Class
	Six months ended 6/30/20[1] (Unaudited)		Year ended			5/2/16[3] to 12/31/16
			12/31/19[2]	12/31/18	12/31/17
Net asset value, beginning of period	$12.45		$10.37	$11.65	$10.53	$10.00

Income (loss) from investment operations:
Net investment income[4]	0.09		0.17	0.16	0.14	0.07
Net realized and unrealized gain (loss)	(1.81)		2.03	(1.31)	1.02	0.46

Total from investment operations	(1.72)		2.20	(1.15)	1.16	0.53

Less dividends and distributions from:
Net investment income	(0.18)		(0.12)	(0.13)	(0.04)	—

Total dividends and distributions	(0.18)		(0.12)	(0.13)	(0.04)	—

Net asset value, end of period	$10.55		$12.45	$10.37	$11.65	$10.53

Total return[5]	(13.73%	)[6]	21.37% [6]	(9.99% )	11.07%	5.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,990		$21,854	$17,359	$11,384	$10,208
Ratio of expenses to average net assets[7]	0.90%		0.92%	0.98%	1.06%	1.73%
Ratio of expenses to average net assets prior to fees waived[7]	1.45%		1.09%	0.98%	1.06%	1.73%
Ratio of net investment income to average net assets	1.69%		1.42%	1.44%	1.26%	0.97%
Ratio of net investment income to average net assets prior to fees waived	1.14%		1.25%	1.44%	1.26%	0.97%
Portfolio turnover	42%		56%	87%	143%	96%	[8]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Covered Call Strategy Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Covered Call Strategy Fund shares.

[3]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[4]	The average shares outstanding method has been applied for per share information.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[6]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[8]	Portfolio turnover is representative of the Series for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Covered Call Strategy Series-8

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Covered Call Strategy Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Covered Call Strategy Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV), as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series invests include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Covered Call Strategy Series-9

Delaware VIP® Covered Call Strategy Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $546 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $250 million of average daily net assets of the Series, 0.72% on the next $250 million, 0.69% on the next $250 million, 0.66% on the next $500 million, 0.64% on the next $500 million, 0.62% on the next $500 million, and 0.60% on average daily net assets in excess of $2.25 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.90% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Ziegler Capital Management, LLC (ZCM) furnishes investment sub-advisory services to the Series. For these services, DMC, not the Series, pays ZCM a fee, which is based on the aggregate average daily net assets at the rates of 0.27% on the first $500 million, 0.25% on the next $500 million, and 0.20% on average daily net assets in excess of $1 billion of the Series, Delaware Covered Call Strategy Fund, and Delaware Premium Income Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $2,306 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $694 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $292 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Covered Call Strategy Series-10

Delaware VIP® Covered Call Strategy Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$8,160,914
Sales	9,586,873

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Series were as follows:

Cost of Investments and Derivatives	Aggregate Unrealized Appreciation of Investments and Derivatives	Aggregate Unrealized Depreciation of Investments and Derivatives	Net Unrealized Appreciation of Investments and Derivatives
$15,515,850	$3,428,284	$(907,904)	$2,520,380

At Dec. 31, 2019, capital loss carryforwards available to offset future realized gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,367,308	$—	$1,367,308

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Covered Call Strategy Series-11

Delaware VIP® Covered Call Strategy Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1
Assets:
Common Stock	$18,573,972
Exchange-Traded Fund	185,016
Short-Term Investments	399,863

Total Value of Securities	$19,158,851

Liabilities:
Options Written	$(1,122,621)

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	64,826	256,899
Shares issued upon reinvestment of dividends and distributions:
Standard Class	30,504	19,139

	95,330	276,038

Shares redeemed:
Standard Class	(145,594)	(194,764)

Net increase (decrease)	(50,264)	81,274

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Options Contracts – The Series may enter into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Series on

Covered Call Strategy Series-12

Delaware VIP® Covered Call Strategy Series

Notes to financial statements (continued)

6. Derivatives (continued)

the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended June 30, 2020, the Series used options contracts to manage the Series’ exposure to changes in securities prices caused by interest rates or market conditions, to protect the value of portfolio securities, and to receive premiums for writing options.

Fair values of derivative instruments as of June 30, 2020 were as follows:

Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Equity Contracts
Options written, at value	$(1,122,621)

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2020 was as follows:

Net Realized Gain (Loss) on:
Options Written
Equity contracts	$(833,250)

Net Change in Unrealized Appreciation (Depreciation) of:
Options Written
Equity contracts	$(218,778)

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2020:

	Long Derivatives Volume	Short Derivatives Volume
Options contracts (average notional value)*	$ –	$940,488

*Long represents purchased options and short represents written options.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development

Covered Call Strategy Series-13

Delaware VIP® Covered Call Strategy Series

Notes to financial statements (continued)

7. Securities Lending (continued)

(OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Covered Call Strategy Series-14

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

Covered Call Strategy Series-15

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series

Other Series information (Unaudited)

Board consideration of Sub-Advisory Agreements for Delaware VIP® Covered Call Strategy Series at a meeting held February 26-27, 2020

At a meeting held on Feb. 26-27, 2020, the Board of Trustees (the “Board”) of Delaware VIP Covered Call Strategy Series (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Ziegler Capital Management LLC (“Ziegler”).

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about Ziegler, including its personnel, operations, and financial condition, which had been provided by Ziegler. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by Ziegler; information concerning Ziegler’s organizational structure and the experience of their key investment management personnel; copies of Ziegler’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to Ziegler; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by Ziegler, the Board specifically considered that the Sub-advisory Agreement contains substantively identical provisions to those in the prior Ziegler sub-advisory agreement for the Fund. The Board reviewed materials provided by Ziegler in response to written questions from the Board regarding, among other things, its experience and the qualifications of its personnel, and placed weight on Ziegler’s representation that there were no planned changes with respect to Ziegler’s personnel responsible for security selection and portfolio management of the Fund’s assets managed by Ziegler as a result of the Transaction.

The quality of the services of Ziegler was also considered primarily in respect to the investment performance of the Fund. The Board was also satisfied with the adherence by Ziegler with the investment policies and restrictions of the Fund, as well as its adherence to various compliance and other procedures for the Fund. Based upon these considerations, the Board determined that the nature, extent, and quality of the services to be provided by Ziegler under the Sub-advisory Agreement would be satisfactory.

Investment performance. With respect to the appointment of Ziegler for the Fund, the Board reviewed information on prior performance for Ziegler. The Board evaluated and found satisfactory the investment performance information provided. As noted above, the Board placed weight on Ziegler’s representation that there are no planned changes with respect to the Ziegler personnel currently responsible for security selection and portfolio management of the Funds in connection with the Transaction. The Board believed such information and analysis evidenced the benefits to the Fund of retaining Ziegler as a sub-advisor and the high quality of portfolio management services expected to be provided by Ziegler under the Sub-advisory Agreement.

Sub-advisory fees. The Board considered the fees in light of the nature, extent, and quality of the sub-advisory services to be provided by Ziegler. The Board noted that the sub-advisory fees are paid by DMC to Ziegler and are not additional fees borne by the Fund. The Board was provided with a description of the fees to be charged by Ziegler under the Sub-advisory Agreement, which showed them to be identical to the sub-advisory fees from the existing Ziegler sub-advisory agreement for the Fund. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to Ziegler based on a projection of allocations given certain historical investment trends. The Board concluded that, in light of the quality and extent of the services to be provided, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about Ziegler’s profitability from its relationship with the Fund was not available because it had just recently begun to provide services to the Fund. The Board noted DMC’s affirmation that its profitability is not expected to be impacted as a result of the new sub-advisory agreement with Ziegler because the fee schedule will be the same as the existing Ziegler sub-advisory agreement. With regard to potential fall-out benefits derived or to be derived by the Ziegler and its affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the Ziegler, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds. The Board also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, their effective investment management fee rate declines. Accordingly, the Board did not expect possible fall-out benefits and economies of scale under the Sub-advisory Agreement to be significantly different than those considered when the Board initially appointed Ziegler as the Fund’s sub-advisor.

Covered Call Strategy Series-16

Delaware VIP® Trust — Delaware VIP Covered Call Strategy Series

Other Series information (Unaudited)

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPCCS 22638 (8/20) (1273672)	Covered Call Strategy Series-17

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Delaware VIP® Trust Delaware VIP Equity Income Series (formerly, First Investors Life Series Equity Income Fund) June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Equity Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Equity Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek total return.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*

Actual Series return†
Standard Class	$1,000.00	$ 842.80	0.80%	$3.67

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.89	0.80%	$4.02

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Equity Income Series-1

Delaware VIP® Trust — Delaware VIP Equity Income Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets
Common Stock	98.95%
Communication Services	11.87%
Consumer Discretionary	6.01%
Consumer Staples	9.31%
Energy	2.85%
Financials	14.96%
Healthcare	20.86%
Industrials	8.83%
Information Technology	15.50%
Materials	3.04%
Real Estate	2.95%
Utilities	2.77%
Short-Term Investments	0.80%
Total Value of Securities	99.75%
Receivables and Other Assets Net of Liabilities	0.25%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Oracle	3.22%
Broadcom	3.18%
Archer-Daniels-Midland	3.15%
Verizon Communications	3.14%
Conagra Brands	3.13%
Caterpillar	3.13%
Allstate	3.10%
Merck & Co.	3.10%
Cisco Systems	3.09%
Intel	3.07%

Equity Income Series-2

Delaware VIP® Trust — Delaware VIP Equity Income Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of	Value
	shares	(US $)

Common Stock – 98.95%
Communication Services – 11.87%
AT&T	95,100	$2,874,873
Comcast Class A	76,868	2,996,315
Verizon Communications	58,200	3,208,566
Walt Disney	27,343	3,049,018

		12,128,772

Consumer Discretionary – 6.01%
Dollar Tree †	32,600	3,021,368
Lowe’s	23,100	3,121,272

		6,142,640

Consumer Staples – 9.31%
Archer-Daniels-Midland	80,600	3,215,940
Conagra Brands	91,000	3,200,470
Mondelez International Class A	60,600	3,098,478

		9,514,888

Energy – 2.85%
ConocoPhillips	69,300	2,911,986

		2,911,986

Financials – 14.96%
Allstate	32,700	3,171,573
American International Group	96,000	2,993,280
Bank of New York Mellon	78,100	3,018,565
Marsh & McLennan	28,800	3,092,256
Truist Financial	80,100	3,007,755

		15,283,429

Healthcare – 20.86%
Abbott Laboratories	34,200	3,126,906
Cardinal Health	58,900	3,073,991
Cigna	15,800	2,964,870
CVS Health	47,500	3,086,075
Johnson & Johnson	21,400	3,009,482
Merck & Co.	41,000	3,170,530
Pfizer	88,300	2,887,410

		21,319,264

Industrials – 8.83%
Caterpillar	25,279	3,197,793
Northrop Grumman	9,400	2,889,936
Raytheon Technologies	47,559	2,930,586

		9,018,315

Information Technology – 15.50%
Broadcom	10,300	3,250,783
Cisco Systems	67,700	3,157,528

	Number of	Value
	shares	(US $)

Common Stock (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	52,920	$3,006,914
Intel	52,400	3,135,092
Oracle	59,600	3,294,092

		15,844,409

Materials – 3.04%
DuPont de Nemours	58,400	3,102,792

		3,102,792

Real Estate – 2.95%
Equity Residential	51,300	3,017,466

		3,017,466

Utilities – 2.77%
Edison International	52,200	2,834,982

		2,834,982

Total Common Stock (cost $101,313,061)		101,118,943

Short-Term Investments – 0.80%
Money Market Mutual Funds – 0.80%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	164,480	164,480
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	164,481	164,481
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	164,480	164,480
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	164,480	164,480
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	164,480	164,480

Total Short-Term Investments (cost $822,401)		822,401

Total Value of Securities – 99.75% (cost $102,135,462)	$101,941,344

† Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Equity Income Series-3

Delaware VIP® Trust — Delaware VIP Equity Income Series
Statement of assets and liabilities	June 30, 2020	(Unaudited)

Assets:
Investments, at value[1]	$101,941,344
Receivable for securities sold	409,002
Dividends and interest receivable	137,214
Receivable for series shares sold	3,519
Prepaid expenses	164
Other assets	4,022

Total assets	102,495,265

Liabilities:
Payable for securities purchased	139,190
Investment management fees payable	55,559
Payable for series shares redeemed	40,905
Accounting and administration expenses payable to non-affiliates	23,878
Audit and tax fees payable	19,047
Reports and statements to shareholders payable to non-affiliates	18,110
Trustees’ fees and expenses payable	797
Dividend disbursing and transfer agent fees and expenses payable to affiliates	641
Accounting and administration expenses payable to affiliates	623
Legal fees payable to affiliates	220
Reports and statements to shareholders payable to affiliates	175

Total liabilities	299,145

Total Net Assets	$102,196,120

Net Assets Consist of:
Paid-in capital	$105,134,032
Total distributable earnings (loss)	(2,937,912)

Total Net Assets	$102,196,120

Net Asset Value:
Standard Class:
Net assets	$102,196,120
Shares of beneficial interest outstanding, unlimited authorization, no par	7,498,864
Net asset value per share	$13.63

[1] Investments, at cost	$102,135,462

See accompanying notes, which are an integral part of the financial statements.

Equity Income Series-4

Delaware VIP® Trust —

Delaware VIP Equity Income Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$1,531,537

Expenses:
Management fees	347,430
Audit and tax fees	38,726
Accounting and administration expenses	29,164
Reports and statements to shareholders	7,515
Dividend disbursing and transfer agent fees and expenses	4,507
Trustees’ fees and expenses	3,139
Custodian fees	948
Legal fees	800
Registration fees	4
Other	1,537

433,770
Less expenses waived	(7,505)
Less expenses paid indirectly	(1,265)

Total operating expenses	425,000

Net Investment Income	1,106,537

Net Realized and Unrealized Loss:
Net realized loss on investments	(3,765,796)
Net change in unrealized appreciation (depreciation) of investments	(17,211,169)

Net Realized And Unrealized Loss	(20,976,965)

Net Decrease in Net Assets Resulting from Operations	$(19,870,428)

Delaware VIP Trust—

Delaware VIP Equity Income Series

Statements of changes in net assets

	Six months
	ended
	6/30/20	Year ended
	(Unaudited)	12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,106,537	$2,436,375
Net realized gain (loss)	(3,765,796)	24,884,776
Net change in unrealized appreciation (depreciation)	(17,211,169)	(2,271,056)

Net increase (decrease) in net assets resulting from operations	(19,870,428)	25,050,095

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(27,090,760)	(14,210,932)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	828,981	1,919,221

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	27,090,760	14,210,932

	27,919,741	16,130,153

Cost of shares redeemed:
Standard Class	(7,022,335)	(12,594,141)

Increase in net assets derived from capital share transactions	20,897,406	3,536,012

Net Increase (Decrease) in Net Assets	(26,063,782)	14,375,175

Net Assets:
Beginning of period	128,259,902	113,884,727

End of period	$102,196,120	$128,259,902

See accompanying notes, which are an integral part of the financial statements.

Equity Income Series-5

Delaware VIP® Trust — Delaware VIP Equity Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Equity Income Series Standard Class
	Six months
	ended
	6/30/20[1]				Year ended
	(Unaudited)		12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$22.37		$20.61	$23.64	$21.36	$20.01	$21.29

Income (loss) from investment operations:
Net investment income[3]	0.17		0.41	0.66	0.40	0.42	0.40
Net realized and unrealized gain (loss)	(4.01)		3.94	(2.57)	2.81	2.03	(0.58)

Total from investment operations	(3.84)		4.35	(1.91)	3.21	2.45	(0.18)

Less dividends and distributions from:
Net investment income	(0.48)		(0.68)	(0.43)	(0.42)	(0.40)	(0.35)
Net realized gain	(4.42)		(1.91)	(0.69)	(0.51)	(0.70)	(0.75)

Total dividends and distributions	(4.90)		(2.59)	(1.12)	(0.93)	(1.10)	(1.10)

Net asset value, end of period	$13.63		$22.37	$20.61	$23.64	$21.36	$20.01

Total return[4]	(15.72%	)[5]	22.71%[5]	(8.42% )	15.52%	13.28%	(1.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$102,196		$128,260	$113,885	$129,994	$116,685	$107,016
Ratio of expenses to average net assets[6]	0.80%		0.82%	0.81%	0.80%	0.81%	0.81%
Ratio of expenses to average net assets prior to fees waived[6]	0.81%		0.82%	0.81%	0.80%	0.81%	0.81%
Ratio of net investment income to average net assets	2.07%		1.96%	2.92%	1.81%	2.09%	1.97%
Ratio of net investment income to average net assets prior to fees waived	2.06%		1.96%	2.92%	1.81%	2.09%	1.97%
Portfolio turnover	14%		118%[7]	50%	18%	20%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Equity Income Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Equity Income Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Equity Income Series-6

Delaware VIP® Trust — Delaware VIP Equity Income Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Equity Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Equity Income Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1,265 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing

Equity Income Series-7

Delaware VIP® Equity Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2020.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.80% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $3,822 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $4,009 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $1,685 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Equity Income Series-8

Delaware VIP® Equity Income Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$15,495,579
Sales	19,876,420

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Appreciation of Investments
$102,135,462	$8,330,418	$(8,524,536)	$(194,118)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1
Assets:
Common Stock	$101,118,943
Short-Term Investments	822,401

Total Value of Securities	$101,941,344

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

Equity Income Series-9

Delaware VIP® Equity Income Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months	Year
	ended	ended
	6/30/20	12/31/19
Shares sold:
Standard Class	51,078	92,878
Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,118,120	716,277

	2,169,198	809,155

Shares redeemed:
Standard Class	(404,368)	(599,970)

Net increase	1,764,830	209,185

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the

Equity Income Series-10

Delaware VIP® Equity Income Series

Notes to financial statements (continued)

borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Equity Income Series-11

Delaware VIP® Trust — Delaware VIP Equity Income Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12- month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPEI 22639 (8/20) (1273672)	Equity Income Series-12

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Delaware VIP® Trust

Delaware VIP Fund for Income Series

(formerly, First Investors Life Series Fund for Income)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Fund for Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Fund for Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek high current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$973.90	0.83%	$4.07
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.74	0.83%	$4.17

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Fund for Income Series-1

Delaware VIP® Trust — Delaware VIP Fund for Income Series

Security type / country and sector allocations

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets

Convertible Bond	0.88%

Corporate Bonds	86.41%

Banking	4.73%

Basic Industry	9.49%

Capital Goods	6.34%

Communications	10.10%

Consumer Cyclical	7.53%

Consumer Non-Cyclical	4.47%

Energy	8.81%

Financial Services	1.76%

Healthcare	6.48%

Insurance	2.03%

Media	9.26%

Real Estate Investment Trusts	0.68%

Services	2.48%

Technology	6.20%

Transportation	2.36%

Utilities	3.69%

Loan Agreements	7.61%

Short-Term Investments	5.96%

Total Value of Securities	100.86%

Liabilities Net of Receivables and Other Assets	(0.86%)

Total Net Assets	100.00%

Fund for Income Series-2

Delaware VIP® Trust — Delaware VIP Fund for Income Series

Schedule of investments

June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Convertible Bond – 0.88%
Energy – 0.88%
Cheniere Energy 144A 4.875% exercise price $93.64, maturity date 5/28/21 #T	815,000	$826,981

Total Convertible Bond (cost $825,800)		826,981

Corporate Bonds – 86.41%
Banking – 4.73%
Ally Financial 8.00% 11/1/31	450,000	581,669
Citizens Financial Group 5.65%µy	405,000	411,581
Credit Suisse Group
144A 6.25%#µy	200,000	209,216
144A 7.50%#µy	225,000	242,982
Deutsche Bank 6.00%µy	800,000	662,160
Popular 6.125% 9/14/23	1,235,001	1,251,851
Royal Bank of Scotland Group 8.625%µy	825,000	859,625
Truist Financial 4.95%µy	205,000	210,125

		4,429,209

Basic Industry – 9.49%
Allegheny Technologies
5.875% 12/1/27	180,000	167,711
7.875% 8/15/23	475,000	487,519
Blue Cube Spinco 10.00% 10/15/25	175,000	182,419
Cemex 144A 7.375% 6/5/27 #	265,000	269,903
First Quantum Minerals
144A 7.25% 4/1/23 #	300,000	288,395
144A 7.50% 4/1/25 #	520,000	498,740
Freeport-McMoRan 5.45% 3/15/43	983,000	966,667
Hudbay Minerals
144A 7.25% 1/15/23 #	175,000	173,013
144A 7.625% 1/15/25 #	125,000	120,013
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	234,000	239,706
Kraton Polymers 144A 7.00% 4/15/25 #	505,000	509,297
M/I Homes 4.95% 2/1/28	613,000	611,084
Mattamy Group
144A 4.625% 3/1/30 #	145,000	139,449
144A 5.25% 12/15/27 #	405,000	404,241
New Gold
144A 6.375% 5/15/25 #	110,000	111,501
144A 7.50% 7/15/27 #	175,000	181,202
Novelis 144A 5.875% 9/30/26 #	225,000	225,263
Olin 5.00% 2/1/30	240,000	212,956
PolyOne 144A 5.75% 5/15/25 #	682,000	702,886
PowerTeam Services 144A 9.033% 12/4/25 #	620,000	635,112
Standard Industries
144A 4.375% 7/15/30 #	190,000	188,516
144A 5.375% 11/15/24 #	180,000	185,511

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Tms International Holding 144A 7.25% 8/15/25 #	310,000	$254,200
Tronox 144A 6.50% 4/15/26 #	350,000	328,090
WESCO Distribution 144A 7.25% 6/15/28 #	590,000	623,671
WR Grace & Co. 144A 4.875% 6/15/27 #	175,000	178,155

		8,885,220

Capital Goods – 6.34%
ARD Finance 144A PIK 6.50% 6/30/27 #	425,000	421,203
Ardagh Packaging Finance 144A 5.25% 8/15/27 #	400,000	393,324
Berry Global
144A 4.875% 7/15/26 #	250,000	254,011
144A 5.625% 7/15/27 #	300,000	309,197
Bombardier
144A 7.50% 12/1/24 #	275,000	179,466
144A 7.875% 4/15/27 #	260,000	170,738
Gates Global 144A 6.25% 1/15/26 #	333,000	330,363
Greif 144A 6.50% 3/1/27 #	200,000	204,037
Griffon 5.75% 3/1/28	505,000	499,950
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	176,000	173,248
Terex 144A 5.625% 2/1/25 #	265,000	242,475
Titan Acquisition 144A 7.75% 4/15/26 #	180,000	170,848
TransDigm
5.50% 11/15/27	535,000	468,507
144A 6.25% 3/15/26 #	706,000	706,777
144A 8.00% 12/15/25 #	90,000	94,983
United Rentals North America 5.25% 1/15/30	885,000	915,811
Vertical Holdco 144A 7.625% 7/15/28 #	200,000	200,000
Vertical US Newco 144A 5.25% 7/15/27 #	200,000	200,000

		5,934,938

Communications – 10.10%
Altice France Holding
144A 6.00% 2/15/28 #	725,000	689,660
144A 10.50% 5/15/27 #	500,000	552,963
C&W Senior Financing 144A 6.875% 9/15/27 #	633,000	628,819
CenturyLink 144A 5.125% 12/15/26 #	765,000	764,277
Cincinnati Bell 144A 7.00% 7/15/24 #	300,000	306,935
Consolidated Communications 6.50% 10/1/22	815,000	753,366
Frontier Communications 144A 8.00% 4/1/27 #‡	1,014,000	1,030,913

Fund for Income Series-3

Delaware VIP® Fund for Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Level 3 Financing
144A 4.25% 7/1/28 #	535,000	$536,969
5.375% 8/15/22	63,000	63,050
Qwest 7.25% 9/15/25	225,000	255,526
Sprint
7.625% 3/1/26	450,000	532,208
7.875% 9/15/23	985,000	1,110,583
Sprint Capital 8.75% 3/15/32	175,000	250,336
T-Mobile USA
5.125% 4/15/25	200,000	205,123
6.50% 1/15/24	50,000	51,241
Uniti Group 144A 7.875% 2/15/25 #	538,000	546,950
Vodafone Group 7.00% 4/4/79 µ	355,000	416,401
Zayo Group Holdings 144A 6.125% 3/1/28 #	785,000	764,763

		9,460,083

Consumer Cyclical – 7.53%
Allison Transmission 144A 5.875% 6/1/29 #	410,000	427,591
Boyd Gaming
144A 4.75% 12/1/27 #	505,000	434,472
144A 8.625% 6/1/25 #	190,000	198,906
Colt Merger Sub
144A 6.25% 7/1/25 #	475,000	472,483
144A 8.125% 7/1/27 #	510,000	497,250
Ford Motor
8.50% 4/21/23	350,000	370,781
9.00% 4/22/25	110,000	119,144
Ford Motor Credit
4.542% 8/1/26	270,000	258,863
5.584% 3/18/24	240,000	242,824
5.875% 8/2/21	225,000	227,637
KFC Holding 144A 5.00% 6/1/24 #	150,000	153,203
L Brands
144A 6.875% 7/1/25 #	335,000	346,725
144A 9.375% 7/1/25 #	200,000	200,750
MGM Growth Properties Operating Partnership 5.75% 2/1/27	315,000	323,368
MGM Resorts International
5.75% 6/15/25	415,000	411,632
6.00% 3/15/23	200,000	202,521
Murphy Oil USA 4.75% 9/15/29	1,013,000	1,038,138
Scientific Games International 144A 8.25% 3/15/26 #	460,000	409,034
Stars Group Holdings 144A 7.00% 7/15/26 #	150,000	158,465
William Carter 144A 5.50% 5/15/25 #	545,000	563,053

		7,056,840

Consumer Non-Cyclical – 4.47%
JBS USA LUX 144A 5.50% 1/15/30 #	625,000	641,681

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS USA LUX 144A 5.875% 7/15/24 #	100,000	$101,531
Kraft Heinz Foods
144A 3.875% 5/15/27 #	440,000	460,389
5.00% 7/15/35	240,000	264,266
5.20% 7/15/45	400,000	434,258
Pilgrim’s Pride 144A 5.875% 9/30/27 #	495,000	496,245
Post Holdings
144A 5.50% 12/15/29 #	250,000	258,953
144A 5.75% 3/1/27 #	400,000	415,162
Spectrum Brands
144A 5.00% 10/1/29 #	520,000	515,351
144A 5.50% 7/15/30 #	130,000	130,487
US Foods 144A 6.25% 4/15/25 #	459,000	469,041

		4,187,364

Energy – 8.81%
Continental Resources 5.00% 9/15/22	505,000	497,710
Crestwood Midstream Partners
5.75% 4/1/25	220,000	190,715
6.25% 4/1/23	250,000	223,151
DCP Midstream Operating
3.875% 3/15/23	250,000	243,277
5.125% 5/15/29	175,000	167,421
EQM Midstream Partners 144A 6.50% 7/1/27 #	345,000	354,256
Genesis Energy
5.625% 6/15/24	100,000	87,365
6.50% 10/1/25	250,000	214,529
Murphy Oil 5.875% 12/1/27	740,000	651,896
NuStar Logistics
5.625% 4/28/27	350,000	339,103
6.00% 6/1/26	350,000	343,600
Occidental Petroleum
2.70% 8/15/22	570,000	531,693
2.70% 2/15/23	525,000	481,031
3.50% 8/15/29	260,000	191,334
PDC Energy 6.125% 9/15/24	488,000	455,619
Precision Drilling
6.50% 12/15/21	40,736	38,032
144A 7.125% 1/15/26 #	150,000	92,034
Southwestern Energy
6.20% 1/23/25	300,000	257,808
7.50% 4/1/26	100,000	87,845
7.75% 10/1/27	335,000	292,507
Sunoco 4.875% 1/15/23	300,000	296,593
Targa Resources Partners
5.375% 2/1/27	325,000	314,377
6.50% 7/15/27	535,000	537,675
Transocean 144A 7.25% 11/1/25 #	365,000	204,400
Western Midstream Operating 4.75% 8/15/28	490,000	471,625

Fund for Income Series-4

Delaware VIP® Fund for Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
WPX Energy
5.25% 10/15/27	535,000	$500,694
5.875% 6/15/28	190,000	182,400

		8,248,690

Financial Services – 1.76%
AerCap Holdings 5.875% 10/10/79 µ	315,000	224,058
AerCap Ireland Capital DAC 6.50% 7/15/25	465,000	487,663
DAE Funding
144A 4.50% 8/1/22 #	130,000	124,230
144A 5.75% 11/15/23 #	851,000	813,679

		1,649,630

Healthcare – 6.48%
Bausch Health 144A 6.25% 2/15/29 #	685,000	689,709
Centene 4.625% 12/15/29	305,000	323,687
CHS 144A 8.00% 3/15/26 #	530,000	501,486
Encompass Health 4.75% 2/1/30	670,000	640,982
Hadrian Merger Sub 144A 8.50% 5/1/26 #	504,000	458,106
HCA
5.375% 2/1/25	325,000	349,068
5.875% 2/15/26	125,000	137,371
5.875% 2/1/29	355,000	402,320
Jaguar Holding II
144A 4.625% 6/15/25 #	240,000	244,698
144A 5.00% 6/15/28 #	435,000	446,147
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	490,000	498,881
Surgery Center Holdings 144A 10.00% 4/15/27 #	235,000	235,837
Tenet Healthcare
144A 6.25% 2/1/27 #	495,000	492,832
6.875% 11/15/31	220,000	197,683
8.125% 4/1/22	425,000	447,015

		6,065,822

Insurance – 2.03%
GTCR AP Finance 144A 8.00% 5/15/27 #	156,000	161,137
HUB International 144A 7.00% 5/1/26 #	911,000	911,916
USI 144A 6.875% 5/1/25 #	821,000	830,741

		1,903,794

Media – 9.26%
Altice Financing 144A 5.00% 1/15/28 #	320,000	318,386
CCO Holdings
144A 4.50% 8/15/30 #	1,065,000	1,090,725
144A 5.375% 6/1/29 #	480,000	506,947
Clear Channel Worldwide Holdings 9.25% 2/15/24	406,000	377,676
Connect Finco 144A 6.75% 10/1/26 #	1,045,000	989,510

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
CSC Holdings
144A 5.375% 7/15/23 #	750,000	$761,400
144A 5.75% 1/15/30 #	280,000	292,851
144A 7.50% 4/1/28 #	225,000	246,185
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	535,000	495,124
Gray Television
144A 5.875% 7/15/26 #	275,000	274,605
144A 7.00% 5/15/27 #	210,000	215,807
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	310,000	316,724
Netflix
4.375% 11/15/26	100,000	104,248
4.875% 4/15/28	300,000	321,270
144A 4.875% 6/15/30 #	60,000	64,264
Nexstar Broadcasting 144A 5.625% 7/15/27 #	660,000	661,670
Radiate Holdco 144A 6.625% 2/15/25 #	475,000	474,456
Sirius XM Radio 144A 4.125% 7/1/30 #	435,000	430,741
Terrier Media Buyer 144A 8.875% 12/15/27 #	440,000	422,950
VTR Finance 144A 6.875% 1/15/24 #	305,000	311,991

		8,677,530

Real Estate Investment Trusts – 0.68%
HAT Holdings I
144A 5.25% 7/15/24 #	200,000	204,396
144A 6.00% 4/15/25 #	410,000	430,244

		634,640

Services – 2.48%
Clean Harbors 144A 5.125% 7/15/29 #	295,000	306,828
Gartner 144A 4.50% 7/1/28 #	395,000	400,609
GFL Environmental 144A 4.25% 6/1/25 #	450,000	454,781
Prime Security Services Borrower
144A 5.75% 4/15/26 #	530,000	550,453
144A 6.25% 1/15/28 #	650,000	614,048

		2,326,719

Technology – 6.20%
Banff Merger Sub 144A 9.75% 9/1/26 #	530,000	534,537
Camelot Finance 144A 4.50% 11/1/26 #	445,000	444,929
CDW 5.00% 9/1/25	250,000	257,839
CommScope Technologies 144A 5.00% 3/15/27 #	430,000	388,595
Iron Mountain
144A 5.25% 3/15/28 #	460,000	458,765
144A 5.25% 7/15/30 #	305,000	299,609
5.75% 8/15/24	225,000	227,861
Microchip Technology 144A 4.25% 9/1/25 #	695,000	701,390
Open Text 144A 3.875% 2/15/28 #	155,000	149,502

Fund for Income Series-5

Delaware VIP® Fund for Income Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Open Text Holdings 144A 4.125% 2/15/30 #	662,000	$651,967
Science Applications International 144A 4.875% 4/1/28 #	475,000	474,325
SS&C Technologies 144A 5.50% 9/30/27 #	665,000	680,258
Verscend Escrow 144A 9.75% 8/15/26 #	495,000	534,761

		5,804,338

Transportation – 2.36%
Delta Air Lines
144A 7.00% 5/1/25 #	455,000	470,160
7.375% 1/15/26	630,000	610,139
Mileage Plus Holdings 144A 6.50% 6/20/27 #	310,000	311,550
Southwest Airlines 5.125% 6/15/27	260,000	269,938
Stena International 144A 6.125% 2/1/25 #	200,000	191,625
VistaJet Malta Finance 144A 10.50% 6/1/24 #	400,000	361,042

		2,214,454

Utilities – 3.69%
AES 6.00% 5/15/26	150,000	157,097
Calpine 144A 5.25% 6/1/26 #	505,000	511,371
Pacific Gas and Electric 6.05% 3/1/34 ‡	795,000	949,210
PG&E 5.25% 7/1/30	955,000	962,162
Vistra Operations
144A 5.00% 7/31/27 #	255,000	259,526
144A 5.50% 9/1/26 #	61,000	62,589
144A 5.625% 2/15/27 #	540,000	555,358

		3,457,313

Total Corporate Bonds (cost $81,751,205)		80,936,584

Loan Agreements – 7.61%
Air Medical Group Holdings 4.25% (LIBOR03M + 3.25%) 4/28/22 •	532,589	513,949
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 •	686,000	687,715
Apro 5.00% (LIBOR01M + 4.00%) 11/14/26 •	212,297	208,582
Blue Ribbon 1st Lien 5.00% (LIBOR01M + 4.00%) 11/15/21 •	116,000	99,760
Boxer Parent TBD 10/2/25 X	144,856	137,510
BW Gas & Convenience Holdings 6.43% (LIBOR01M + 6.25%) 11/18/24 •	103,910	101,832
BWay Holding 4.561% (LIBOR03M + 3.25%) 4/3/24 •	314,190	283,714
Calpine 2.43% (LIBOR01M + 2.25%) 1/15/24 •	66,980	64,790

	Principal amount°	Value (US $)

Loan Agreements (continued)
Granite US Holdings Tranche B 6.322% (LIBOR06M + 5.25%) 9/30/26 •	482,614	$424,700
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/11/27 •	500,000	489,166
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%) 2/14/25 •	535,000	512,262
Kronos 2nd Lien 9.25% (LIBOR01M + 8.25%) 11/1/24 •	513,000	513,275
LCPR Loan Financing 5.185% (LIBOR01M + 5.00%) 10/15/26 •	207,000	206,482
Merrill Communications Tranche B 1st Lien 6.195% (LIBOR06M + 5.00%) 10/5/26 •	353,225	347,927
Scientific Games International Tranche B-5 3.476% (LIBOR01M + 2.75%) 8/14/24 •	265,406	235,283
Stars Group Holdings 3.808% (LIBOR03M + 3.50%) 7/10/25 •	282,485	281,499
Surgery Center Holdings 4.25% (LIBOR01M + 3.25%) 9/2/24 •	531,633	471,492
Terrier Media Buyer 4.428% (LIBOR01M + 4.25%) 12/17/26 •	513,420	491,600
The Ultimate Software Group Tranche 2 TBD 5/3/27 X	678,000	691,136
Verscend Holding Tranche B 4.678% (LIBOR01M + 4.50%) 8/27/25 •	370,173	360,918

Total Loan Agreements (cost $7,210,698)		7,123,592

	Number of shares

Short-Term Investments – 5.96%
Money Market Mutual Funds – 5.96%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	1,116,241	1,116,241
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	1,116,242	1,116,242
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	1,116,242	1,116,242
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,116,242	1,116,242
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	1,116,242	1,116,242

Total Short-Term Investments (cost $5,581,209)		5,581,209

Fund for Income Series-6

Delaware VIP® Fund for Income Series

Schedule of investments (continued)

Total Value of Securities – 100.86% (cost $95,368,912)	$94,468,366

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $50,697,377, which represents 54.13% of the Series’ net assets. See Note 9 in “Notes to financial statements.”

PIK. The first payment of cash and/or principal will be made on June 30, 2020.
T	PIK. 100% of the income received was in the form of cash.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
y	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Payment-in-kind

TBD – To be determined

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Fund for Income Series-7

Delaware VIP® Trust — Delaware VIP Fund for Income Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$94,468,366
Cash	4,510
Receivable for securities sold	1,786,963
Dividends and interest receivable	1,261,964
Receivable for series shares sold	8,032
Other assets	5,656

Total assets	97,535,491

Liabilities:
Payable for securities purchased	3,734,361
Other accrued expenses	84,955
Investment management fees payable	50,575
Trustees’ fees and expenses payable	715
Accounting and administration expenses payable to affiliates	597
Dividend disbursing and transfer agent fees and expenses payable to affiliates	585
Legal fees payable to affiliates	197
Reports and statements to shareholders expenses payable to affiliates	158

Total liabilities	3,872,143

Total Net Assets	$93,663,348

Net Assets Consist of:
Paid-in capital	$101,304,947
Total distributable earnings (loss)	(7,641,599)

Total Net Assets	$93,663,348

Net Asset Value:
Standard Class:
Net assets	$93,663,348
Shares of beneficial interest outstanding, unlimited authorization, no par	16,122,474
Net asset value per share	$5.81

[1]Investments, at cost	$95,368,912

See accompanying notes, which are an integral part of the financial statements.

Fund for Income Series-8

Delaware VIP® Trust —

Delaware VIP Fund for Income Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$2,690,600
Dividends	29,408

2,720,008

Expenses:
Management fees	311,381
Audit and tax fees	46,955
Accounting and administration expenses	28,265
Reports and statements to shareholders	7,460
Dividend disbursing and transfer agent fees and expenses	4,050
Trustees’ fees and expenses	2,826
Legal fees	884
Custodian fees	688
Registration fees	4
Other	13,409

415,922
Less expenses waived	(15,938)
Less expenses paid indirectly	(2,709)

Total operating expenses	397,275

Net Investment Income	2,322,733

Net Realized and Unrealized Loss:
Net realized loss on investments	(1,685,248)
Net change in unrealized appreciation (depreciation) of investments	(3,750,775)

Net Realized And Unrealized Loss	(5,436,023)

Net Decrease in Net Assets Resulting from Operations	$(3,113,290)

Delaware VIP Trust—

Delaware VIP Fund for Income Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,322,733	$5,231,680
Net realized loss	(1,685,248)	(628,839)
Net change in unrealized appreciation (depreciation)	(3,750,775)	7,972,064

Net increase (decrease) in net assets resulting from operations	(3,113,290)	12,574,905

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(5,678,792)	(5,659,504)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	750,738	3,411,348
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	5,678,792	5,659,504

	6,429,530	9,070,852

Cost of shares redeemed:
Standard Class	(9,008,844)	(11,149,960)

Decrease in net assets derived from capital share transactions	(2,579,314)	(2,079,108)

Net Increase (Decrease) in Net Assets	(11,371,396)	4,836,293

Net Assets:
Beginning of period	105,034,744	100,198,451

End of period	$93,663,348	$105,034,744

See accompanying notes, which are an integral part of the financial statements.

Fund for Income Series-9

Delaware VIP® Trust — Delaware VIP Fund for Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

			Delaware VIP Fund for Income Series Standard Class
	Six months
	ended
	6/30/20[1]		Year ended
	(Unaudited)		12/31/19[2]		12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$6.36		$5.96		$6.45	$6.36	$6.07	$6.53

Income (loss) from investment operations:
Net investment income[3]	0.14		0.30		0.30	0.30	0.30	0.30
Net realized and unrealized gain (loss)	(0.32)		0.44		(0.46)	0.12	0.34	(0.40)

Total from investment operations	(0.18)		0.74		(0.16)	0.42	0.64	(0.10)

Less dividends and distributions from:
Net investment income	(0.37)		(0.34)		(0.33)	(0.33)	(0.35)	(0.36)

Total dividends and distributions	(0.37)		(0.34)		(0.33)	(0.33)	(0.35)	(0.36)

Net asset value, end of period	$5.81		$6.36		$5.96	$6.45	$6.36	$6.07

Total return[4]	(2.61%)	[5]	12.78%	[5]	(2.58%)	6.82%	11.12%	(1.85%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$93,663		$105,035		$100,198	$106,011	$101,427	$95,033
Ratio of expenses to average net assets[6]	0.83%		0.85%		0.91%	0.89%	0.89%	0.86%
Ratio of expenses to average net assets prior to fees waived[6]	0.86%		0.88%		0.91%	0.89%	0.89%	0.86%
Ratio of net investment income to average net assets	4.85%		4.94%		4.93%	4.70%	4.85%	4.86%
Ratio of net investment income to average net assets prior to fees waived	4.82%		4.91%		4.93%	4.70%	4.85%	4.86%
Portfolio turnover	79%		115%		73%	66%	56%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Fund for Income shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Fund for Income shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Fund for Income Series-10

Delaware VIP® Trust — Delaware VIP Fund for Income Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Fund for Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Fund for Income, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $2,709 under this arrangement.

Fund for Income Series-11

Delaware VIP® Fund for Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.83% of the Series’ average daily net assets from Jan. 1 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $3,634 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $3,593 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $1,528 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended June 30, 2020 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2020, the Series

Fund for Income Series-12

Delaware VIP® Fund for Income Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

engaged in securities purchases of $511,305. The Series did not engage in Rule 17a-7 securities sales for the six months ended June 30, 2020. There was no realized gain (loss) as a result of 17a-7 securities purchases.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$71,835,094
Sales	75,955,809

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$95,641,894	$1,306,036	$(2,479,564)	$(1,173,528)

At Dec. 31, 2019, capital loss carryforwards available to offset future realized gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,091,891	$5,974,477	$7,066,368

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	– Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2

– Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	– Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Fund for Income Series-13

Delaware VIP® Fund for Income Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$81,763,565	$81,763,565
Loan Agreements	—	7,123,592	7,123,592
Short-Term Investments	5,581,209	—	5,581,209

Total Value of Securities	$5,581,209	$88,887,157	$94,468,366

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	124,778	555,571
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,025,053	947,991

	1,149,831	1,503,562

Shares redeemed:
Standard Class	(1,529,421)	(1,801,135)

Net decrease	(379,590)	(297,573)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Fund for Income Series-14

Delaware VIP® Fund for Income Series

Notes to financial statements (continued)

6. Securities Lending (continued)

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Services, Inc. or similarly rated by another nationally recognized statistical rating organization.

Fund for Income Series-15

Delaware VIP® Fund for Income Series

Notes to financial statements (continued)

7. Credit and Market Risk (continued)

Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Fund for Income Series-16

Delaware VIP® Trust — Delaware VIP Fund for Income Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPFFI 22640 (8/20) (1273672)	Fund for Income Series-17

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Delaware VIP® Trust

Delaware VIP Government Cash Management Series

(formerly, First Investors Life Series Government Cash Management Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Government Cash Management Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Government Cash Management Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to earn current income consistent with the preservation of capital and maintenance of liquidity.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$1,001.50	0.38%	$1.89
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,022.97	0.38%	$1.91

*“	Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Government Cash Management Series-1

Delaware VIP® Trust — Delaware VIP Government Cash Management Series

Security type / sector allocation

As of June 30, 2020 (Unaudited)

Security type / Sector	Percentage of net assets
Agency Obligation	3.15%
Short-Term Investments	84.28%
Total Value of Securities	87.43%
Receivables and Other Assets Net of Liabilities	12.57%
Total Net Assets	100.00%

Government Cash Management Series-2

Delaware VIP® Trust — Delaware VIP Government Cash Management Series

Schedule of investments

June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Agency Obligation – 3.15%
Federal Farm Credit Bank 0.10% 7/13/20	320,000	$319,989

Total Agency Obligation (cost $319,989)		319,989

Short-Term Investments – 84.28%
Discount Notes – 72.96% ≠
Federal Home Loan Bank 0.09% 7/6/20	500,000	499,994
0.10% 7/9/20	900,000	899,980
0.10% 7/15/20	400,000	399,984
0.10% 7/16/20	300,000	299,988
0.101% 7/17/20	1,475,000	1,474,934
0.103% 7/2/20	600,000	599,998
0.11% 7/24/20	285,000	284,980
0.111% 7/10/20	1,100,000	1,099,970
0.115% 7/22/20	1,155,000	1,154,922

	Principal amount°	Value (US $)

Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.12% 7/20/20	500,000	$499,968
0.15% 7/23/20	200,000	199,982

		7,414,700

US Treasury Obligations – 11.32%
US Treasury Bills
0.108% 7/2/20	500,000	499,999
0.11% 7/14/20	650,000	649,974

		1,149,973

Total Short-Term Investments (cost $8,564,673)		8,564,673

Total Value of Securities – 87.43% (cost $8,884,662)	$8,884,662

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Government Cash Management Series-3

Delaware VIP® Trust — Delaware VIP Government Cash Management Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$8,884,662
Cash	1,298,832
Receivable for series shares sold	7,744
Receivable from investment manager	6,797
Prepaid expenses	194
Other assets	327

Total assets	10,198,556

Liabilities:
Audit and tax fees payable	20,397
Accounting and administration fees payable to non-affiliates	13,074
Legal fees payable to affiliates	2,426
Accounting and administration expenses payable to affiliates	357
Distribution payable	129
Trustees’ fees and expenses payable	78
Dividend disbursing and transfer agent fees and expenses payable to affiliates	64
Payable for series shares redeemed	19
Reports and statements to shareholders expenses payable to affiliates	17

Total liabilities	36,561

Total Net Assets	$10,161,995

Net Assets Consist of:
Paid-in capital	$10,161,995

Total Net Assets	$10,161,995

Net Asset Value:
Standard Class:
Net assets	$10,161,995
Shares of beneficial interest outstanding, unlimited authorization, no par	10,161,995
Net asset value per share	$1.00

[1]Investments, at cost	$8,884,662

See accompanying notes, which are an integral part of the financial statements.

Government Cash Management Series-4

Delaware VIP® Trust —

Delaware VIP Government Cash Management Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$32,423

Expenses:
Management fees	22,193
Audit and tax fees	37,205
Accounting and administration expenses	15,250
Reports and statements to shareholders	2,281
Custodian fees	754
Dividend disbursing and transfer agent fees and expenses	439
Trustees’ fees and expenses	287
Legal fees	59
Registration fees	4
Other	806

79,278
Less expenses waived	(60,820)

Total operating expenses	18,458

Net Investment Income	13,965

Net Increase in Net Assets Resulting from Operations	$13,965

Delaware VIP Trust—

Delaware VIP Government Cash Management Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase in Net Assets from Operations:
Net investment income	$13,965	$134,706

Net increase in net assets resulting from operations	13,965	134,706

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(13,965)	(134,706)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	4,098,157	12,666,759

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	15,439	133,104

	4,113,596	12,799,863

Cost of shares redeemed:
Standard Class	(2,937,885)	(15,467,714)

Increase (Decrease) in net assets derived from capital share transactions	1,175,711	(2,667,851)

Net Increase (Decrease) in Net Assets	1,175,711	(2,667,851)

Net Assets:
Beginning of period	8,986,284	11,654,135

End of period	$10,161,995	$8,986,284

See accompanying notes, which are an integral part of the financial statements.

Government Cash Management Series-5

Delaware VIP® Trust — Delaware VIP Government Cash Management Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Government Cash Management Series Standard Class
	Six months
	ended
	6/30/20[1]			Year ended
	(Unaudited)		12/31/19[2]	12/31/18	12/31/17		12/31/16		12/31/15
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Income from investment operations:
Net investment income[3]	—	[4]	0.01	0.01	—		—		—

Total from investment operations	—		0.01	0.01	—		—		—

Less dividends and distributions from:
Net investment income (loss)	—	[4]	(0.01)	(0.01)	—	[4]	—		—

Total dividends and distributions	—		(0.01)	(0.01)	—		—		—

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return[5]	0.15%		1.35%	1.24%	0.26%		0.00%		0.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,162		$8,986	$11,654	$8,663		$9,916		$14,000
Ratio of expenses to average net assets	0.38%		0.84%	0.60%	0.60%		0.38%		0.13%
Ratio of expenses to average net assets prior to fees waived	1.61%		1.25%	1.06%	1.19%		1.15%		1.09%
Ratio of net investment income to average net assets	0.28%		1.37%	1.26%	0.25%		0.00%		0.00%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.95%	)	0.96%	0.80%	(0.34%	)	(0.78%	)	(0.96%	)

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Government Cash Management Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Government Cash Management Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Government Cash Management Series-6

Delaware VIP® Trust — Delaware VIP Government Cash Management Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Government Cash Management Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Government Cash Management Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares and pays dividends daily from net investment income and pays the dividend monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credit for the six months ended June 30, 2020.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.45% of average daily net assets of the Series.

Government Cash Management Series-7

Delaware VIP® Government Cash Management Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.83% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $2,159 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $370 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $191 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

3. Investments

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon,

Government Cash Management Series-8

Delaware VIP® Government Cash Management Series

Notes to financial statements (continued)

3. Investments (continued)

rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 2
Assets:
Agency Obligation	$319,989
Short-Term Investments	8,564,673

Total Value of Securities	$8,884,662

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	4,098,157	12,666,759
Shares issued upon reinvestment of dividends and distributions:
Standard Class	15,439	133,104

	4,113,596	12,799,863

Shares redeemed:
Standard Class	(2,937,885)	(15,467,714)

Net increase (decrease)	1,175,711	(2,667,851)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular

Government Cash Management Series-9

Delaware VIP® Government Cash Management Series

Notes to financial statements (continued)

6. Securities Lending (continued)

day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of each investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 5% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Government Cash Management Series-10

Delaware VIP® Government Cash Management Series

Notes to financial statements (continued)

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

10. Subsequent Events

Effective July 2, 2020, the Series is closed to new investors.

Management has determined that no other material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Government Cash Management Series-11

Delaware VIP® Trust — Delaware VIP Government Cash Management Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPGCM 22641 (8/20) (1273672)	Government Cash Management Series-12

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Delaware VIP® Trust

Delaware VIP Growth and Income Series

(formerly, First Investors Life Series Growth & Income Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Growth and Income Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Growth and Income Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital and current income.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*

Actual Series return†
Standard Class	$1,000.00	$843.10	0.73%	$3.35

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.23	0.73%	$3.67

*“	Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Growth and Income Series-1

Delaware VIP® Trust — Delaware VIP Growth and Income Series

Security type / country and sector allocations

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets

Common Stock	98.93%
Communication Services	11.92%
Consumer Discretionary	5.94%
Consumer Staples	9.13%
Energy	3.00%
Financials	15.24%
Healthcare	20.92%
Industrials	8.45%
Information Technology	15.30%
Materials	3.36%
Real Estate	2.94%
Utilities	2.73%
Short-Term Investments	0.88%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets

DuPont de Nemours	3.36%
CVS Health	3.29%
Marsh & McLennan	3.25%
Oracle	3.19%
Conagra Brands	3.11%
Walt Disney	3.10%
Intel	3.09%
Cisco Systems	3.07%
Truist Financial	3.05%
Verizon Communications	3.04%

Growth and Income Series-2

Delaware VIP® Trust — Delaware VIP Growth and Income Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of	Value
	shares	(US $)

Common Stock – 98.93%
Communication Services – 11.92%
AT&T	384,500	$11,623,435
Comcast Class A	320,177	12,480,499
Verizon Communications	230,600	12,712,978
Walt Disney	116,247	12,962,703

		49,779,615

Consumer Discretionary – 5.94%
Dollar Tree †	132,400	12,270,832
Lowe’s	92,800	12,539,136

		24,809,968

Consumer Staples – 9.13%
Archer-Daniels-Midland	316,000	12,608,400
Conagra Brands	369,300	12,988,281
Mondelez International Class A	245,400	12,547,302

		38,143,983

Energy – 3.00%
ConocoPhillips	298,100	12,526,162

		12,526,162

Financials – 15.24%
Allstate	128,800	12,492,312
American International Group	393,300	12,263,094
Bank of New York Mellon	325,800	12,592,170
Marsh & McLennan	126,300	13,560,831
Truist Financial	339,500	12,748,225

		63,656,632

Healthcare – 20.92%
Abbott Laboratories	138,900	12,699,627
Cardinal Health	239,000	12,473,410
Cigna	64,000	12,009,600
CVS Health	211,300	13,728,161
Johnson & Johnson	90,000	12,656,700
Merck & Co.	157,600	12,187,208
Pfizer	354,200	11,582,340

		87,337,046

Industrials – 8.45%
Caterpillar	91,661	11,595,117
Northrop Grumman	37,500	11,529,000
Raytheon Technologies	197,340	12,160,091

		35,284,208

Information Technology – 15.30%
Broadcom	40,000	12,624,400
Cisco Systems	275,300	12,839,992

	Number of	Value
	shares	(US $)

Common Stock (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	214,496	$12,187,663
Intel	215,800	12,911,314
Oracle	241,200	13,331,124

		63,894,493

Materials – 3.36%
DuPont de Nemours	264,100	14,031,633

		14,031,633

Real Estate – 2.94%
Equity Residential	208,600	12,269,852

		12,269,852

Utilities – 2.73%
Edison International	209,500	11,377,945

		11,377,945

Total Common Stock (cost $414,207,216)		413,111,537

Short-Term Investments – 0.88%
Money Market Mutual Funds – 0.88%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	738,027	738,027
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	738,028	738,027
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	738,028	738,027
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	738,028	738,028
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	738,028	738,028

Total Short-Term Investments (cost $3,690,137)		3,690,137

Total Value of Securities – 99.81% (cost $417,897,353)	$416,801,674

†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Growth and Income Series-3

Delaware VIP® Trust — Delaware VIP Growth and Income Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$416,801,674
Receivable for securities sold	3,208,464
Dividends and interest receivable	543,273
Receivable for series shares sold	5,378
Other assets	16,185

Total assets	420,574,974

Liabilities:
Payable for securities purchased	2,558,216
Investment management fees payable	226,528
Other accrued expenses	129,819
Payable for series shares redeemed	78,368
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,612
Accounting and administration expenses payable to affiliates	1,531
Legal fees payable to affiliates	892
Reports and statements to shareholders expenses payable to affiliates	712

Total liabilities	2,998,678

Total Net Assets	$417,576,296

Net Assets Consist of:
Paid-in capital	$429,126,429
Total distributable earnings (loss)	(11,550,133)

Total Net Assets	$417,576,296

Net Asset Value:
Standard Class:
Net assets	$417,576,296
Shares of beneficial interest outstanding, unlimited authorization, no par	17,502,448
Net asset value per share	$23.86

[1] Investments, at cost	$417,897,353

See accompanying notes, which are an integral part of the financial statements.

Growth and Income Series-4

Delaware VIP® Trust —

Delaware VIP Growth and Income Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$6,211,077

Expenses:
Management fees	1,407,669
Accounting and administration expenses	56,376
Audit and tax fees	48,719
Reports and statements to shareholders	21,900
Dividend disbursing and transfer agent fees and expenses	18,198
Trustees’ fees and expenses	12,727
Custodian fees	7,161
Legal fees	5,112
Registration fees	4
Other	4,172

1,582,038
Less expenses paid indirectly	(4,575)

Total operating expenses	1,577,463

Net Investment Income	4,633,614

Net Realized and Unrealized Loss:
Net realized loss on investments	(14,463,694)
Net change in unrealized appreciation (depreciation) of investments	(70,468,606)

Net Realized And Unrealized Loss	(84,932,300)

Net Decrease in Net Assets Resulting from Operations	$(80,298,686)

Delaware VIP Trust—

Delaware VIP Growth and Income Series

Statements of changes in net assets

	Six months
	ended
	6/30/20	Year ended
	(Unaudited)	12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,633,614	$8,673,969
Net realized gain (loss)	(14,463,694)	129,014,509
Net change in unrealized appreciation (depreciation)	(70,468,606)	(26,372,461)

Net increase (decrease) in net assets resulting from operations	(80,298,686)	111,316,017

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(136,194,991)	(88,019,342)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,665,670	3,098,537

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	136,194,991	88,019,342

	137,860,661	91,117,879

Cost of shares redeemed:
Standard Class	(21,833,165)	(45,347,319)

Increase in net assets derived from capital share transactions	116,027,496	45,770,560

Net Increase (Decrease) in Net Assets	(100,466,181)	69,067,235

Net Assets:
Beginning of period	518,042,477	448,975,242

End of period	$417,576,296	$518,042,477

See accompanying notes, which are an integral part of the financial statements.

Growth and Income Series-5

Delaware VIP® Trust — Delaware VIP Growth and Income Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth and Income Series Standard Class
	Six months
	ended
	6/30/20[1]			Year ended
	(Unaudited)	12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$43.10	$41.84	$49.45	$44.18	$43.11	$47.43

Income (loss) from investment operations:
Net investment income[3]	0.33	0.71	0.72	0.66	0.69	0.60
Net realized and unrealized gain (loss)	(7.87)	8.82	(5.48)	7.09	3.08	(1.87)

Total from investment operations	(7.54)	9.53	(4.76)	7.75	3.77	(1.27)

Less dividends and distributions from:
Net investment income	(0.75)	(0.74)	(0.68)	(0.71)	(0.61)	(0.55)
Net realized gain	(10.95)	(7.53)	(2.17)	(1.77)	(2.09)	(2.50)

Total dividends and distributions	(11.70)	(8.27)	(2.85)	(2.48)	(2.70)	(3.05)

Net asset value, end of period	$23.86	$43.10	$41.84	$49.45	$44.18	$43.11

Total return[4]	(15.69% )	25.60%	(10.17% )	18.28%	9.88%	(3.12% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$417,576	$518,042	$448,975	$531,695	$475,019	$457,087
Ratio of expenses to average net assets[5]	0.73%	0.76%	0.77%	0.78%	0.79%	0.78%
Ratio of net investment income to average net assets	2.14%	1.75%	1.54%	1.45%	1.67%	1.13%
Portfolio turnover	15%	122%[6]	58%	17%	21%	23%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Growth and Income Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Growth and Income Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Growth and Income Series-6

Delaware VIP® Trust — Delaware VIP Growth and Income Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Growth and Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Growth & Income Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $4,575 under this arrangement.

Growth and Income Series-7

Delaware VIP® Growth and Income Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2020.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.77% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These expense waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $9,419 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $16,250 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $6,836 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Growth and Income Series-8

Delaware VIP® Growth and Income Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$64,220,630
Sales	76,745,860

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Appreciation of Investments
$417,897,353	$33,452,067	$(34,547,746)	$(1,095,679)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1
Assets:
Common Stock	$413,111,537
Short-Term Investments	3,690,137

Total Value of Securities	$416,801,674

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

Growth and Income Series-9

Delaware VIP® Growth and Income Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	59,599	75,731
Shares issued upon reinvestment of dividends and distributions:
Standard Class	6,088,287	2,334,731

	6,147,886	2,410,462

Shares redeemed:
Standard Class	(665,227)	(1,120,847)

Net increase	5,482,659	1,289,615

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the

Growth and Income Series-10

Delaware VIP® Growth and Income Series

Notes to financial statements (continued)

borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2020. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Growth and Income Series-11

Delaware VIP® Trust — Delaware VIP Growth and Income Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPGI 22642 (8/20) (1273672)	Growth and Income Series-12

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Delaware VIP® Trust Delaware VIP Growth Equity Series (formerly, First Investors Life Series Select Growth Fund) June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Growth Equity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Growth Equity Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*

Actual Series return†
Standard Class	$1,000.00	$1,053.50	0.80%	$4.08

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.89	0.80%	$4.02

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Growth Equity Series-1

Delaware VIP® Trust — Delaware VIP Growth Equity Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets
Common Stock²	99.37%
Communication Services	7.31%
Consumer Discretionary	11.85%
Consumer Staples	5.08%
Energy	0.53%
Financials	3.88%
Healthcare	16.79%
Industrials	10.59%
Information Technology[1]	43.34%
Short-Term Investments	0.73%
Total Value of Securities	100.10%
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Commercial Services, Computers, Office/Business Equipments, Semiconductors, Software, and Telecommunications. As of June 30, 2020, such amounts, as a percentage of total net assets, were 4.63%, 11.88%, 3.10%, 2.66%, 18.39%, and 2.68%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	5.21%
Microsoft	5.16%
Cadence Design Systems	4.92%
PayPal Holdings	4.63%
Amazon.com	4.38%
Adobe	4.24%
Alphabet Class A	3.99%
Fortinet	3.80%
Eli Lilly and Co.	3.39%
Facebook Class A	3.32%

Growth Equity Series-2

Delaware VIP® Trust — Delaware VIP Growth Equity Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.37% ²
Communication Services – 7.31%
Alphabet Class A †	2,530	$3,587,666
Facebook Class A †	13,140	2,983,700

		6,571,366

Consumer Discretionary – 11.85%
Amazon.com †	1,430	3,945,113
AutoZone †	1,840	2,075,741
Deckers Outdoor †	13,440	2,639,482
Target	16,701	2,002,951

		10,663,287

Consumer Staples – 5.08%
Procter & Gamble	14,326	1,712,960
TreeHouse Foods †	23,400	1,024,920
Walmart	15,328	1,835,988

		4,573,868

Energy – 0.53%
Chevron	5,360	478,273

		478,273

Financials – 3.88%
Ameriprise Financial	12,400	1,860,496
JPMorgan Chase & Co.	17,300	1,627,238

		3,487,734

Healthcare – 16.79%
Baxter International	24,660	2,123,226
Bristol-Myers Squibb	32,750	1,925,700
Centene †	40,010	2,542,635
Edwards Lifesciences †	26,280	1,816,211
Eli Lilly and Co.	18,586	3,051,449
Hologic †	39,400	2,245,800
Merck & Co.	18,100	1,399,673

		15,104,694

Industrials – 10.59%
Dover	20,920	2,020,035
EMCOR Group	20,980	1,387,617
Huntington Ingalls Industries	9,196	1,604,610
Parker-Hannifin	13,000	2,382,510
Rockwell Automation	10,020	2,134,260

		9,529,032

	Number of shares	Value (US $)
Common Stock ² (continued)
Information Technology – 43.34%
Adobe †	8,760	$3,813,316
Akamai Technologies †	20,070	2,149,296
Apple	12,850	4,687,680
Cadence Design Systems †	46,130	4,426,635
Ciena †	44,450	2,407,412
EPAM Systems †	10,220	2,575,542
Fortinet †	24,937	3,423,102
Microsoft	22,810	4,642,063
NVIDIA	6,300	2,393,433
Oracle	27,480	1,518,820
PayPal Holdings †	23,910	4,165,839
Zebra Technologies Class A †	10,920	2,794,974

		38,998,112

Total Common Stock (cost $63,294,342)		89,406,366

Short-Term Investments – 0.73%
Money Market Mutual Funds – 0.73%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	132,493	132,493
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	132,495	132,495
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	132,494	132,494
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	132,494	132,494
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	132,494	132,494

Total Short-Term Investments (cost $662,470)		662,470

Total Value of Securities – 100.10% (cost $63,956,812)	$90,068,836

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Growth Equity Series-3

Delaware VIP® Trust — Delaware VIP Growth Equity Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$90,068,836
Dividends and interest receivable	17,202
Receivable for series shares sold	514
Other assets	2,044

Total assets	90,088,596

Liabilities:
Investment management fees payable	47,512
Accounting and administration expenses payable to non-affiliates	22,312
Audit and tax fees payable	19,008
Payable for series shares redeemed	17,290
Other accrued expenses	5,227
Trustees’ fees and expenses payable	676
Accounting and administration expenses payable to affiliates	580
Dividend disbursing and transfer agent fees and expenses payable to affiliates	548
Legal fees payable to affiliates	186
Reports and statements to shareholders expenses payable to affiliates	151

Total liabilities	113,490

Total Net Assets	$89,975,106

Net Assets Consist of:
Paid-in capital	$63,590,611
Total distributable earnings (loss)	26,384,495

Total Net Assets	$89,975,106

Net Asset Value:
Standard Class:
Net assets	$89,975,106
Shares of beneficial interest outstanding, unlimited authorization, no par	5,588,007
Net asset value per share	$ 16.10

[1] Investments, at cost	$ 63,956,812

See accompanying notes, which are an integral part of the financial statements.

Growth Equity Series-4

Delaware VIP® Trust —

Delaware VIP Growth Equity Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$386,135

Expenses:
Management fees	276,623
Audit and tax fees	37,125
Accounting and administration expenses	27,368
Reports and statements to shareholders	4,156
Dividend disbursing and transfer agent fees and expenses	3,585
Trustees’ fees and expenses	2,477
Custodian fees	897
Legal fees	290
Registration fees	4
Other	1,563

354,088
Less expenses waived	(13,574)
Less expenses paid indirectly	(1,357)

Total operating expenses	339,157

Net Investment Income	46,978

Net Realized and Unrealized Gain:
Net realized gain on investments	231,408
Net change in unrealized appreciation (depreciation) of investments	4,086,925

Net Realized and Unrealized Gain	4,318,333

Net Increase in Net Assets Resulting from Operations	$4,365,311

Delaware VIP Trust —

Delaware VIP Growth Equity Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase in Net Assets from Operations:
Net investment income	$46,978	$370,036
Net realized gain	231,408	5,687,837
Net change in unrealized appreciation (depreciation)	4,086,925	12,086,317

Net increase in net assets resulting from operations	4,365,311	18,144,190

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(6,063,787)	(5,077,656)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	724,771	7,067,713

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,063,787	5,077,656

	6,788,558	12,145,369

Cost of shares redeemed:
Standard Class	(7,077,351)	(6,878,222)

Increase (Decrease) in net assets derived from capital share transactions	(288,793)	5,267,147

Net Increase (Decrease) in Net Assets	(1,987,269)	18,333,681

Net Assets:
Beginning of period	91,962,375	73,628,694

End of period	$89,975,106	$91,962,375

See accompanying notes, which are an integral part of the financial statements.

Growth Equity Series-5

Delaware VIP® Trust — Delaware VIP Growth Equity Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Growth Equity Series Standard Class
	Six months ended 6/30/20[1] (Unaudited)	Year ended
		12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$16.53	$14.14	$15.87	$13.37	$13.98	$14.34

Income (loss) from investment operations:
Net investment income[3]	0.01	0.07	0.05	0.06	0.08	0.09
Net realized and unrealized gain (loss)	0.70	3.28	(0.57)	3.97	0.36	0.38

Total from investment operations	0.71	3.35	(0.52)	4.03	0.44	0.47

Less dividends and distributions from:
Net investment income	(0.07)	(0.05)	(0.06)	(0.08)	(0.09)	(0.05)
Net realized gain	(1.07)	(0.91)	(1.15)	(1.45)	(0.96)	(0.78)

Total dividends and distributions	(1.14)	(0.96)	(1.21)	(1.53)	(1.05)	(0.83)

Net asset value, end of period	$16.10	$16.53	$14.14	$15.87	$13.37	$13.98

Total return[4]	5.35%[5]	24.35%[5]	(3.79% )	32.80%	4.04%	3.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,975	$91,962	$73,629	$69,829	$52,433	$47,997
Ratio of expenses to average net assets[6]	0.80%	0.82%	0.81%	0.81%	0.83%	0.83%
Ratio of expenses to average net assets prior to fees waived[6]	0.83%	0.84%	0.81%	0.81%	0.83%	0.83%
Ratio of net investment income to average net assets	0.11%	0.43%	0.34%	0.40%	0.61%	0.65%
Ratio of net investment income to average net assets prior to fees waived	0.08%	0.41%	0.34%	0.40%	0.61%	0.65%
Portfolio turnover	18%	45%	31%	52%	64%	43%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Select Growth Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Select Growth Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Growth Equity Series-6

Delaware VIP® Trust — Delaware VIP Growth Equity Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Growth Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Select Growth Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Series declares and pays distributions from net investment income and net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $1,357 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing

Growth Equity Series-7

Delaware VIP® Growth Equity Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2020.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.80% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

Smith Asset Management Group, L.P. (Smith) furnishes investment sub-advisory services to the Series. For these services, DMC, not the Series, pays Smith a fee, which is based on 0.20% of the aggregate average daily net assets of the Series and Delaware Growth Equity Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $3,450 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $3,192 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid directly by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $1,344 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The	aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Growth Equity Series-8

Delaware VIP® Growth Equity Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$15,596,677
Sales	22,041,015

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation of Investments	Depreciation of Investments	Appreciation of Investments
$63,956,812	$28,166,197	$(2,054,174)	$26,112,023

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1
Assets:
Common Stock	$89,406,366
Short-Term Investments	662,470

Total Value of Securities	$90,068,836

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the year in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

Growth Equity Series-9

Delaware VIP® Growth Equity Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	47,256	467,704
Shares issued upon reinvestment of dividends and distributions:
Standard Class	432,819	336,714

	480,075	804,418

Shares redeemed:
Standard Class	(455,701)	(447,536)

Net increase	24,374	356,882

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the

Growth Equity Series-10

Delaware VIP® Growth Equity Series

Notes to financial statements (continued)

borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series invests in growth stocks, which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standard Board issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Growth Equity Series-11

Delaware VIP® Trust — Delaware VIP Growth Equity Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPGE 22643 (8/20) (1273672)	Growth Equity Series-12

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Delaware VIP® Trust

Delaware VIP International Series

(formerly, First Investors Life Series International Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® International Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term capital growth.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/20 to
	1/1/20	6/30/20	Ratio	6/30/20*

Actual Series return†
Standard Class	$1,000.00	$915.60	0.86%	$4.10

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.59	0.86%	$4.32

*“	Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

International Series-1

Delaware VIP® Trust — Delaware VIP International Series

Security type / country and sector allocations

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets
Common Stock by Country	98.30%
Denmark	7.55%
France	22.40%
Germany	9.64%
Ireland	1.57%
Japan	21.65%
Netherlands	7.19%
Sweden	4.49%
Switzerland	16.06%
United Kingdom	7.75%
Exchange-Traded Funds	1.36%
Short-Term Investments	0.00%
Total Value of Securities	99.66%
Receivables and Other Assets Net of Liabilities	0.34%
Total Net Assets	100.00%

Percentage
Common stock by sector²	of net assets
Communication Services	11.74%
Consumer Discretionary	10.94%
Consumer Staples[1]	37.51%
Healthcare	21.21%
Industrials	10.59%
Materials	6.31%
Total	98.30%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, Food, and Retail. As of June 30, 2020, such amounts, as a percentage of total net assets, were 7.45%, 1.88%, 26.00%, and 2.18%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Consumer Staples sector for financial reporting purposes may exceed 25%.

International Series-2

Delaware VIP® Trust – Delaware VIP International Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of	Value
	shares	(US $)

Common Stock – 98.30% Δ
Denmark – 7.55%
Novo Nordisk Class B	168,400	$10,970,876

		10,970,876

France – 22.40%
Air Liquide	63,360	9,161,023
Danone †	126,430	8,775,910
Orange	410,440	4,908,029
Publicis Groupe	172,480	5,603,017
Sodexo	60,460	4,099,668

		32,547,647

Germany – 9.64%
adidas AG †	17,880	4,714,095
Fresenius Medical Care AG & Co. †	107,940	9,286,065

		14,000,160

Ireland – 1.57%
Kerry Group Class A	18,350	2,279,573

		2,279,573

Japan – 21.65%
Asahi Group Holdings	98,800	3,470,080
Kao	34,400	2,729,909
KDDI	219,400	6,546,270
Kirin Holdings	92,600	1,951,986
Lawson	63,000	3,168,932
Makita	121,300	4,411,009
Secom	25,600	2,246,213
Seven & i Holdings	211,600	6,922,181

		31,446,580

Netherlands – 7.19%
Koninklijke Ahold Delhaize	383,340	10,447,575

		10,447,575

Sweden – 4.49%
Hennes & Mauritz Class B	107,000	1,561,804
Securitas Class B †	366,610	4,957,382

		6,519,186

Switzerland – 16.06%
Nestle	84,280	9,344,176

	Number of	Value
	shares	(US $)

Common Stock Δ (continued)
Switzerland (continued)
Roche Holding	30,450	$10,549,389
Swatch Group	17,120	3,436,186

		23,329,751

United Kingdom – 7.75%
Diageo	162,730	5,408,714
G4S	2,661,050	3,764,601
Next	34,380	2,081,536

		11,254,851

Total Common Stock (cost $145,893,584)		142,796,199

Exchange-Traded Funds – 1.36%
iShares MSCI EAFE ETF	715	43,522
Vanguard FTSE Developed Markets ETF	49,725	1,928,833

Total Exchange-Traded Funds (cost $1,996,735)		1,972,355

Short-Term Investments – 0.00%
Money Market Mutual Funds – 0.00%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	1,312	1,312
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	1,312	1,312
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	1,311	1,311
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,311	1,311
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	1,311	1,311

Total Short-Term Investments (cost $6,557)		6,557

Total Value of Securities – 99.66% (cost $147,896,876)	$144,775,111

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 2 in “Security type / country and sector allocations.”
†	Non-income producing security.

Summary of abbreviations:

AG – Aktiengesellschaft

EAFE – Europe, Australasia, and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange 100 Index

GS – Goldman Sachs

MSCI – Morgan Stanley Capital International

See accompanying notes, which are an integral part of the financial statements.

International Series-3

Delaware VIP® Trust — Delaware VIP International Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$144,775,111
Foreign currencies, at value[2]	214,885
Foreign tax reclaims receivable	354,335
Dividends and interest receivable	83,204
Receivable for series shares sold	9,862
Other assets	4,904

Total assets	145,442,301

Liabilities:
Investment management fees payable	86,543
Accounting and administration fees payable to non-affiliates	26,450
Audit and tax fees payable	20,043
Reports and statements to shareholders expenses payable to non-affiliates	17,635
Custody fees payable	14,174
Other accrued expenses	2,937
Payable for series shares redeemed	1,583
Trustees’ fees and expenses payable	1,087
Dividend disbursing and transfer agent fees and expenses payable to affiliates	906
Accounting and administration expenses payable to affiliates	745
Legal fees payable to affiliates	299
Reports and statements to shareholders expenses payable to affiliates	243

Total liabilities	172,645

Total Net Assets	$145,269,656

Net Assets Consist of:
Paid-in capital	$147,373,720
Total distributable earnings (loss)	(2,104,064)

Total Net Assets	$145,269,656

Net Asset Value:
Standard Class:
Net assets	$145,269,656
Shares of beneficial interest outstanding, unlimited authorization, no par	8,874,573
Net asset value per share	$16.37

[1] Investments, at cost	$147,896,876
[2] Foreign currencies, at cost	214,350

See accompanying notes, which are an integral part of the financial statements.

International Series-4

Delaware VIP® Trust —

Delaware VIP International Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$1,981,982
Interest	(1,309)
Foreign tax withheld	(240,762)

1,739,911

Expenses:
Management fees	623,431
Audit and tax fees	55,214
Accounting and administration expenses	32,505
Custodian fees	20,370
Reports and statements to shareholders	10,246
Dividend disbursing and transfer agent fees and expenses	6,181
Trustees’ fees and expenses	4,304
Legal fees	972
Registration fees	5
Other	4,921

758,149
Less expenses waived	(127,897)

Total operating expenses	630,252

Net Investment Income	1,109,659

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(64,868)
Foreign currencies	34,621
Foreign currency exchange contracts	(49,715)

Net realized loss on investments	(79,962)

Net change in unrealized appreciation (depreciation) of:
Investments	(15,114,899)
Foreign currencies	2,839
Foreign currency exchange contracts	215

Net change in unrealized appreciation (depreciation)	(15,111,845)

Net Realized And Unrealized Loss	(15,191,807)

Net Decrease in Net Assets Resulting from Operations	$(14,082,148)

Delaware VIP Trust—

Delaware VIP International Series

Statements of changes in net assets

	Six months
	ended
	6/30/20	Year ended
	(Unaudited)	12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,109,659	$1,207,771
Net realized gain (loss)	(79,962)	38,346,768
Net change in unrealized appreciation (depreciation)	(15,111,845)	(4,742,906)

Net increase (decrease) in net assets resulting from operations	(14,082,148)	34,811,633

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(39,329,063)	(14,342,500)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	653,193	3,072,061

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	39,329,063	14,342,500

	39,982,256	17,414,561

Cost of shares redeemed:
Standard Class	(7,510,948)	(13,922,284)

Increase in net assets derived from capital share transactions	32,471,308	3,492,277

Net Increase (Decrease) in Net Assets	(20,939,903)	23,961,410

Net Assets:
Beginning of period	166,209,559	142,248,149

End of period	$145,269,656	$166,209,559

See accompanying notes, which are an integral part of the financial statements.

International Series-5

Delaware VIP® Trust — Delaware VIP International Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Series Standard Class
	Six months
	ended
	6/30/20[1]				Year ended
	(Unaudited)		12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$25.00		$22.08	$26.57	$20.22	$21.38	$20.88

Income (loss) from investment operations:
Net investment income[3]	0.15		0.18	0.21	0.22	0.27	0.26
Net realized and unrealized gain (loss)	(2.67)		4.97	(3.29)	6.38	(1.17)	0.47

Total from investment operations	(2.52)		5.15	(3.08)	6.60	(0.90)	0.73

Less dividends and distributions from:
Net investment income	—		(0.19)	(0.21)	(0.25)	(0.26)	(0.23)
Net realized gain	(6.11)		(2.04)	(1.20)	—	—	—

Total dividends and distributions	(6.11)		(2.23)	(1.41)	(0.25)	(0.26)	(0.23)

Net asset value, end of period	$16.37		$25.00	$22.08	$26.57	$20.22	$21.38

Total return[4]	(8.44%	)[5]	24.91% [5]	(12.16% )	32.96%	(4.20% )	3.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,270		$166,210	$142,248	$160,128	$124,439	$133,691
Ratio of expenses to average net assets[6]	0.86%		0.83%	0.86%	0.84%	0.87%	0.87%
Ratio of expenses to average net assets prior to fees waived[6]	1.03%		0.87%	0.86%	0.84%	0.87%	0.87%
Ratio of net investment income to average net assets	1.51%		0.75%	0.84%	0.90%	1.28%	1.22%
Ratio of net investment income to average net assets prior to fees waived	1.34%		0.71%	0.84%	0.90%	1.28%	1.22%
Portfolio turnover	5%		144% [7]	50%	29%	37%	27%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series International Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series International Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

International Series-6

Delaware VIP® Trust — Delaware VIP International Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP International Series (Series). The Trust is an open-end investment company. The Series is considered non-diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series International Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV) per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Series may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency

International Series-7

Delaware VIP® International Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2020.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.86% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $4,507 for these services.

International Series-8

Delaware VIP® International Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $5,501 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $2,333 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$6,839,861
Sales	12,818,791

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$147,896,876	$15,782,923	$(18,904,688)	$(3,121,765)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

International Series-9

Delaware VIP® International Series

Notes to financial statements (continued)

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$—	$142,796,199	$142,796,199
Exchange-Traded Funds	1,972,355	—	1,972,355
Short-Term Investments	6,557	—	6,557

Total Value of Securities	$1,978,912	$142,796,199	$144,775,111

As a result of utilizing international fair value pricing at June 30, 2020, the common stock in the portfolio was categorized as Level 2.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/2019
Shares sold:
Standard Class	33,101	132,352
Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,563,824	662,471

	2,596,925	794,823

Shares redeemed:
Standard Class	(371,206)	(587,301)

Net increase	2,225,719	207,522

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

International Series-10

Delaware VIP® International Series

Notes to financial statements (continued)

6. Derivatives (continued)

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at June 30, 2020.

During the six months ended June 30, 2020, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

At June 30, 2020, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2020:

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average notional value)	$44,351	$106,882

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the

International Series-11

Delaware VIP® International Series

Notes to financial statements (continued)

7. Securities Lending (continued)

lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

International Series-12

Delaware VIP® Trust — Delaware VIP International Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPINT 22644 (8/20) (1273672)	International Series-13

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Delaware VIP® Trust

Delaware VIP Investment Grade Series

(formerly, First Investors Life Series Investment Grade Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Investment Grade Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Investment Grade Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek to provide sustainable current income with potential for capital appreciation with moderate investment risk.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$1,050.60	0.69%	$3.52
Service Class	1,000.00	1,049.10	0.99%	5.04
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.43	0.69%	$3.47
Service Class	1,000.00	1,019.94	0.99%	4.97

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Investment Grade Series-1

Delaware VIP® Trust — Delaware VIP Investment Grade Series

Security type / sector allocation

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bonds	0.36%

Corporate Bonds	97.60%

Banking	18.93%

Basic Industry	4.56%

Brokerage	1.12%

Capital Goods	4.21%

Communications	15.43%

Consumer Cyclical	3.28%

Consumer Non-Cyclical	7.95%

Electric	11.89%

Energy	8.41%

Finance Companies	3.17%

Insurance	1.80%

Natural Gas	1.23%

Real Estate Investment Trusts	1.13%

Technology	12.20%

Transportation	1.54%

Utilities	0.75%

Loan Agreements	0.25%

Preferred Stock	0.58%

Short-Term Investments	1.54%

Total Value of Securities	100.33%

Liabilities Net of Receivables and Other Assets	(0.33%	)

Total Net Assets	100.00%

Investment Grade Series-2

Delaware VIP® Trust — Delaware VIP Investment Grade Series

Schedule of investments

June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Convertible Bonds – 0.36%
Cheniere Energy 144A 4.875% exercise price $93.64, maturity date 5/28/21 #T	195,000	$197,866
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	15,000	13,965

Total Convertible Bonds (cost $209,330)		211,831

Corporate Bonds – 97.60%
Banking – 18.93%
Bank of America 2.676% 6/19/41 µ	590,000	608,212
Bank of New York Mellon 4.70%µy	145,000	151,163
Bank of Nova Scotia 4.90%µy	130,000	130,081
Barclays 5.20% 5/12/26	523,000	584,816
BBVA USA
2.875% 6/29/22	250,000	255,961
3.875% 4/10/25	250,000	264,272
Citigroup
3.106% 4/8/26 µ	165,000	177,221
4.044% 6/1/24 µ	295,000	320,433
Citizens Financial Group
2.85% 7/27/26	610,000	661,039
5.65%µy	160,000	162,600
Credit Agricole 144A 1.907% 6/16/26 #µ	250,000	253,736
Credit Suisse Group
144A 2.593% 9/11/25 #µ	640,000	662,268
144A 5.10%#µy	335,000	317,831
144A 6.375%#µy	210,000	213,430
Goldman Sachs Group 3.50% 4/1/25	330,000	362,240
JPMorgan Chase & Co.
2.956% 5/13/31 µ	50,000	53,283
3.109% 4/22/41 µ	100,000	108,051
3.109% 4/22/51 µ	155,000	167,643
4.023% 12/5/24 µ	345,000	380,337
5.00%µy	29,000	27,918
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 •	200,000	201,534
3.622% 4/1/31 µ	140,000	160,231
5.00% 11/24/25	450,000	526,236
PNC Bank 4.05% 7/26/28	250,000	293,223
PNC Financial Services Group 2.60% 7/23/26	455,000	494,053
Regions Financial 3.80% 8/14/23	195,000	212,181
Royal Bank of Scotland Group
2.359% 5/22/24 µ	200,000	205,472
3.754% 11/1/29 µ	200,000	207,369
8.625%µy	205,000	213,604
SVB Financial Group 3.125% 6/5/30	160,000	171,698
Truist Bank
2.25% 3/11/30	250,000	252,804
2.636% 9/17/29 µ	695,000	697,706
Truist Financial 4.95%µy	245,000	251,125

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS 7.625% 8/17/22	250,000	$278,925
UBS Group 6.875%µy	200,000	202,937
US Bancorp 3.00% 7/30/29	865,000	939,943

		11,171,576

Basic Industry – 4.56%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	545,000	548,649
Chevron Phillips Chemical 144A 5.125% 4/1/25 #	85,000	97,529
Freeport-McMoRan 3.875% 3/15/23	145,000	145,479
Georgia-Pacific
144A 1.75% 9/30/25 #	140,000	144,535
144A 2.10% 4/30/27 #	110,000	114,320
144A 2.30% 4/30/30 #	250,000	260,783
LYB International Finance III 2.875% 5/1/25	110,000	117,271
Newmont
2.25% 10/1/30	110,000	111,701
2.80% 10/1/29	550,000	581,064
Nutrien 2.95% 5/13/30	170,000	180,519
Packaging Corp. of America 3.00% 12/15/29	190,000	206,528
Steel Dynamics
2.40% 6/15/25	60,000	61,867
2.80% 12/15/24	95,000	98,990
WR Grace & Co. 144A 4.875% 6/15/27 #	23,000	23,415

		2,692,650

Brokerage – 1.12%
Charles Schwab 5.375%µy	180,000	192,748
Jefferies Group
4.15% 1/23/30	100,000	108,653
6.50% 1/20/43	90,000	104,823
National Securities Clearing 144A 1.20% 4/23/23 #	250,000	253,962

		660,186

Capital Goods – 4.21%
Berry Global 144A 4.875% 7/15/26 #	70,000	71,123
CCL Industries 144A 3.05% 6/1/30 #	120,000	123,019
General Dynamics 3.25% 4/1/25	30,000	33,292
General Electric 3.625% 5/1/30	445,000	446,314
GFL Environmental 144A 5.125% 12/15/26 #	95,000	98,563
L3Harris Technologies
3.85% 6/15/23	95,000	103,359
4.40% 6/15/28	270,000	319,853
Otis Worldwide
144A 2.056% 4/5/25 #	135,000	141,635
144A 3.112% 2/15/40 #	140,000	144,060
Raytheon Technologies 3.65% 8/16/23	15,000	16,247

Investment Grade Series-3

Delaware VIP® Investment Grade Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Roper Technologies 2.35% 9/15/24	480,000	$506,198
Waste Connections
2.60% 2/1/30	255,000	269,559
3.05% 4/1/50	210,000	212,383

		2,485,605

Communications – 15.43%
AMC Networks 4.75% 8/1/25	156,000	153,520
American Tower 3.375% 5/15/24	470,000	510,622
AT&T
2.30% 6/1/27	125,000	129,258
3.50% 6/1/41	165,000	173,917
3.65% 6/1/51	70,000	73,363
4.35% 3/1/29	137,000	159,818
4.50% 3/9/48	120,000	141,047
4.90% 8/15/37	155,000	186,108
Charter Communications Operating
3.70% 4/1/51	225,000	220,062
4.80% 3/1/50	230,000	261,760
Comcast
3.20% 7/15/36	440,000	490,299
3.75% 4/1/40	125,000	147,555
Crown Castle International 5.25% 1/15/23	290,000	322,817
CSC Holdings 144A 4.125% 12/1/30 #	230,000	228,289
Deutsche Telekom 144A 3.625% 1/21/50 #	300,000	333,259
Discovery Communications
4.125% 5/15/29	290,000	331,290
5.00% 9/20/37	305,000	361,315
5.20% 9/20/47	5,000	5,824
Level 3 Financing 144A 4.25% 7/1/28 #	160,000	160,589
Telefonica Emisiones 5.52% 3/1/49	340,000	447,693
Time Warner Cable 7.30% 7/1/38	320,000	444,078
Time Warner Entertainment 8.375% 3/15/23	290,000	340,077
T-Mobile USA
144A 1.50% 2/15/26 #	125,000	125,304
144A 2.55% 2/15/31 #	365,000	367,197
144A 3.75% 4/15/27 #	140,000	155,505
144A 4.375% 4/15/40 #	207,000	240,347
Verizon Communications
3.15% 3/22/30	75,000	84,950
4.00% 3/22/50	50,000	63,239
4.50% 8/10/33	755,000	941,157
ViacomCBS
4.375% 3/15/43	495,000	518,196
4.95% 1/15/31	120,000	140,619
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	200,000	211,139
Vodafone Group
4.25% 9/17/50	140,000	164,763

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Vodafone Group 4.875% 6/19/49	375,000	$471,864

		9,106,840

Consumer Cyclical – 3.28%
Amazon.com 2.50% 6/3/50	355,000	360,912
Ford Motor 8.50% 4/21/23	240,000	254,250
General Motors
5.40% 10/2/23	105,000	113,829
6.125% 10/1/25	105,000	118,131
6.25% 10/2/43	129,000	137,216
General Motors Financial 5.20% 3/20/23	195,000	208,773
Magna International 2.45% 6/15/30	160,000	163,964
Ralph Lauren 1.70% 6/15/22	145,000	147,569
TJX
3.875% 4/15/30	140,000	164,822
4.50% 4/15/50	75,000	96,325
VF 2.40% 4/23/25	160,000	168,626

		1,934,417

Consumer Non-Cyclical – 7.95%
AbbVie
144A 2.60% 11/21/24 #	170,000	181,140
144A 2.95% 11/21/26 #	365,000	399,731
144A 4.05% 11/21/39 #	215,000	249,699
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	230,000	261,147
4.50% 6/1/50	370,000	443,110
Biogen
2.25% 5/1/30	275,000	278,112
3.15% 5/1/50	290,000	280,537
Cigna 3.20% 3/15/40	105,000	111,593
CVS Health 3.25% 8/15/29	130,000	143,881
DH Europe Finance II
3.25% 11/15/39	7,000	7,741
3.40% 11/15/49	8,000	9,009
Diageo Capital 1.375% 9/29/25	235,000	239,258
General Mills 2.875% 4/15/30	150,000	163,419
HCA 3.50% 9/1/30	150,000	144,624
Lamb Weston Holdings 144A 4.625% 11/1/24 #	23,000	23,922
Mondelez International 1.50% 5/4/25	160,000	163,250
Perrigo Finance Unlimited 4.375% 3/15/26	300,000	327,643
Pfizer 2.55% 5/28/40	130,000	135,232
Stryker 1.95% 6/15/30	235,000	236,302
Takeda Pharmaceutical
3.025% 7/9/40	200,000	202,266
3.175% 7/9/50	200,000	201,738
Teleflex 144A 4.25% 6/1/28 #	145,000	148,897
Upjohn
144A 1.65% 6/22/25 #	50,000	51,033

Investment Grade Series-4

Delaware VIP® Investment Grade Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Upjohn
144A 2.30% 6/22/27 #	60,000	$62,040
144A 2.70% 6/22/30 #	145,000	149,293
144A 4.00% 6/22/50 #	70,000	75,255

		4,689,872

Electric – 11.89%
Appalachian Power 3.70% 5/1/50	35,000	38,549
CenterPoint Energy 2.95% 3/1/30	195,000	207,520
CMS Energy 4.75% 6/1/50 µ	190,000	194,105
Dominion Energy 4.65%µy	335,000	328,328
Duke Energy 4.875%µy	235,000	235,051
Duke Energy Ohio 2.125% 6/1/30	120,000	124,427
Edison International
3.125% 11/15/22	180,000	185,525
4.95% 4/15/25	125,000	137,593
Emera 6.75% 6/15/76 µ	245,000	265,397
Entergy Arkansas 4.20% 4/1/49	340,000	430,262
Entergy Louisiana 2.90% 3/15/51	160,000	164,469
Entergy Texas 3.55% 9/30/49	115,000	127,182
Evergy Kansas Central 3.45% 4/15/50	250,000	278,024
FirstEnergy Transmission 144A 4.55% 4/1/49 #	255,000	310,246
Idaho Power 4.20% 3/1/48	120,000	150,804
Interstate Power and Light 4.10% 9/26/28	205,000	237,720
IPALCO Enterprises 144A 4.25% 5/1/30 #	145,000	157,688
ITC Holdings 144A 2.95% 5/14/30 #	130,000	138,248
Louisville Gas and Electric 4.25% 4/1/49	350,000	426,508
National Rural Utilities Cooperative Finance 5.25% 4/20/46 µ	50,000	53,157
NRG Energy
144A 3.75% 6/15/24 #	115,000	121,626
144A 4.45% 6/15/29 #	185,000	195,073
Pacific Gas and Electric
2.10% 8/1/27	75,000	74,255
2.50% 2/1/31	110,000	107,811
3.30% 8/1/40	45,000	43,900
4.60% 6/15/43	90,000	101,862
Public Service Co. of Colorado 2.70% 1/15/51	110,000	112,910
San Diego Gas & Electric 3.32% 4/15/50	120,000	130,975
Southern California Edison
3.65% 2/1/50	140,000	154,492
4.20% 3/1/29	215,000	251,053
4.875% 3/1/49	285,000	369,137
Southwestern Electric Power 4.10% 9/15/28	335,000	381,141

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 3.55% 7/15/24 #	305,000	$314,983
144A 3.70% 1/30/27 #	125,000	128,776
144A 4.30% 7/15/29 #	55,000	57,861
Xcel Energy 2.60% 12/1/29	260,000	280,028

		7,016,686

Energy – 8.41%
BP Capital Markets 4.875%µy	225,000	232,875
Canadian Natural Resources 2.05% 7/15/25	295,000	295,936
Cheniere Corpus Christi Holdings 7.00% 6/30/24	305,000	347,359
Continental Resources 5.00% 9/15/22	274,000	270,045
Energy Transfer Operating
6.25% 4/15/49	275,000	291,833
7.125%µy	365,000	312,531
Florida Gas Transmission 144A 2.55% 7/1/30 #	120,000	122,866
Marathon Oil 4.40% 7/15/27	410,000	402,611
MPLX
4.125% 3/1/27	650,000	694,023
5.50% 2/15/49	135,000	153,407
Noble Energy 4.20% 10/15/49	275,000	228,534
NuStar Logistics 5.625% 4/28/27	153,000	148,236
ONEOK 7.50% 9/1/23	290,000	332,085
Sabine Pass Liquefaction 5.75% 5/15/24	345,000	388,714
Schlumberger Investment 2.65% 6/26/30	280,000	287,310
Targa Resources Partners 5.875% 4/15/26	152,000	150,836
Total Capital International 2.986% 6/29/41	295,000	301,341

		4,960,542

Finance Companies – 3.17%
AerCap Ireland Capital
3.65% 7/21/27	150,000	132,786
4.50% 9/15/23	220,000	220,188
6.50% 7/15/25	150,000	157,311
Air Lease
3.00% 2/1/30	290,000	269,287
3.375% 7/1/25	100,000	100,088
Aviation Capital Group 144A 3.50% 11/1/27 #	300,000	247,429
Avolon Holdings Funding
144A 3.25% 2/15/27 #	80,000	64,793
144A 3.95% 7/1/24 #	190,000	166,378
International Lease Finance 8.25% 12/15/20	500,000	511,867

		1,870,127

Investment Grade Series-5

Delaware VIP® Investment Grade Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance – 1.80%
Brighthouse Financial
4.70% 6/22/47	395,000	$361,954
5.625% 5/15/30	125,000	138,763
Centene
3.375% 2/15/30	175,000	176,973
4.625% 12/15/29	115,000	122,046
Metropolitan Life Global Funding I 144A 2.95% 4/9/30 #	240,000	263,284

		1,063,020

Natural Gas – 1.23%
NiSource 2.95% 9/1/29	515,000	563,284
Sempra Energy 4.875%µy	160,000	160,400

		723,684

Real Estate Investment Trusts – 1.13%
CubeSmart 3.00% 2/15/30	410,000	435,714
Regency Centers 3.70% 6/15/30	215,000	231,585

		667,299

Technology – 12.20%
Amphenol 2.05% 3/1/25	620,000	647,836
Broadcom
144A 3.15% 11/15/25 #	130,000	138,190
144A 4.15% 11/15/30 #	105,000	114,483
144A 4.70% 4/15/25 #	33,000	37,194
144A 5.00% 4/15/30 #	120,000	138,161
Citrix Systems 3.30% 3/1/30	255,000	273,083
CoStar Group 144A 2.80% 7/15/30 #	175,000	179,428
Fiserv
2.65% 6/1/30	175,000	185,011
3.20% 7/1/26	355,000	393,233
Global Payments 2.65% 2/15/25	565,000	600,425
HP
2.20% 6/17/25	210,000	217,269
3.00% 6/17/27	160,000	167,965
International Business Machines 3.00% 5/15/24	510,000	552,585
Iron Mountain 144A 5.25% 7/15/30 #	178,000	174,854
KLA 3.30% 3/1/50	570,000	589,200
Lam Research
1.90% 6/15/30	45,000	46,046
2.875% 6/15/50	200,000	207,295
Leidos 144A 3.625% 5/15/25 #	110,000	120,354
Microchip Technology
3.922% 6/1/21	75,000	76,479
4.333% 6/1/23	550,000	593,795
NXP
144A 2.70% 5/1/25 #	30,000	31,563
144A 3.40% 5/1/30 #	55,000	59,304
144A 4.125% 6/1/21 #	200,000	206,013
144A 4.30% 6/18/29 #	61,000	69,327
144A 4.875% 3/1/24 #	445,000	497,239
Oracle 2.95% 4/1/30	200,000	223,275

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
PayPal Holdings
1.65% 6/1/25	185,000	$191,715
2.30% 6/1/30	180,000	187,461
SS&C Technologies 144A 5.50% 9/30/27 #	149,000	152,419
Xilinx 2.375% 6/1/30	125,000	129,039

		7,200,241

Transportation – 1.54%
Delta Air Lines 7.375% 1/15/26	140,000	135,587
Southwest Airlines 5.125% 6/15/27	205,000	212,836
Union Pacific
2.40% 2/5/30	210,000	224,930
3.25% 2/5/50	305,000	335,155

		908,508

Utilities – 0.75%
Essential Utilities
2.704% 4/15/30	105,000	109,987
3.351% 4/15/50	100,000	104,692
4.276% 5/1/49	190,000	227,974

		442,653

Total Corporate Bonds (cost $55,712,184)		57,593,906

Loan Agreements – 0.25%
Zayo Group Holdings 3.178% (LIBOR01M + 3.00%) 3/9/27 •	154,613	147,051

Total Loan Agreements (cost $154,240)		147,051

	Number of shares

Preferred Stock – 0.58%
Morgan Stanley 5.55% µ	370,000	340,105

Total Preferred Stock (cost $376,001)		340,105

Short-Term Investments – 1.54%
Money Market Mutual Funds – 1.54%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	181,435	181,435
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	181,434	181,434
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	181,434	181,434
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	181,434	181,434

Investment Grade Series-6

Delaware VIP® Investment Grade Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	181,435	$181,435

Total Short-Term Investments (cost $907,172)		907,172

Total Value of Securities – 100.33% (cost $57,358,927)	$59,200,065

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $11,037,143 which represents 18.70% of the Series’ net assets. See Note 7 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
y	No contractual maturity date.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

PIK – Payment-in-kind

USD – US Dollar See accompanying notes, which are an integral part of the financial statements.

Investment Grade Series-7

Delaware VIP® Trust — Delaware VIP Investment Grade Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$59,200,065
Cash	29,176
Receivable for securities sold	730,654
Dividends and interest receivable	476,652
Receivable for series shares sold	2,864
Other assets	2,125

Total assets	60,441,536

Liabilities:
Payable for securities purchased	1,312,106
Other accrued expenses	65,288
Payable for series shares redeemed	33,098
Investment management fees payable	21,490
Accounting and administration expenses payable to affiliates	495
Trustees’ fees and expenses payable	442
Dividend disbursing and transfer agent fees and expenses payable to affiliates	362
Legal fees payable to affiliates	122
Reports and statements to shareholders expenses payable to affiliates	99
Distribution fees payable	2

Total liabilities	1,433,504

Total Net Assets	$59,008,032

Net Assets Consist of:
Paid-in capital	$56,144,705
Total distributable earnings (loss)	2,863,327

Total Net Assets	$59,008,032

Net Asset Value:
Standard Class:
Net assets	$58,997,503
Shares of beneficial interest outstanding, unlimited authorization, no par	5,418,559
Net asset value per share	$10.89

Service Class:
Net assets	$10,529
Shares of beneficial interest outstanding, unlimited authorization, no par	969
Net asset value per share	$10.87

[1] Investments, at cost	$57,358,927

See accompanying notes, which are an integral part of the financial statements.

Investment Grade Series-8

Delaware VIP® Trust —

Delaware VIP Investment Grade Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$919,212
Dividends	2,845

922,057

Expenses:
Management fees	147,044
Distribution expenses – Service Class	15
Audit and tax fees	43,868
Accounting and administration expenses	25,177
Reports and statements to shareholders	5,568
Dividend disbursing and transfer agent fees and expenses	2,497
Trustees’ fees and expenses	1,735
Custodian fees	1,527
Legal fees	103
Registration fees	4
Other	9,489

237,027
Less expenses waived	(31,900)
Less expenses paid indirectly	(2,225)

Total operating expenses	202,902

Net Investment Income	719,155

Net Realized and Unrealized Gain:
Net realized gain on investments	697,603
Net change in unrealized appreciation (depreciation) of investments	1,382,552

Net Realized and Unrealized Gain	2,080,155

Net Increase in Net Assets Resulting from Operations	$2,799,310

Delaware VIP Trust—

Delaware VIP Investment Grade Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase in Net Assets from Operations:
Net investment income	$719,155	$1,763,236
Net realized gain	697,603	3,986,891
Net change in unrealized appreciation (depreciation)	1,382,552	1,811,517

Net increase in net assets resulting from operations	2,799,310	7,561,644

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(3,430,298)	(2,419,791)
Service Class	(594)	—

	(3,430,892)	(2,419,791)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	744,497	2,077,498
Service Class	—	10,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	3,430,298	2,419,791
Service Class	594	—

	4,175,389	4,507,289

Cost of shares redeemed:
Standard Class	(6,498,200)	(9,316,846)

Decrease in net assets derived from capital share transactions	(2,322,811)	(4,809,557)

Net Increase (Decrease) in Net Assets	(2,954,393)	332,296

Net Assets:
Beginning of period	61,962,425	61,630,129

End of period	$59,008,032	$61,962,425

See accompanying notes, which are an integral part of the financial statements.

Investment Grade Series-9

Delaware VIP® Trust — Delaware VIP Investment Grade Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Investment Grade Series Standard Class
	Six months
	ended
	6/30/20[1]	Year ended
	(Unaudited)	12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$11.02	$10.18	$10.80	$10.73	$10.70	$11.20

Income (loss) from investment operations:
Net investment income[3]	0.13	0.29	0.31	0.31	0.33	0.34
Net realized and unrealized gain (loss)	0.40	0.95	(0.53)	0.18	0.15	(0.37)

Total from investment operations	0.53	1.24	(0.22)	0.49	0.48	(0.03)

Less dividends and distributions from:
Net investment income	(0.41)	(0.40)	(0.40)	(0.42)	(0.45)	(0.47)
Net realized gain	(0.25)	—	—	—	—	—

Total dividends and distributions	(0.66)	(0.40)	(0.40)	(0.42)	(0.45)	(0.47)

Net asset value, end of period	$10.89	$11.02	$10.18	$10.80	$10.73	$10.70

Total return[4]	5.06%	12.62%	(2.03% )	4.72%	4.65%	(0.35%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,997	$61,952	$61,630	$66,163	$64,095	$62,020
Ratio of expenses to average net assets[5]	0.69%	0.73%	0.70%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to fees waived[5]	0.80%	0.90%	0.85%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets	2.45%	2.76%	3.05%	2.93%	3.02%	3.12%
Ratio of net investment income to average net assets prior to fees waived	2.34%	2.59%	2.90%	2.78%	2.87%	2.97%
Portfolio turnover	93%	157% [6]	53%	60%	40%	37%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Investment Grade Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Investment Grade Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Investment Grade Series-10

Delaware VIP® Investment Grade Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Investment Grade Series Service Class
	Six months ended 6/30/20[1] (Unaudited)	10/31/19[2] to 12/31/19
Net asset value, beginning of period	$11.01	$10.97

Income from investment operations:
Net investment income[3]	0.12	0.03
Net realized and unrealized gain	0.39	0.01

Total from investment operations	0.51	0.04

Less dividends and distributions from:
Net investment income	(0.40)	—
Net realized gain	(0.25)	—

Total dividends and distributions	(0.65)	—

Net asset value, end of period	$10.87	$11.01

Total return[4]	4.91%	0.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10
Ratio of expenses to average net assets[5]	0.99%	0.99%
Ratio of expenses to average net assets prior to fees waived[5]	1.10%	1.31%
Ratio of net investment income to average net assets	2.15%	1.50%
Ratio of net investment income to average net assets prior to fees waived	2.04%	1.18%
Portfolio turnover	93%	157%[6,7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.
[7]	Portfolio turnover is representative of the Series for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Investment Grade Series-11

Delaware VIP® Trust — Delaware VIP Investment Grade Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Investment Grade Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Investment Grade Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or

Investment Grade Series-12

Delaware VIP® Investment Grade Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $2,225 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.69% of the Series’ average daily net assets for the Standard Class and 0.99% for the Service Class from Jan. 1, 2020 through June 30, 2020. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $3,000 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $2,206 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $942 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Investment Grade Series-13

Delaware VIP® Investment Grade Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$49,450,877
Purchases of US government securities	5,042,631
Sales other than US government securities	52,544,601
Sales of US government securities	6,910,067

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$57,638,834	$2,163,377	$(602,146)	$1,561,231

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	– Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2

– Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	– Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Investment Grade Series-14

Delaware VIP® Investment Grade Series

Notes to financial statements (continued)

3. Investments (continued)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1	Level 2	Total
Assets:
Corporate Debt	$—	$57,805,737	$57,805,737
Loan Agreements	—	147,051	147,051
Preferred Stock	—	340,105	340,105
Short-Term Investments	907,172	—	907,172

Total Value of Securities	$907,172	$58,292,893	$59,200,065

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Series’ net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	68,651	196,853
Service Class	—	912
Shares issued upon reinvestment of dividends and distributions:
Standard Class	329,203	241,255
Service Class	57	—

	397,911	439,020

Shares redeemed:
Standard Class	(601,883)	(869,334)

Net decrease	(203,972)	(430,314)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial

Investment Grade Series-15

Delaware VIP® Investment Grade Series

Notes to financial statements (continued)

6. Securities Lending (continued)

collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn

Investment Grade Series-16

Delaware VIP® Investment Grade Series

Notes to financial statements (continued)

7. Credit and Market Risk (continued)

portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Investment Grade Series-17

Delaware VIP® Trust — Delaware VIP Investment Grade Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPIG 22645 (8/20) (1273672)	Investment Grade Series-18

Delaware VIP® Trust

Delaware VIP Limited Duration Bond Series

(formerly, First Investors Life Series Limited Duration Bond Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Limited Duration Bond Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek current income consistent with low volatility of principal.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$1,026.20	0.75%	$3.78
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,021.13	0.75%	$3.77

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Limited Duration Bond Series-1

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Security type / country and sector allocations

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets

Agency Mortgage-Backed Securities	10.43%

Agency Obligation	1.03%

Corporate Bonds	37.98%

Banking	12.39%

Basic Industry	1.50%

Capital Goods	2.25%

Communications	2.06%

Consumer Cyclical	0.61%

Consumer Non-Cyclical	6.57%

Electric	3.74%

Energy	2.55%

Finance Companies	0.71%

Insurance	0.35%

Technology	2.32%

Transportation	2.93%

Non-Agency Asset-Backed Securities	17.23%

US Treasury Obligations	23.29%

Short-Term Investments	9.81%

Total Value of Securities	99.77%

Receivables and Other Assets Net of Liabilities	0.23%

Total Net Assets	100.00%

Limited Duration Bond Series-2

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Schedule of investments

June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities – 10.43%
Fannie Mae S.F. 30 yr
4.50% 1/1/43	254,748	$283,278
4.50% 2/1/44	163,919	186,137
4.50% 4/1/44	190,027	215,785
4.50% 11/1/44	247,913	277,701
4.50% 10/1/45	561,466	624,007
5.00% 5/1/48	371,367	406,667
Freddie Mac S.F. 30 yr
4.50% 7/1/45	47,465	52,798
5.00% 7/1/45	595,730	683,379
5.00% 8/1/48	305,034	333,378

Total Agency Mortgage-Backed Securities (cost $2,988,301)		3,063,130

Agency Obligation – 1.03%
Federal National Mortgage Association 1.50% 11/30/20	300,000	301,633

Total Agency Obligation (cost $299,855)		301,633

Corporate Bonds – 37.98%
Banking – 12.39%
Ally Financial 5.75% 11/20/25	85,000	90,911
Bank of America
3.458% 3/15/25 µ	80,000	86,817
5.625% 7/1/20	180,000	180,000
Bank of Montreal 1.85% 5/1/25	40,000	41,441
Bank of New York Mellon 1.60% 4/24/25	145,000	150,415
Barclays Bank 1.70% 5/12/22	200,000	203,576
Citizens Bank 1.144% (LIBOR03M + 0.72%) 2/14/22 •	250,000	250,081
Citizens Financial Group 2.85% 7/27/26	110,000	119,204
DNB Boligkreditt 144A 2.50% 3/28/22 #	500,000	516,545
Fifth Third Bancorp
2.375% 1/28/25	35,000	36,940
3.65% 1/25/24	35,000	38,203
Goldman Sachs Group 3.50% 4/1/25	20,000	21,954
Huntington Bancshares 2.30% 1/14/22	65,000	66,690
JPMorgan Chase & Co.
4.023% 12/5/24 µ	330,000	363,801
4.60% µy	20,000	17,857
5.00% µy	25,000	24,067
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 •	145,000	146,112
2.75% 5/19/22	25,000	25,999
3.622% 4/1/31 µ	35,000	40,058
3.737% 4/24/24 µ	25,000	26,962
PNC Bank 2.70% 11/1/22	10,000	10,466

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Regions Financial
2.75% 8/14/22	25,000	$26,049
3.80% 8/14/23	50,000	54,405
Truist Bank
2.15% 12/6/24	250,000	263,006
2.636% 9/17/29 µ	215,000	215,837
UBS Group 144A 3.00% 4/15/21 #	200,000	203,966
US Bancorp 3.375% 2/5/24	55,000	60,155
US Bank 2.05% 10/23/20	355,000	356,418

		3,637,935

Basic Industry – 1.50%
Air Products and Chemicals
1.50% 10/15/25	10,000	10,349
1.85% 5/15/27	10,000	10,486
DuPont de Nemours 2.169% 5/1/23	110,000	112,109
Georgia-Pacific
144A 1.75% 9/30/25 #	35,000	36,134
144A 2.10% 4/30/27 #	25,000	25,982
144A 5.40% 11/1/20 #	60,000	60,958
LYB International Finance III 2.875% 5/1/25	25,000	26,652
Nutrien 1.90% 5/13/23	80,000	82,614
PolyOne 144A 5.75% 5/15/25 #	74,000	76,266

		441,550

Capital Goods – 2.25%
General Dynamics 3.00% 5/11/21	145,000	148,360
General Electric
0.921% (LIBOR03M + 0.38%) 5/5/26 •	5,000	4,340
3.45% 5/1/27	30,000	30,800
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	92,000	90,561
Otis Worldwide 144A 2.056% 4/5/25 #	60,000	62,949
Roper Technologies 2.35% 9/15/24	145,000	152,914
Standard Industries 144A 6.00% 10/15/25 #	75,000	77,429
TransDigm 144A 6.25% 3/15/26 #	25,000	25,027
Waste Management 2.95% 6/15/24	35,000	35,850
WESCO Distribution 144A 7.125% 6/15/25 #	32,000	33,830

		662,060

Communications – 2.06%
AT&T 1.498% (LIBOR03M + 1.18%) 6/12/24 •	140,000	140,331
Crown Castle International 5.25% 1/15/23	85,000	94,619
Fox
3.666% 1/25/22	160,000	167,557
4.03% 1/25/24	100,000	110,918

Limited Duration Bond Series-3

Delaware VIP® Limited Duration Bond Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
144A 1.50% 2/15/26 #	30,000	$30,073
144A 3.50% 4/15/25 #	35,000	38,216
Verizon Communications 3.15% 3/22/30	20,000	22,653

		604,367

Consumer Cyclical – 0.61%
General Motors Financial
3.45% 4/10/22	50,000	50,996
4.15% 6/19/23	30,000	31,370
Mastercard 3.30% 3/26/27	20,000	22,682
Prime Security Services Borrower 144A 5.25% 4/15/24 #	32,000	32,803
VF 2.40% 4/23/25	40,000	42,156

		180,007

Consumer Non-Cyclical – 6.57%
AbbVie 144A 2.60% 11/21/24 #	90,000	95,898
Amgen 2.20% 2/21/27	80,000	84,485
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	355,000	403,075
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	130,000	140,792
Cigna 3.20% 9/17/20	490,000	492,759
Coca-Cola 1.45% 6/1/27	90,000	92,521
CVS Health
3.35% 3/9/21	110,000	112,190
3.70% 3/9/23	100,000	107,490
Keurig Dr Pepper 3.551% 5/25/21	60,000	61,681
Molson Coors Beverage 2.10% 7/15/21	95,000	96,184
Mondelez International
1.50% 5/4/25	90,000	91,828
2.125% 4/13/23	40,000	41,457
Upjohn
144A 1.65% 6/22/25 #	10,000	10,206
144A 2.30% 6/22/27 #	10,000	10,340
US Foods 144A 6.25% 4/15/25 #	87,000	88,903

		1,929,809

Electric – 3.74%
AEP Texas 2.40% 10/1/22	140,000	145,466
Avangrid 3.20% 4/15/25	60,000	65,639
CenterPoint Energy 3.85% 2/1/24	70,000	76,622
Cleveland Electric Illuminating 5.50% 8/15/24	115,000	135,745
Duke Energy
1.80% 9/1/21	165,000	167,193
4.875% µy	65,000	65,014
Entergy 4.00% 7/15/22	90,000	95,562
Entergy Louisiana 4.05% 9/1/23	10,000	10,949

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings 3.15% 4/1/24	100,000	$108,596
NRG Energy 144A 3.75% 6/15/24 #	95,000	100,474
Pacific Gas and Electric 2.10% 8/1/27	20,000	19,801
Vistra Operations 144A 3.55% 7/15/24 #	105,000	108,437

		1,099,498

Energy – 2.55%
Continental Resources 3.80% 6/1/24	35,000	33,113
Energy Transfer Operating
5.25% 4/15/29	45,000	49,141
7.125% µy	75,000	64,219
Exxon Mobil 2.019% 8/16/24	130,000	135,828
Marathon Oil 2.80% 11/1/22	55,000	55,080
ONEOK 7.50% 9/1/23	115,000	131,689
Sabine Pass Liquefaction 5.75% 5/15/24	110,000	123,938
Schlumberger Holdings 144A 3.75% 5/1/24 #	145,000	156,282

		749,290

Finance Companies – 0.71%
Aviation Capital Group
144A 2.875% 1/20/22 #	130,000	124,273
144A 4.375% 1/30/24 #	10,000	9,405
Avolon Holdings Funding 144A 3.95% 7/1/24 #	85,000	74,432

		208,110

Insurance – 0.35%
Equitable Holdings 3.90% 4/20/23	95,000	101,727

		101,727

Technology – 2.32%
Broadcom
144A 3.15% 11/15/25 #	30,000	31,890
144A 4.70% 4/15/25 #	20,000	22,542
Global Payments 2.65% 2/15/25	85,000	90,329
International Business Machines 3.00% 5/15/24	100,000	108,350
Microchip Technology
3.922% 6/1/21	30,000	30,592
4.333% 6/1/23	55,000	59,380
NXP
144A 2.70% 5/1/25 #	5,000	5,260
144A 4.875% 3/1/24 #	165,000	184,370
PayPal Holdings 1.35% 6/1/23	145,000	148,122

		680,835

Transportation – 2.93%
Delta Air Lines 144A 7.00% 5/1/25 #	144,000	148,798

Limited Duration Bond Series-4

Delaware VIP® Limited Duration Bond Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Heathrow Funding 144A 4.875% 7/15/21 #	691,000	$710,057

		858,855

Total Corporate Bonds (cost $10,908,566)		11,154,043

Non-Agency Asset-Backed Securities – 17.23%
Americredit Automobile Receivables Trust
Series 2019-1 B 3.13% 2/18/25	300,000	311,523
ARI Fleet Lease Trust
Series 2019-A A2B 144A 0.665% (LIBOR01M + 0.48%) 11/15/27 #•	130,967	130,907
BMW Vehicle Lease Trust
Series 2018-1 A3 3.26% 7/20/21	88,123	88,793
CarMax Auto Owner Trust
Series 2018-2 B 3.37% 10/16/23	150,000	156,274
Chase Issuance Trust
Series 2016-A3 A3 0.735% (LIBOR01M + 0.55%) 6/15/23 •	300,000	301,083
Citibank Credit Card Issuance Trust
Series 2018-A1 A1 2.49% 1/20/23	300,000	303,582
Discover Card Execution Note Trust
Series 2015-A4 A4 2.19% 4/17/23	900,000	904,751
Series 2018-A3 A3 0.415% (LIBOR01M + 0.23%) 12/15/23 •	150,000	150,164
Ford Credit Auto Lease Trust
Series 2019-B A2A 2.28% 2/15/22	234,484	235,854
Ford Credit Auto Owner Trust
Series 2017-C A3 2.01% 3/15/22	120,952	121,537
GM Financial Automobile Leasing Trust
Series 2018-2 B 3.31% 4/20/22	100,000	100,844
Hertz Vehicle Financing II
Series 2017-1A A 144A 2.96% 10/25/21 #	241,748	239,554
Hyundai Auto Lease Securitization Trust
Series 2018-A A3 144A 2.81% 4/15/21 #	80,549	80,698
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	502,652	506,211
John Deere Owner Trust
Series 2019-A A3 2.91% 7/17/23	200,000	205,232
Kubota Credit Owner Trust
Series 2018-1A A3 144A 3.10% 8/15/22 #	175,097	177,715

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	254,152	$255,379
Santander Drive Auto Receivables Trust
Series 2018-2 B 3.03% 9/15/22	28,260	28,292
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	388,118	393,712
Toyota Auto Receivables Owner Trust
Series 2017-D A3 1.93% 1/18/22	97,026	97,600
Verizon Owner Trust
Series 2017-2A A 144A 1.92% 12/20/21 #	35,086	35,119
Series 2018-A A1A 3.23% 4/20/23	230,000	235,065

Total Non-Agency Asset-Backed Securities (cost $5,008,979)		5,059,889

US Treasury Obligations – 23.29%
US Treasury Bond
1.25% 5/15/50	5,000	4,802
US Treasury Floating Rate Note
0.304% (USBMMY3M + 0.154%) 1/31/22 •	415,000	415,609
US Treasury Notes
0.375% 4/30/25	3,325,000	3,340,521
1.125% 2/28/25	5,000	5,201
1.50% 10/31/21	2,310,000	2,351,192
1.75% 7/31/24	680,000	722,181

Total US Treasury Obligations (cost $6,744,144)		6,839,506

	Number of shares

Short-Term Investments – 9.81%
Money Market Mutual Funds – 1.41%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	82,643	82,643
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	82,644	82,644
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	82,644	82,644
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	82,644	82,644

Limited Duration Bond Series-5

Delaware VIP® Limited Duration Bond Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	82,644	$82,644

		413,219

	Principal amount°
US Treasury Obligation – 8.40% ‡
US Treasury Bill 2.75% 11/30/20	2,440,000	2,466,402

		2,466,402

Total Short-Term Investments (cost $2,853,045)		2,879,621

Total Value of Securities – 99.77% (cost $28,802,890)	$29,297,822

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $4,390,803 which represents 14.95% of the Series’ net assets. See Note 7 in “Notes to financial statements.”

‡	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
y	No contractual maturity date.
•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

S.F. – Single Family

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar yr – Year

See accompanying notes, which are an integral part of the financial statements.

Limited Duration Bond Series-6

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$29,297,822
Dividends and interest receivable	139,522
Receivable for securities sold	19,549
Receivable for series shares sold	6,703
Other assets	1,435

Total assets	29,465,031

Liabilities:
Payable for series shares redeemed	30,286
Audit and tax fees payable	25,653
Accounting and administration expenses payable to non-affiliates	18,579
Reports and statements to shareholders expenses payable to non-affiliates	8,479
Investment management fees payable	7,280
Pricing fees payable	6,982
Other accrued expenses	2,383
Accounting and administration expenses payable to affiliates	411
Trustees’ fees and expenses payable	222
Dividend disbursing and transfer agent fees and expenses payable to affiliates	180
Legal fees payable to affiliates	61
Reports and statements to shareholders expenses payable to affiliates	49

Total liabilities	100,565

Total Net Assets	$29,364,466

Net Assets Consist of:
Paid-in capital	$30,747,612
Total distributable earnings (loss)	(1,383,146)

Total Net Assets	$29,364,466

Net Asset Value:
Standard Class:
Net assets	$29,364,466
Shares of beneficial interest outstanding, unlimited authorization, no par	3,050,685
Net asset value per share	$9.63

[1] Investments, at cost	$28,802,890

See accompanying notes, which are an integral part of the financial statements.

Limited Duration Bond Series-7

Delaware VIP® Trust —

Delaware VIP Limited Duration Bond Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Interest	$318,370
Dividends	1,246

319,616

Expenses:
Management fees	75,345
Audit and tax fees	46,145
Accounting and administration expenses	22,779
Reports and statements to shareholders	5,237
Dividend disbursing and transfer agent fees and expenses	1,290
Trustees’ fees and expenses	885
Custodian fees	390
Legal fees	50
Registration fees	4
Other	4,121

156,246
Less expenses waived	(42,346)
Less expenses paid indirectly	(869)

Total operating expenses	113,031

Net Investment Income	206,585

Net Realized and Unrealized Gain:
Net realized gain on investments	182,951
Net change in unrealized appreciation (depreciation) of investments	375,658

Net Realized and Unrealized Gain	558,609

Net Increase in Net Assets Resulting from Operations	$765,194

Delaware VIP Trust—

Delaware VIP Limited Duration Bond Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase in Net Assets from Operations:
Net investment income	$206,585	$714,736
Net realized gain	182,951	455,374
Net change in unrealized appreciation (depreciation)	375,658	181,974

Net increase in net assets resulting from operations	765,194	1,352,084

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(841,238)	(212,829)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	697,764	1,672,149

Net asset value of shares based upon reinvestment of dividends and distributions:
Standard Class	841,238	212,829

	1,539,002	1,884,978

Cost of shares redeemed:
Standard Class	(3,810,708)	(4,833,772)

Decrease in net assets derived from capital share transactions	(2,271,706)	(2,948,794)

Net Decrease in Net Assets	(2,347,750)	(1,809,539)

Net Assets:
Beginning of period	31,712,216	33,521,755

End of period	$29,364,466	$31,712,216

See accompanying notes, which are an integral part of the financial statements.

Limited Duration Bond Series-8

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited Duration Bond Series Standard Class
	Six months
	ended
	6/30/20[1]	Year ended
	(Unaudited)	12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$9.66	$9.34	$9.61	$9.66	$9.69	$9.74

Income (loss) from investment operations:
Net investment income (loss)[3]	0.07	0.21	0.05	0.10	(0.03)	0.01
Net realized and unrealized gain (loss)	0.18	0.17	(0.07)	0.02	0.09	(0.06)

Total from investment operations	0.25	0.38	(0.02)	0.12	0.06	(0.05)

Less dividends and distributions from:
Net investment income	(0.28)	(0.06)	(0.25)	(0.17)	(0.09)	—

Total dividends and distributions	(0.28)	(0.06)	(0.25)	(0.17)	(0.09)	—

Net asset value, end of period	$9.63	$9.66	$9.34	$9.61	$9.66	$9.69

Total return[4]	2.62%	4.09%	(0.22% )	1.26%	0.64%	(0.51%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,364	$31,712	$33,522	$7,220	$7,837	$5,836
Ratio of expenses to average net assets[5]	0.75%	0.86%	1.15%	1.01%	1.06%	1.44%
Ratio of expenses to average net assets prior to fees waived[5]	1.03%	1.10%	1.30%	1.16%	1.21%	1.59%
Ratio of net investment income (loss) to average net assets	1.37%	2.15%	0.49%	1.09%	(0.34% )	0.11%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.09%	1.91%	0.34%	0.94%	(0.49% )	(0.04% )
Portfolio turnover	47%	108% [6]	268%	82%	78%	94%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Limited Duration Bond Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Limited Duration Bond Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Limited Duration Bond Series-9

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Limited Duration Bond Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Limited Duration Bond Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Limited Duration Bond Series-10

Delaware VIP® Limited Duration Bond Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $869 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.75% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $2,507 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $1,130 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $483 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Limited Duration Bond Series-11

Delaware VIP® Limited Duration Bond Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$3,743,630
Purchases of US government securities	10,136,377
Sales other than US government securities	4,509,479
Sales of US government securities	11,358,584

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$28,877,289	$488,734	$(68,201)	$420,533

At Dec. 31, 2019, capital loss carryforwards available to offset future realized gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$1,154,354	$1,055,479	$2,209,833

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	– Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2

– Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	– Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1	Level 2	Total
Assets:
Agency, Asset Backed & Mortgage Backed Securities	$—	$8,424,652	$8,424,652
Corporate Debt	—	11,154,043	11,154,043
US Treasury Obligations	—	6,839,506	6,839,506
Short-Term Investments[1]	413,219	2,466,402	2,879,621

Total Value of Securities	$413,219	$28,884,603	$29,297,822

Limited Duration Bond Series-12

Delaware VIP® Limited Duration Bond Series

Notes to financial statements (continued)

3. Investments (continued)

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 14.35% and 85.65%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	72,489	175,965
Shares issued upon reinvestment of dividends and distributions:
Standard Class	88,551	22,690

	161,040	198,655

Shares redeemed:
Standard Class	(394,068)	(505,917)

Net decrease	(233,028)	(307,262)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development

Limited Duration Bond Series-13

Delaware VIP® Limited Duration Bond Series

Notes to financial statements (continued)

6. Securities Lending (continued)

(OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Limited Duration Bond Series-14

Delaware VIP® Limited Duration Bond Series

Notes to financial statements (continued)

7. Credit and Market Risk (continued)

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Limited Duration Bond Series-15

Delaware VIP® Trust — Delaware VIP Limited Duration Bond Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPLDB 22646 (8/20) (1273672)	Limited Duration Bond Series-16

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Delaware VIP® Trust

Delaware VIP Opportunity Series

(formerly, First Investors Life Series Opportunity Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Opportunity Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Opportunity Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term capital growth.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$855.90	0.83%	$3.83
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.74	0.83%	$4.17

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Opportunity Series-1

Delaware VIP® Trust — Delaware VIP Opportunity Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	97.84%
Basic Materials	7.80%
Business Services	4.29%
Capital Goods	11.87%
Consumer Discretionary	4.17%
Consumer Services	2.28%
Consumer Staples	1.95%
Credit Cyclicals	2.09%
Energy	0.72%
Financial Services	12.70%
Healthcare	16.25%
Media	0.88%
Real Estate Investment Trusts	7.55%
Technology	18.77%
Transportation	2.07%
Utilities	4.45%
Short-Term Investments	3.06%
Total Value of Securities	100.90%
Liabilities Net of Receivables and Other Assets	(0.90%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Neurocrine Biosciences	1.60%
Bio-Techne	1.56%
Paycom Software	1.53%
Tyler Technologies	1.52%
Ultragenyx Pharmaceutical	1.49%
Spire	1.40%
Proofpoint	1.40%
Knight-Swift Transportation Holdings	1.34%
NorthWestern	1.32%
Catalent	1.24%

Opportunity Series-2

Delaware VIP® Trust — Delaware VIP Opportunity Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 97.84%
Basic Materials – 7.80%
Balchem	7,401	$702,059
Eastman Chemical	9,187	639,783
Huntsman	41,077	738,154
Kaiser Aluminum	8,870	653,009
Minerals Technologies	13,305	624,403
Neenah	13,094	647,629
Reliance Steel & Aluminum	9,113	865,097
Worthington Industries	16,860	628,878

		5,499,012

Business Services – 4.29%
ABM Industries	15,945	578,803
Aramark	20,630	465,619
ASGN †	11,125	741,815
Casella Waste Systems Class A †	6,903	359,784
Mobile Mini	15,591	459,935
US Ecology	12,299	416,690

		3,022,646

Capital Goods – 11.87%
Barnes Group	7,456	294,959
Belden	9,187	299,037
BWX Technologies	10,410	589,623
Columbus McKinnon	4,963	166,012
ESCO Technologies	6,863	580,129
Federal Signal	9,293	276,281
Gates Industrial †	19,958	205,168
Graco	10,665	511,813
Jacobs Engineering Group	6,969	590,971
Kadant	5,162	514,445
KBR	12,712	286,656
Lincoln Electric Holdings	7,818	658,588
MasTec †	7,180	322,167
Oshkosh	8,870	635,270
Quanta Services	12,778	501,281
Rexnord	18,147	528,985
Spirit AeroSystems Holdings Class A	6,019	144,095
Tetra Tech	3,168	250,652
United Rentals †	3,919	584,088
Woodward	5,491	425,827

		8,366,047

Consumer Discretionary – 4.17%
American Eagle Outfitters	22,098	240,868
Five Below †	6,617	707,424
Malibu Boats Class A †	12,831	666,570
Steven Madden	22,474	554,883
Tractor Supply	5,859	772,158

		2,941,903

Consumer Services – 2.28%
Chuy’s Holdings †	9,082	135,140
Jack in the Box	6,169	457,061
Texas Roadhouse	4,643	244,083

	Number of shares	Value (US $)

Common Stock (continued)
Consumer Services (continued)
Wendy’s	35,454	$772,188

		1,608,472

Consumer Staples – 1.95%
Casey’s General Stores	5,491	821,014
J & J Snack Foods	4,343	552,126

		1,373,140

Credit Cyclicals – 2.09%
BorgWarner	15,040	530,912
DR Horton	7,669	425,246
Toll Brothers	15,879	517,497

		1,473,655

Energy – 0.72%
Diamondback Energy	9,268	387,588
Patterson-UTI Energy	2,928	10,160
PDC Energy †	8,727	108,564

		506,312

Financial Services – 12.70%
Axis Capital Holdings	12,852	521,277
East West Bancorp	16,829	609,883
Essent Group	18,217	660,730
First Financial Bancorp	30,754	427,173
Great Western Bancorp	15,587	214,477
Hamilton Lane Class A	3,235	217,942
Independent Bank Group	8,542	346,122
Kemper	6,366	461,662
NMI Holdings Class A †	15,196	244,352
Primerica	6,336	738,778
Reinsurance Group of America	6,743	528,921
RLI	4,710	386,691
Selective Insurance Group	9,615	507,095
South State	6,876	327,710
Sterling Bancorp	27,761	325,359
Stifel Financial	9,730	461,494
Umpqua Holdings	41,499	441,549
Valley National Bancorp	48,046	375,720
Webster Financial	13,664	390,927
Western Alliance Bancorp	9,603	363,666
WSFS Financial	14,071	403,838

		8,955,366

Healthcare – 16.25%
Agios Pharmaceuticals †	12,737	681,175
Bio-Techne	4,162	1,099,059
Catalent †	11,944	875,495
DexCom †	1,494	605,668
Encompass Health	11,558	715,787
Exact Sciences †	7,929	689,347
ICON †	4,516	760,765
Intercept Pharmaceuticals †	7,051	337,813
Ligand Pharmaceuticals †	5,491	614,168
Neurocrine Biosciences †	9,275	1,131,550

Opportunity Series-3

Delaware VIP® Opportunity Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Common Stock (continued)
Healthcare (continued)
Quidel †	2,470	$552,638
Repligen †	6,447	796,914
Supernus Pharmaceuticals †	15,001	356,274
Teladoc Health †	2,066	394,275
Ultragenyx Pharmaceutical †	13,391	1,047,444
West Pharmaceutical Services	2,350	533,850
Wright Medical Group †	9,009	267,748

		11,459,970

Media – 0.88%
Cinemark Holdings	19,397	224,035
Interpublic Group of Companies	23,021	395,041

		619,076

Real Estate Investment Trusts – 7.55%
American Assets Trust	9,153	254,820
Apartment Investment and Management Class A	15,100	568,364
Brixmor Property Group	21,446	274,938
Camden Property Trust	6,334	577,788
Cousins Properties	20,169	601,641
EastGroup Properties	4,811	570,633
EPR Properties	8,765	290,384
First Industrial Realty Trust	17,248	663,013
Kite Realty Group Trust	24,434	281,968
Lexington Realty Trust	36,085	380,697
Life Storage	2,254	214,017
Mack-Cali Realty	2,508	38,347
Pebblebrook Hotel Trust	14,685	200,597
Physicians Realty Trust	11,828	207,227
RPT Realty	28,922	201,297

		5,325,731

Technology – 18.77%
Blackbaud	4,117	234,998
Box Class A †	10,459	217,129
Brooks Automation	15,647	692,223
Chegg †	6,703	450,844
ExlService Holdings †	10,560	669,504
Guidewire Software †	7,675	850,774
II-VI †	14,256	673,168
J2 Global †	9,190	580,900
LendingTree †	2,428	702,979
MACOM Technology Solutions Holdings †	9,926	340,958
MaxLinear †	26,409	566,737
Medallia †	9,825	247,983

	Number of shares	Value (US $)

Common Stock (continued)
Technology (continued)
NETGEAR †	11,431	$295,949
Paycom Software †	3,486	1,079,719
Proofpoint †	8,870	985,634
PTC †	9,293	722,902
Rapid7 †	5,328	271,835
Semtech †	13,727	716,824
SS&C Technologies Holdings	15,125	854,260
Tyler Technologies †	3,081	1,068,737
WNS Holdings ADR †	12,505	687,525
Yelp †	14,012	324,098

		13,235,680

Transportation – 2.07%
Knight-Swift Transportation Holdings	22,598	942,562
Werner Enterprises	11,820	514,525

		1,457,087

Utilities – 4.45%
Black Hills	8,095	458,663
NorthWestern	17,018	927,820
South Jersey Industries	30,517	762,620
Spire	15,036	988,016

		3,137,119

Total Common Stock (cost $72,493,699)		68,981,216

Short-Term Investments – 3.06%
Money Market Mutual Funds – 3.06%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	431,859	431,859
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	431,859	431,859
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	431,859	431,859
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	431,859	431,859
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	431,859	431,859

Total Short-Term Investments (cost $2,159,295)		2,159,295

Total Value of Securities – 100.90% (cost $74,652,994)	$71,140,511

† Non-income producing security.

Opportunity Series-4

Delaware VIP® Opportunity Series

Schedule of investments (continued)

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Opportunity Series-5

Delaware VIP® Trust — Delaware VIP Opportunity Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$71,140,511
Receivable for securities sold	671,313
Dividends and interest receivable	64,110
Receivable for series shares sold	8,498
Other assets	2,115

Total assets	71,886,547

Liabilities:
Payable for securities purchased	1,245,857
Other accrued expenses	47,622
Payable for series shares redeemed	47,366
Investment management fees payable	39,111
Trustees’ fees and expenses payable	537
Accounting and administration expenses payable to affiliates	531
Dividend disbursing and transfer agent fees and expenses payable to affiliates	441
Legal fees payable to affiliates	148
Reports and statements to shareholders payable to affiliates	119

Total liabilities	1,381,732

Total Net Assets	$70,504,815

Net Assets Consist of:
Paid-in capital	$74,018,426
Total distributable earnings (loss)	(3,513,611)

Total Net Assets	$70,504,815

Net Asset Value:
Standard Class:
Net assets	$70,504,815
Shares of beneficial interest outstanding, unlimited authorization, no par	5,337,350
Net asset value per share	$13.21

[1] Investments, at cost	$74,652,994

See accompanying notes, which are an integral part of the financial statements.

Opportunity Series-6

Delaware VIP® Trust —

Delaware VIP Opportunity Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$528,301
Foreign tax withheld	2,024
Interest	56

530,381

Expenses:
Management fees	261,443
Audit and tax fees	37,132
Accounting and administration expenses	26,063
Reports and statements to shareholders	3,875
Dividend disbursing and transfer agent fees and expenses	2,945
Trustees’ fees and expenses	2,060
Custodian fees	1,083
Legal fees	317
Registration fees	5
Other	1,478

336,401
Less expenses waived	(45,201)
Less expenses paid indirectly	(2,490)

Total operating expenses	288,710

Net Investment Income	241,671

Net Realized and Unrealized Loss:
Net realized loss on investments	(207,286)
Net change in unrealized appreciation (depreciation) of investments	(11,402,428)

Net Realized And Unrealized Loss	(11,609,714)

Net Decrease in Net Assets Resulting from Operations	$(11,368,043)

Delaware VIP Trust—

Delaware VIP Opportunity Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$241,671	$492,100
Net realized gain (loss)	(207,286)	12,145,268
Net change in unrealized appreciation (depreciation)	(11,402,428)	6,796,778

Net increase (decrease) in net assets resulting from operations	(11,368,043)	19,434,146

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(12,579,339)	(2,832,760)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	3,205,379	5,636,422
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	12,579,339	2,832,760

	15,784,718	8,469,182

Cost of shares redeemed:
Standard Class	(3,673,948)	(6,924,307)

Increase in net assets derived from capital share transactions	12,110,770	1,544,875

Net Increase (Decrease) in Net Assets	(11,836,612)	18,146,261

Net Assets:
Beginning of period	82,341,427	64,195,166

End of period	$70,504,815	$82,341,427

See accompanying notes, which are an integral part of the financial statements.

Opportunity Series-7

Delaware VIP® Trust — Delaware VIP Opportunity Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

			Delaware VIP Opportunity Series Standard Class
	Six months ended 6/30/20[1]		Year ended
	(Unaudited)		12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15

Net asset value, beginning of period	$19.50		$15.58	$18.76	$15.87	$14.73	$14.88

Income (loss) from investment operations:
Net investment income[3]	0.05		0.11	0.24	0.10	0.12	0.08
Net realized and unrealized gain (loss)	(3.36)		4.49	(3.08)	2.90	1.09	(0.20)

Total from investment operations	(3.31)		4.60	(2.84)	3.00	1.21	(0.12)

Less dividends and distributions from:
Net investment income	(0.12)		(0.23)	(0.10)	(0.11)	(0.07)	(0.03)
Net realized gain	(2.86)		(0.45)	(0.24)	—	—	—

Total dividends and distributions	(2.98)		(0.68)	(0.34)	(0.11)	(0.07)	(0.03)

Net asset value, end of period	$13.21		$19.50	$15.58	$18.76	$15.87	$14.73

Total return[4]	(14.41%	)[5]	30.11%[5]	(15.38% )	19.00%	8.26%	(0.81% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70,505		$82,342	$64,195	$69,977	$52,737	$40,114
Ratio of expenses to average net assets[6]	0.83%		0.84%	0.83%	0.84%	0.87%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	0.96%		0.89%	0.83%	0.84%	0.87%	0.89%
Ratio of net investment income to average net assets	0.69%		0.65%	1.34%	0.59%	0.83%	0.53%
Ratio of net investment income to average net assets prior to fees waived	0.56%		0.60%	1.34%	0.59%	0.83%	0.53%
Portfolio turnover	17%		125%[7]	59%	30%	31%	45%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Opportunity Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Opportunity Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Opportunity Series-8

Delaware VIP® Trust — Delaware VIP Opportunity Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Opportunity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Opportunity Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Opportunity Series-9

Delaware VIP® Opportunity Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $2,490 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.83% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $3,184 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $2,614 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $1,101 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Opportunity Series-10

Delaware VIP® Opportunity Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$11,739,544
Sales	11,886,234

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$74,652,994	$6,683,871	$(10,196,354)	$(3,512,483)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1
Assets:
Common Stock	$68,981,216
Short-Term Investments	2,159,295

Total Value of Securities	$71,140,511

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2020, there were no transfers Level 3 investments.

Opportunity Series-11

Delaware VIP® Opportunity Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	234,272	319,545
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,114,202	164,986

	1,348,474	484,531

Shares redeemed:
Standard Class	(234,012)	(382,909)

Net increase	1,114,462	101,622

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the

Opportunity Series-12

Delaware VIP® Opportunity Series

Notes to financial statements (continued)

6. Securities Lending (continued)

borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2020. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Opportunity Series-13

Delaware VIP® Trust — Delaware VIP Opportunity Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPOP 22647 (8/20) (1273672)	Opportunity Series-14

Delaware VIP® Trust

Delaware VIP Special Situations Series

(formerly, First Investors Life Series Special Situations Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Special Situations Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Special Situations Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek long-term growth of capital.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*

Actual Series return†
Standard Class	$1,000.00	$ 739.40	0.80%	$3.46

Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.89	0.80%	$4.02

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Special Situations Series-1

Delaware VIP® Trust — Delaware VIP Special Situations Series

Security type / sector allocation and top 10 equity holdings

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Percentage of
Security type / sector	net assets

Common Stock²	98.87%
Basic Industry	6.50%
Business Services	1.33%
Capital Spending	9.32%
Consumer Cyclical	4.32%
Consumer Services	9.00%
Consumer Staples	3.74%
Energy	3.27%
Financial Services[1]	26.68%
Healthcare	3.28%
Real Estate Investment Trusts	8.99%
Technology	13.64%
Transportation	3.86%
Utilities	4.94%
Short-Term Investments	1.30%
Total Value of Securities	100.17%
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

[1]

To monitor compliance with the Series’ concentration guidelines as described in the Series’ Prospectus and Statement of Additional Information, the Financial Services sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Financial Services sector consisted of Banks, Diversified Financial Services, and Insurance. As of June 30, 2020, such amounts, as a percentage of total net assets, were 18.94%, 2.09%, and 5.65%, respectively. The percentage in any such single industry will comply with the Series’ concentration policy even if the percentages in the Financial Services sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets

East West Bancorp	2.82%
ITT	2.52%
MasTec	2.31%
Teradyne	2.17%
Berry Global Group	2.10%
Stifel Financial	1.81%
Webster Financial	1.61%
American Equity Investment Life Holding	1.61%
Louisiana-Pacific	1.60%
Hanover Insurance Group	1.54%

Special Situations Series-2

Delaware VIP® Trust — Delaware VIP Special Situations Series

Schedule of investments

June 30, 2020 (Unaudited)

	Number of	Value
	shares	(US $)

Common Stock – 98.87% ²
Basic Industry – 6.50%
Ashland Global Holdings	18,400	$1,271,440
Berry Global Group †	82,300	3,647,536
HB Fuller	51,900	2,314,740
Huntsman	72,100	1,295,637
Louisiana-Pacific	108,600	2,785,590

		11,314,943

Business Services – 1.33%
Deluxe	25,200	593,208
PAE †	27,351	261,476
WESCO International †	41,700	1,464,087

		2,318,771

Capital Spending – 9.32%
Altra Industrial Motion	79,600	2,536,056
Atkore International Group †	56,700	1,550,745
H&E Equipment Services	47,600	879,648
ITT	74,700	4,387,878
MasTec †	89,700	4,024,839
Primoris Services	63,900	1,134,864
Rexnord	58,600	1,708,190

		16,222,220

Consumer Cyclical – 4.32%
Barnes Group	41,100	1,625,916
KB Home	58,300	1,788,644
Knoll	78,400	955,696
Meritage Homes †	32,800	2,496,736
Standard Motor Products	15,800	650,960

		7,517,952

Consumer Services – 9.00%
Acushnet Holdings	27,400	953,246
Asbury Automotive Group †	17,100	1,322,343
Cable One	1,000	1,774,850
Choice Hotels International	27,300	2,153,970
Cracker Barrel Old Country Store	15,000	1,663,650
Steven Madden	47,900	1,182,651
TEGNA	115,100	1,282,214
Texas Roadhouse	27,700	1,456,189
UniFirst	14,100	2,523,195
Wolverine World Wide	56,613	1,347,955

		15,660,263

Consumer Staples – 3.74%
Core-Mark Holding	39,800	993,209
J & J Snack Foods	14,100	1,792,533
Performance Food Group †	35,100	1,022,814
Scotts Miracle-Gro	11,600	1,559,852
Spectrum Brands Holdings	24,900	1,142,910

		6,511,318

Energy – 3.27%
CNX Resources †	140,400	1,214,460
Delek US Holdings	63,600	1,107,276
Dril-Quip†	27,800	828,162

	Number of	Value
	shares	(US $)

Common Stock ² (continued)

Energy (continued)
Helix Energy Solutions Group †	180,700	$627,029
Patterson-UTI Energy	175,300	608,291
WPX Energy †	205,700	1,312,366

		5,697,584

Financial Services – 26.68%
American Equity Investment Life Holding	113,100	2,794,701
Bank of NT Butterfield & Son	48,100	1,173,159
East West Bancorp	135,400	4,906,896
First Financial Bancorp	109,700	1,523,733
First Hawaiian	83,400	1,437,816
First Interstate BancSystem Class A	46,500	1,439,640
First Midwest Bancorp	123,600	1,650,060
FNB	311,700	2,337,750
Great Western Bancorp	90,500	1,245,280
Hancock Whitney	116,800	2,476,160
Hanover Insurance Group	26,400	2,675,112
Kemper	24,000	1,740,480
Legg Mason	9,800	487,550
NBT Bancorp	32,600	1,002,776
Prosperity Bancshares	29,900	1,775,462
S&T Bancorp	37,500	879,375
Sandy Spring Bancorp	22,400	555,072
Selective Insurance Group	49,600	2,615,904
Stifel Financial	66,500	3,154,095
Umpqua Holdings	215,100	2,288,664
Valley National Bancorp	246,600	1,928,412
Webster Financial	97,800	2,798,058
WesBanco	49,600	1,007,376
Western Alliance Bancorp	67,200	2,544,864

		46,438,395

Healthcare – 3.28%
Avanos Medical †	47,600	1,398,964
Catalent †	13,600	996,880
Integer Holdings †	16,000	1,168,800
Integra LifeSciences Holdings †	16,917	794,930
Service Corp. International	34,500	1,341,705

		5,701,279

Real Estate Investment Trusts – 8.99%
Brandywine Realty Trust	184,600	2,010,294
Highwoods Properties	15,938	594,965
Independence Realty Trust	71,440	820,846
Kite Realty Group Trust	55,005	634,758
Lexington Realty Trust	199,900	2,108,945
Life Storage	21,100	2,003,445
National Health Investors	7,121	432,387
Outfront Media	129,500	1,835,015
RPT Realty	116,100	808,056
Spirit Realty Capital	57,900	2,018,394
STAG Industrial	35,240	1,033,237

Special Situations Series-3

Delaware VIP® Special Situations Series

Schedule of investments (continued)

	Number of	Value
	shares	(US $)
Common Stock ² (continued)
Real Estate Investment Trusts (continued)
Summit Hotel Properties	135,100	$801,143
Washington Real Estate Investment Trust	24,200	537,240

		15,638,725

Technology – 13.64%
Cirrus Logic †	28,400	1,754,552
Coherent †	10,500	1,375,290
Diodes †	19,800	1,003,860
Flex †	228,609	2,343,242
NCR †	50,588	876,184
NetScout Systems †	54,600	1,395,576
ON Semiconductor †	102,600	2,033,532
SYNNEX	13,900	1,664,803
Tech Data †	5,900	855,500
Teradyne	44,600	3,769,146
Tower Semiconductor †	97,300	1,857,457
TTM Technologies †	152,500	1,808,650
Viavi Solutions †	139,300	1,774,682
Vishay Intertechnology	80,500	1,229,235

		23,741,709

Transportation – 3.86%
Kirby †	30,200	1,617,512
Saia †	14,800	1,645,464
SkyWest	28,300	923,146
Werner Enterprises	58,000	2,524,740

		6,710,862

Utilities – 4.94%
ALLETE	25,100	1,370,711

	Number of	Value
	shares	(US $)
Common Stock ² (continued)
Utilities (continued)
Black Hills	36,300	$2,056,758
PNM Resources	45,200	1,737,488
South Jersey Industries	46,500	1,162,035
Southwest Gas Holdings	32,800	2,264,840

		8,591,832

Total Common Stock (cost $203,319,699)		172,065,853

Short-Term Investments – 1.30%
Money Market Mutual Funds – 1.30%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	453,176	453,176
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	453,177	453,177
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	453,177	453,177
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	453,177	453,177
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	453,177	453,177

Total Short-Term Investments (cost $2,265,884)		2,265,884

Total Value of Securities – 100.17% (cost $205,585,583)	$174,331,737

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Special Situations Series-4

Delaware VIP® Trust — Delaware VIP Special Situations Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$174,331,737
Dividends and interest receivable	201,023
Receivable for securities sold	153,547
Receivable for series shares sold	4,653
Other assets	7,880

Total assets	174,698,840

Liabilities:
Payable for securities purchased	461,496
Investment management fees payable	102,494
Payable for series shares redeemed	32,640
Accounting and Administration expenses payable to non-affiliates	29,340
Audit and tax fees payable	19,007
Other accrued expenses	17,542
Trustees’ fees and expenses payable	1,310
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,091
Accounting and administration expenses payable to affiliates	830
Legal fees payable to affiliates	361
Reports and statements to shareholders payable to affiliates	292

Total liabilities	666,403

Total Net Assets	$174,032,437

Net Assets Consist of:
Paid-in capital	$212,058,434
Total distributable earnings (loss)	(38,025,997)

Total Net Assets	$174,032,437

Net Asset Value:
Standard Class:
Net assets	$174,032,437
Shares of beneficial interest outstanding, unlimited authorization, no par	8,430,180
Net asset value per share	$20.64

[1] Investments, at cost	$205,585,583

See accompanying notes, which are an integral part of the financial statements.

Special Situations Series-5

Delaware VIP® Trust —

Delaware VIP Special Situations Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$2,000,716

Expenses:
Management fees	691,037
Audit and tax fees	41,795
Accounting and administration expenses	35,564
Reports and statements to shareholders	8,559
Dividend disbursing and transfer agent fees and expenses	7,757
Trustees’ fees and expenses	5,474
Custodian fees	2,754
Legal fees	754
Registration fees	4
Other	2,113

795,811
Less expenses waived	(56,825)
Less expenses paid indirectly	(3,390)

Total operating expenses	735,596

Net Investment Income	1,265,120

Net Realized and Unrealized Loss:
Net realized loss on investments	(7,813,331)
Net change in unrealized appreciation (depreciation) of investments	(54,570,176)

Net Realized And Unrealized Loss	(62,383,507)

Net Decrease in Net Assets Resulting from Operations	$(61,118,387)

Delaware VIP Trust—

Delaware VIP Special Situations Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,265,120	$2,490,812
Net realized gain (loss)	(7,813,331)	17,409,630
Net change in unrealized appreciation (depreciation)	(54,570,176)	22,063,593

Net increase (decrease) in net assets resulting from operations	(61,118,387)	41,964,035

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(19,890,702)	(17,270,300)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	3,508,835	4,903,509

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	19,890,702	17,270,300

	23,399,537	22,173,809

Cost of shares redeemed:
Standard Class	(7,707,959)	(17,343,572)

Increase in net assets derived from capital share transactions	15,691,578	4,830,237

Net Increase (Decrease) in Net Assets	(65,317,511)	29,523,972

Net Assets:
Beginning of period	239,349,948	209,825,976

End of period	$174,032,437	$239,349,948

See accompanying notes, which are an integral part of the financial statements.

Special Situations Series-6

Delaware VIP® Trust — Delaware VIP Special Situations Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Special Situations Series Standard Class
	Six months
	ended
	6/30/20[1]		Year ended
	(Unaudited)		12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$32.21		$28.86	$40.08	$34.64	$32.40	$34.22

Income (loss) from investment operations:
Net investment income[3]	0.16		0.33	0.23	0.15	0.33	0.18
Net realized and unrealized gain (loss)	(9.02)		5.39	(6.17)	6.06	4.28	(0.27)

Total from investment operations	(8.86)		5.72	(5.94)	6.21	4.61	(0.09)

Less dividends and distributions from:
Net investment income	(0.42)		(0.22)	(0.18)	(0.33)	(0.18)	(0.22)
Net realized gain	(2.29)		(2.15)	(5.10)	(0.44)	(2.19)	(1.51)

Total dividends and distributions	(2.71)		(2.37)	(5.28)	(0.77)	(2.37)	(1.73)

Net asset value, end of period	$20.64		$32.21	$28.86	$40.08	$34.64	$32.40

Total return[4]	(26.06%	)[5]	20.36% [5]	(16.60% )	18.26%	16.10%	(0.52% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,032		$239,350	$209,826	$255,999	$224,220	$202,121
Ratio of expenses to average net assets[6]	0.80%		0.80%	0.80%	0.80%	0.81%	0.80%
Ratio of expenses to average net assets prior to fees waived[6]	0.86%		0.82%	0.80%	0.80%	0.81%	0.80%
Ratio of net investment income to average net assets	1.37%		1.08%	0.65%	0.40%	1.06%	0.52%
Ratio of net investment income to average net assets prior to fees waived	1.31%		1.06%	0.65%	0.40%	1.06%	0.52%
Portfolio turnover	13%		128% [7]	54%	38%	31%	46%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Special Situations Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Special Situations Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Special Situations Series-7

Delaware VIP® Trust — Delaware VIP Special Situations Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Special Situations Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Special Situations Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Special Situations Series-8

Delaware VIP® Special Situations Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $3,390 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.80% of the Series’ average daily net assets from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Series equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $5,144 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $6,910 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of certain internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $2,907 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Special Situations Series-9

Delaware VIP® Special Situations Series

Notes to financial statements (continued)

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$24,777,629
Sales	24,475,647

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Net Unrealized
Cost of	Appreciation	Depreciation	Appreciation
Investments	of Investments	of Investments	of Investments
$205,585,583	$7,306,695	$(38,560,541)	$(31,253,846)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

Securities	Level 1
Assets:
Common Stock	$172,065,853
Short-Term Investments	2,265,884

Total Value of Securities	$174,331,737

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

Special Situations Series-10

Delaware VIP® Special Situations Series

Notes to financial statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Shares sold:
Standard Class	172,679	162,943
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,125,676	569,038

	1,298,355	731,981

Shares redeemed:
Standard Class	(299,851)	(571,361)

Net increase	998,504	160,620

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the

Special Situations Series-11

Delaware VIP® Special Situations Series

Notes to financial statements (continued)

6. Securities Lending (continued)

borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2020. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2020, there were no Rule 144A securities held by the Series.

8. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosurein the Series’ financial statements.

Special Situations Series-12

Delaware VIP® Trust — Delaware VIP Special Situations Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPSS 22648 (8/20) (1273672)	Special Situations Series-13

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Delaware VIP® Trust

Delaware VIP Total Return Series

(formerly, First Investors Life Series Total Return Fund)

June 30, 2020

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Series’ shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Series or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Series that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Series is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2020, and subject to change for events occurring after such date.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

The Series is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

This material may be used in conjunction with the offering of shares in Delaware VIP® Total Return Series only if preceded or accompanied by the Series’ current prospectus or the summary prospectus.

© 2020 Macquarie Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Total Return Series

Disclosure of Series expenses

For the six-month period from January 1, 2020 to June 30, 2020 (Unaudited)

The investment objective of the Series is to seek to provide sustainable current income with potential for capital appreciation with moderate investment risk.

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2020 to June 30, 2020.

Actual expenses

The first section of the table shown, “Actual Series return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ expenses shown in the table reflect fee waiver in effect and assume reinvestment of all dividends and distributions.

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/20	Ending Account Value 6/30/20	Annualized Expense Ratio	Expenses Paid During Period 1/1/20 to 6/30/20*
Actual Series return†
Standard Class	$1,000.00	$878.90	0.86%	$4.02
Service Class	1,000.00	876.90	1.16%	5.41
Hypothetical 5% return (5% return before expenses)
Standard Class	$1,000.00	$1,020.59	0.86%	$4.32
Service Class	1,000.00	1,019.10	1.16%	5.82

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Series’ expenses reflected above, the Series also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The table above does not reflect the expenses of the Underlying Fund.

Total Return Series-1

Delaware VIP® Trust — Delaware VIP Total Return Series

Security type / sector allocation

As of June 30, 2020 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bonds	9.62%
Capital Goods	0.29%
Communications	1.73%
Consumer Cyclical	0.45%
Consumer Non-Cyclical	1.50%
Electric	0.30%
Energy	1.31%
Financials	0.91%
Real Estate Investment Trusts	0.34%
Technology	2.79%
Corporate Bonds	10.32%
Banking	1.21%
Basic Industry	0.90%
Capital Goods	0.60%
Communications	0.83%
Consumer Cyclical	0.93%
Consumer Non-Cyclical	0.65%
Energy	0.41%
Financials	0.52%
Healthcare	1.14%

Security type / sector	Percentage of net assets
Insurance	0.37%
Media	1.67%
Services	0.22%
Technology & Electronics	0.49%
Transportation	0.06%
Utilities	0.32%
Loan Agreement	0.12%
Municipal Bonds	1.90%
US Treasury Obligations	0.33%
Common Stock	53.03%
Convertible Preferred Stock	2.52%
Preferred Stock	0.12%
Exchange-Traded Funds	7.39%
Short-Term Investments	14.10%
Total Value of Securities	99.45%
Receivables and Other Assets Net of Liabilities	0.55%
Total Net Assets	100.00%

Total Return Series-2

Delaware VIP® Trust — Delaware VIP Total Return Series

Schedule of investments

June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)

Convertible Bonds – 9.62%
Capital Goods – 0.29%
Chart Industries 144A 1.00% exercise price $58.73, maturity date 11/15/24 #	139,000	$146,882

		146,882

Communications – 1.73%
DISH Network 2.375% exercise price $82.22, maturity date 3/15/24	242,000	217,460
GCI Liberty 144A 1.75% exercise price $370.52, maturity date 9/30/46 #	184,000	258,148
InterDigital 144A 2.00% exercise price $81.29, maturity date 6/1/24 #	156,000	155,119
Liberty Media 2.25% exercise price $33.63, maturity date 9/30/46	475,000	228,032

		858,759

Consumer Cyclical – 0.45%
Meritor 3.25% exercise price $39.92, maturity date 10/15/37	91,000	90,878
Team 5.00% exercise price $21.70, maturity date 8/1/23	187,000	131,523

		222,401

Consumer Non-Cyclical – 1.50%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	129,000	157,968
Chefs’ Warehouse 144A 1.875% exercise price $44.20, maturity date 12/1/24 #	128,000	93,093
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	14,000	15,674
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	84,000	75,681
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	50,000	63,442
Integra LifeSciences Holdings 144A 0.50% exercise price $73.67, maturity date 8/15/25 #	129,000	117,915
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	177,000	144,562
Tricida 144A 3.50% exercise price $33.23, maturity date 5/15/27 #	70,000	74,280

		742,615

Electric – 0.30%
NRG Energy 2.75% exercise price $47.74, maturity date 6/1/48	148,000	150,370

		150,370

	Principal amount°	Value (US $)

Convertible Bonds (continued)
Energy – 1.31%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	328,000	$212,326
Cheniere Energy 144A 4.875% exercise price $93.64, maturity date 5/28/21 #T	40,000	40,588
Helix Energy Solutions Group 4.25% exercise price $13.89, maturity date 5/1/22	155,000	132,574
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	282,000	262,537

		648,025

Financials – 0.91%
GAIN Capital Holdings 5.00% exercise price $8.20, maturity date 8/15/22	200,000	200,404
Jazz Investments I 1.875% exercise price $199.77, maturity date 8/15/21	259,000	253,004

		453,408

Real Estate Investment Trusts – 0.34%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	181,000	167,312

		167,312

Technology – 2.79%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	305,000	272,213
CSG Systems International 4.25% exercise price $56.75, maturity date 3/15/36	162,000	165,467
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	68,000	72,848
Ligand Pharmaceuticals 0.75% exercise price $248.48, maturity date 5/15/23	98,000	86,194
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	64,000	77,825
Pluralsight 0.375% exercise price $38.76, maturity date 3/1/24	201,000	178,455
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	177,000	160,402
Retrophin 2.50% exercise price $38.80, maturity date 9/15/25	158,000	131,903
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	64,000	68,356
Verint Systems 1.50% exercise price $64.46, maturity date 6/1/21	170,000	168,736

		1,382,399

Total Convertible Bonds (cost $4,982,524)		4,772,171

Total Return Series-3

Delaware VIP® Total Return Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds – 10.32%
Banking – 1.21%
Ally Financial 5.75% 11/20/25	100,000	$106,954
Credit Suisse Group 144A 6.25% #µy	200,000	209,216
Popular 6.125% 9/14/23	75,000	76,023
Royal Bank of Scotland Group 8.625% µy	200,000	208,394

		600,587

Basic Industry – 0.90%
Chemours 7.00% 5/15/25	10,000	9,578
FMG Resources August 2006 144A 5.125% 5/15/24 #	30,000	30,978
Freeport-McMoRan
4.55% 11/14/24	25,000	25,471
5.45% 3/15/43	42,000	41,302
HD Supply 144A 5.375% 10/15/26 #	40,000	40,966
Lennar 5.00% 6/15/27	15,000	16,253
Olin
5.00% 2/1/30	20,000	17,746
5.125% 9/15/27	60,000	56,274
PolyOne 144A 5.75% 5/15/25 #	17,000	17,521
PulteGroup 5.00% 1/15/27	15,000	16,094
Standard Industries 144A 4.75% 1/15/28 #	80,000	81,332
Steel Dynamics 5.00% 12/15/26	65,000	68,820
Univar Solutions USA 144A 5.125% 12/1/27 #	25,000	25,333

		447,668

Capital Goods – 0.60%
Bombardier 144A 6.00% 10/15/22 #	30,000	21,074
Crown Americas 4.25% 9/30/26	55,000	56,571
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	70,000	68,905
TransDigm 144A 6.25% 3/15/26 #	65,000	65,072
United Rentals North America 5.25% 1/15/30	85,000	87,959

		299,581

Communications – 0.83%
Altice France 144A 7.375% 5/1/26 #	200,000	208,998
Level 3 Financing 144A 4.25% 7/1/28 #	55,000	55,202
Sprint 7.125% 6/15/24	80,000	90,475
Zayo Group Holdings 144A 4.00% 3/1/27 #	60,000	57,047

		411,722

Consumer Cyclical – 0.93%
Allison Transmission 144A 5.875% 6/1/29 #	60,000	62,574
Aramark Services 144A 5.00% 2/1/28 #	65,000	61,899
Boyd Gaming 6.00% 8/15/26	60,000	56,014
Hilton Worldwide Finance 4.875% 4/1/27	70,000	68,500

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
MGM Resorts International 5.75% 6/15/25	6,000	$5,951
Murphy Oil USA 4.75% 9/15/29	83,000	85,060
Scientific Games International 144A 8.25% 3/15/26 #	24,000	21,341
William Carter 144A 5.625% 3/15/27 #	30,000	30,987
Yum! Brands 144A 4.75% 1/15/30 #	65,000	66,152

		458,478

Consumer Non-Cyclical – 0.65%
Cott Holdings 144A 5.50% 4/1/25 #	34,000	34,262
JBS USA LUX 144A 6.50% 4/15/29 #	78,000	82,958
Pilgrim’s Pride 144A 5.875% 9/30/27 #	65,000	65,163
Post Holdings 144A 5.50% 12/15/29 #	98,000	101,509
US Foods 144A 6.25% 4/15/25 #	35,000	35,766

		319,658

Energy – 0.41%
Cheniere Corpus Christi Holdings 5.875% 3/31/25	20,000	22,467
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	30,000	25,105
6.25% 4/1/23	5,000	4,463
Hilcorp Energy I 144A 5.00% 12/1/24 #	35,000	30,228
Murphy Oil 5.875% 12/1/27	36,000	31,714
NuStar Logistics 5.625% 4/28/27	30,000	29,066
Southwestern Energy 7.75% 10/1/27	38,000	33,180
Targa Resources Partners 5.375% 2/1/27	30,000	29,019

		205,242

Financials – 0.52%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	200,000	149,350
DAE Funding 144A 5.75% 11/15/23 #	35,000	33,465
E*TRADE Financial 5.875% µy	70,000	72,926

		255,741

Healthcare – 1.14%
Bausch Health 144A 5.50% 11/1/25 #	80,000	81,845
Centene
3.375% 2/15/30	45,000	45,507
4.625% 12/15/29	30,000	31,838
Charles River Laboratories International 144A 4.25% 5/1/28 #	85,000	85,100
CHS 144A 6.625% 2/15/25 #	25,000	23,563
Encompass Health 4.75% 2/1/30	80,000	76,535
HCA
5.375% 2/1/25	70,000	75,184
5.875% 2/15/26	40,000	43,959
Hill-Rom Holdings 144A 4.375% 9/15/27 #	30,000	30,801

Total Return Series-4

Delaware VIP® Total Return Series

Schedule of investments (continued)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
Hologic 144A 4.625% 2/1/28 #	40,000	$41,642
Tenet Healthcare 8.125% 4/1/22	30,000	31,554

		567,528

Insurance – 0.37%
Centene 144A 5.375% 8/15/26 #	60,000	62,657
HUB International 144A 7.00% 5/1/26 #	60,000	60,060
USI 144A 6.875% 5/1/25 #	60,000	60,712

		183,429

Media – 1.67%
AMC Networks 4.75% 8/1/25	70,000	68,887
CCO Holdings
144A 5.375% 6/1/29 #	40,000	42,246
144A 5.875% 5/1/27 #	95,000	99,223
CSC Holdings
5.875% 9/15/22	2,000	2,094
6.75% 11/15/21	50,000	52,626
144A 7.75% 7/15/25 #	200,000	208,602
Gray Television 144A 7.00% 5/15/27 #	55,000	56,521
Lamar Media 5.75% 2/1/26	60,000	62,036
Netflix 5.875% 11/15/28	80,000	91,127
Sinclair Television Group 144A 5.125% 2/15/27 #	45,000	41,110
Sirius XM Radio
144A 5.00% 8/1/27 #	25,000	25,682
144A 5.50% 7/1/29 #	75,000	79,502

		829,656

Services – 0.22%
Prime Security Services Borrower 144A 5.75% 4/15/26 #	70,000	72,701
Service Corp. International 4.625% 12/15/27	36,000	37,455

		110,156

Technology & Electronics – 0.49%
CDK Global 144A 5.25% 5/15/29 #	70,000	72,755
CommScope Technologies 144A 5.00% 3/15/27 #	25,000	22,593
Iron Mountain 144A 5.25% 3/15/28 #	60,000	59,839
SS&C Technologies 144A 5.50% 9/30/27 #	85,000	86,950

		242,137

Transportation – 0.06%
Delta Air Lines 144A 7.00% 5/1/25 #	30,000	31,000

		31,000

Utilities – 0.32%
Calpine
144A 4.50% 2/15/28 #	16,000	15,707
144A 5.25% 6/1/26 #	55,000	55,694
Vistra Operations 144A 5.00% 7/31/27 #	60,000	61,065

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra Operations 144A 5.50% 9/1/26 #	25,000	$25,651

		158,117

Total Corporate Bonds (cost $5,256,107)		5,120,700

Loan Agreement – 0.12%
Frontier Communications Tranche B-1 5.352% (LIBOR03M + 3.75%) 6/17/24 •	62,838	61,519

Total Loan Agreement (cost $61,172)		61,519

Municipal Bonds – 1.90%
Allegheny County Industrial Development Authority Revenue
(United States Steel Corporation Project) 4.875% 11/1/24	100,000	92,335
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	250,000	232,955
New Jersey Tobacco Settlement Financing Corporation Subordinate Series B 5.00% 6/1/46	250,000	274,632
Puerto Rico Sales Tax Financing Revenue
(Restructured) Series A-1 4.75% 7/1/53	335,000	345,104

Total Municipal Bonds (cost $976,825)		945,026

US Treasury Obligations – 0.33%
US Treasury Bond 4.50% 2/15/36	15,000	22,965
US Treasury Floating Rate Note 0.304% (USBMMY3M + 0.154%) 1/31/22 •	60,000	60,088
US Treasury Inflation
Indexed Note
0.125% 10/15/24	4,997	5,240
0.125% 1/15/30	69,756	75,456

Total US Treasury Obligations (cost $160,795)		163,749

	Number of shares
Common Stock – 53.03%
Communication Services – 5.45%
AT&T	20,100	607,623
Comcast Class A	16,583	646,405

Total Return Series-5

Delaware VIP® Total Return Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Common Stock (continued)
Communication Services (continued)
KDDI	3,000	$89,511
Orange	5,590	66,845
Publicis Groupe	2,340	76,015
Verizon Communications	10,500	578,865
Walt Disney	5,742	640,290

		2,705,554

Consumer Discretionary – 3.51%
adidas AG †	245	64,595
Dollar Tree †	7,700	713,636
Hennes & Mauritz Class B	1,490	21,748
Lowe’s	6,000	810,720
Next	470	28,456
Sodexo	820	55,603
Swatch Group	230	46,164

		1,740,922

Consumer Staples – 5.49%
Archer-Daniels-Midland	17,600	702,240
Asahi Group Holdings	1,300	45,659
Conagra Brands	18,600	654,162
Danone †	1,720	119,391
Diageo	2,210	73,455
Kao	500	39,679
Kerry Group Class A	250	31,057
Kirin Holdings	1,300	27,404
Koninklijke Ahold Delhaize	5,220	142,266
Lawson	900	45,270
Mondelez International Class A	12,200	623,786
Nestle	1,145	126,947
Seven & i Holdings	2,900	94,869

		2,726,185

Energy – 1.45%
ConocoPhillips	17,149	720,601

		720,601

Financials – 6.86%
Allstate	6,200	601,338
American International Group	24,900	776,382
Bank of New York Mellon	17,500	676,375
Marsh & McLennan	6,400	687,168
Truist Financial	17,600	660,880

		3,402,143

Healthcare – 9.84%
Abbott Laboratories	6,800	621,724
Brookdale Senior Living †	70,253	207,246
Cardinal Health	13,000	678,470
Cigna	3,200	600,480
CVS Health	10,300	669,191
Fresenius Medical Care AG & Co. †	1,470	126,464
Johnson & Johnson	4,000	562,520
Merck & Co.	7,500	579,975
Novo Nordisk Class B	2,290	149,188

	Number of shares	Value (US $)

Common Stock (continued)
Healthcare (continued)
Pfizer	16,600	$542,820
Roche Holding	420	145,509

		4,883,587

Industrials – 4.35%
Caterpillar	5,703	721,430
G4S	36,270	51,311
Makita	1,600	58,183
Northrop Grumman	1,900	584,136
Raytheon Technologies	10,539	649,413
Secom	300	26,323
Securitas Class B †	4,970	67,205

		2,158,001

Information Technology – 6.78%
Broadcom	2,400	757,464
Cisco Systems	14,600	680,944
Cognizant Technology Solutions Class A	11,178	635,134
Intel	10,600	634,198
Oracle	11,900	657,713

		3,365,453

Materials – 1.81%
Air Liquide	860	124,345
DuPont de Nemours	14,600	775,698

		900,043

REIT Diversified – 0.45%
Alpine Income Property Trust	4,571	74,324
Lexington Realty Trust	14,100	148,755

		223,079

REIT Healthcare – 0.29%
Assura	113,312	109,954
Welltower	659	34,103

		144,057

REIT Hotel – 0.49%
Gaming and Leisure Properties	2,763	95,600
MGM Growth Properties Class A	1,800	48,978
VICI Properties	4,756	96,024

		240,602

REIT Industrial – 0.57%
Americold Realty Trust	3,700	134,310
Prologis	1,600	149,328

		283,638

REIT Information Technology – 0.39%
American Tower	255	65,928
QTS Realty Trust Class A	1,058	67,807
SBA Communications	205	61,074

		194,809

REIT Manufactured Housing – 0.53%
Equity LifeStyle Properties	1,800	112,464

Total Return Series-6

Delaware VIP® Total Return Series

Schedule of investments (continued)

	Number of shares	Value (US $)

Common Stock (continued)
REIT Manufactured Housing (continued)
Sun Communities	1,100	$149,248

		261,712

REIT Multifamily – 2.74%
Apartment Investment and Management Class A	2,500	94,100
AvalonBay Communities	387	59,846
Bluerock Residential Growth REIT	3,709	29,969
Camden Property Trust	1,438	131,174
Equity Residential	10,000	588,200
Grainger	22,257	78,977
Killam Apartment Real Estate Investment Trust	7,464	96,324
NexPoint Residential Trust	3,565	126,023
UDR	4,200	156,996

		1,361,609

REIT Office – 0.11%
Cousins Properties	1,014	30,248
Postal Realty Trust Class A	1,441	22,984

		53,232

REIT Self-Storage – 0.17%
Extra Space Storage	900	83,133

		83,133

REIT Shopping Center – 0.07%
Kimco Realty	2,749	35,297

		35,297

REIT Single Tenant – 0.09%
National Retail Properties	1,200	42,576

		42,576

REIT Specialty – 0.37%
Invitation Homes	4,400	121,132
Safehold	1,100	63,239

		184,371

Utilities – 1.22%
Edison International	11,100	602,841

		602,841

Total Common Stock (cost $27,798,403)		26,313,445

Convertible Preferred Stock – 2.52%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	120	133,176
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	3,271	130,083
Bank of America 7.25% exercise price $50.00 y	136	182,539

	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	4,518	$200,870
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	3,288	126,391
Lyondellbasell Advanced Polymers 6.00% exercise price $25.00 y	243	250,897
QTS Realty Trust 6.50% exercise price $46.86 y	600	85,254
Wells Fargo & Co. 7.50% exercise price $156.71 y	107	138,779

Total Convertible Preferred Stock (cost $1,328,089)		1,247,989

Preferred Stock – 0.12%
Bank of America 6.50% µy	55,000	59,217

Total Preferred Stock (cost $62,154)		59,217

Exchange-Traded Funds – 7.39%
iShares MSCI EAFE ETF	60	3,652
iShares Russell 1000 Growth ETF	7,700	1,478,015
Vanguard FTSE Developed Markets ETF	670	25,989
Vanguard Mega Cap Growth ETF	13,200	2,158,332

Total Exchange-Traded Funds (cost $3,678,389)		3,665,988

Short-Term Investments – 14.10%
Money Market Mutual Funds – 14.10%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.10%)	1,399,108	1,399,108
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.06%)	1,399,108	1,399,108
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.15%)	1,399,108	1,399,108
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	1,399,108	1,399,108
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.04%)	1,399,108	1,399,108

Total Short-Term Investments (cost $6,995,540)		6,995,540

Total Value of Securities – 99.45% (cost $51,299,998)	$49,345,344

Total Return Series-7

Delaware VIP® Total Return Series

Schedule of investments (continued)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2020, the aggregate value of Rule 144A securities was $4,453,454, which represents 8.98% of the Series’ net assets. See Note 8 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020. Rate will reset at a future date.
y	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

EAFE – Europe, Australasia and Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange 100 Index

GS – Goldman Sachs

ICE – Intercontinental Exchange

LIBOR – London interbank offered rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

MSCI – Morgan Stanley Capital International

PIK – Payment-in-kind

REIT – Real Estate Investment Trust

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Total Return Series-8

Delaware VIP® Trust — Delaware VIP Total Return Series
Statement of assets and liabilities	June 30, 2020 (Unaudited)

Assets:
Investments, at value[1]	$49,345,344
Cash	204,578
Dividends and interest receivable	159,006
Receivable for series shares sold	6,091
Foreign tax reclaims receivable	2,349
Prepaid expenses	2,096
Other assets	1,746

Total assets	49,721,210

Liabilities:
Due to custodian	14
Audit and tax fees payable	26,177
Investment management fees payable	22,272
Accounting and administration fees payable to non-affiliates	20,033
Pricing fees payable	12,300
Reports and statements to shareholders expenses payable to non-affiliates	11,166
Payable for series shares redeemed	8,269
Legal fees payable to affiliates	1,955
Accounting and administration expenses payable to affiliates	470
Trustees’ fees and expenses payable	378
Dividend disbursing and transfer agent fees and expenses payable to affiliates	308
Reports and statements to shareholders expenses payable to affiliates	84
Distribution fees payable	2

Total liabilities	103,428

Total Net Assets	$49,617,782

Net Assets Consist of:
Paid-in capital	$52,550,597
Total distributable earnings (loss)	(2,932,815)

Total Net Assets	$49,617,782

Net Asset Value:
Standard Class:
Net assets	$49,608,693
Shares of beneficial interest outstanding, unlimited authorization, no par	4,534,178
Net asset value per share	$10.94

Service Class:
Net assets	$9,089
Shares of beneficial interest outstanding, unlimited authorization, no par	832
Net asset value per share	$10.92
[1]Investments, at cost	$51,299,998

See accompanying notes, which are an integral part of the financial statements.

Total Return Series-9

Delaware VIP® Trust —

Delaware VIP Total Return Series

Statement of operations

Six months ended June 30, 2020 (Unaudited)

Investment Income:
Dividends	$511,377
Interest	247,385
Foreign tax withheld	(3,552)

755,210

Expenses:
Management fees	165,904
Distribution expenses – Service Class	14
Audit and tax fees	47,303
Accounting and administration expenses	24,515
Legal fees	3,779
Custodian fees	3,763
Reports and statements to shareholders	3,557
Dividend disbursing and transfer agent fees and expenses	2,174
Trustees’ fees and expenses	1,503
Registration fees	5
Other	16,457

268,974
Less expenses waived	(46,161)
Less expenses paid indirectly	(3,526)

Total operating expenses	219,287

Net Investment Income	535,923

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,449,950)
Foreign currencies	(1,550)
Foreign currency exchange contracts	(7,986)
Futures contracts	625
Swap contracts	13,554

Net realized loss	(1,445,307)

Net change in unrealized appreciation (depreciation) of:
Investments	(6,135,699)
Foreign currencies	(38)
Foreign currency exchange contracts	342
Futures contracts	466

Net change in unrealized appreciation (depreciation)	(6,134,929)

Net Realized And Unrealized Loss	(7,580,236)

Net Decrease in Net Assets Resulting from Operations	$(7,044,313)

Delaware VIP Trust—

Delaware VIP Total Return Series

Statements of changes in net assets

	Six months ended 6/30/20 (Unaudited)	Year ended 12/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$535,923	$929,739
Net realized gain (loss)	(1,445,307)	5,506,713
Net change in unrealized appreciation (depreciation)	(6,134,929)	3,254,152

Net increase (decrease) in net assets resulting from operations	(7,044,313)	9,690,604

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class	(6,073,008)	(2,116,836)
Service Class	(1,105)	—

	(6,074,113)	(2,116,836)

Capital Share Transactions:
Proceeds from shares sold:
Standard Class	1,131,596	3,207,400
Service Class	—	10,000

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	6,073,008	2,116,836
Service Class	1,105	—

	7,205,709	5,334,236

Cost of shares redeemed:
Standard Class	(3,116,711)	(5,890,384)

Increase (Decrease) in net assets derived from capital share transactions	4,088,998	(556,148)

Net Increase (Decrease) in Net Assets	(9,029,428)	7,017,620

Net Assets:
Beginning of period	58,647,210	51,629,590

End of period	$49,617,782	$58,647,210

See accompanying notes, which are an integral part of the financial statements.

Total Return Series-10

Delaware VIP® Trust — Delaware VIP Total Return Series

Financial highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Total Return Series Standard Class
	Six months ended
	6/30/20[1]		Year ended
	(Unaudited)		12/31/19[2]	12/31/18	12/31/17	12/31/16	12/31/15
Net asset value, beginning of period	$14.29		$12.50	$13.83	$12.58	$11.98	$12.30

Income (loss) from investment operations:
Net investment income[3]	0.13		0.22	0.24	0.18	0.18	0.15
Net realized and unrealized gain (loss)	(1.95)		2.08	(1.28)	1.28	0.59	(0.34)

Total from investment operations	(1.82)		2.30	(1.04)	1.46	0.77	(0.19)

Less dividends and distributions from:
Net investment income	(0.27)		(0.26)	(0.22)	(0.21)	(0.17)	(0.13)
Net realized gain	(1.26)		(0.25)	(0.07)	—	—	—

Total dividends and distributions	(1.53)		(0.51)	(0.29)	(0.21)	(0.17)	(0.13)

Net asset value, end of period	$10.94		$14.29	$12.50	$13.83	$12.58	$11.98

Total return[4]	(12.11%)	[5]	18.88% [5]	(7.65% )	11.75%	6.62%	(1.61% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,609		$58,637	$51,630	$47,910	$40,400	$36,509
Ratio of expenses to average net assets[6]	0.86%		0.93%	0.90%	0.86%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[6]	1.04%		0.99%	0.90%	0.86%	0.89%	0.89%
Ratio of net investment income to average net assets	2.10%		1.63%	1.80%	1.39%	1.45%	1.20%
Ratio of net investment income to average net assets prior to fees waived	1.92%		1.57%	1.80%	1.39%	1.45%	1.20%
Portfolio turnover	42%		150% [7]	68%	48%	67%	39%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

On Oct. 4, 2019, the First Investors Life Series Total Return Fund shares were reorganized into Standard Class shares of the Series. See “Notes to financial statements.” The Standard Class shares financial highlights for the period prior to Oct. 4, 2019, reflect the performance of the First Investors Life Series Total Return Fund shares.

[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Total return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[7]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Total Return Series-11

Delaware VIP® Total Return Series

Financial highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Total Return Series Service Class
	Six months ended 6/30/20[1] (Unaudited)	10/31/19[2] to 12/31/19
Net asset value, beginning of period	$14.29	$13.79

Income (loss) from investment operations:
Net investment income[3]	0.11	0.04
Net realized and unrealized gain (loss)	(1.95)	0.46

Total from investment operations	(1.84)	0.50

Less dividends and distributions from:
Net investment income	(0.27)	—
Net realized gain	(1.26)	—

Total dividends and distributions	(1.53)	—

Net asset value, end of period	$10.92	$14.29

Total return[4]	(12.31%)	3.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9	$10
Ratio of expenses to average net assets[5]	1.16%	1.16%
Ratio of expenses to average net assets prior to fees waived[5]	1.34%	1.50%
Ratio of net investment income to average net assets	1.80%	1.79%
Ratio of net investment income to average net assets prior to fees waived	1.62%	1.45%
Portfolio turnover	42%	150%[6,7]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Series invests.
[6]	The Series’ portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Series’ portfolio managers and associated repositioning.
[7]	Portfolio turnover is representative of the Series for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Total Return Series-12

Delaware VIP® Trust — Delaware VIP Total Return Series

Notes to financial statements

June 30, 2020 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust. The Trust consists of 22 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (1940 Act). These financial statements and the related notes pertain to Delaware VIP Total Return Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the 1940 Act and offers Standard Class and Service Class shares. The Standard Class shares do not carry a distribution and service (12b-1) fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

Before the Series commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the First Investors Life Series Total Return Fund, its Predecessor Series were transferred to the Series in a tax-free reorganization as set forth in an agreement and plan of reorganization (the Foresters Reorganization) between the Trust, on behalf of the Series, and Foresters Investment Management Company, Inc. (FIMCO), on behalf of the Predecessor Series. As a result of the Foresters Reorganization, the Series assumed the performance and accounting history of the Predecessor Series. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Series.

1. Significant Accounting Policies

The Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Open-end investment companies are valued at their published net asset value (NAV) per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken or expected to be taken on the Series’ federal income tax returns through the six months ended June 30, 2020 and for all open tax years (years ended Dec. 31, 2017–Dec. 31, 2019), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regard to foreign taxes only, the Series has open tax years in certain foreign countries in which it invests that may date back to the inception of the Series. If applicable, the Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2020, the Series did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds — The Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Series may invest include ETFs. The Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Total Return Series-13

Delaware VIP® Total Return Series

Notes to financial statements (continued)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned $3,526 under this arrangement.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2020, the Series earned less than $1 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.86% of the Series’ average daily net assets for the Standard Class and 1.16% for the Service Class from Jan. 1, 2020 through June 30, 2020.* These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Series security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s

Total Return Series-14

Delaware VIP® Total Return Series

Notes to financial statements (continued)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Series, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2020, the Series was charged $2,865 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly at the annual rate of 0.0075% of the Series’ average daily net assets. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2020, the Series was charged $1,914 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are paid directly by the Series and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.30% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Series. For the six months ended June 30, 2020, the Series was charged $5,434 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

In addition to the management fees and other expenses of the Series, the Series indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Series will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended June 30, 2020 were executed by the Series pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2020, the Series engaged in Rule 17a-7 securities sales of $212,134. The Series did not engage in Rule 17a-7 securities purchases for the six months ended June 30, 2020. There was no realized gain (loss) as a result of 17a-7 securities sales.

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

3. Investments

For the six months ended June 30, 2020, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$19,356,021
Purchases of US government securities	660,453
Sales other than US government securities	24,981,521
Sales of US government securities	1,570,709

Total Return Series-15

Delaware VIP® Total Return Series

Notes to financial statements (continued)

3. Investments (continued)

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation of Investments	Aggregate Unrealized Depreciation of Investments	Net Unrealized Appreciation of Investments
$51,387,708	$1,585,215	$(3,627,579)	$(2,042,364)

US GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Total
Securities
Assets:
Corporate Debt	$—	$9,892,871	$9,892,871
Loan Agreements	—	61,519	61,519
Municipal Bonds	—	945,026	945,026
US Treasury Obligations	—	163,749	163,749
Convertible Preferred Stock[1]	733,833	514,156	1,247,989
Common Stock
Communication Services	2,473,183	232,371	2,705,554
Consumer Discretionary	1,524,356	216,566	1,740,922
Consumer Staples	1,980,188	745,997	2,726,185
Energy	720,601	—	720,601
Financials	3,402,143	—	3,402,143
Healthcare	4,462,426	421,161	4,883,587
Industrials	1,954,979	203,022	2,158,001
Information Technology	3,365,453	—	3,365,453
Materials	775,698	124,345	900,043
REIT Diversified	223,079	—	223,079
REIT Healthcare	34,103	109,954	144,057

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Delaware VIP® Total Return Series

Notes to financial statements (continued)

3. Investments (continued)	Level 1	Level 2	Total
Securities
Assets:
REIT Hotel	$240,602	$—	$240,602
REIT Industrial	283,638	—	283,638
REIT Information Technology	194,809	—	194,809
REIT Manufactured Housing	261,712	—	261,712
REIT Multifamily	1,282,632	78,977	1,361,609
REIT Office	53,232	—	53,232
REIT Self-Storage	83,133	—	83,133
REIT Shopping Center	35,297	—	35,297
REIT Single Tenant	42,576	—	42,576
REIT Specialty	184,371	—	184,371
Utilities	602,841	—	602,841
Preferred Stock	—	59,217	59,217
Exchange-Traded Funds	3,665,988	—	3,665,988
Short-Term Investments	6,995,540	—	6,995,540

Total Value of Securities	$35,576,413	$13,768,931	$49,345,344

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 58.80% and 41.20%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments and Level 2 investments represent investments with observable inputs.

As a result of utilizing international fair value pricing at June 30, 2020, a portion of the common stock in the portfolio was categorized as Level 2.

During the six months ended June 30, 2020, there were no transfers into or out of Level 3 investments. The Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended June 30, 2020, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/20	Year ended 12/31/19

Shares sold:
Standard Class	97,337	240,492
Service Class	—	725
Shares issued upon reinvestment of dividends and distributions:
Standard Class	587,332	165,120
Service Class	107	—

	684,776	406,337

Shares redeemed:
Standard Class	(252,716)	(434,147)

Net increase (decrease)	432,060	(27,810)

5. Line of Credit

The Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The revolving line of credit available was increased from $250,000,000 to $275,000,000 on May 6, 2020. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to

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Delaware VIP® Total Return Series

Notes to financial statements (continued)

5. Line of Credit (continued)

borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Series had no amounts outstanding as of June 30, 2020, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts

The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts and foreign cross currency exchange contracts were outstanding at June 30, 2020.

During the six months ended June 30, 2020, the Series entered into foreign currency exchange contracts and foreign cross currency exchange contracts to fix the US dollar value of a security between trade date and settlement date and hedge the US dollar value of securities it already owns that are denominated in foreign currencies.

At June 30, 2020, the Series experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statement of assets and liabilities” and “Statement of operations.”

Futures Contracts

A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2020.

During the six months ended June 30, 2020, the Series entered into futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts

The Series may enter into currency swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use currency swaps to protect against currency fluctuations. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Series will not be permitted to enter into any swap transactions unless, at the time of

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Delaware VIP® Total Return Series

Notes to financial statements (continued)

6. Derivatives (continued)

entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2020, the Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2020, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2020.

During the six months ended June 30, 2020, the Series entered into CDS contracts to hedge against credit events and currency swap contracts to protect against currency fluctuations.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2020 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(7,986)	$—	$—	$(7,986)
Interest rate contracts	—	625	—	625
Credit contracts	—	—	13,554	13,554

Total	$(7,986)	$625	$13,554	$6,193

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Delaware VIP® Total Return Series

Notes to financial statements (continued)

6. Derivatives (continued)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$342	$—	$342
Interest rate contracts	—	466	466

Total	$342	$466	$808

The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2020:

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average notional value)	$23,828	$28,805
Futures contracts (average notional value)	2,069	–
CDS contracts (average notional value)*	138,336	–

*Long represents buying protection and short represents selling protection.

7. Securities Lending

The Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent, and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Series’ cash collateral account may be less than the amount the Series would be required to return to the borrowers of the securities and the Series would be required to make up for this shortfall.

During the six months ended June 30, 2020, the Series had no securities out on loan.

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Delaware VIP® Total Return Series

Notes to financial statements (continued)

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Series’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Series invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require the Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Series may pay an assignment fee. On an ongoing basis, the Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series.

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in REITs and is subject to the risks associated with that industry. If the Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2020. The Series’ REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest

Total Return Series-21

Delaware VIP® Total Return Series

Notes to financial statements (continued)

8. Credit and Market Risk (continued)

rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. Management has implemented the ASU 2018-13 on the financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through Dec. 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2020, that would require recognition or disclosure in the Series’ financial statements.

Total Return Series-22

Delaware VIP® Trust — Delaware VIP Total Return Series

Other Series information (Unaudited)

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Series has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Series in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Series’ liquidity risk; (2) classification of each of the Series’ portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Series’ net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Series’ acquisition of Illiquid investments if, immediately after the acquisition, the Series would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Series’ holdings of Illiquid assets exceed 15% of the Series’ net assets. Series with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Series’ liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Series’ investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Series during both normal and reasonably foreseeable stressed conditions; and (3) the Series’ holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Series’ portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Series primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 19-21, 2020, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from December 1, 2018 through March 31, 2020. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Series’ liquidity needs. The Series’ HLIM is set at an appropriate level and the Series complied with its HLIM at all times during the reporting period.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip/literature. The Series’ Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

SA-VIPTR 22649 (8/20) (1273672)	Total Return Series-23

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE VIP® TRUST

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 4, 2020

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2020